UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Gotham Absolute Return Fund
Institutional Class Shares | GARIX
Annual Shareholder Report — September 30,
2024
This annual shareholder report contains important information about the Gotham Absolute Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/documents
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Absolute Return Fund (Institutional Class Shares / GARIX)	$ 208	1.80%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Absolute Return Fund returned 31.53% (net), the S&P 500
  ®
  Total Return Index returned 36.35%, and the
  HFRX
  Equity
  Hedge
  Index returned 11.35%.
  The spread for the period was 17.38%
  1
  .
  The long portfolio contributed 41.61% for the trailing twelve-month period. The short portfolio detracted 10.39% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	12.90%	30.04%
	Industrials	8.27%	19.92%
Short	Consumer Staples	0.01%	-3.84%
(Consumer Staples was the only sector with positive short side contribution)
Largest Detractors
Long	(No sectors were detractors on the long side)
Short	Industrials	-2.16%	-11.79%
	Information Technology	-2.15%	-9.98%
Stock Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Super Micro Computer Inc	1.92%	0.80%
	NVIDIA Corporation	1.78%	1.40%
Short	Mobileye Global Inc.	0.38%	-0.26%
	Lamb Weston Holdings Inc	0.31%	-0.55%
Largest Detractors
Long	Extreme Networks Inc.	-0.25%	0.24%
	CrowdStrike Holdings Inc	-0.21%	0.37%
Short	Coeur Mining Inc	-0.37%	-0.24%
	Snap Inc	-0.33%	-0.26%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Absolute Return Fund’s Institutional Class Shares vs. the S&P 500
®
Total Return Index

and

the HFRX Equity Hedge Index.
Growth of $100,000
For the years September 30, 2014 through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	31.53%	11.19%	6.79%
S&P 500 ® Total Return Index	36.35%	15.98%	13.38%
HFRX Equity Hedge Index	11.35%	6.01%	3.49%
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 787,813,211
Total number of portfolio holdings	1,877
Total advisory fee paid, net	$ 8,190,698
Portfolio turnover rate as of the end of the reporting period	270%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets
:
Sector Allocation
Information Technology	26.7%
Industrials	13.9%
Consumer Discretionary	12.5%
Health Care	12.4%
Communication Services	6.7%
Consumer Staples	6.2%
Energy	5.8%
Materials	5.3%
Utilities	3.0%
Financials	2.5%
Other Assets in Excess of Liabilities	5.0%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Enhanced Return Fund
Institutional Class Shares | GENIX
Annual Shareholder Report —
September
30, 2024
This annual shareholder report contains important information about the Gotham Enhanced Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/documents
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced Return Fund (Institutional Class Shares / GENIX)	$ 253	2.07%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Enhanced Return Fund returned 44.53% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  The spread for the period was 16.55%
  1
  .
  The long portfolio contributed 60.72% for the trailing twelve-month period. The short portfolio detracted -13.73% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	16.21%	39.30%
	Industrials	11.45%	27.73%
Short	(No sectors were contributors on the short side)
Largest Detractors
Long	(No sectors were detractors on the long side)
Short	Industrials	-2.96%	-14.37%
	Information Technology	-2.62%	-12.47%
Stock Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Super Micro Computer Inc	2.16%	0.80%
	NVIDIA Corporation	2.03%	2.21%
Short	Mobileye Global Inc.	0.54%	-0.34%
	Lamb Weston Holdings Inc	0.41%	-0.55%
Largest Detractors
Long	Extreme Networks Inc	-0.28%	0.26%
	Align Technology Inc	-0.26%	0.28%
Short	Snap Inc	-0.47%	-0.32%
	Coeur Mining Inc	-0.45%	-0.27%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
*
The Gotham Enhanced Return Fund invests in other investment companies sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying funds.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Enhanced Return Fund’s Institutional Class Shares vs. the S&P 500
®
Total Return Index.
Growth of $100,000
For the years September 30, 2014 through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	44.53%	14.53%	10.33%
S&P 500® Total Return Index	36.35%	15.98%	13.38%
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 274,289,002
Total number of portfolio holdings	1,898
Total advisory fee paid, net	$ 2,320,629
Portfolio turnover rate as of the end of the reporting period	181%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	13.3%
Industrials	8.2%
Health Care	6.7%
Consumer Discretionary	6.1%
Communication Services	3.6%
Consumer Staples	3.5%
Energy	3.2%
Materials	2.8%
Financials	1.4%
Utilities	1.3%
Affiliated Equity Registered Investment Companies	43.7%
Exchange Traded Funds	1.1%
Other Assets in Excess of Liabilities	5.1%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Neutral Fund
Institutional Class Shares | GONIX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Gotham Neutral Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/documents
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Neutral Fund (Institutional Class Shares / GONIX)	$ 210	1.88%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Neutral Fund returned 23.18% (net), the S&P 500
  ®
  Total Return Index returned 36.35%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index returned 5.46%.
  The spread for the period was 13.76%
  1
  .
  The long portfolio contributed 36.96% for the trailing twelve-month period. The short portfolio detracted 16.14% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	9.16%	25.18%
	Industrials	8.91%	22.27%
Short	Consumer Staples	0.32%	-5.64%
(Consumer Staples was the only sector with positive short side contribution)
Largest Detractors
Long	(No sectors were detractors on the long side)
Short	Information Technology	-3.80%	-18.24%
	Industrials	-3.40%	-18.91%
Stock Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Super Micro Computer Inc	1.34%	1.20%
	NVIDIA Corporation	1.20%	0.94%
Short	Mobileye Global Inc.	0.63%	-0.46%
	Lamb Weston Holdings Inc	0.52%	-0.66%
Largest Detractors
Long	Align Technology Inc	-0.38%	0.41%
	Extreme Networks Inc	-0.35%	0.31%
Short	Snap Inc	-0.65%	-0.46%
	Coeur Mining Inc	-0.46%	-0.31%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Neutral Fund’s Institutional Class Shares vs. the S&P 500
®
Total Return Index

and

the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.
Growth of $100,000
For the years September 30, 2014 through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	23.18%	6.83%	2.78%
S&P 500® Total Return Index*	36.35%	15.98%	13.38%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	5.46%	2.32%	1.65%
*	The Fund has designated the S&P 500 ® Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 93,786,188
Total number of portfolio holdings	1,905
Total advisory fee paid, net	$ 818,578
Portfolio turnover rate as of the end of the reporting period	427%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	22.9%
Industrials	14.5%
Health Care	12.9%
Consumer Discretionary	12.3%
Energy	7.1%
Materials	6.8%
Consumer Staples	6.6%
Communication Services	5.4%
Utilities	3.6%
Financials	1.9%
Other Assets in Excess of Liabilities	6.0%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were
no
changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Index Plus Fund
Institutional Class Shares | GINDX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Gotham Index Plus Fund Institutional Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/documents
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Index Plus Fund (Institutional Class Shares / GINDX)	$ 232	1.96%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Index Plus Fund Institutional Class Shares returned 36.54% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  The spread for the period was 5.35%
  1
  .
  The long portfolio contributed 64.49% for the trailing twelve-month period. The short portfolio detracted -26.09% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	16.41%	42.38%
	Industrials	10.96%	27.56%
Short	Consumer Staples	0.08%	-7.20%
(Consumer Staples was the only sector with positive short side contribution)
Largest Detractors
Long	(No Sectors were detractors on the long side)
Short	Information Technology	-5.58%	-12.77%
	Industrials	-5.33%	-15.48%
Stock Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	NVIDIA Corporation	3.69%	4.35%
	Microsoft Corp	2.73%	7.83%
Short	Lamb Weston Holdings Inc	0.49%	-1.09%
	Intel Corp	0.32%	-0.69%
Largest Detractors
Long	Super Micro Computer Inc	-0.45%	0.62%
	Bath & Body Works Inc	-0.29%	0.41%
Short	Axon Enterprise Inc	-0.82%	-0.90%
	Western Digital Corp	-0.64%	-1.10%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e.,100% long the long portfolio less 100% long the short portfolio).
*
The Gotham Index Plus Fund invests in another investment company sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying fund.
Fund
Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Index Plus Fund’s Institutional Class Shares vs. the S&P 500
®
Total Return Index.
Growth of $100,000
For the period March 31, 2015* through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	36.54%	16.19%	13.62% *
S&P 500® Total Return Index	36.35%	15.98%	13.44% **
*	Institutional Class Shares of the Gotham Index Plus Fund incepted on March 31, 2015 .
**	Benchmark performance is from inception date of the Fund’s Institutional Class Shares only and is not the inception date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 893,171,913
Total number of portfolio holdings	787
Total advisory fee paid, net	$ 4,716,826
Portfolio turnover rate as of the end of the reporting period	126%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	10.5%
Industrials	7.8%
Health Care	6.2%
Consumer Discretionary	5.9%
Financials	4.3%
Consumer Staples	4.1%
Communication Services	3.5%
Energy	2.9%
Materials	2.1%
Real Estate	1.4%
Utilities	1.1%
Affiliated Equity Registered Investment Company	44.9%
Other Assets in Excess of Liabilities	5.3%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Index Plus Fund
Investor Class Shares | GNNDX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Gotham Index Plus Fund Investor Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/documents
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Index Plus Fund (Investor Class Shares / GNNDX)	$ 260	2.20%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Index Plus Fund Investor Class Shares returned 36.14% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  The spread for the period was 5.35%
  1
  .
  The long portfolio contributed 64.49% for the trailing twelve-month period. The short portfolio detracted -26.09% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	16.41%	42.38%
	Industrials	10.96%	27.56%
Short	Consumer Staples	0.08%	-7.20%
(Consumer Staples was the only sector with positive short side contribution)
Largest Detractors
Long	(No Sectors were detractors on the long side)
Short	Information Technology	-5.58%	-12.77%
	Industrials	-5.33%	- 15.48%
Stock Contributors/Detractors *
		Contribution	Average Exposure
Largest Contributors
Long	NVIDIA Corporation	3.69%	4.35%
	Microsoft Corp	2.73%	7.83%
Short	Lamb Weston Holdings Inc	0.49%	-1.09%
	Intel Corp	0.32%	-0.69%
Largest Detractors
Long	Super Micro Computer Inc	-0.45%	0.62%
	Bath & Body Works Inc	-0.29%	0.41%
Short	Axon Enterprise Inc	-0.82%	-0.90%
	Western Digital Corp	-0.64%	-1.10%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
*
The Gotham Index Plus Fund invests in another investment company sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying fund.
Fund Performance
The following is a comparison of the change in value of a $
10,000
investment in Gotham Index Plus Fund’s Investor Class Shares vs. the S&P 500
®
Total Return Index.
Growth of $10,000
For the period December 29, 2017* through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class Shares	36.14%	15.90%	12.58% *
S&P 500® Total Return Index	36.35%	15.98%	13.98% **
*	Investor Class Shares of the Gotham Index Plus Fund incepted on December 29, 2017 .
**	Benchmark performance is from inception date of the Fund’s Institutional Class Shares only and is not the inception date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 893,171,913
Total number of portfolio holdings	787
Total advisory fee paid, net	$ 4,716,826
Portfolio turnover rate as of the end of the reporting period	126%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	10.5%
Industrials	7.8%
Health Care	6.2%
Consumer Discretionary	5.9%
Financials	4.3%
Consumer Staples	4.1%
Communication Services	3.5%
Energy	2.9%
Materials	2.1%
Real Estate	1.4%
Utilities	1.1%
Affiliated Equity Registered Investment Company	44.9%
Other Assets in Excess of Liabilities	5.3%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Large Value Fund
Institutional Class Shares | GVALX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Gotham Large Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/documents
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Large Value Fund (Institutional Class Shares / GVALX)	$ 93	0.82%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Large Value Fund returned 26.40% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Industrials	7.48%	19.92%
Information Technology	4.02%	11.07%
Largest Detractors
(No sectors were detractors)
Stock Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Broadcom Inc	0.97%	1.42%
General Electric Co	0.86%	1.01%
Largest Detractors
Lululemon Athletica Inc	-0.24%	0.41%
Pfizer Inc	-0.22%	1.05%
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Large Value Fund’s Institutional Class Shares vs. the S&P 500
®
Total Return Index.
Growth of $100,000
For the period December 31, 2015* through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	26.40%	11.83%	12.19% *
S&P 500® Total Return Index	36.35%	15.98%	14.62% **
*	The Gotham Large Value Fund commenced operations on December 31, 2015 .
**	Benchmark performance is from the inception date of the Fund Class only and is not the inception date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 33,899,823
Total number of portfolio holdings	237
Total advisory fee paid, net	$ 124,588
Portfolio turnover rate as of the end of the reporting period	330%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Industrials	20.7%
Consumer Discretionary	14.8%
Consumer Staples	11.7%
Health Care	11.6%
Information Technology	10.7%
Financials	9.0%
Energy	7.7%
Communication Services	7.1%
Real Estate	2.9%
Materials	2.7%
Utilities	0.2%
Other Assets in Excess of Liabilities	0.9%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Enhanced S&P 500
Index Fund

Institutional Class Shares | GSPFX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Gotham Enhanced S&P 500 Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/documents
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced S&P 500 Index Fund (Institutional Class Shares / GSPFX)	$ 59	0.50%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Enhanced S&P 500 Index Fund returned 34.43% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Information Technology	11.41%	27.72%
Communication Services	5.29%	13.21%
Largest Detractors
Energy	-0.04%	2.81%
(Energy was the only sector with negative contribution)
Stock Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Microsoft Corp	2.76%	7.95%
Apple Inc	2.53%	6.64%
Largest Detractors
Super Micro Computer Inc	-0.25%	0.15%
Lululemon Athletica Inc	-0.18%	0.19%
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Gotham Enhanced S&P 500 Index Fund’s Institutional Class Shares vs. the S&P 500
®
Total Return Index.
Growth of $10,000
For the period December 30, 2016* through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	34.43%	15.18%	15.10% *
S&P 500® Total Return Index	36.35%	15.98%	15.00% **
*	The Gotham Enhanced S&P 500 Index Fund commenced operations on December 30, 2016 .
**	Benchmark performance is from the inception date of the Fund Class only and is not the inception date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 21,024,025
Total number of portfolio holdings	501
Total advisory fee paid, net	$ 68,986
Portfolio turnover rate as of the end of the reporting period	160%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	28.3%
Consumer Discretionary	13.3%
Communication Services	12.8%
Financials	11.8%
Industrials	11.8%
Health Care	8.2%
Consumer Staples	6.3%
Energy	4.4%
Materials	1.4%
Utilities	0.5%
Real Estate	0.3%
Other Assets in Excess of Liabilities	0.9%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Hedged Core Fund
Institutional Class Shares | GCHDX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Gotham Hedged Core Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/documents
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Hedged Core Fund (Institutional Class Shares / GCHDX)	$ 195	1.70%
Management's Discussion of Fund
Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Hedged Core Fund returned 29.45% (net), the S&P 500
  ®
  Total Return Index returned 36.35%, and the HFRX Equity Hedge Index returned 11.35%.
  The spread for the period was 1.16%
  1
  .
  The long portfolio contributed 42.83% for the trailing twelve-month period. The short portfolio detracted -11.86% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	11.68%	35.90%
	Communication Services	6.11%	13.94%
Short	Consumer Staples	0.21%	-0.80%
(Consumer Staples was the only sector with positive short side contribution)
Largest Detractors
Long	Energy	-0.02%	1.84%
(Energy was the only sector with negative long side contribution)
Short	Information Technology	-4.09%	-10.12%
	Utilities	-3.58%	-9.66%
Stock Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Meta Platforms Inc	1.80%	2.26%
	Apple Inc	1.77%	4.53%
Short	Super Micro Computer Inc	0.39%	-0.54%
	Lululemon Athletica Inc	0.27%	-0.39%
Largest Detractors
Long	Pfizer Inc	-0.25%	1.18%
	Jabil Inc	-0.18%	2.21%
Short	NVIDIA Corporation	-0.92%	-0.69%
	Monolithic Power Systems Inc	-0.53%	-0.56%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
Fund Performance
The following is a comparison of the change in value of a $25,000 investment in Gotham Hedged Core Fund’s Institutional Class Shares vs. the S&P 500
®
Total Return Index

and

the HFRX Equity Hedge Index.
Growth of $25,000
For the period September 30, 2016* through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	29.45%	10.97%	10.19% *
S&P 500 ® Total Return Index**	36.35%	15.98%	15.00% ***
HFRX Equity Hedge Index	11.35%	6.01%	4.76% ***
*	The Gotham Hedged Core Fund commenced operations on September 30, 2016 .
**	The Fund has designated the S&P 500 ® Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 6,206,596
Total number of portfolio holdings	291
Total advisory fee paid, net	$ 43,461
Portfolio turnover rate as of the end of the reporting period	211%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
	Long	Short	Net
Information Technology	44.8%	(11.6) %	33.2%
Consumer Staples	16.9%	(0.4) %	16.5%
Health Care	19.2%	(5.1) %	14.1%
Communication Services	12.8%	(1.2) %	11.6%
Financials	12.1%	(0.6) %	11.5%
Consumer Discretionary	12.2%	(2.9) %	9.3%
Industrials	13.7%	(4.7) %	9.0%
Energy	1.7%	(1.3) %	0.4%
Materials	1.1%	(1.9) %	(0.8) %
Real Estate	—	(1.1) %	(1.1) %
Utilities	3.2%	(8.8) %	(5.6) %
Total Investments	137.7%	(39.6) %	98.1%
Other Assets in Excess of Liabilities			1.9%
Net Assets			100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Defensive Long 500 Fund

Institutional Class Shares
|
GDLFX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Gotham Defensive Long 500 Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/documents
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Defensive Long 500 Fund (Institutional Class Shares / GDLFX)	$ 308	2.69%
Management's Discussion of Fund
Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Defensive Long 500 Fund returned 29.11% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  The spread for the period was 0.45%
  1
  .
  The long portfolio contributed 59.50% for the trailing twelve-month period. The short portfolio detracted 27.93% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	16.69%	49.84%
	Industrials	8.92%	21.79%
Short	(No sectors were contributors on the short side)
Largest Detractors
Long	Energy	-0.10%	1.89%
(Energy was the only sector with negative long side contribution)
Short	Information Technology	-9.84%	-23.10%
	Utilities	-8.50%	-22.69%
Stock Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Broadcom Inc	2.51%	2.80%
	Meta Platforms Inc	2.35%	2.89%
Short	Super Micro Computer Inc	0.71%	-1.12%
	Intel Corp	0.65%	-1.37%
Largest Detractors
Long	Pfizer Inc	-0.35%	1.68%
	Jabil Inc	-0.27%	3.23%
Short	NVIDIA Corporation	-2.40%	-1.79%
	Monolithic Power Systems Inc	-1.26%	-1.32%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
Fund Performance
The following is a comparison of the change in value of a $25,000 investment in Gotham Defensive Long 500 Fund’s Institutional Class Shares vs. the S&P 500
®
Total Return Index.
Growth of $25,000
For the period September 30, 2016* through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	29.11%	7.91%	9.75% *
S&P 500® Total Return Index	36.35%	15.98%	15.00% **
*	The Gotham Defensive Long 500 Fund commenced operations on September 30, 2016 .
**	Benchmark performance is from the inception date of the Fund Class only and is not the inception date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 18,275,336
Total number of portfolio holdings	471
Total advisory fee paid, net	$ 85,163
Portfolio turnover rate as of the end of the reporting period	182%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	30.7%
Health Care	12.7%
Industrials	11.7%
Consumer Staples	11.0%
Communication Services	8.5%
Financials	8.2%
Consumer Discretionary	7.3%
Utilities	2.2%
Materials	1.4%
Energy	1.3%
Other Assets in Excess of Liabilities	5.0%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Total Return Fund

Institutional Class Shares | GTRFX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Gotham Total Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/documents
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Total Return Fund (Institutional Class Shares / GTRFX)	$ 0	0.00%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Total Return Fund returned 28.01% (net), the S&P 500
  ®
  Total Return Index returned 36.35%, and the HFRX Equity Hedge Index returned 11.35%.
  The spread for the period was 1.15%
  1
  .
  The long portfolio contributed 32.81% for the trailing twelve-month period. The short portfolio detracted -6.64% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	6.30%	21.70%
	Industrials	4.75%	16.97%
Short	There were no short sectors that contributed
Largest Detractors
Long	There were no long sectors that detracted
Short	Information Technology	-1.54%	-5.63%
	Health Care	-1.00%	-3.75%
Stock Contributors/Detractors*
		Contribution	Average Exposure
Largest Contributors
Long	Microsoft Corp	0.80%	2.50%
	Apple Inc	0.75%	2.31%
Short	There were no short positions that contributed
Largest Detractors
Long	RLI Corp	-0.01%	0.11%
Short	Advanced Micro Devices Inc	-0.09%	-0.28%
	NVIDIA Corporation	-0.09%	-0.28%
1
The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
*
The Gotham Total Return Fund is an allocation strategy that invests in other investment companies advised and/or sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying funds. Stock Contributors/Detractors that do not round to +/- .01% Contribution are not shown.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Total Return Fund’s Institutional Class Shares vs. the S&P 500
®
Total Return Index

and

the HFRX Equity Hedge Index.
Growth of $100,000
For the period March 31, 2015* through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	28.01%	7.45%	7.48% *
S&P 500 ® Total Return Index**	36.35%	15.98%	13.44% ***
HFRX Equity Hedge Index	11.35%	6.01%	3.42% ***
*	The Gotham Total Return Fund commenced operations on March 31, 2015 .
**	The Fund has designated the S&P 500 ® Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 15,217,606
Total number of portfolio holdings	6
Total advisory fee paid, net	$ 0
Portfolio turnover rate as of the end of the reporting period	5%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Affiliated Equity Registered Investment Companies	99.9%
Other Assets in Excess of Liabilities	0.1%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Enhanced 500 Plus Fund

Institutional Class Shares | GEFPX
Annual Shareholder Report — September 30, 2024
This annual shareholder report contains important information about the Gotham Enhanced 500 Plus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.gothamfunds.com/document
s
. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced 500 Plus Fund (Institutional Class Shares / GEFPX)	$ 235	2.02%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2024, the Gotham Enhanced 500 Plus Fund returned 32.85% (net) and the S&P 500
  ®
  Total Return Index returned 36.35%.
  The spread for the period was 4.16%
  1
  .
  The long portfolio contributed 46.95% for the trailing twelve-month period. The short portfolio detracted -11.99% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Information Technology	12.89%	34.18%
	Industrials	8.81%	19.76%
Short	(No sectors were contributors on the short side)
Largest Detractors
Long	Energy	-0.14%	4.38%
(Energy was the only sector with negative long side contribution)
Short	Information Technology	-2.58%	-6.89%
	Health Care	-2.08%	-8.90%
Stock Contributors/Detractors
		Contribution	Average Exposure
Largest Contributors
Long	Microsoft Corp	2.76%	7.93%
	Meta Platforms Inc	2.70%	3.46%
Short	Intel Corp	0.27%	-0.75%
	Schlumberger Ltd	0.13%	-0.33%
Largest Detractors
Long	Super Micro Computer Inc	-0.48%	0.37%
	Lululemon Athletica Inc	-0.29%	0.42%
Short	Eli Lilly and Co	-0.52%	-0.85%
	Intuitive Surgical Inc	-0.42%	-0.64%

The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
Fund Performance
The following is a comparison of the change in value of a $25,000 investment in Gotham Enhanced 500 Plus Fund’s Institutional Class Shares vs. the S&P 500
®
Total Return Index.
Growth of $25,000
For the period September 30, 2016* through September 30, 2024
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	32.85%	14.06%	13.84% *
S&P 500® Total Return Index	36.35%	15.98%	15.00% **
*	The Gotham Enhanced 500 Plus Fund commenced operations on September 30, 2016 .
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
All returns represent past performance which is no guarantee of future results.
Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit
https://www.gothamfunds.com/documents
for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund

statistics that you should pay attention to.
Fund net assets	$ 4,807,496
Total number of portfolio holdings	496
Total advisory fee paid, net	$ 0
Portfolio turnover rate as of the end of the reporting period	167%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
	Long	Short	Net
Information Technology	35.0%	(8.4) %	26.6%
Consumer Discretionary	18.5%	(2.5) %	16.0%
Communication Services	16.1%	(0.3) %	15.8%
Industrials	19.6%	(4.9) %	14.7%
Financials	15.4%	(1.1) %	14.3%
Consumer Staples	10.4%	(2.5) %	7.9%
Energy	6.6%	(0.9) %	5.7%
Health Care	13.0%	(8.4) %	4.6%
Materials	2.0%	(2.0) %	—
Real Estate	0.6%	(3.4) %	(2.8) %
Utilities	0.3%	(5.2) %	(4.9) %
Total Investments	137.5%	(39.6) %	97.9%
Other Assets in Excess of Liabilities			2.1%
Net Assets			100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2024, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at
https://www.gothamfunds.com/documents
.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $420,725 for the fiscal year ending September 30, 2024 and $471,205 for the fiscal year ending September 30, 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $3,893 for the fiscal year ending September 30, 2024 and $0 for the fiscal year ending September 30, 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ending September 30, 2024 and $1,836 for the fiscal year ending September 30, 2023. These fees were for India tax compliance services.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending September 30, 2024 and $0 for the fiscal year ending September 30, 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ending September 30, 2024 and $816 for the fiscal year ending September 30, 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GOTHAM FUNDS
of
FundVantage Trust
Gotham Absolute Return Fund
Gotham Enhanced Return Fund
Gotham Neutral Fund
Gotham Index Plus Fund
Gotham Large Value Fund
Gotham Enhanced S&P 500 Index Fund
Gotham Hedged Core Fund
Gotham Defensive Long 500 Fund
Gotham Total Return Fund
Gotham Enhanced 500 Plus Fund
ANNUAL FINANCIALS AND ADDITIONAL INFORMATION
September 30, 2024
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

GOTHAM FUNDS
ANNUAL FINANCIALS
AS OF September 30, 2024

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — 95.0%
Automobiles & Components — 1.6%
American Axle & Manufacturing Holdings, Inc.*	9,340	$ 57,721
Aptiv PLC (Jersey)*	16,088	1,158,497
BorgWarner, Inc.	58,684	2,129,642
Dana, Inc.	67,899	717,014
Dorman Products, Inc.*	1,663	188,119
Ford Motor Co.(a)	136,913	1,445,801
General Motors Co.(a)	82,602	3,703,874
Gentherm, Inc.*	215	10,008
LCI Industries	5,259	633,920
Lear Corp.	12,796	1,396,683
Magna International, Inc. (Canada)	4,816	197,649
Modine Manufacturing Co.*	3	398
Phinia, Inc.	475	21,864
Visteon Corp.*	10,649	1,014,211
		12,675,401
Capital Goods — 10.1%
3M Co.	19,554	2,673,032
Acuity Brands, Inc.	778	214,253
American Superconductor Corp.*	7,203	169,991
American Woodmark Corp.*	747	69,807
AMETEK, Inc.	11,122	1,909,759
API Group Corp.*	3,713	122,603
Apogee Enterprises, Inc.	2,714	190,021
Applied Industrial Technologies, Inc.	149	33,246
Array Technologies, Inc.*	39,831	262,885
Axon Enterprise, Inc.*	822	328,471
AZEK Co., Inc. (The)*	20,434	956,311
AZZ, Inc.	2,585	213,547
Blue Bird Corp.*	20,452	980,878
Boise Cascade Co.	575	81,064
Builders FirstSource, Inc.*	2,259	437,930
Carlisle Cos., Inc.	6,413	2,884,247
Caterpillar, Inc.(a)	8,181	3,199,753
Comfort Systems USA, Inc.	2	781
Core & Main, Inc., Class A*	1,315	58,386
Crane Co.	2,550	403,614
Cummins, Inc.	5,877	1,902,914
Curtiss-Wright Corp.	68	22,351
Deere & Co.	3,121	1,302,487
Distribution Solutions Group, Inc.*	4	154
Donaldson Co., Inc.	12,277	904,815
Douglas Dynamics, Inc.	346	9,543
Dover Corp.	8,869	1,700,542
Ducommun, Inc.*	34	2,238
EMCOR Group, Inc.	2,127	915,737
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Energy Recovery, Inc.*	172	$ 2,991
Enerpac Tool Group Corp.	4,100	171,749
EnerSys	663	67,659
Esab Corp.	2,217	235,689
Federal Signal Corp.	5,603	523,656
Flowserve Corp.	3,923	202,780
Fluence Energy, Inc.*	6,512	147,888
Fluor Corp.*	3,827	182,586
Gates Industrial Corp. PLC (United Kingdom)*	4,141	72,675
GE Vernova, Inc.*	5,076	1,294,279
Generac Holdings, Inc.*	6,985	1,109,777
General Dynamics Corp.	2,309	697,780
General Electric Co.(a)	45,279	8,538,714
Gibraltar Industries, Inc.*	3,253	227,482
Gorman-Rupp Co. (The)	513	19,981
Granite Construction, Inc.	4,598	364,529
Griffon Corp.	10,846	759,220
Hayward Holdings, Inc.*	46,695	716,301
Herc Holdings, Inc.	2,131	339,745
Hexcel Corp.	5,455	337,283
Hillman Solutions Corp.*	14,906	157,407
Honeywell International, Inc.	3,047	629,845
Howmet Aerospace, Inc.(a)	20,844	2,089,611
Illinois Tool Works, Inc.	2,846	745,851
Insteel Industries, Inc.	22	684
ITT, Inc.	144	21,529
Johnson Controls International PLC (Ireland)	12,018	932,717
Kennametal, Inc.	14,562	377,593
Kratos Defense & Security Solutions, Inc.*	8,609	200,590
Lincoln Electric Holdings, Inc.	2,368	454,703
Lockheed Martin Corp.(a)	5,203	3,041,466
Masco Corp.	16,360	1,373,258
MasTec, Inc.*	23,718	2,919,686
MDU Resources Group, Inc.	39,800	1,090,918
Middleby Corp. (The)*	12,267	1,706,708
MRC Global, Inc.*	11,388	145,083
MSC Industrial Direct Co., Inc., Class A	4,070	350,264
Mueller Industries, Inc.	4	296
Mueller Water Products, Inc., Class A	15,641	339,410
Northrop Grumman Corp.	1,377	727,152
NuScale Power Corp.*	11,270	130,507
nVent Electric PLC (Ireland)	13,511	949,283

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Otis Worldwide Corp.	18,513	$ 1,924,241
Parker-Hannifin Corp.(a)	2,956	1,867,660
Pentair PLC (Ireland)	6,505	636,124
Powell Industries, Inc.	9,622	2,135,988
Primoris Services Corp.	4,120	239,290
Proto Labs, Inc.*	724	21,264
Quanex Building Products Corp.	104	2,886
Quanta Services, Inc.(a)	4,803	1,432,014
RBC Bearings, Inc.*	758	226,930
Regal Rexnord Corp.	8,932	1,481,640
Rocket Lab USA, Inc.*	58,926	573,350
Rockwell Automation, Inc.	1,177	315,977
RTX Corp.	2,992	362,511
Shoals Technologies Group, Inc., Class A*	3,250	18,233
Snap-on, Inc.	5,257	1,523,005
SPX Technologies, Inc.*	779	124,219
Stanley Black & Decker, Inc.	14,340	1,579,264
Sterling Infrastructure, Inc.*	840	121,817
Tennant Co.	3,193	306,656
Thermon Group Holdings, Inc.*	162	4,834
Toro Co. (The)	1,449	125,672
Trane Technologies PLC (Ireland)	5,191	2,017,897
Tutor Perini Corp.*	14,378	390,506
United Rentals, Inc.	1,030	834,022
Valmont Industries, Inc.	3,522	1,021,204
Watsco, Inc.	393	193,309
Woodward, Inc.	1,902	326,212
WW Grainger, Inc.	1,758	1,826,228
Xylem, Inc.	5,606	756,978
Zurn Elkay Water Solutions Corp.	19,058	684,945
		79,423,561
Commercial & Professional Services — 2.5%
ABM Industries, Inc.	10,366	546,910
ACV Auctions, Inc., Class A*	8,733	177,542
Amentum Holdings, Inc.*	13,129	423,410
Automatic Data Processing, Inc.	8,953	2,477,564
BrightView Holdings, Inc.*	25,641	403,589
Broadridge Financial Solutions, Inc.	2,146	461,454
Cimpress PLC (Ireland)*	630	51,610
Cintas Corp.	8,404	1,730,216
Copart, Inc.*	8,806	461,434
CoreCivic, Inc.*	1,300	16,445
Dun & Bradstreet Holdings, Inc.	20,197	232,467
Enviri Corp.*	2,507	25,922
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Heidrick & Struggles International, Inc.	124	$ 4,819
HNI Corp.	2,904	156,351
ICF International, Inc.	1,938	323,239
Insperity, Inc.	224	19,712
Jacobs Solutions, Inc.	14,280	1,869,252
KBR, Inc.	6,020	392,083
Kforce, Inc.	400	24,580
Korn Ferry	8,618	648,418
Leidos Holdings, Inc.	14,217	2,317,371
ManpowerGroup, Inc.	5,721	420,608
Maximus, Inc.	3,556	331,277
MSA Safety, Inc.	827	146,660
OPENLANE, Inc.*	12,479	210,646
Parsons Corp.*	6,625	686,880
Pitney Bowes, Inc.	727	5,184
RB Global, Inc. (Canada)	9,223	742,359
Republic Services, Inc.	7,201	1,446,249
Steelcase, Inc., Class A	19,206	259,089
TaskUS, Inc., Class A*	417	5,388
Tetra Tech, Inc.	5,587	263,483
UniFirst Corp.	1,274	253,080
Veralto Corp.	19,068	2,132,946
WNS Holdings Ltd. (Jersey)*	283	14,917
		19,683,154
Consumer Discretionary Distribution & Retail — 5.5%
Abercrombie & Fitch Co., Class A*	11,604	1,623,400
Advance Auto Parts, Inc.	7,517	293,088
Amazon.com, Inc.(a)*	56,243	10,479,758
AutoZone, Inc.*	88	277,204
Bath & Body Works, Inc.	20,328	648,870
Best Buy Co., Inc.	1,861	192,241
Carvana Co.(a)*	38,549	6,711,766
Chewy, Inc., Class A*	112,593	3,297,849
eBay, Inc.(a)	49,303	3,210,118
Etsy, Inc.*	13,840	768,535
Foot Locker, Inc.	23,274	601,400
Gap, Inc. (The)	102,709	2,264,733
Home Depot, Inc. (The)(a)	3,542	1,435,218
Kohl's Corp.	79,925	1,686,418
LKQ Corp.	12,914	515,527
Lowe's Cos., Inc.	10,540	2,854,759
Monro, Inc.	6,159	177,749
Nordstrom, Inc.	65,633	1,476,086
ODP Corp. (The)*	10,864	323,204
Ross Stores, Inc.	12,904	1,942,181

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Shoe Carnival, Inc.	2,082	$ 91,296
TJX Cos., Inc. (The)	4,255	500,133
Ulta Beauty, Inc.*	3,523	1,370,870
Williams-Sonoma, Inc.	4,511	698,844
		43,441,247
Consumer Durables & Apparel — 2.1%
Acushnet Holdings Corp.	5,582	355,852
Deckers Outdoor Corp.*	4,311	687,389
DR Horton, Inc.	5,078	968,730
Garmin Ltd. (Switzerland)	7,769	1,367,577
G-III Apparel Group Ltd.*	627	19,136
Hasbro, Inc.	21,483	1,553,651
Lululemon Athletica, Inc.*	3,299	895,184
Mattel, Inc.*	38,260	728,853
Mohawk Industries, Inc.*	8,841	1,420,572
NIKE, Inc., Class B	6,813	602,269
NVR, Inc.*	131	1,285,346
Peloton Interactive, Inc., Class A*	231,905	1,085,315
PulteGroup, Inc.	7,634	1,095,708
PVH Corp.	5,023	506,469
Ralph Lauren Corp.	3,881	752,409
Skechers USA, Inc., Class A*	7,439	497,818
Sonos, Inc.*	50,870	625,192
Tapestry, Inc.	9,960	467,921
TopBuild Corp.*	287	116,754
Under Armour, Inc., Class C*	68,388	571,724
Vista Outdoor, Inc.*	2,931	114,837
Worthington Enterprises, Inc.	17,782	737,064
		16,455,770
Consumer Services — 2.8%
ADT, Inc.	32,770	236,927
Aramark	28,701	1,111,590
Booking Holdings, Inc.(a)	459	1,933,363
Bright Horizons Family Solutions, Inc.*	1,718	240,743
Brinker International, Inc.*	515	39,413
Cava Group, Inc.*	3,072	380,467
Cracker Barrel Old Country Store, Inc.	14,925	676,849
Darden Restaurants, Inc.	1,718	281,975
Domino's Pizza, Inc.	1,658	713,172
DoorDash, Inc., Class A*	1,553	221,660
DraftKings, Inc., Class A*	1,329	52,097
Frontdoor, Inc.*	13,427	644,362
Hilton Worldwide Holdings, Inc.	3,257	750,739
Hyatt Hotels Corp., Class A	5,727	871,649
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
International Game Technology PLC (United Kingdom)	1,710	$ 36,423
Jack in the Box, Inc.	5,378	250,292
Las Vegas Sands Corp.	21,761	1,095,449
Life Time Group Holdings, Inc.*	25,337	618,730
Marriott International, Inc., Class A	10,984	2,730,623
McDonald's Corp.(a)	6,907	2,103,251
Papa John's International, Inc.	6,144	330,977
Perdoceo Education Corp.	33	734
Rush Street Interactive, Inc.*	93,134	1,010,504
Strategic Education, Inc.	2,582	238,964
Stride, Inc.*	2,210	188,535
Sweetgreen, Inc., Class A*	25,978	920,920
Target Hospitality Corp.*	236	1,836
Texas Roadhouse, Inc.	2,905	513,023
Universal Technical Institute, Inc.*	316	5,138
Vail Resorts, Inc.	1,687	294,027
Wynn Resorts Ltd.	13,630	1,306,844
Yum! Brands, Inc.	14,134	1,974,661
		21,775,937
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	39,923	737,777
Costco Wholesale Corp.(a)	2,706	2,398,923
Dollar General Corp.	12,984	1,098,057
Dollar Tree, Inc.*	12,135	853,333
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	50,715	—
Kroger Co. (The)	14,293	818,989
Natural Grocers by Vitamin Cottage, Inc.	14	416
Sysco Corp.	15,927	1,243,261
Target Corp.(a)	31,179	4,859,559
Walgreens Boots Alliance, Inc.	49,241	441,199
Walmart, Inc.(a)	30,537	2,465,863
		14,917,377
Energy — 5.8%
Antero Resources Corp.*	21,575	618,124
Archrock, Inc.	7,851	158,904
Baker Hughes Co.	21,116	763,343
Borr Drilling Ltd. (Bermuda)	117,906	647,304
BW LPG Ltd. (Singapore)	78	1,123
Cameco Corp. (Canada)	18,351	876,444
Canadian Natural Resources Ltd. (Canada)	73,090	2,427,319
Cenovus Energy, Inc. (Canada)	27,268	456,194
ChampionX Corp.	15,268	460,330

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Chevron Corp.(a)	33,750	$ 4,970,363
ConocoPhillips	13,279	1,398,013
Coterra Energy, Inc.	41,143	985,375
Devon Energy Corp.(a)	116,194	4,545,509
Diamondback Energy, Inc.	12,114	2,088,454
Dorian LPG Ltd. (Marshall Islands)	44,779	1,541,293
DT Midstream, Inc.	7,114	559,587
EOG Resources, Inc.	16,086	1,977,452
FLEX LNG Ltd. (Bermuda)	642	16,333
Hafnia Ltd. (Bermuda)	3,404	24,373
Halliburton Co.	35,258	1,024,245
Helix Energy Solutions Group, Inc.*	34,170	379,287
Helmerich & Payne, Inc.	14,163	430,838
Hess Corp.	3,478	472,312
Imperial Oil Ltd. (Canada)	3,954	278,559
Kinder Morgan, Inc.	88,638	1,958,013
Liberty Energy, Inc.	844	16,112
Marathon Oil Corp.	88,584	2,358,992
Marathon Petroleum Corp.	2,252	366,873
Murphy Oil Corp.	60,388	2,037,491
Nabors Industries Ltd. (Bermuda)*	7,281	469,406
Noble Corp. PLC (United Kingdom)	11,902	430,138
Occidental Petroleum Corp.	59,425	3,062,765
Oceaneering International, Inc.*	1,047	26,039
Ovintiv, Inc.	18,386	704,368
Phillips 66	7,765	1,020,709
Precision Drilling Corp. (Canada)*	46	2,836
RPC, Inc.	30,894	196,486
SM Energy Co.	30,784	1,230,437
Suncor Energy, Inc. (Canada)	20,896	771,480
TechnipFMC PLC (United Kingdom)	65,692	1,723,101
Valero Energy Corp.	16,168	2,183,165
		45,659,489
Financial Services — 4.1%
Affirm Holdings, Inc.*	25,331	1,034,012
Berkshire Hathaway, Inc., Class B*	4,956	2,281,049
BlackRock, Inc.	987	937,166
Block, Inc.*	14,057	943,646
Cboe Global Markets, Inc.	7,351	1,505,999
CME Group, Inc.(a)	9,404	2,074,993
Corpay, Inc.*	3,530	1,104,043
Donnelley Financial Solutions, Inc.*	39	2,567
Euronet Worldwide, Inc.*	7,014	695,999
Fiserv, Inc.(a)*	30,275	5,438,904
Franklin Resources, Inc.	30,859	621,809
Global Payments, Inc.	4,769	488,441
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Intercontinental Exchange, Inc.	10,424	$ 1,674,511
Jack Henry & Associates, Inc.	3,211	566,870
Mastercard, Inc., Class A	3,818	1,885,328
Morningstar, Inc.	2,289	730,466
Nasdaq, Inc.	11,918	870,133
Payoneer Global, Inc.*	85,151	641,187
PayPal Holdings, Inc.(a)*	47,775	3,727,883
S&P Global, Inc.	1,162	600,313
T Rowe Price Group, Inc.(a)	12,466	1,357,921
Visa, Inc., Class A(a)	10,898	2,996,405
		32,179,645
Food, Beverage & Tobacco — 3.5%
Altria Group, Inc.	47,979	2,448,848
B&G Foods, Inc.	26,097	231,741
Brown-Forman Corp., Class B	5,621	276,553
Celsius Holdings, Inc.*	47,524	1,490,353
Coca-Cola Co. (The)(a)	30,407	2,185,047
Conagra Brands, Inc.	32,190	1,046,819
General Mills, Inc.	1,777	131,231
Hain Celestial Group, Inc. (The)*	10,391	89,674
Ingredion, Inc.	6,761	929,164
Kellanova(a)	37,966	3,064,236
Keurig Dr Pepper, Inc.	65,395	2,451,005
Kraft Heinz Co. (The)	69,157	2,428,102
Lancaster Colony Corp.	2,182	385,276
McCormick & Co., Inc., non-voting shares	4,974	409,360
MGP Ingredients, Inc.	823	68,515
Mission Produce, Inc.*	518	6,641
Molson Coors Beverage Co., Class B	10,801	621,273
Mondelez International, Inc., Class A	21,695	1,598,271
PepsiCo, Inc.	9,952	1,692,338
Philip Morris International, Inc.	9,373	1,137,882
Pilgrim's Pride Corp.*	17,452	803,665
Post Holdings, Inc.*	5,984	692,648
Primo Water Corp. (Canada)	24,797	626,124
Simply Good Foods Co. (The)*	11,151	387,720
Tyson Foods, Inc., Class A	21,130	1,258,503
Utz Brands, Inc.	16,057	284,209
Vita Coco Co., Inc. (The)*	27,155	768,758
Vital Farms, Inc.*	13,136	460,680
		27,974,636
Health Care Equipment & Services — 6.2%
Addus HomeCare Corp.*	32	4,257
Alcon, Inc. (Switzerland)	4,258	426,098

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Avanos Medical, Inc.*	10,904	$ 262,023
Aveanna Healthcare Holdings, Inc.*	119	619
Baxter International, Inc.	6,955	264,081
Becton Dickinson & Co.(a)	17,941	4,325,575
Cencora, Inc.	7,196	1,619,676
Centene Corp.(a)*	28,347	2,133,962
Cigna Group (The)	5,450	1,888,098
Community Health Systems, Inc.*	30,891	187,508
CVS Health Corp.	5,486	344,960
DaVita, Inc.*	11,453	1,877,490
DENTSPLY SIRONA, Inc.	26,947	729,186
Elevance Health, Inc.	4,058	2,110,160
Envista Holdings Corp.*	67,415	1,332,121
GE HealthCare Technologies, Inc.(a)	26,804	2,515,556
GeneDx Holdings Corp.*	5,357	227,351
Guardant Health, Inc.*	8,828	202,514
HCA Healthcare, Inc.	4,563	1,854,540
HealthEquity, Inc.*	4,394	359,649
HealthStream, Inc.	102	2,942
Hologic, Inc.*	29,821	2,429,219
Humana, Inc.	6,581	2,084,466
ICU Medical, Inc.*	7,953	1,449,196
LivaNova PLC (United Kingdom)*	3,117	163,767
Masimo Corp.*	11,691	1,558,761
McKesson Corp.	1,835	907,261
Medtronic PLC (Ireland)	34,399	3,096,942
Merit Medical Systems, Inc.*	3,210	317,244
Molina Healthcare, Inc.*	4,261	1,468,170
National HealthCare Corp.	430	54,081
Omnicell, Inc.*	16,081	701,132
Owens & Minor, Inc.*	9,354	146,764
Pediatrix Medical Group, Inc.*	16,193	187,677
Phreesia, Inc.*	11,028	251,328
ResMed, Inc.(a)	13,851	3,381,306
Simulations Plus, Inc.	419	13,416
Solventum Corp.*	9,871	688,206
STERIS PLC (Ireland)	5,834	1,414,978
Tenet Healthcare Corp.(a)*	12,243	2,034,787
UnitedHealth Group, Inc.	1,377	805,104
Universal Health Services, Inc., Class B	8,032	1,839,408
Veeva Systems, Inc., Class A*	5,555	1,165,828
Zimmer Biomet Holdings, Inc.	1,861	200,895
		49,028,302
Household & Personal Products — 1.4%
BellRing Brands, Inc.*	5,922	359,584
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Central Garden & Pet Co., Class A*	896	$ 28,134
Colgate-Palmolive Co.	27,553	2,860,277
Coty, Inc., Class A*	32,863	308,584
Edgewell Personal Care Co.	4	145
Estee Lauder Cos., Inc. (The), Class A	27,544	2,745,861
Kenvue, Inc.	10,688	247,214
Kimberly-Clark Corp.(a)	19,575	2,785,131
Oddity Tech Ltd., Class A (Israel)*	13,663	551,712
Procter & Gamble Co. (The)	3,255	563,766
Reynolds Consumer Products, Inc.	6,489	201,808
WD-40 Co.	731	188,510
		10,840,726
Materials — 5.2%
Alamos Gold, Inc., Class A (Canada)	21,734	433,376
Alcoa Corp.	25,136	969,747
Amcor PLC (Jersey)	52,666	596,706
AptarGroup, Inc.	3,603	577,165
Ashland, Inc.	7,756	674,539
ATI, Inc.*	2,294	153,492
Avery Dennison Corp.	5,379	1,187,468
Avient Corp.	13,582	683,446
Axalta Coating Systems Ltd. (Bermuda)*	27,919	1,010,389
Ball Corp.(a)	26,776	1,818,358
Barrick Gold Corp. (Canada)	38,855	772,826
Cabot Corp.	5,071	566,786
Carpenter Technology Corp.	1,795	286,446
Cleveland-Cliffs, Inc.*	143,878	1,837,322
Commercial Metals Co.	4,169	229,128
Crown Holdings, Inc.	10,789	1,034,449
DuPont de Nemours, Inc.	22,057	1,965,499
Eastman Chemical Co.	5,167	578,446
FMC Corp.	9,678	638,167
Fortuna Mining Corp. (Canada)*	293,254	1,357,766
Freeport-McMoRan, Inc.	23,270	1,161,638
Graphic Packaging Holding Co.	2,967	87,794
HB Fuller Co.	2,552	202,578
Hudbay Minerals, Inc. (Canada)	181,750	1,670,282
Innospec, Inc.	2,225	251,625
International Flavors & Fragrances, Inc.	2,331	244,592
International Paper Co.	16,910	826,053
Kaiser Aluminum Corp.	2,104	152,582
Kinross Gold Corp. (Canada)	80,303	751,636
Knife River Corp.*	1,907	170,467

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Kronos Worldwide, Inc.	2,363	$ 29,419
Linde PLC (Ireland)	6,092	2,905,031
Louisiana-Pacific Corp.	5,495	590,493
LyondellBasell Industries NV, Class A (Netherlands)	22,706	2,177,505
Martin Marietta Materials, Inc.	111	59,746
Mativ Holdings, Inc.	4,955	84,185
Metallus, Inc.*	753	11,167
Minerals Technologies, Inc.	5,729	442,451
Mosaic Co. (The)	6,615	177,150
New Gold, Inc. (Canada)*	339,212	976,931
NewMarket Corp.	593	327,271
Newmont Corp.	14,998	801,643
Nucor Corp.	4,061	610,531
Orla Mining Ltd. (Canada)*	1,498	5,992
Pan American Silver Corp. (Canada)	54,211	1,131,384
PPG Industries, Inc.	7,416	982,323
Quaker Chemical Corp.	4,394	740,345
RPM International, Inc.	3,140	379,940
Scotts Miracle-Gro Co. (The)	30,536	2,647,471
Sealed Air Corp.	20,199	733,224
Sherwin-Williams Co. (The)	1,324	505,331
Silgan Holdings, Inc.	10,623	557,707
Southern Copper Corp.	2,936	339,607
Sylvamo Corp.	1,295	111,176
Vulcan Materials Co.	2,442	611,550
West Fraser Timber Co. Ltd. (Canada)	261	25,411
Worthington Steel, Inc.	187	6,360
		40,862,112
Media & Entertainment — 5.7%
Advantage Solutions, Inc.*	185	635
Alphabet, Inc., Class A(a)	63,331	10,503,446
Angi, Inc.*	4,972	12,828
Bumble, Inc., Class A*	162,800	1,038,664
Charter Communications, Inc., Class A*	5,518	1,788,273
Cinemark Holdings, Inc.*	6,371	177,369
Comcast Corp., Class A	53,798	2,247,143
Electronic Arts, Inc.	8,991	1,289,669
EverQuote, Inc., Class A*	13,582	286,444
Fox Corp., Class A	15,566	658,909
IAC, Inc.*	4,601	247,626
Interpublic Group of Cos., Inc. (The)	36,417	1,151,870
Match Group, Inc.*	18,726	708,592
Meta Platforms, Inc., Class A(a)	18,630	10,664,557
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Netflix, Inc.(a)*	4,142	$ 2,937,796
News Corp., Class A	32,462	864,463
Omnicom Group, Inc.	8,677	897,115
Sinclair, Inc.	5,804	88,801
Sirius XM Holdings, Inc.	21,642	511,833
Sphere Entertainment Co.*	12,857	568,022
Spotify Technology SA (Luxembourg)*	4,820	1,776,315
Thryv Holdings, Inc.*	97	1,671
TKO Group Holdings, Inc.*	9,478	1,172,523
TripAdvisor, Inc.*	16,092	233,173
Vimeo, Inc.*	112,104	566,125
Walt Disney Co. (The)(a)	39,562	3,805,469
Yelp, Inc.*	11,335	397,632
		44,596,963
Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
AbbVie, Inc.	1,018	201,035
ADMA Biologics, Inc.*	54,207	1,083,598
Agilent Technologies, Inc.	3,106	461,179
Alkermes PLC (Ireland)*	41,995	1,175,440
Alnylam Pharmaceuticals, Inc.*	2,350	646,320
Amneal Pharmaceuticals, Inc.*	20,772	172,823
Amphastar Pharmaceuticals, Inc.*	10,485	508,837
Arcellx, Inc.*	1,272	106,225
Ardelyx, Inc.*	11,141	76,761
Avantor, Inc.*	2,381	61,596
Avid Bioservices, Inc.*	3,545	40,342
BioCryst Pharmaceuticals, Inc.*	17,184	130,598
Biogen, Inc.*	7,354	1,425,499
BioLife Solutions, Inc.*	6,118	153,195
BioMarin Pharmaceutical, Inc.*	9,999	702,830
Bio-Rad Laboratories, Inc., Class A*	521	174,316
Bristol-Myers Squibb Co.(a)	48,678	2,518,600
Catalent, Inc.*	21,402	1,296,319
Catalyst Pharmaceuticals, Inc.*	1,332	26,480
Charles River Laboratories International, Inc.*	2,634	518,819
Collegium Pharmaceutical, Inc.*	21,060	813,758
Elanco Animal Health, Inc.*	119,541	1,756,057
Eli Lilly & Co.	106	93,910
Exelixis, Inc.*	1,077	27,948
Fortrea Holdings, Inc.*	34,524	690,480
Gilead Sciences, Inc.(a)	41,062	3,442,638
Halozyme Therapeutics, Inc.*	6,326	362,100
Harmony Biosciences Holdings, Inc.*	32,896	1,315,840
Illumina, Inc.*	12,017	1,567,137

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Incyte Corp.*	7,559	$ 499,650
Indivior PLC (United Kingdom)*	2,789	27,193
Innoviva, Inc.*	821	15,853
Iovance Biotherapeutics, Inc.*	25,050	235,219
IQVIA Holdings, Inc.*	8,774	2,079,175
Ironwood Pharmaceuticals, Inc.*	291	1,199
Jazz Pharmaceuticals PLC (Ireland)*	2,259	251,675
Johnson & Johnson(a)	36,314	5,885,047
Kiniksa Pharmaceuticals International PLC (United Kingdom)*	5,746	143,593
Medpace Holdings, Inc.*	156	52,073
Merck & Co., Inc.(a)	55,773	6,333,582
Mesa Laboratories, Inc.	557	72,332
Mettler-Toledo International, Inc.*	1,180	1,769,646
Natera, Inc.*	907	115,144
Neurocrine Biosciences, Inc.*	4,345	500,631
Pacira BioSciences, Inc.*	23,755	357,513
Phibro Animal Health Corp., Class A	16	360
Protagonist Therapeutics, Inc.*	529	23,805
QIAGEN NV (Netherlands)	29,948	1,364,730
Repligen Corp.*	9,919	1,476,146
Revvity, Inc.	5,028	642,327
Rhythm Pharmaceuticals, Inc.*	1,533	80,314
Supernus Pharmaceuticals, Inc.*	13,044	406,712
TG Therapeutics, Inc.*	21,944	513,270
Thermo Fisher Scientific, Inc.	2,275	1,407,247
Twist Bioscience Corp.*	13,098	591,768
Vera Therapeutics, Inc.*	55	2,431
Vertex Pharmaceuticals, Inc.*	750	348,810
Viatris, Inc.	37,642	437,024
Waters Corp.*	4,646	1,672,049
		48,857,198
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices, Inc.(a)*	27,481	4,509,082
Applied Materials, Inc.(a)	17,712	3,578,710
Broadcom, Inc.(a)	37,303	6,434,767
Cirrus Logic, Inc.*	21,037	2,613,006
Credo Technology Group Holding Ltd. (Cayman Islands)*	17,974	553,599
FormFactor, Inc.*	6,628	304,888
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	31,371	1,262,683
Ichor Holdings Ltd. (Cayman Islands)*	9,858	313,583
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA Corp.	1,650	$ 1,277,777
Lam Research Corp.(a)	3,180	2,595,134
Microchip Technology, Inc.	5,198	417,347
Micron Technology, Inc.(a)	54,400	5,641,824
MKS Instruments, Inc.	11,487	1,248,752
Monolithic Power Systems, Inc.(a)	3,213	2,970,419
NVIDIA Corp.(a)	68,171	8,278,686
NXP Semiconductors NV (Netherlands)	14,398	3,455,664
ON Semiconductor Corp.*	32,545	2,363,092
Onto Innovation, Inc.*	6,787	1,408,710
Photronics, Inc.*	25,691	636,109
Qorvo, Inc.(a)*	28,819	2,977,003
QUALCOMM, Inc.(a)	63,150	10,738,657
Rambus, Inc.*	27,530	1,162,317
Semtech Corp.*	10,386	474,225
SiTime Corp.*	266	45,622
Skyworks Solutions, Inc.	25,807	2,548,957
SMART Global Holdings, Inc. (Cayman Islands)*	49,252	1,031,829
		68,842,442
Software & Services — 10.3%
Accenture PLC, Class A (Ireland)	9,762	3,450,672
Adobe, Inc.(a)*	6,319	3,271,852
Alarm.com Holdings, Inc.*	15,332	838,200
ANSYS, Inc.*	3,617	1,152,485
BlackLine, Inc.*	25,521	1,407,228
Blend Labs, Inc., Class A*	43,521	163,204
Cadence Design Systems, Inc.*	8,276	2,243,044
Clear Secure, Inc., Class A	15,438	511,615
Crowdstrike Holdings, Inc., Class A(a)*	14,033	3,935,836
Docebo, Inc. (Canada)*	19	840
DocuSign, Inc.*	32,730	2,032,206
DXC Technology Co.*	36,014	747,290
Envestnet, Inc.*	8,683	543,729
Fortinet, Inc.*	36,358	2,819,563
Gartner, Inc.*	2,161	1,095,108
Gen Digital, Inc.	55,344	1,518,086
GoDaddy, Inc., Class A*	8,407	1,318,049
Guidewire Software, Inc.*	5,566	1,018,244
Informatica, Inc., Class A*	20,796	525,723
Intapp, Inc.*	1,148	54,909
InterDigital, Inc.	15,346	2,173,454
International Business Machines Corp.	446	98,602

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.	915	$ 568,215
Kyndryl Holdings, Inc.*	27,229	625,722
LiveRamp Holdings, Inc.*	12,302	304,844
Microsoft Corp.(a)	19,114	8,224,754
NCR Voyix Corp.*	9,864	133,854
Nutanix, Inc., Class A*	2,181	129,224
Oracle Corp.(a)	37,170	6,333,768
Palantir Technologies, Inc., Class A*	11,705	435,426
Palo Alto Networks, Inc.(a)*	17,079	5,837,602
Pegasystems, Inc.	29,169	2,131,962
Progress Software Corp.	1,480	99,708
Q2 Holdings, Inc.*	14,364	1,145,816
Qualys, Inc.*	8,982	1,153,828
Rapid7, Inc.*	31,519	1,257,293
Roper Technologies, Inc.	4,029	2,241,897
Salesforce, Inc.(a)	6,302	1,724,920
Samsara, Inc., Class A*	20,725	997,287
ServiceNow, Inc.(a)*	7,145	6,390,417
Smartsheet, Inc., Class A*	11,109	614,994
Synopsys, Inc.*	4,476	2,266,602
Teradata Corp.*	7,605	230,736
Twilio, Inc., Class A*	25,571	1,667,741
Unity Software, Inc.*	38,902	879,963
Varonis Systems, Inc.*	6,078	343,407
Verint Systems, Inc.*	17,388	440,438
VeriSign, Inc.*	9,149	1,737,944
Workday, Inc., Class A*	7,139	1,744,843
Yext, Inc.*	31,177	215,745
		80,798,889
Technology Hardware & Equipment — 5.6%
Amphenol Corp., Class A	22,127	1,441,795
Apple, Inc.(a)	45,292	10,553,036
Arista Networks, Inc.*	3,012	1,156,066
Arrow Electronics, Inc.*	1,713	227,538
Bel Fuse, Inc., Class B	4,215	330,920
Benchmark Electronics, Inc.	14,078	623,937
Cisco Systems, Inc.	49,958	2,658,765
Dell Technologies, Inc., Class C(a)	31,414	3,723,816
Diebold Nixdorf, Inc.*	17	759
Digi International, Inc.*	937	25,796
ePlus, Inc.*	2,663	261,879
F5, Inc.*	6,862	1,511,012
Fabrinet (Cayman Islands)*	2,537	599,848
Hewlett Packard Enterprise Co.	106,505	2,179,092
HP, Inc.	69,403	2,489,486
Itron, Inc.*	16,206	1,730,963
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Jabil, Inc.	7,389	$ 885,424
Juniper Networks, Inc.	5,420	211,272
Littelfuse, Inc.	631	167,373
Napco Security Technologies, Inc.	13,839	559,926
NetApp, Inc.	18,834	2,326,187
NetScout Systems, Inc.*	8,811	191,639
Plexus Corp.*	1,588	217,095
Pure Storage, Inc., Class A*	6,055	304,203
Rogers Corp.*	6,382	721,230
ScanSource, Inc.*	8,246	396,055
Seagate Technology Holdings PLC (Ireland)	15,723	1,722,140
Super Micro Computer, Inc.*	3,820	1,590,648
TE Connectivity PLC (Ireland)	8,324	1,256,841
Teledyne Technologies, Inc.*	3,041	1,330,924
Trimble, Inc.*	4,739	294,245
Vontier Corp.	3,337	112,590
Western Digital Corp.*	37,876	2,586,552
		44,389,052
Telecommunication Services — 1.1%
AT&T, Inc.(a)	76,582	1,684,804
BCE, Inc. (Canada)	9,801	341,075
Iridium Communications, Inc.	21,962	668,743
Lumen Technologies, Inc.*	113,151	803,372
TELUS Corp. (Canada)	12,487	209,532
T-Mobile US, Inc.	12,470	2,573,309
Verizon Communications, Inc.	46,780	2,100,890
		8,381,725
Transportation — 1.8%
CSX Corp.	86,182	2,975,864
Delta Air Lines, Inc.(a)	31,675	1,608,773
FedEx Corp.(a)	9,485	2,595,855
Forward Air Corp.	8,424	298,210
FTAI Infrastructure, Inc.	26,903	251,812
Genco Shipping & Trading Ltd. (Marshall Islands)	13,761	268,340
Golden Ocean Group Ltd. (Bermuda)	18,335	245,322
Heartland Express, Inc.	916	11,248
JB Hunt Transport Services, Inc.	7,585	1,307,123
Old Dominion Freight Line, Inc.	713	141,630
SkyWest, Inc.*	19,471	1,655,424
Uber Technologies, Inc.*	29,612	2,225,638
Union Pacific Corp.	1,176	289,861

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Werner Enterprises, Inc.	17,684	$ 682,426
XPO, Inc.*	1	108
		14,557,634
Utilities — 2.9%
ALLETE, Inc.	5,753	369,285
American Water Works Co., Inc.	3,201	468,114
Atmos Energy Corp.	2,429	336,927
Brookfield Renewable Corp., Class A (Canada)	25,895	845,731
CMS Energy Corp.	5,215	368,335
Constellation Energy Corp.(a)	22,890	5,951,858
Dominion Energy, Inc.(a)	67,470	3,899,091
National Fuel Gas Co.	12,565	761,565
NRG Energy, Inc.(a)	57,055	5,197,711
PPL Corp.	52,670	1,742,324
Public Service Enterprise Group, Inc.	5,807	518,042
Southern Co. (The)	12,413	1,119,404
Southwest Gas Holdings, Inc.	7,250	534,760
Vistra Corp.	4,941	585,706
		22,698,853
TOTAL COMMON STOCKS (Cost $641,761,386)		748,040,113
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		39,773,098
NET ASSETS - 100.0%		$787,813,211

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Security is fair valued by the Fund’s adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
The portfolio matures between July 23, 2025 and July 16, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (34.8)% of net assets as of September 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,456	$15,065	$15,178	$924
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/12/29	4,193	287,985	301,938	30,399
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,223	487,920	552,443	98,078
Dana, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,831	220,570	188,295	(18,231)
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	434	39,378	49,094	11,920
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/23/25	34,666	382,365	366,073	58,710
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	20,803	783,250	932,807	203,615
Gentherm, Inc.	USFF +0.250%	Weekly	MS	07/16/29	57	2,702	2,653	54
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	1,358	151,702	163,693	23,459
Lear Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,359	381,959	366,635	8,606
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	1,252	49,184	51,382	5,469
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	125	5,772	5,754	260
Visteon Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,782	290,133	264,958	(8,607)
					104,539	3,097,985	3,260,903	414,656
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	4,996	514,188	682,953	203,330
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	204	44,155	56,180	15,075
American Superconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,890	49,648	44,604	(2,252)
American Woodmark Corp.	USFF +0.250%	Weekly	MS	01/10/28	184	13,059	17,195	5,329
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,909	479,359	499,504	49,150
API Group Corp.	USFF +0.250%	Weekly	MS	07/16/29	974	32,546	32,161	1,428
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	702	43,958	49,151	7,924
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	39	5,905	8,702	3,146
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,137	88,514	60,304	(23,191)
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	07/16/29	185	65,148	73,926	12,856
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	5,172	152,466	242,050	101,340
AZZ, Inc.	USFF +0.250%	Weekly	MS	01/12/29	681	50,933	56,257	8,276
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,355	233,229	256,826	36,905
Boise Cascade Co.	USFF +0.250%	Weekly	MS	07/23/25	138	12,561	19,455	10,835
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/16/29	423	71,778	82,003	14,285
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,543	620,677	693,964	110,268
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,798	529,883	703,234	212,769
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	237	$6,743	$10,523	$9,350
Crane Co.	USFF +0.250%	Weekly	MS	01/10/28	619	51,890	97,975	51,956
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,435	377,883	464,639	113,680
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	19	3,723	6,245	2,702
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	812	306,676	338,872	53,704
Distribution Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1	38	39	(49)
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,146	208,775	231,860	38,162
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	87	2,412	2,399	100
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,137	366,766	409,748	65,752
Ducommun, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9	580	592	(6)
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	555	113,207	238,944	141,283
Energy Recovery, Inc.	USFF +0.250%	Weekly	MS	07/16/29	47	813	817	(1)
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,038	30,499	43,482	14,718
EnerSys	USFF +0.250%	Weekly	MS	07/11/28	135	11,471	13,777	3,034
Esab Corp.	USFF +0.250%	Weekly	MS	01/12/29	569	54,153	60,490	9,473
Federal Signal Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,461	132,282	136,545	11,828
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	972	35,777	50,243	17,270
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,712	37,904	38,880	3,095
Fluor Corp.	USFF +0.250%	Weekly	MS	07/16/29	899	41,683	42,891	3,616
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	933	11,006	16,374	5,947
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,133	125,211	288,892	170,802
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,748	220,551	277,722	70,277
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	498	142,108	150,496	18,440
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	11,307	1,852,012	2,132,274	390,897
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	871	57,394	60,909	6,757
Gorman-Rupp Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	130	4,895	5,064	398
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,183	81,541	93,788	17,020
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,784	90,305	194,880	119,372
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,165	173,648	186,611	22,897
Herc Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	484	69,376	77,164	12,297
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,356	85,053	83,841	1,436
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,865	29,910	40,814	12,807
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	738	155,333	152,552	7,282
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,149	371,782	516,187	166,315
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	763	$177,295	$199,959	$39,219
Insteel Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9	278	280	(34)
ITT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	37	3,544	5,532	3,688
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	3,159	219,446	245,170	39,412
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,777	90,294	97,938	14,237
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,087	36,357	48,627	15,958
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	612	118,639	117,516	5,372
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,293	583,920	755,836	220,490
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,303	236,465	361,194	146,522
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,260	668,819	770,606	140,420
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,397	197,258	284,982	105,666
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	3,213	442,333	447,025	29,980
MRC Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,085	38,839	39,303	2,637
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,078	83,698	92,773	14,810
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3	126	222	56
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,103	83,037	89,035	10,734
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/12/29	352	159,698	185,881	38,125
NuScale Power Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,929	33,437	33,918	2,345
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	3,674	233,033	258,135	38,726
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,885	452,375	507,747	89,634
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	821	355,525	518,724	188,207
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	1,803	154,110	176,315	31,366
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,561	317,159	568,516	275,742
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,087	52,742	63,133	13,894
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	07/16/29	192	5,626	5,639	284
Quanex Building Products Corp.	USFF +0.250%	Weekly	MS	07/16/29	28	775	777	(6)
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,286	283,840	383,421	116,013
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	201	55,461	60,175	7,840
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,363	361,819	391,974	52,232
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,483	123,647	150,650	34,034
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/16/29	311	80,979	83,491	7,248
RTX Corp.	USFF +0.250%	Weekly	MS	07/11/28	787	61,800	95,353	37,150
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	856	$4,912	$4,802	$119
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,388	352,778	402,117	82,041
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	213	27,906	33,965	7,606
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,984	356,438	438,758	109,940
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	276	24,310	40,026	17,760
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	842	70,520	80,866	15,199
Thermon Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	41	1,205	1,223	36
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	381	31,760	33,044	3,189
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,413	422,083	549,275	153,670
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,826	72,353	103,914	35,688
United Rentals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	272	194,063	220,247	37,249
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	926	257,548	268,494	26,203
Watsco, Inc.	USFF +0.250%	Weekly	MS	07/16/29	133	60,943	65,420	8,187
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	502	64,212	86,098	27,718
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	451	340,325	468,503	153,635
Xylem, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,477	193,735	199,439	17,366
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,004	143,483	179,844	45,685
					201,491	16,592,355	20,260,880	4,793,376
Commercial & Professional Services
ABM Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,665	133,029	140,605	15,592
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,267	23,355	46,088	24,019
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,524	82,178	113,649	123,298
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,943	445,569	537,686	132,706
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,656	89,980	104,765	19,889
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	560	119,428	120,417	8,237
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	160	13,347	13,107	473
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,167	353,209	446,142	115,061
Copart, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,311	114,203	121,096	13,383
CoreCivic, Inc.	USFF +0.250%	Weekly	MS	07/16/29	336	4,314	4,250	132
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,015	49,228	57,723	11,428
Enviri Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,102	11,338	11,395	655
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Heidrick & Struggles International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	33	$1,250	$1,282	$52
HNI Corp.	USFF +0.250%	Weekly	MS	07/16/29	766	39,600	41,241	3,995
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	498	69,642	83,061	17,454
Insperity, Inc.	USFF +0.250%	Weekly	MS	07/16/29	60	5,258	5,280	272
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,829	449,407	501,216	(9,051)
KBR, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,580	97,634	102,905	10,965
Kforce, Inc.	USFF +0.250%	Weekly	MS	07/16/29	108	6,701	6,637	270
Korn Ferry	USFF +0.250%	Weekly	MS	07/16/29	2,265	160,197	170,419	19,985
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,638	427,274	592,994	194,805
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,398	97,081	102,781	12,179
Maximus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	932	83,416	86,825	8,399
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	218	35,836	38,660	5,220
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,282	55,726	55,400	2,815
Parsons Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,739	163,053	180,300	27,130
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	191	1,369	1,362	19
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	2,423	194,474	195,027	11,339
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,888	316,453	379,186	84,165
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	4,973	59,579	67,086	12,452
TaskUS, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	110	1,374	1,421	74
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,498	62,299	70,646	11,938
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	340	59,120	67,541	11,054
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,209	401,659	582,679	205,270
WNS Holdings Ltd. (Jersey)	USFF +0.250%	Weekly	MS	07/16/29	74	3,932	3,901	142
					65,758	4,231,512	5,054,773	1,095,816
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,671	316,484	373,673	74,751
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,946	115,968	75,875	(34,128)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,730	1,959,395	2,558,311	716,256
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17	45,209	53,551	10,880
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,538	177,755	176,773	9,813
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	129	9,481	13,326	4,830
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	10,130	331,886	1,763,734	1,450,809
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	29,591	864,077	866,720	52,092
eBay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,368	538,789	805,280	309,078
Etsy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,536	197,454	196,354	8,372
Foot Locker, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,129	164,536	158,373	3,211
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	24,602	419,770	542,474	149,160
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	919	282,842	372,379	113,698
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Kohl's Corp.	USFF +0.250%	Weekly	MS	01/12/29	20,874	$409,094	$440,441	$58,530
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,426	151,477	136,766	(4,724)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,533	570,646	686,063	150,068
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,617	38,510	46,667	11,076
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,242	387,275	387,773	23,159
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	2,789	80,975	82,973	6,585
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,399	493,712	511,583	47,475
Shoe Carnival, Inc.	USFF +0.250%	Weekly	MS	07/16/29	549	23,408	24,074	1,954
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,270	136,440	149,276	21,311
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/12/29	928	329,712	361,103	50,241
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,249	155,133	193,495	48,991
					167,182	8,200,028	10,977,037	3,283,488
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,465	95,294	93,394	3,612
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	926	133,385	147,651	21,855
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,333	244,978	254,296	23,388
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	1,897	198,499	333,929	157,156
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/16/29	165	4,974	5,036	295
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,473	294,508	395,807	124,954
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/12/29	839	212,705	227,663	26,291
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,814	176,635	186,957	20,494
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,324	221,860	373,420	164,218
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	1,361	101,626	120,312	24,904
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	29	224,574	284,542	72,781
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	60,920	285,729	285,106	15,694
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,994	131,029	286,199	165,109
PVH Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,364	115,760	137,532	28,453
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,037	121,502	201,043	90,231
Skechers USA, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,955	126,780	130,829	11,260
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,423	207,981	164,969	(31,150)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,610	81,214	122,618	48,990
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	74	16,587	30,104	14,415
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	17,971	135,620	150,238	22,335
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	07/08/27	761	24,065	29,816	7,078
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,688	236,628	194,318	(26,572)
					132,423	3,391,933	4,155,779	985,791
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,492	$51,980	$61,397	$13,800
Aramark	USFF +0.250%	Weekly	MS	07/11/28	6,961	194,371	269,600	88,196
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	100	313,833	421,212	127,747
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	424	43,962	59,415	17,920
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	100	3,643	7,653	18,373
Cava Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	757	91,346	93,754	7,590
Cracker Barrel Old Country Store, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,927	155,059	178,089	32,775
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	07/16/29	451	75,397	74,023	3,025
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	428	194,149	184,100	(2,670)
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	344	46,081	49,099	5,606
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	348	9,964	13,642	4,197
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,477	114,103	166,861	59,243
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	778	158,488	179,329	34,718
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,437	196,719	218,711	34,037
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	453	9,809	9,649	350
Jack in the Box, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,407	65,291	65,482	4,026
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,719	243,083	287,894	60,180
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,674	157,395	162,979	14,549
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,847	655,505	707,764	92,952
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,827	468,909	556,340	126,214
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,713	78,187	92,279	19,312
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	07/16/29	6	133	133	(44)
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	24,426	229,224	265,022	48,878
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	690	71,423	63,860	(2,821)
Stride, Inc.	USFF +0.250%	Weekly	MS	07/16/29	435	34,812	37,110	4,241
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,885	215,329	244,073	41,028
Target Hospitality Corp.	USFF +0.250%	Weekly	MS	07/16/29	46	413	358	(83)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	07/16/29	762	$126,540	$134,569	$16,233
Universal Technical Institute, Inc.	USFF +0.250%	Weekly	MS	07/16/29	71	1,145	1,154	23
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	441	76,414	76,862	4,917
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	3,581	327,007	343,346	35,387
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,772	490,417	526,986	71,123
					89,779	4,900,131	5,552,745	981,022
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	12,897	241,899	238,337	7,419
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	681	512,262	603,720	126,933
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,115	326,454	263,436	(43,561)
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,187	294,421	224,110	(53,497)
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,616	171,112	207,197	49,872
Natural Grocers by Vitamin Cottage, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4	115	119	(41)
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,312	314,484	336,595	42,171
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	8,279	1,165,622	1,290,365	207,135
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/23/25	12,915	245,890	115,718	(94,452)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,111	506,136	654,963	187,387
					57,117	3,778,395	3,934,560	429,366
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,225	139,911	149,696	18,045
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,830	32,941	37,039	7,081
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	5,310	155,613	191,957	49,398
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	31,074	191,418	170,596	(5,825)
BW LPG Ltd. (Singapore)	USFF +0.250%	Weekly	MS	07/16/29	20	288	288	(35)
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	4,764	183,789	227,529	55,222
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	18,201	610,951	604,455	33,746
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	6,998	133,439	117,077	(7,969)
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,950	123,273	119,093	3,065
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	8,363	1,294,518	1,231,619	28,578
ConocoPhillips	USFF +0.250%	Weekly	MS	07/16/29	3,203	338,367	337,212	19,466
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,871	254,945	236,410	(1,047)
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	29,425	1,298,302	1,151,106	(48,868)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,644	$503,909	$455,826	$(15,009)
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	11,733	449,308	403,850	7,550
DT Midstream, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,799	131,876	141,509	18,691
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,183	509,175	514,216	35,850
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	168	4,400	4,274	74
Hafnia Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	874	6,504	6,258	154
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	8,955	300,744	260,143	(21,441)
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,799	87,730	97,669	14,941
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,715	121,078	113,010	(86)
Hess Corp.	USFF +0.250%	Weekly	MS	07/16/29	679	95,855	92,208	2,132
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	1,034	72,440	72,845	4,762
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	23,316	439,877	515,050	109,140
Liberty Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	223	4,261	4,257	189
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	23,340	639,690	621,544	20,364
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	601	101,648	97,909	3,062
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	15,885	589,272	535,960	(16,058)
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	1,887	144,534	121,655	(14,651)
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	3,089	122,389	111,636	(2,404)
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/12/29	15,389	895,325	793,149	(47,591)
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	276	6,736	6,864	462
Ovintiv, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,827	197,091	184,922	(468)
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	2,100	283,108	276,045	11,837
Precision Drilling Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	14	857	863	4
RPC, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,107	52,301	51,561	2,328
SM Energy Co.	USFF +0.250%	Weekly	MS	07/16/29	8,091	326,440	323,397	15,606
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	5,492	206,848	202,765	8,227
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	17,197	400,491	451,077	75,382
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,264	645,170	575,768	(28,334)
					306,915	12,096,812	11,610,307	335,570
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,711	405,775	396,403	13,822
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/25	11,792	2,658,122	5,427,386	2,921,485
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	261	$186,044	$247,822	$81,398
Block, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,690	214,871	247,710	46,399
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,877	310,686	384,541	95,548
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,408	473,094	531,325	94,849
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	930	268,967	290,867	37,257
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9	593	592	(18)
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,807	180,944	179,309	8,679
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,698	958,255	1,382,946	479,534
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,671	174,285	154,571	10,461
Global Payments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,253	123,874	128,332	11,503
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,682	409,139	430,836	47,159
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/16/29	843	146,135	148,823	11,219
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	949	409,694	468,616	83,381
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	587	177,677	187,323	19,791
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,129	222,789	228,448	19,021
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	22,401	110,824	168,680	64,616
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12,813	687,620	999,798	351,518
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	330	165,088	170,485	14,997
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,315	357,546	361,103	60,083
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	3,023	764,188	831,174	114,428
					99,179	9,406,210	13,367,090	4,587,130
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	12,590	540,067	642,594	184,540
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,697	64,082	59,469	3,515
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	07/16/29	1,476	69,374	72,619	7,168
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,222	507,613	383,282	(95,304)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	7,247	432,178	520,769	153,682
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,446	240,601	274,664	54,222
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	467	29,339	34,488	9,949
Hain Celestial Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/16/29	2,728	22,102	23,543	2,655
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,779	193,728	244,488	63,206
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	9,553	522,970	771,023	296,348
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16,946	578,052	635,136	96,544
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	17,837	616,623	626,257	55,066
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/12/29	572	106,957	100,998	1,017
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,309	79,543	107,731	34,342
MGP Ingredients, Inc.	USFF +0.250%	Weekly	MS	07/16/29	213	17,703	17,732	992
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Mission Produce, Inc.	USFF +0.250%	Weekly	MS	07/16/29	141	$1,843	$1,808	$19
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	2,827	153,865	162,609	22,663
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,776	391,813	425,518	59,438
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,581	433,991	438,899	33,483
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,484	238,407	301,558	86,112
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,587	199,898	211,231	22,733
Post Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,571	179,584	181,843	12,495
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	6,508	105,891	164,327	65,741
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	2,993	102,651	104,067	7,103
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,642	342,196	336,038	16,006
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,216	70,140	74,623	8,845
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	7,037	172,638	199,217	36,417
Vital Farms, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,468	124,009	121,623	3,955
					149,913	6,537,858	7,238,154	1,242,952
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	07/16/29	9	1,189	1,197	25
Alcon, Inc. (Switzerland)	USFF +0.250%	Weekly	MS	07/16/29	1,086	104,092	108,676	7,180
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,943	59,445	70,720	14,629
Aveanna Healthcare Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	38	194	198	(37)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,826	59,444	69,333	13,601
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/12/29	4,687	1,090,049	1,130,036	106,400
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,878	402,644	422,700	45,089
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,190	481,008	541,263	88,258
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/12/29	1,264	421,141	437,900	43,897
Community Health Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,054	42,782	48,888	8,505
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,072	59,221	67,407	26,319
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,001	265,534	491,954	241,579
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,220	178,658	195,373	28,182
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,058	551,876	550,160	32,428
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	19,135	321,213	378,108	76,677
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,784	$466,668	$636,678	$197,424
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,427	42,806	60,562	20,156
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,212	50,909	50,743	2,524
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	965	267,320	392,205	142,598
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,152	89,784	94,291	9,599
HealthStream, Inc.	USFF +0.250%	Weekly	MS	07/16/29	26	743	750	(2)
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,684	575,147	625,939	83,688
Humana, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,629	605,098	515,969	(53,075)
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,082	333,050	379,382	65,359
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	781	35,469	41,034	7,981
Masimo Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,874	331,467	383,190	73,152
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	485	269,111	239,794	(13,795)
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	9,063	718,176	815,942	148,754
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	820	74,604	81,041	10,658
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,115	352,914	384,184	51,362
National HealthCare Corp.	USFF +0.250%	Weekly	MS	07/16/29	113	14,139	14,212	896
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,096	116,630	178,586	68,585
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,452	43,588	38,472	(2,847)
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,315	45,469	50,011	7,095
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,836	63,825	64,632	4,412
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,681	712,362	898,606	230,152
Simulations Plus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	112	3,520	3,586	216
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,657	133,593	185,246	59,254
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,531	350,194	371,329	41,890
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,250	349,777	540,150	210,358
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	368	212,255	215,162	13,919
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	2,106	388,456	482,295	116,691
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,458	307,879	305,990	15,697
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	489	52,086	52,788	3,751
					129,024	11,045,529	12,616,682	2,249,184
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,555	78,128	94,420	20,715
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	235	$7,576	$7,379	$185
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	7,128	628,233	739,958	153,138
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	8,663	80,084	81,346	5,798
Edgewell Personal Care Co.	USFF +0.250%	Weekly	MS	07/16/29	1	36	36	(732)
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/12/29	7,215	697,665	719,263	57,141
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,809	52,544	64,972	17,145
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,960	637,199	705,709	146,866
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	3,626	125,472	146,418	28,093
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	857	149,453	148,432	7,489
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,708	47,551	53,119	8,838
WD-40 Co.	USFF +0.250%	Weekly	MS	07/11/28	194	41,501	50,029	11,146
					38,951	2,545,442	2,811,081	455,822
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	07/11/28	5,630	87,456	112,262	30,102
Alcoa Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,081	263,775	350,345	108,134
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	07/16/29	13,829	153,770	156,683	12,636
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	942	132,125	150,899	27,115
Ashland, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,028	182,652	176,375	4,701
ATI, Inc.	USFF +0.250%	Weekly	MS	01/12/29	480	25,504	32,117	9,925
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,383	301,469	305,311	22,950
Avient Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,566	165,651	179,441	24,024
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	7,273	251,605	263,210	25,962
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,977	400,892	473,808	100,036
Barrick Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	9,292	185,430	184,818	10,276
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,325	124,275	148,095	31,457
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	427	26,772	68,141	43,569
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	36,706	448,947	468,736	45,456
Commercial Metals Co.	USFF +0.250%	Weekly	MS	07/16/29	1,042	51,985	57,268	8,238
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,670	206,548	256,000	62,134
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,752	454,498	512,561	87,621
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	1,340	119,772	150,013	39,406
FMC Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,534	161,152	167,092	16,551
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	75,867	$307,947	$351,264	$60,907
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,109	300,112	304,961	22,623
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	07/16/29	779	22,726	23,051	1,574
HB Fuller Co.	USFF +0.250%	Weekly	MS	07/11/28	645	44,071	51,200	10,043
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	47,728	401,561	438,620	60,227
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	569	57,572	64,348	10,747
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	572	43,083	60,020	20,398
International Paper Co.	USFF +0.250%	Weekly	MS	01/12/29	4,290	148,587	209,567	73,686
Kaiser Aluminum Corp.	USFF +0.250%	Weekly	MS	01/12/29	553	49,252	40,104	(5,238)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	20,924	167,212	195,849	38,641
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	501	28,730	44,784	17,648
Kronos Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	619	6,849	7,707	907
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	1,315	475,397	627,071	189,868
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,431	127,022	153,775	34,410
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	5,949	572,622	570,509	37,755
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	30	12,335	16,148	4,568
Mativ Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,287	23,321	21,866	(139)
Metallus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	186	2,776	2,758	89
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,546	93,990	119,398	31,153
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	1,745	45,274	46,731	4,194
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	88,545	232,208	255,010	36,053
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/10/28	155	69,542	85,543	21,755
Newmont Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,933	170,316	210,219	51,122
Nucor Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,066	153,875	160,262	15,726
Orla Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	460	1,899	1,840	(2)
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	2	314	431	106
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	14,241	279,994	297,210	34,387
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,958	244,805	259,357	29,576
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,150	212,637	193,764	(5,405)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	824	$77,246	$99,704	$27,411
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	8,027	481,172	695,941	263,802
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,308	189,160	192,680	15,776
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	350	82,857	133,585	56,384
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,793	140,878	146,633	14,061
Southern Copper Corp.	USFF +0.250%	Weekly	MS	07/16/29	818	81,157	94,618	20,876
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/05/26	336	25,538	28,846	4,719
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	07/16/29	643	156,292	161,026	13,636
West Fraser Timber Co. Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	66	6,146	6,426	596
Worthington Steel, Inc.	USFF +0.250%	Weekly	MS	07/16/29	50	1,673	1,701	72
					415,647	9,282,426	10,587,702	1,925,005
Media & Entertainment
Advantage Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	40	136	137	(42)
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	16,426	1,987,056	2,724,252	856,508
Angi, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,258	3,322	3,246	62
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	42,229	371,346	269,421	(80,704)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,399	435,694	453,388	42,602
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,668	23,545	46,437	24,189
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	14,049	516,733	586,827	109,491
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,225	271,163	319,154	65,319
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,567	79,886	75,228	(133)
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,080	148,869	172,706	33,812
IAC, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,166	59,828	62,754	6,302
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/23/25	9,375	266,694	296,531	57,898
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,902	175,234	185,492	20,244
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	4,442	1,476,259	2,542,778	1,157,676
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,086	595,876	770,267	208,475
News Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	8,764	222,409	233,385	24,654
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,262	205,264	233,868	44,842
Sinclair, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,511	20,833	23,118	3,598
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,686	136,923	134,474	5,343
Sphere Entertainment Co.	USFF +0.250%	Weekly	MS	01/12/29	3,382	118,901	149,417	37,442
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	1,326	$411,957	$488,671	$102,696
Thryv Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	26	452	448	(30)
TKO Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,549	300,255	315,337	32,311
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,226	111,224	61,235	(47,099)
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	29,395	113,144	148,445	41,730
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	8,420	758,936	809,920	97,865
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,975	101,709	104,363	8,429
					178,434	8,913,648	11,211,299	2,853,480
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/16/29	72	13,907	14,219	1,268
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,179	242,709	283,438	54,582
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	754	97,320	111,954	32,576
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	10,897	295,804	305,007	26,096
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	468	118,682	128,714	19,306
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,433	44,881	45,203	2,841
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,745	129,941	133,215	10,666
Arcellx, Inc.	USFF +0.250%	Weekly	MS	07/16/29	333	27,785	27,809	1,564
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,454	9,690	16,908	9,073
Avantor, Inc.	USFF +0.250%	Weekly	MS	07/16/29	625	16,109	16,169	930
Avid Bioservices, Inc.	USFF +0.250%	Weekly	MS	07/16/29	939	10,743	10,686	506
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,271	33,446	32,460	663
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,511	306,053	292,892	4,320
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,539	38,416	38,537	2,270
BioMarin Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,627	191,408	184,652	4,157
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	138	37,485	46,172	10,783
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	12,386	513,378	640,852	164,096
Catalent, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,626	338,588	340,767	21,523
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	358	7,115	7,117	358
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	695	$138,187	$136,894	$6,571
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,572	145,204	215,302	78,552
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30,751	447,893	451,732	29,446
Eli Lilly & Co.	USFF +0.250%	Weekly	MS	07/16/29	28	24,519	24,806	1,640
Exelixis, Inc.	USFF +0.250%	Weekly	MS	07/16/29	284	7,442	7,370	303
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,069	195,670	181,380	(3,133)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,356	713,445	868,247	212,213
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,661	95,641	95,076	4,862
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,570	264,835	342,800	93,210
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,092	390,426	403,228	35,116
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,905	98,591	125,921	32,926
Indivior PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	713	6,873	6,952	421
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	187	3,548	3,611	215
Iovance Biotherapeutics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,299	68,556	59,148	(5,533)
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,271	492,390	538,159	73,924
Ironwood Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	77	319	317	(35)
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	595	64,762	66,289	5,185
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/25	8,958	1,338,378	1,451,733	230,720
Kiniksa Pharmaceuticals International PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	1,506	38,497	37,635	1,292
Medpace Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	41	13,493	13,686	914
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	14,248	1,594,490	1,618,003	140,359
Mesa Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/16/29	146	18,460	18,960	1,518
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	307	380,934	460,408	101,990
Natera, Inc.	USFF +0.250%	Weekly	MS	07/16/29	262	32,989	33,261	2,111
Neurocrine Biosciences, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,143	136,123	131,696	3,319
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,200	123,759	93,310	(23,411)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Phibro Animal Health Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	5	$112	$113	$(45)
Protagonist Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	139	6,235	6,255	326
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	7,872	358,425	358,727	20,783
Repligen Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,630	363,063	391,397	48,821
Revvity, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,356	162,831	173,229	19,722
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	411	9,890	21,532	13,673
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,435	114,371	107,103	(768)
TG Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,014	128,432	140,667	19,541
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	612	347,162	378,565	51,400
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,613	104,823	163,235	67,405
Vera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16	286	707	386
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	228	106,765	106,038	5,167
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,903	115,096	114,974	6,419
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,229	371,966	442,305	92,355
					219,754	11,498,341	12,467,542	1,737,458
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,803	783,223	952,156	213,749
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,065	671,913	821,333	192,117
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/23/25	8,694	1,197,672	1,499,715	399,071
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,440	646,898	675,702	65,811
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	4,439	116,469	136,721	27,971
FormFactor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,737	95,791	79,902	(10,454)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	8,245	351,789	331,861	173
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	2,563	88,013	81,529	(1,558)
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	411	225,526	318,283	106,747
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	832	644,569	678,979	78,611
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	810	61,877	65,035	12,215
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,414	$1,596,619	$1,494,876	$(9,856)
MKS Instruments, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,048	362,284	331,348	(9,476)
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	797	429,915	736,827	335,370
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	23,099	1,895,226	2,805,143	1,019,083
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	3,862	645,315	926,919	340,460
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	8,700	635,686	631,707	32,385
Onto Innovation, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,800	341,735	373,608	51,377
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,826	115,379	169,012	60,185
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,562	792,314	781,155	34,177
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,406	2,415,986	2,789,840	553,265
Rambus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,305	293,856	308,417	30,185
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,749	80,579	125,519	50,803
SiTime Corp.	USFF +0.250%	Weekly	MS	07/16/29	70	12,159	12,006	491
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,940	692,511	685,464	37,450
SMART Global Holdings, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	12,952	266,082	271,344	20,453
					159,569	15,459,386	18,084,401	3,630,805
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	2,587	785,664	914,453	181,347
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,302	638,682	674,150	72,004
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,994	234,854	218,352	(3,099)
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/16/29	890	275,105	283,581	24,184
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,486	322,237	357,638	54,495
Blend Labs, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	11,290	42,836	42,338	1,904
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,169	592,417	587,864	29,333
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,248	75,132	140,779	71,429
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,652	1,312,065	1,024,276	(212,678)
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	6	261	265	(33)
DocuSign, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,594	493,949	533,601	67,897
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/16/29	9,307	186,211	193,120	17,524
Envestnet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,242	139,040	140,394	9,267
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,113	543,032	706,713	194,737
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	567	275,606	287,333	27,464
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,427	256,079	395,733	164,410
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,090	$318,635	$327,670	$27,237
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,441	174,963	263,617	98,625
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,224	137,653	132,063	2,143
Intapp, Inc.	USFF +0.250%	Weekly	MS	07/16/29	302	14,982	14,445	269
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,971	511,595	562,413	81,723
International Business Machines Corp.	USFF +0.250%	Weekly	MS	07/16/29	117	26,060	25,866	1,706
Intuit, Inc.	USFF +0.250%	Weekly	MS	07/16/29	240	153,828	149,040	3,979
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	7,151	161,118	164,330	12,390
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,286	96,360	81,427	(9,997)
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,795	1,440,158	2,063,289	729,904
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,644	31,634	35,879	6,173
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	573	19,691	33,950	17,693
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/26	10,188	1,154,566	1,736,035	674,153
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,074	113,359	114,353	7,436
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,786	1,211,147	1,635,855	494,025
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,753	487,016	566,667	107,867
Progress Software Corp.	USFF +0.250%	Weekly	MS	07/16/29	387	24,807	26,072	2,635
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,793	165,457	302,568	146,537
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,379	302,724	305,606	19,399
Rapid7, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,307	301,666	331,366	46,952
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,055	580,075	587,044	40,148
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,383	324,317	378,541	81,978
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,451	258,046	262,302	18,987
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,401	976,695	1,253,040	332,245
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,916	131,424	161,430	37,482
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,174	586,782	594,502	41,283
Teradata Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,995	53,274	60,528	10,350
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,712	406,679	437,757	54,323
Unity Software, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,213	217,563	231,018	25,866
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,580	85,824	89,270	8,311
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,600	139,202	116,518	(14,762)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,465	445,250	468,251	48,107
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,877	468,490	458,758	17,054
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,245	56,747	57,055	3,328
					204,442	17,750,957	20,529,115	3,875,734
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,542	$298,320	$361,117	$81,693
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,060	2,050,456	2,576,980	656,965
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/16/29	631	197,900	242,190	55,576
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	449	56,282	59,641	6,531
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	1,103	56,217	86,597	34,142
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,705	152,144	164,206	21,627
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/25	12,691	608,843	675,415	114,198
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	8,253	977,590	978,311	56,671
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4	176	179	(39)
Digi International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	244	6,576	6,717	466
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	697	62,963	68,543	9,136
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,769	293,317	389,534	112,968
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	637	124,889	150,612	32,826
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	25,331	388,727	518,272	168,710
HP, Inc.	USFF +0.250%	Weekly	MS	07/23/25	9,347	262,494	335,277	104,574
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,221	374,144	450,845	98,198
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,862	214,321	223,123	21,085
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,421	55,089	55,391	3,406
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	07/16/29	165	41,312	43,766	4,772
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,665	103,467	148,286	51,807
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,738	439,626	585,190	193,892
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,368	46,187	51,504	7,591
Plexus Corp.	USFF +0.250%	Weekly	MS	07/16/29	417	51,638	57,008	8,276
Pure Storage, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,709	101,647	85,860	(10,077)
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,682	189,466	190,083	11,283
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,174	101,948	104,417	8,258
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	4,165	262,027	456,192	225,555
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,009	547,059	420,148	(95,624)
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	2,185	304,396	329,913	42,506
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	799	334,145	349,690	34,635
Trimble, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,342	71,813	83,325	16,173
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	876	$28,725	$29,556	$2,519
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	9,996	513,365	682,627	198,619
					126,257	9,317,269	10,960,515	2,278,918
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	20,932	332,795	460,504	158,826
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	2,526	86,982	87,905	7,552
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,595	144,662	170,368	36,258
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	29,157	37,633	207,015	171,485
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	3,304	53,737	55,441	5,258
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,466	509,943	715,244	244,067
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,456	463,967	559,399	147,211
					77,436	1,629,719	2,255,876	770,657
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/25	21,765	697,252	751,545	107,086
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,189	266,530	415,919	171,575
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,388	579,809	653,548	119,332
Forward Air Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,215	73,482	78,411	9,086
FTAI Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,697	57,121	62,684	9,001
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/12/29	3,607	71,080	70,337	4,175
Golden Ocean Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	4,829	58,098	64,612	10,263
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	07/16/29	246	3,001	3,021	144
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,935	319,069	333,459	33,410
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/16/29	187	37,169	37,146	2,065
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,126	266,187	435,813	184,948
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,941	500,378	596,846	125,080
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	311	69,917	76,655	11,328
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,644	172,764	179,212	16,269
XPO, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	79	108	(19)
					70,081	3,171,936	3,759,316	803,743
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,480	79,849	95,001	24,371
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	807	$110,270	$118,016	$16,949
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	638	75,921	88,497	17,730
Brookfield Renewable Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	07/16/29	6,747	195,739	220,357	36,770
CMS Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,124	73,598	79,388	9,840
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/23/25	5,592	926,037	1,454,032	587,567
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,969	939,472	980,639	107,666
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	3,304	195,151	200,255	17,911
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,840	892,482	1,351,924	531,509
PPL Corp.	USFF +0.250%	Weekly	MS	07/16/29	14,077	433,537	465,667	60,807
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,524	88,135	135,956	55,560
Southern Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	3,268	284,149	294,708	29,463
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,908	134,643	140,734	14,514
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,296	143,960	153,628	17,863
					73,574	4,572,943	5,778,802	1,528,520

Total Reference Entity — Long						167,420,815	196,474,559	40,258,493
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(25,767)	$(1,099,143)	$(1,069,331)	$20,002
Mobileye Global, Inc., Class A	USFF -0.780%	Weekly	MS	07/11/28	(336,118)	(6,909,486)	(4,604,817)	2,243,272
QuantumScape Corp.	USFF -0.780%	Weekly	MS	01/12/29	(106,114)	(677,132)	(610,156)	60,913
Rivian Automotive, Inc., Class A	USFF -0.630%	Weekly	MS	07/16/29	(25,471)	(284,428)	(285,785)	(3,934)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,008)	(1,257,778)	(1,310,243)	(63,684)
					(498,478)	(10,227,967)	(7,880,332)	2,256,569
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,239)	(287,346)	(290,959)	(5,672)
AAON, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,432)	(837,022)	(1,017,147)	(188,952)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(20,260)	(1,346,731)	(1,324,194)	10,529
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,596)	(1,646,565)	(1,665,267)	(34,873)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(13,253)	(1,235,955)	(1,177,529)	30,644
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(26,043)	(1,205,265)	(988,071)	205,209
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Archer Aviation, Inc.	USFF -7.651%	Weekly	MS	07/11/28	(130,104)	$(617,546)	$(394,215)	$217,796
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,681)	(1,239,313)	(1,391,172)	(163,240)
Armstrong World Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,707)	(217,520)	(224,351)	(9,292)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,087)	(260,497)	(258,299)	(933)
Atkore, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,624)	(256,954)	(137,618)	115,642
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(46,708)	(1,433,513)	(1,752,951)	(334,540)
Ballard Power Systems, Inc. (Canada)	USFF -2.030%	Weekly	MS	01/05/26	(162,565)	(1,741,136)	(292,617)	1,435,053
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,449)	(184,262)	(220,194)	(40,968)
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(32,753)	(3,062,645)	(2,830,842)	204,560
Bloom Energy Corp., Class A	USFF -0.830%	Weekly	MS	01/12/29	(60,509)	(656,745)	(638,975)	11,887
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(30,109)	(5,357,055)	(4,577,772)	731,668
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(422)	(46,347)	(45,871)	12
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,355)	(380,776)	(430,922)	(54,555)
ChargePoint Holdings, Inc.	USFF -5.636%	Weekly	MS	01/10/28	(128,283)	(972,806)	(175,748)	796,952
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	07/16/29	(385)	(13,354)	(13,860)	(676)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(17,069)	(1,001,599)	(1,191,416)	(199,520)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,092)	(1,993,734)	(2,186,233)	(210,253)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/16/29	(3,539)	(1,168,758)	(1,172,966)	(14,179)
Emerson Electric Co.	USFF -0.250%	Weekly	MS	07/16/29	(12,739)	(1,341,428)	(1,393,264)	(65,173)
Enovix Corp.	USFF -3.230%	Weekly	MS	07/16/29	(23,185)	(193,620)	(216,548)	(25,015)
EnPro Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,743)	(286,663)	(282,680)	616
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,422)	(634,551)	(699,330)	(70,580)
Fortive Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,488)	(654,369)	(669,958)	(21,450)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,141)	(1,041,031)	(1,078,275)	(61,002)
GMS, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,322)	(1,143,545)	(1,206,574)	(73,233)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,445)	(294,913)	(212,027)	78,716
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,957)	(309,048)	(193,405)	109,796
Hubbell, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,853)	(766,905)	(793,733)	(33,689)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,104)	(2,440,203)	(2,406,916)	(2,730)
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(31,480)	(2,899,375)	(3,090,077)	(216,856)
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,779)	(625,083)	(667,799)	(48,886)
Kadant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,390)	(441,380)	(469,820)	(32,566)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Lindsay Corp.	USFF +0.250%	Weekly	MS	01/12/29	(1,476)	$(175,158)	$(183,969)	$(11,003)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(23,394)	(1,545,229)	(865,578)	662,718
Miller Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,264)	(134,534)	(138,104)	(5,077)
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,427)	(458,532)	(490,303)	(37,955)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,480)	(2,621,546)	(1,786,980)	811,238
NEXTracker, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(34,272)	(1,384,354)	(1,284,515)	87,496
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(746)	(191,186)	(195,922)	(7,545)
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,390)	(1,113,110)	(940,972)	158,397
Owens Corning	USFF -0.250%	Weekly	MS	07/16/29	(19,778)	(3,207,698)	(3,491,213)	(312,249)
Plug Power, Inc.	USFF -5.880%	Weekly	MS	01/10/28	(437,887)	(1,888,464)	(989,625)	882,021
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,996)	(38,957)	(40,199)	(1,640)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(27,482)	(1,302,261)	(1,451,874)	(176,213)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,555)	(1,594,149)	(1,636,315)	(57,967)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,210)	(1,258,094)	(1,389,881)	(143,009)
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,066)	(191,795)	(197,206)	(7,182)
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,604)	(216,170)	(209,388)	4,200
Symbotic, Inc.	USFF -2.580%	Weekly	MS	07/16/29	(456)	(11,430)	(11,122)	155
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,770)	(316,753)	(252,381)	66,452
Textron, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,836)	(1,227,855)	(1,225,593)	(8,953)
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,489)	(180,661)	(179,827)	(822)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,291)	(294,517)	(285,695)	6,155
Vertiv Holdings Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(4,819)	(474,850)	(479,442)	(8,860)
Vicor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(74)	(3,187)	(3,115)	(9)
Wabash National Corp.	USFF -0.250%	Weekly	MS	07/16/29	(11,615)	(225,319)	(222,892)	375
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,763)	(320,415)	(320,461)	(2,942)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(26,770)	(685,615)	(491,765)	186,867
					(1,559,222)	(61,297,397)	(56,543,932)	4,124,895
Commercial & Professional Services
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(126,643)	(918,191)	(937,158)	(27,328)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(7,699)	(680,752)	(765,974)	(93,754)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,836)	(1,011,436)	(863,734)	140,216
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(45)	$(1,272)	$(1,269)	$(60)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(101,896)	(758,073)	(723,462)	27,674
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,874)	(401,022)	(452,965)	(61,659)
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(11,888)	(999,185)	(609,260)	373,349
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(23,700)	(1,558,529)	(1,451,625)	93,015
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(39,656)	(854,023)	(565,891)	280,715
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,544)	(516,311)	(639,112)	(136,489)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(20,831)	(710,094)	(830,740)	(128,116)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,413)	(734,526)	(805,793)	(78,728)
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(55,633)	(361,640)	(353,270)	5,108
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,244)	(78,316)	(80,321)	(2,753)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,241)	(442,745)	(348,238)	90,524
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,379)	(222,652)	(222,389)	(1,766)
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,710)	(2,327,395)	(2,376,505)	(89,345)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,497)	(256,395)	(249,355)	4,521
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(19,875)	(261,660)	(282,026)	(23,798)
Robert Half, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(38,097)	(2,415,958)	(2,568,119)	(186,517)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,760)	(868,778)	(941,465)	(83,394)
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(37,114)	(2,036,372)	(2,263,954)	(245,714)
Thomson Reuters Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(955)	(163,931)	(162,923)	(542)
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(30,898)	(383,783)	(322,884)	57,440
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,562)	(650,126)	(625,604)	18,698
					(594,990)	(19,613,165)	(19,444,036)	(68,703)
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,636)	(404,904)	(387,277)	13,834
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,641)	(486,586)	(506,932)	(24,718)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(51,035)	(608,181)	(628,241)	(25,512)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,457)	(1,501,947)	(1,540,576)	(54,816)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,977)	(673,921)	(711,565)	(43,679)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,719)	(1,428,988)	(1,793,074)	(376,826)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(11,701)	(516,446)	(514,493)	(28,507)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,105)	(3,502,603)	(3,452,905)	18,903
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,027)	$(313,612)	$(265,292)	$45,278
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,417)	(279,453)	(264,407)	14,362
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,952)	(1,259,698)	(1,242,182)	803
Dillard's, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(1,333)	(505,382)	(511,459)	(10,860)
Five Below, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(41,474)	(4,441,039)	(3,664,228)	737,330
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,944)	(244,720)	(241,386)	1,109
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,276)	(178,978)	(178,232)	(1,676)
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF -4.480%	Weekly	MS	01/12/29	(17,473)	(641,554)	(401,530)	234,277
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18,529)	(577,442)	(653,518)	(82,285)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,112)	(1,490,389)	(1,533,811)	(65,563)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(31,792)	(3,011,066)	(3,090,182)	(105,902)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,079)	(863,056)	(824,931)	13,138
RH	USFF -0.250%	Weekly	MS	07/11/28	(768)	(236,182)	(256,842)	(29,030)
Savers Value Village, Inc.	USFF -0.680%	Weekly	MS	07/16/29	(8,241)	(82,769)	(86,695)	(4,713)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(9,552)	(526,811)	(558,601)	(44,633)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,202)	(340,541)	(349,698)	(12,284)
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,242)	(581,622)	(507,301)	69,105
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(56,226)	(2,404,907)	(2,353,058)	30,445
Warby Parker, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(19,124)	(262,385)	(312,295)	(52,592)
					(374,034)	(27,365,182)	(26,830,711)	214,988
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(33,722)	(515,743)	(537,866)	(28,338)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,111)	(67,691)	(66,149)	754
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(15,488)	(1,279,863)	(1,298,204)	(39,174)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(61,225)	(2,769,682)	(2,598,389)	145,878
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(658)	(270,763)	(281,782)	(13,474)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(11,018)	(69,445)	(75,363)	(6,587)
Helen of Troy Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(480)	(29,836)	(29,688)	(168)
Installed Building Products, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(305)	(74,487)	(75,112)	(1,338)
Leggett & Platt, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(525)	(7,197)	(7,151)	(69)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,054)	(107,872)	(110,177)	(3,315)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Malibu Boats, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(576)	$(22,777)	$(22,355)	$(5,403)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,669)	(143,871)	(144,802)	(2,260)
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,235)	(1,781,266)	(1,767,601)	(17,465)
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(19,326)	(1,616,898)	(2,100,929)	(523,039)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(12,252)	(975,181)	(1,162,102)	(202,690)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/12/29	(15,394)	(672,929)	(754,152)	(94,306)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,727)	(559,094)	(530,461)	20,317
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(13,929)	(421,210)	(152,940)	264,478
VF Corp.	USFF -0.250%	Weekly	MS	01/12/29	(19,956)	(281,695)	(398,122)	(132,098)
Vizio Holding Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(61,959)	(670,325)	(692,082)	(28,098)
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(15,814)	(1,698,413)	(1,692,098)	(44,061)
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,008)	(571,477)	(574,748)	(8,397)
					(338,431)	(14,607,715)	(15,072,273)	(718,853)
Consumer Services
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,216)	(216,903)	(201,930)	12,101
Bowlero Corp., Class A	USFF -12.130%	Weekly	MS	01/12/29	(38,420)	(496,149)	(451,051)	38,090
Boyd Gaming Corp.	USFF -0.250%	Weekly	MS	07/16/29	(11,247)	(670,849)	(727,119)	(63,959)
Choice Hotels International, Inc.	USFF -5.530%	Weekly	MS	01/12/29	(6,005)	(752,841)	(782,452)	(38,857)
Chuy's Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,145)	(303,610)	(304,623)	(3,760)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(100,491)	(1,169,024)	(797,899)	360,148
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,921)	(712,820)	(542,110)	164,330
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(114,252)	(1,344,257)	(1,501,271)	(169,001)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(52,936)	(998,474)	(825,802)	163,756
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(90,028)	(1,268,126)	(966,901)	277,499
Kura Sushi USA, Inc., Class A	USFF -3.680%	Weekly	MS	01/12/29	(3,905)	(234,410)	(314,587)	(82,309)
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(166,499)	(1,410,146)	(1,083,908)	313,666
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(27,695)	(536,397)	(568,024)	(36,441)
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(44,491)	(776,884)	(839,100)	(69,165)
Planet Fitness, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,058)	(152,029)	(167,151)	(23,480)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(71,111)	(1,290,884)	(957,865)	319,970
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(12,158)	$(570,350)	$(661,882)	$(127,943)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(23,806)	(1,691,402)	(1,716,889)	(53,140)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	07/16/29	(14,056)	(2,192,253)	(2,492,972)	(347,923)
Service Corp. International	USFF -0.250%	Weekly	MS	01/12/29	(7,135)	(548,526)	(563,166)	(24,437)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,666)	(1,042,883)	(1,039,828)	(6,874)
Udemy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(319)	(2,459)	(2,373)	12
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(36,333)	(653,789)	(636,554)	240
Wingstop, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,403)	(597,242)	(583,760)	8,128
					(871,296)	(19,632,707)	(18,729,217)	610,651
Consumer Staples Distribution & Retail
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(60,983)	(1,334,727)	(1,070,252)	252,573
Maplebear, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(46,243)	(1,816,589)	(1,883,940)	(83,531)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(5,441)	(405,819)	(426,411)	(24,247)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,801)	(454,880)	(532,416)	(91,128)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(14,323)	(463,596)	(320,978)	114,893
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(17,793)	(462,136)	(299,278)	157,760
US Foods Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,939)	(182,090)	(180,749)	(79)
					(153,523)	(5,119,837)	(4,714,024)	326,241
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(123,633)	(3,432,356)	(3,024,063)	377,767
Atlas Energy Solutions, Inc.	USFF -0.630%	Weekly	MS	01/12/29	(66,051)	(1,418,060)	(1,439,912)	(50,179)
Baytex Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(30,674)	(121,199)	(91,102)	27,790
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(18,791)	(952,888)	(985,964)	(48,616)
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,500)	(265,864)	(269,760)	(8,131)
Chesapeake Energy Corp.	USFF -0.730%	Weekly	MS	07/16/29	(5,834)	(4,170,964)	(4,706,905)	(574,266)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(29,662)	(4,276,044)	(3,862,882)	349,762
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(58,276)	(3,609,992)	(2,952,845)	507,470
Clean Energy Fuels Corp.	USFF -0.260%	Weekly	MS	07/11/28	(107,535)	(409,243)	(334,434)	71,157
CNX Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(26,397)	(685,832)	(859,750)	(180,059)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(133,310)	$(1,411,819)	$(1,483,740)	$(111,665)
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,352)	(272,785)	(154,763)	118,620
CVR Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,259)	(485,750)	(305,355)	162,772
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,546)	(713,687)	(647,738)	58,299
DHT Holdings, Inc. (Marshall Islands)	USFF -0.250%	Weekly	MS	07/16/29	(2,553)	(28,050)	(28,160)	(411)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(28,072)	(1,049,483)	(1,140,004)	(124,045)
EQT Corp.	USFF -0.250%	Weekly	MS	07/16/29	(23,634)	(808,749)	(865,950)	(67,989)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(67,417)	(1,293,787)	(1,157,550)	124,698
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	07/16/29	(30,264)	(3,497,754)	(3,547,546)	(104,644)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,571)	(1,225,841)	(1,297,221)	(82,315)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(18,549)	(703,667)	(839,528)	(260,722)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,262)	(665,605)	(703,598)	(44,257)
Kosmos Energy Ltd.	USFF -0.248%	Weekly	MS	07/11/28	(61,605)	(455,061)	(248,268)	213,006
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(32,470)	(808,161)	(792,917)	5,116
New Fortress Energy, Inc.	USFF -6.880%	Weekly	MS	07/08/27	(42,973)	(1,337,671)	(390,625)	848,524
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(97,237)	(596,468)	(457,986)	133,134
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,715)	(374,897)	(344,008)	22,375
NOV, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,934)	(527,250)	(430,136)	86,734
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(86,369)	(2,342,476)	(1,520,094)	801,532
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(118,481)	(1,180,199)	(906,380)	245,785
Peabody Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(23,922)	(528,177)	(634,890)	(114,861)
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(23,102)	(936,528)	(952,726)	(32,294)
ProFrac Holding Corp., Class A	USFF -1.030%	Weekly	MS	07/08/27	(41,424)	(488,665)	(281,269)	203,005
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(60,171)	(605,742)	(460,910)	140,664
REX American Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(671)	(30,741)	(31,061)	(645)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,078)	(222,682)	(223,468)	(3,119)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(70,724)	(982,730)	(731,993)	242,673
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(18,168)	(2,236,682)	(2,689,046)	(523,105)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(25,635)	$(1,105,336)	$(1,218,944)	$(145,555)
Transocean Ltd. (Switzerland)	USFF -0.253%	Weekly	MS	01/12/29	(167,212)	(873,699)	(710,651)	155,239
Uranium Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(58,885)	(310,860)	(365,676)	(61,696)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(15,672)	(1,167,670)	(873,714)	283,537
Veren, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(13,665)	(108,170)	(84,040)	26,763
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(7,855)	(116,963)	(76,743)	37,954
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,534)	(839,412)	(471,665)	360,353
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(28,962)	(1,205,046)	(1,322,115)	(157,419)
World Fuel Services Corp.	USFF -0.250%	Weekly	MS	07/08/27	(8,638)	(242,385)	(267,001)	(39,090)
					(1,939,244)	(51,123,090)	(47,185,096)	2,869,646
Financial Services
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(8,040)	(1,421,912)	(1,432,487)	(23,251)
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(43,387)	(722,245)	(711,113)	4,668
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,385)	(528,630)	(611,037)	(91,632)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(234,364)	(1,333,151)	(1,153,071)	168,382
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(827)	(454,050)	(482,083)	(33,440)
Nuvei Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(18,754)	(614,563)	(625,446)	(18,906)
Open Lending Corp.	USFF -0.250%	Weekly	MS	07/16/29	(468)	(2,890)	(2,864)	(51)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(142,130)	(2,327,510)	(1,903,121)	403,383
Shift4 Payments, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,675)	(231,167)	(237,005)	(7,942)
WEX, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,596)	(1,329,388)	(1,383,379)	(65,846)
					(459,626)	(8,965,506)	(8,541,606)	335,365
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(19,239)	(1,946,822)	(1,859,257)	60,221
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,220)	(806,642)	(989,385)	(213,160)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(320)	(25,633)	(11,891)	17,213
Duckhorn Portfolio, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(88,964)	(689,781)	(516,881)	166,724
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(4,293)	(537,299)	(519,882)	4,196
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,234)	(116,505)	(116,379)	(960)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(78,569)	(6,816,324)	(5,086,557)	1,618,240
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	07/16/29	(50,548)	$(2,573,247)	$(2,637,089)	$(86,740)
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(39,834)	(1,486,181)	(1,672,231)	(201,690)
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,218)	(302,876)	(330,238)	(33,382)
Westrock Coffee Co.	USFF -2.980%	Weekly	MS	01/12/29	(4,076)	(36,636)	(26,494)	9,765
					(306,515)	(15,337,946)	(13,766,284)	1,340,427
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(34,280)	(2,500,753)	(2,173,695)	307,457
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(20,880)	(300,527)	(234,482)	62,756
agilon health, Inc.	USFF -0.265%	Weekly	MS	07/11/28	(114,824)	(787,596)	(451,258)	329,294
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,465)	(879,843)	(881,219)	(9,239)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(136,186)	(1,476,260)	(757,194)	705,907
Amedisys, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,756)	(649,173)	(652,022)	(9,265)
Artivion, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(166)	(4,454)	(4,419)	(56)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,743)	(98,645)	(100,989)	(3,272)
Bausch + Lomb Corp. (Canada)	USFF -3.130%	Weekly	MS	07/16/29	(864)	(16,505)	(16,667)	(360)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/16/29	(20,705)	(1,694,793)	(1,735,079)	(60,881)
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(19,033)	(225,878)	(222,876)	945
CONMED Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,564)	(466,436)	(472,083)	(10,881)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(9,393)	(898,795)	(1,036,424)	(150,802)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(681)	(202,874)	(222,612)	(21,591)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,107)	(211,731)	(222,512)	(12,712)
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,838)	(730,548)	(517,230)	206,780
Encompass Health Corp.	USFF -0.250%	Weekly	MS	01/12/29	(11,679)	(1,009,538)	(1,128,659)	(129,347)
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(34,265)	(1,601,290)	(1,475,108)	111,913
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(6,119)	(849,045)	(880,035)	(42,775)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(99,190)	(764,098)	(688,379)	68,884
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(19,544)	(1,599,270)	(1,570,947)	13,413
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,777)	(853,764)	(774,363)	71,768
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,884)	(490,636)	(608,668)	(135,583)
Insulet Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,654)	(625,451)	(617,719)	2,127
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(16,296)	(1,915,332)	(2,118,480)	(222,769)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(68,317)	(1,904,706)	(1,241,320)	646,423
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(38,329)	$(3,431,621)	$(2,845,545)	$555,556
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,183)	(1,519,597)	(1,446,834)	58,683
LeMaitre Vascular, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(30)	(2,768)	(2,787)	(77)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(77,579)	(1,232,918)	(1,304,103)	(82,183)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(42,334)	(1,494,085)	(661,680)	819,269
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(27,873)	(890,941)	(872,425)	9,607
OrthoPediatrics Corp.	USFF -0.250%	Weekly	MS	07/16/29	(296)	(7,857)	(8,025)	(289)
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,779)	(381,433)	(279,093)	90,739
Privia Health Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(31,176)	(613,698)	(567,715)	40,367
Progyny, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,122)	(263,533)	(186,405)	80,256
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(25,673)	(1,694,573)	(1,170,689)	507,794
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(45,175)	(1,409,643)	(837,996)	559,079
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(14,787)	(651,931)	(549,337)	96,754
Stryker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,239)	(1,530,192)	(1,531,381)	(18,896)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(52,915)	(1,619,266)	(1,705,980)	(101,142)
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(84,762)	(1,032,005)	(778,115)	244,676
					(1,150,462)	(40,534,002)	(35,552,549)	4,578,327
Household & Personal Products
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(39,017)	(5,930,383)	(4,254,024)	1,624,689
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,383)	(1,547,727)	(1,473,871)	41,568
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,757)	(1,166,300)	(1,213,701)	(60,453)
					(63,157)	(8,644,410)	(6,941,596)	1,605,804
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,055)	(1,180,067)	(1,207,336)	(66,749)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,444)	(1,467,809)	(894,441)	545,483
Algoma Steel Group, Inc. (Canada)	USFF -1.330%	Weekly	MS	01/10/28	(53,065)	(445,567)	(542,855)	(114,337)
Alpha Metallurgical Resources, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(98)	(23,494)	(23,146)	88
Arcadium Lithium PLC (Jersey)	USFF -0.260%	Weekly	MS	01/12/29	(1,131,233)	(4,078,826)	(3,224,014)	818,546
Arch Resources, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(499)	(68,885)	(68,942)	(720)
Aris Mining Corp. (Canada)	USFF -3.404%	Weekly	MS	07/16/29	(3,028)	(13,886)	(13,929)	(218)
Berry Global Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,689)	(416,095)	(454,718)	(46,277)
Celanese Corp.	USFF -0.250%	Weekly	MS	07/16/29	(637)	(86,848)	(86,607)	(5,424)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(105,099)	$(1,727,403)	$(1,705,757)	$2,283
CF Industries Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,235)	(1,957,340)	(2,165,163)	(237,246)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(12,000)	(224,811)	(243,840)	(22,618)
Corteva, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(25,628)	(1,430,628)	(1,506,670)	(91,057)
Ecolab, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,814)	(452,290)	(463,169)	(17,482)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,607)	(344,574)	(342,406)	(1,943)
Equinox Gold Corp. (Canada)	USFF -0.930%	Weekly	MS	07/23/25	(374,290)	(2,573,884)	(2,279,426)	271,554
First Majestic Silver Corp. (Canada)	USFF -0.780%	Weekly	MS	07/16/29	(215,538)	(1,153,645)	(1,293,228)	(150,115)
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(11,630)	(713,308)	(728,736)	(28,106)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(26,124)	(631,530)	(632,201)	(17,418)
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(45,924)	(523,201)	(644,773)	(126,349)
Materion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,417)	(277,829)	(270,366)	4,517
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(26,269)	(1,201,533)	(1,085,960)	80,849
MP Materials Corp.	USFF -2.880%	Weekly	MS	01/10/28	(58,998)	(1,100,099)	(1,041,315)	45,251
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(74,446)	(1,088,205)	(976,732)	100,247
Olin Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,243)	(59,482)	(59,639)	(737)
Reliance Steel & Aluminum Co.	USFF -0.250%	Weekly	MS	07/16/29	(803)	(246,771)	(232,236)	11,744
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(24,458)	(512,928)	(486,959)	16,862
SilverCrest Metals, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(3,973)	(37,900)	(36,750)	761
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(52,379)	(807,514)	(297,513)	500,598
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,003)	(249,659)	(252,538)	(6,068)
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(32,362)	(1,280,026)	(1,263,089)	5,396
SunCoke Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,021)	(8,791)	(8,862)	(201)
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(137,376)	(327,359)	(346,188)	(21,787)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(85,186)	(3,973,643)	(4,450,117)	(548,967)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,261)	(238,479)	(236,433)	(737)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(97,029)	(1,337,444)	(1,419,534)	(129,495)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(41,530)	(1,885,258)	(1,467,255)	396,691
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,609)	(474,762)	(422,315)	47,842
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,599)	(144,135)	(158,747)	(17,257)
					(2,724,599)	(34,765,908)	(33,033,905)	1,197,404
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(26,312)	$(658,992)	$(790,149)	$(138,001)
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(133,398)	(3,558,571)	(3,310,938)	215,987
Endeavor Group Holdings, Inc., Class A	USFF -4.780%	Weekly	MS	07/11/28	(70,305)	(1,808,271)	(2,007,911)	(235,587)
Gannett Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,874)	(48,747)	(49,872)	(1,609)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(66,430)	(718,299)	(718,108)	(7,123)
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(19,990)	(276,741)	(138,331)	135,901
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,951)	(733,315)	(761,065)	(34,312)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/12/29	(767)	(150,552)	(159,735)	(11,778)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,523)	(267,005)	(251,828)	5,033
Paramount Global, Class B	USFF -0.250%	Weekly	MS	07/11/28	(188,866)	(2,003,850)	(2,005,757)	(28,132)
PubMatic, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(123)	(1,844)	(1,829)	(53)
Rumble, Inc.	USFF -11.380%	Weekly	MS	07/16/29	(7,584)	(40,203)	(40,650)	(856)
Scholastic Corp.	USFF -0.250%	Weekly	MS	01/10/28	(501)	(19,941)	(16,037)	3,335
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(231,595)	(2,125,848)	(2,478,066)	(406,561)
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,119)	(914,898)	(940,551)	(33,828)
TEGNA, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(1,296)	(20,307)	(20,451)	(376)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(634,633)	(4,956,432)	(5,235,722)	(346,297)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(323,918)	(3,123,708)	(3,342,834)	(246,911)
					(1,729,185)	(21,427,524)	(22,269,834)	(1,131,168)
Pharmaceuticals, Biotechnology & Life Sciences
89bio, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(139)	(1,021)	(1,029)	(68)
AbCellera Biologics, Inc. (Canada)	USFF -4.408%	Weekly	MS	07/11/28	(119,551)	(499,219)	(310,833)	183,903
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(79,456)	(2,067,011)	(1,539,063)	509,545
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(23,471)	(358,903)	(307,822)	47,842
Axsome Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,777)	(367,585)	(429,309)	(65,039)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(121,733)	$(1,071,261)	$(993,341)	$68,332
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/16/29	(25,415)	(1,898,325)	(2,031,421)	(150,898)
Blueprint Medicines Corp.	USFF -0.250%	Weekly	MS	07/16/29	(127)	(11,333)	(11,748)	(1,027)
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(58,111)	(3,748,845)	(4,013,146)	(299,561)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,899)	(200,206)	(226,726)	(28,349)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,982)	(986,277)	(969,980)	7,488
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(37,330)	(443,654)	(206,808)	233,471
Day One Biopharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,406)	(33,732)	(33,516)	(164)
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,052)	(531,473)	(642,375)	(116,377)
Dianthus Therapeutics, Inc.	USFF -1.030%	Weekly	MS	07/16/29	(31)	(841)	(849)	(67)
Ideaya Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,411)	(53,237)	(44,700)	7,982
Immatics NV (Netherlands)	USFF -0.780%	Weekly	MS	07/16/29	(59)	(692)	(673)	(39)
Immunovant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,316)	(624,941)	(636,229)	(16,888)
Insmed, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,941)	(1,017,731)	(1,017,693)	(9,049)
Ligand Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(26)	(2,580)	(2,602)	(97)
Liquidia Corp.	USFF -0.580%	Weekly	MS	01/12/29	(30,215)	(336,180)	(302,150)	30,993
Longboard Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(942)	(29,993)	(31,397)	(1,722)
Madrigal Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(695)	(171,246)	(147,493)	22,155
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(129,789)	(1,094,725)	(1,078,547)	5,363
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(44,864)	(290,262)	(390,317)	(105,049)
Pfizer, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,619)	(166,435)	(162,614)	3,269
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(38,065)	(694,318)	(426,709)	261,393
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,568)	(896,629)	(906,153)	(18,052)
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(77)	(4,832)	(1,288)	3,449
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Rocket Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(79)	$(1,422)	$(1,459)	$(117)
Sana Biotechnology, Inc.	USFF -0.263%	Weekly	MS	01/12/29	(1,094)	(9,432)	(4,551)	4,724
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,253)	(1,661,420)	(1,655,167)	(8,550)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(56,145)	(972,180)	(937,622)	24,779
Standard BioTools, Inc.	USFF -0.260%	Weekly	MS	01/12/29	(124,644)	(254,998)	(240,563)	12,120
Tilray Brands, Inc.	USFF -1.119%	Weekly	MS	07/11/28	(216,121)	(409,719)	(380,373)	25,657
Vericel Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,668)	(303,825)	(281,723)	19,353
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,459)	(2,630,470)	(2,238,893)	366,597
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(754)	(28,988)	(29,685)	(1,006)
					(1,245,284)	(23,875,941)	(22,636,567)	1,016,296
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(18,888)	(380,062)	(383,426)	(8,828)
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(30,267)	(941,864)	(705,221)	231,206
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,759)	(642,127)	(635,039)	(550)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,957)	(605,659)	(538,595)	61,635
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(37,847)	(2,690,445)	(2,425,614)	240,892
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,038)	(1,058,846)	(908,455)	140,939
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,694)	(253,957)	(422,551)	(170,901)
indie Semiconductor, Inc., Class A	USFF -0.590%	Weekly	MS	01/12/29	(84,646)	(460,105)	(337,738)	118,230
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(216,052)	(5,816,379)	(5,068,580)	603,477
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,425)	(316,884)	(289,960)	21,695
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(46,499)	(2,448,094)	(2,467,702)	(41,395)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,038)	(414,579)	(449,268)	(40,249)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(87,815)	(1,779,021)	(1,271,561)	491,613
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,149)	(941,778)	(714,874)	207,659
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,541)	(943,101)	(755,943)	181,527
Synaptics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,509)	(327,210)	(272,228)	53,755
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,806)	(2,042,730)	(2,025,625)	(18,782)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,230)	$(668,339)	$(677,977)	$(17,102)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,746)	(210,771)	(223,495)	(14,647)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(73,256)	(1,471,919)	(710,583)	748,215
					(680,162)	(24,413,870)	(21,284,435)	2,788,389
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,681)	(327,777)	(356,394)	(31,977)
Applied Digital Corp.	USFF -3.230%	Weekly	MS	07/16/29	(29,311)	(181,651)	(241,816)	(61,829)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,192)	(275,601)	(286,166)	(13,064)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(65,958)	(1,011,586)	(764,453)	238,099
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(974)	(215,257)	(232,611)	(19,469)
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(12,608)	(2,156,492)	(2,002,276)	135,018
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(49,532)	(3,117,211)	(2,613,308)	476,175
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(21,798)	(833,981)	(704,947)	121,577
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(260,000)	(2,841,952)	(2,873,000)	(56,332)
Cipher Mining, Inc.	USFF -0.259%	Weekly	MS	07/16/29	(200,491)	(644,288)	(775,900)	(139,209)
Cleanspark, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(84,927)	(1,140,730)	(793,218)	335,620
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(132,181)	(2,684,427)	(2,693,849)	(33,307)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,793)	(71,330)	(77,263)	(6,618)
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,884)	(172,397)	(197,265)	(27,718)
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,731)	(422,834)	(438,593)	(19,565)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,204)	(381,823)	(154,995)	223,386
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	07/16/29	(14,208)	(1,057,796)	(1,090,606)	(42,253)
Enfusion, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(16,496)	(144,054)	(156,547)	(13,824)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/16/29	(685)	(1,314,379)	(1,331,311)	(28,654)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(115,627)	(1,178,785)	(875,296)	292,971
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(84,890)	(3,779,605)	(2,438,890)	1,307,106
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(28,311)	(358,865)	(325,010)	30,617
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/16/29	(5,293)	(1,071,916)	(1,048,755)	13,878
JFrog Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/16/29	(18,506)	(495,062)	(537,414)	(46,800)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(67,718)	(1,619,012)	(1,116,670)	486,300
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,378)	$(342,740)	$(387,742)	$(48,578)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(66,033)	(464,823)	(327,524)	133,034
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,175)	(95,323)	(72,384)	20,382
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(33,540)	(680,981)	(622,167)	52,717
Perficient, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,005)	(751,533)	(755,177)	(10,379)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(8,912)	(206,261)	(213,175)	(9,847)
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(4,030)	(321,429)	(322,964)	(4,441)
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(21,418)	(2,804,278)	(2,460,071)	314,373
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(23,537)	(319,625)	(181,941)	134,794
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(20,045)	(794,194)	(582,708)	204,382
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,237)	(259,790)	(240,188)	18,132
Squarespace, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,715)	(426,389)	(451,067)	(28,900)
Terawulf, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(180,396)	(666,696)	(844,253)	(192,882)
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(18,931)	(231,547)	(242,317)	(13,106)
Workiva, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,919)	(445,577)	(389,191)	52,562
Zscaler, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,383)	(2,317,318)	(2,458,630)	(166,061)
					(1,681,653)	(38,627,315)	(34,678,052)	3,576,310
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,190)	(1,255,553)	(1,177,636)	62,534
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,298)	(226,296)	(269,165)	(45,364)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,288)	(429,008)	(399,072)	26,076
CDW Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,746)	(1,078,600)	(1,074,020)	(5,944)
Ciena Corp.	USFF -0.250%	Weekly	MS	01/12/29	(55,692)	(3,053,565)	(3,430,070)	(403,668)
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(58,114)	(2,424,740)	(2,353,617)	43,106
Corning, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(50,158)	(2,047,932)	(2,264,634)	(263,312)
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,236)	(155,404)	(126,923)	27,050
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(15,385)	(936,368)	(863,099)	61,365
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(66,050)	(917,981)	(992,732)	(83,233)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(38,754)	(429,376)	(564,646)	(139,825)
IonQ, Inc.	USFF -2.730%	Weekly	MS	01/12/29	(62,056)	(516,184)	(542,369)	(36,907)
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,208)	(1,090,823)	(1,145,567)	(64,481)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,469)	(451,562)	(473,385)	(28,415)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,114)	(1,134,734)	(1,231,949)	(107,341)
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,992)	(579,583)	(599,439)	(25,162)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,131)	(386,733)	(367,391)	15,814
Ubiquiti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(889)	(261,502)	(197,109)	59,722
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(14,996)	(658,126)	(179,052)	473,179
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,508)	$(91,909)	$(76,742)	$14,975
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(125,694)	(2,750,733)	(2,376,874)	326,610
					(590,968)	(20,876,712)	(20,705,491)	(93,221)
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,979)	(442,158)	(453,926)	(39,184)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,311)	(299,744)	(366,350)	(69,319)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(135,145)	(170,662)	(167,580)	1,385
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(172)	(3,059)	(1,235)	1,745
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,934)	(134,915)	(117,976)	12,699
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/23/25	(14,163)	(370,497)	(199,840)	106,080
					(168,704)	(1,421,035)	(1,306,907)	13,406
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(47,630)	(1,013,208)	(771,130)	232,654
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(21,226)	(1,279,155)	(1,168,704)	89,918
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,669)	(559,514)	(506,353)	47,582
Canadian National Railway Co. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(4,391)	(514,270)	(514,406)	(9,981)
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,972)	(201,231)	(217,650)	(19,479)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,965)	(753,751)	(783,801)	(36,575)
Frontier Group Holdings, Inc.	USFF -0.258%	Weekly	MS	01/12/29	(68,238)	(285,538)	(365,073)	(84,332)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(151,922)	(785,049)	(996,608)	(228,597)
Joby Aviation, Inc.	USFF -4.530%	Weekly	MS	01/12/29	(43,086)	(211,986)	(216,723)	(7,219)
Kirby Corp.	USFF -0.250%	Weekly	MS	07/16/29	(11,469)	(1,375,175)	(1,404,150)	(41,236)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,284)	(500,674)	(554,822)	(62,689)
Matson, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,537)	(327,807)	(361,827)	(40,467)
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,982)	(499,717)	(492,527)	(4,452)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(36,866)	$(913,920)	$(1,032,248)	$(126,494)
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,400)	(3,796,687)	(4,110,244)	(347,317)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(14,241)	(392,852)	(406,438)	(24,945)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/11/28	(23,008)	(824,998)	(681,727)	111,802
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(13,965)	(279,501)	(156,548)	121,373
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(6,907)	(1,034,390)	(945,499)	76,893
United Parcel Service, Inc., Class B	USFF -0.250%	Weekly	MS	07/16/29	(4,867)	(662,678)	(663,567)	(12,373)
					(484,625)	(16,212,101)	(16,350,045)	(365,934)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(62,964)	(1,144,873)	(1,263,058)	(156,955)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(416,058)	(2,613,800)	(2,267,516)	219,033
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(17,699)	(904,665)	(1,074,152)	(208,719)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(16,637)	(1,206,555)	(1,455,072)	(288,039)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(5,450)	(402,052)	(453,931)	(59,343)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,094)	(502,836)	(507,393)	(11,658)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(8,790)	(479,190)	(476,594)	(13,627)
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,712)	(701,083)	(833,429)	(148,549)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(43,036)	(1,083,367)	(1,320,344)	(275,048)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,778)	(174,491)	(185,143)	(15,212)
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/16/29	(9,613)	(1,158,247)	(1,234,405)	(96,299)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,686)	(197,296)	(194,396)	4,313
Edison International	USFF -0.250%	Weekly	MS	07/16/29	(13,714)	(1,112,012)	(1,194,352)	(92,265)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(23,826)	(2,748,297)	(3,135,740)	(432,512)
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(492)	(18,850)	(18,976)	(346)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,659)	(1,242,162)	(1,343,075)	(177,717)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(10,884)	(422,539)	(441,346)	(40,184)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(43,972)	(1,884,301)	(1,950,158)	(120,757)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(13,787)	(580,918)	(626,481)	(56,958)
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,920)	(122,097)	(115,386)	5,576
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,692)	(877,811)	(896,058)	(57,357)
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,906)	(640,417)	(723,004)	(93,910)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(4,786)	(343,623)	(312,239)	21,855
Montauk Renewables, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,641)	(12,110)	(13,760)	(1,809)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
September 30, 2024
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(19,482)	$(881,296)	$(919,550)	$(56,488)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,883)	(1,355,154)	(1,511,650)	(175,592)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,724)	(456,499)	(579,487)	(156,827)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(19,909)	(887,063)	(812,685)	21,264
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,355)	(396,745)	(363,633)	(19,032)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(32,804)	(1,296,174)	(1,345,620)	(61,005)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,205)	(1,185,844)	(1,354,816)	(190,324)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,664)	(1,566,099)	(1,512,948)	29,512
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,206)	(888,962)	(928,187)	(72,573)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(21,159)	(956,634)	(1,013,516)	(106,670)
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.780%	Weekly	MS	07/16/29	(7,462)	(46,461)	(46,936)	(939)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(22,869)	(1,793,292)	(1,912,534)	(190,449)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(6,327)	(352,300)	(367,662)	(22,253)
Sunnova Energy International, Inc.	USFF -0.680%	Weekly	MS	07/11/28	(28,059)	(438,971)	(273,295)	160,857
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,533)	(671,611)	(724,524)	(65,353)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,105)	(1,164,421)	(1,378,156)	(247,235)
					(1,054,542)	(34,911,118)	(37,081,207)	(3,249,594)

Total Reference Entity — Short						(499,000,448)	(470,548,099)	21,227,245
Net Value of Reference Entity						$(331,579,633)	$(274,073,540)	$61,485,738

*	Includes $3,979,645 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — 50.1%
Automobiles & Components — 0.7%
American Axle & Manufacturing Holdings, Inc.*	362	$ 2,237
Aptiv PLC (Jersey)*	596	42,918
BorgWarner, Inc.(a)	4,198	152,345
Dana, Inc.	11,616	122,665
General Motors Co.(a)	16,046	719,503
Gentherm, Inc.*	52	2,420
LCI Industries	1,259	151,760
Lear Corp.(a)	3,571	389,775
Magna International, Inc. (Canada)	1,144	46,950
Phinia, Inc.	131	6,030
Visteon Corp.(a)*	3,239	308,482
		1,945,085
Capital Goods — 6.0%
3M Co.(a)	4,364	596,559
Acuity Brands, Inc.	79	21,756
American Superconductor Corp.*	73	1,723
AMETEK, Inc.	173	29,706
Apogee Enterprises, Inc.	59	4,131
Array Technologies, Inc.*	5,016	33,106
AZEK Co., Inc. (The)*	1,139	53,305
AZZ, Inc.	127	10,491
Blue Bird Corp.*	312	14,964
Boise Cascade Co.	125	17,622
Carlisle Cos., Inc.(a)	758	340,910
Caterpillar, Inc.(a)	140	54,757
Comfort Systems USA, Inc.	55	21,469
Core & Main, Inc., Class A*	309	13,720
Crane Co.	458	72,492
Cummins, Inc.(a)	501	162,219
Curtiss-Wright Corp.	51	16,763
Deere & Co.	547	228,279
Donaldson Co., Inc.	2,233	164,572
Douglas Dynamics, Inc.	82	2,262
Dover Corp.(a)	1,627	311,961
Ducommun, Inc.*	7	461
EMCOR Group, Inc.(a)	501	215,696
Energy Recovery, Inc.*	20	348
Enerpac Tool Group Corp.	688	28,820
EnerSys(a)	132	13,471
Esab Corp.	695	73,885
Fastenal Co.(a)	399	28,497
Federal Signal Corp.	1,509	141,031
Flowserve Corp.	1,020	52,724
Fluence Energy, Inc.*	1,732	39,334
Fluor Corp.*	1,003	47,853
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Gates Industrial Corp. PLC (United Kingdom)*	1,189	$ 20,867
GE Vernova, Inc.(a)*	898	228,972
Generac Holdings, Inc.(a)*	1,927	306,162
General Dynamics Corp.(a)	533	161,073
General Electric Co.(a)	9,472	1,786,230
Gibraltar Industries, Inc.*	897	62,727
Gorman-Rupp Co. (The)	122	4,752
Granite Construction, Inc.	970	76,902
Griffon Corp.(a)	2,614	182,980
Hayward Holdings, Inc.*	10,635	163,141
Herc Holdings, Inc.	643	102,513
Hexcel Corp.	1,742	107,708
Hillman Solutions Corp.*	3,282	34,658
Honeywell International, Inc.	722	149,245
Howmet Aerospace, Inc.(a)	4,929	494,132
Illinois Tool Works, Inc.(a)	649	170,083
ITT, Inc.	175	26,164
Johnson Controls International PLC (Ireland)	2,679	207,917
Kennametal, Inc.	4,269	110,695
Kratos Defense & Security Solutions, Inc.*	1,861	43,361
Lincoln Electric Holdings, Inc.(a)	686	131,726
Lockheed Martin Corp.(a)	1,225	716,086
Masco Corp.(a)	3,979	333,997
MasTec, Inc.(a)*	6,567	808,398
MDU Resources Group, Inc.(a)	10,410	285,338
Middleby Corp. (The)(a)*	3,234	449,946
MRC Global, Inc.*	2,454	31,264
MSC Industrial Direct Co., Inc., Class A(a)	1,375	118,332
Mueller Water Products, Inc., Class A	5,199	112,818
Northrop Grumman Corp.(a)	294	155,253
NuScale Power Corp.*	3,568	41,317
nVent Electric PLC (Ireland)	2,943	206,775
Otis Worldwide Corp.(a)	3,544	368,363
Parker-Hannifin Corp.(a)	677	427,742
Pentair PLC (Ireland)	1,826	178,565
Powell Industries, Inc.(a)	2,693	597,819
Proto Labs, Inc.*	184	5,404
Quanta Services, Inc.(a)	1,155	344,363
RBC Bearings, Inc.*	116	34,728
Regal Rexnord Corp.(a)	2,444	405,411
Resideo Technologies, Inc.*	2,194	44,187

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rocket Lab USA, Inc.*	21,590	$ 210,071
Rockwell Automation, Inc.	524	140,673
Shoals Technologies Group, Inc., Class A*	1,011	5,672
Snap-on, Inc.(a)	1,256	363,876
SPX Technologies, Inc.*	232	36,995
Stanley Black & Decker, Inc.(a)	3,449	379,838
Sterling Infrastructure, Inc.(a)*	478	69,320
Tennant Co.	866	83,171
Textron, Inc.	4	354
Thermon Group Holdings, Inc.*	42	1,253
Toro Co. (The)	436	37,814
Trane Technologies PLC (Ireland)	1,153	448,206
Tutor Perini Corp.*	3,638	98,808
United Rentals, Inc.	254	205,671
Valmont Industries, Inc.(a)	1,024	296,909
Watsco, Inc.(a)	151	74,274
Woodward, Inc.(a)	747	128,118
WW Grainger, Inc.(a)	330	342,807
Xylem, Inc.(a)	1,474	199,034
Zurn Elkay Water Solutions Corp.(a)	6,197	222,720
		16,398,585
Commercial & Professional Services — 1.4%
Amentum Holdings, Inc.(a)*	2,960	95,460
Automatic Data Processing, Inc.	21	5,811
BrightView Holdings, Inc.*	1,726	27,167
Brink's Co. (The)	82	9,482
Broadridge Financial Solutions, Inc.	119	25,589
Cimpress PLC (Ireland)*	165	13,517
Cintas Corp.(a)	1,200	247,056
Copart, Inc.*	1,375	72,050
CoreCivic, Inc.*	228	2,884
Dun & Bradstreet Holdings, Inc.	5,387	62,004
Enviri Corp.*	698	7,217
FTI Consulting, Inc.*	162	36,865
Heidrick & Struggles International, Inc.	25	971
HNI Corp.	681	36,665
ICF International, Inc.	440	73,388
Jacobs Solutions, Inc.(a)	3,135	410,371
KBR, Inc.	1,645	107,139
Kforce, Inc.	93	5,715
Korn Ferry	2,283	171,773
Leidos Holdings, Inc.(a)	3,468	565,284
ManpowerGroup, Inc.	1,895	139,320
Maximus, Inc.	924	86,080
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
MSA Safety, Inc.	218	$ 38,660
OPENLANE, Inc.*	2,894	48,851
Parsons Corp.*	1,700	176,256
Pitney Bowes, Inc.	167	1,191
RB Global, Inc. (Canada)	2,680	215,713
Republic Services, Inc.(a)	1,383	277,762
Steelcase, Inc., Class A	5,841	78,795
TaskUS, Inc., Class A*	116	1,499
Tetra Tech, Inc.(a)	2,422	114,222
UniFirst Corp.	325	64,561
Veralto Corp.(a)	4,551	509,075
WNS Holdings Ltd. (Jersey)*	100	5,271
		3,733,664
Consumer Discretionary Distribution & Retail — 2.1%
Abercrombie & Fitch Co., Class A*	240	33,576
Amazon.com, Inc.(a)*	2,524	470,297
Bath & Body Works, Inc.	585	18,673
Best Buy Co., Inc.	34	3,512
Carvana Co.(a)*	3,509	610,952
Chewy, Inc., Class A(a)*	11,088	324,768
eBay, Inc.(a)	7,374	480,121
Etsy, Inc.(a)*	3,380	187,692
Foot Locker, Inc.	6,149	158,890
Gap, Inc. (The)(a)	22,903	505,011
Home Depot, Inc. (The)(a)	649	262,975
Kohl's Corp.(a)	22,981	484,899
LKQ Corp.	815	32,535
Lowe's Cos., Inc.(a)	1,731	468,841
Monro, Inc.	1,680	48,485
Nordstrom, Inc.(a)	18,277	411,050
ODP Corp. (The)(a)*	2,959	88,030
Pool Corp.(a)	103	38,810
Ross Stores, Inc.(a)	3,071	462,216
Shoe Carnival, Inc.	652	28,590
Signet Jewelers Ltd. (Bermuda)	503	51,880
TJX Cos., Inc. (The)(a)	1,060	124,592
Ulta Beauty, Inc.(a)*	817	317,911
Williams-Sonoma, Inc.(a)	1,126	174,440
		5,788,746
Consumer Durables & Apparel — 1.5%
Acushnet Holdings Corp.	922	58,778
Deckers Outdoor Corp.(a)*	1,169	186,397
DR Horton, Inc.	782	149,182
Garmin Ltd. (Switzerland)	1,616	284,465
Hasbro, Inc.(a)	4,363	315,532

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Lululemon Athletica, Inc.(a)*	788	$ 213,824
Mattel, Inc.(a)*	11,140	212,217
Mohawk Industries, Inc.(a)*	2,428	390,131
Newell Brands, Inc.	5,141	39,483
NIKE, Inc., Class B(a)	593	52,421
NVR, Inc.(a)*	38	372,848
Peloton Interactive, Inc., Class A(a)*	68,022	318,343
PulteGroup, Inc.(a)	1,853	265,961
PVH Corp.(a)	1,784	179,881
Ralph Lauren Corp.(a)	1,150	222,951
Skechers USA, Inc., Class A*	2,299	153,849
Sonos, Inc.*	14,399	176,964
Tapestry, Inc.(a)	2,029	95,322
Tempur Sealy International, Inc.	753	41,114
TopBuild Corp.*	45	18,306
Under Armour, Inc., Class C*	19,591	163,781
Vista Outdoor, Inc.*	1,073	42,040
Worthington Enterprises, Inc.	4,883	202,400
		4,156,190
Consumer Services — 1.5%
ADT, Inc.	885	6,399
Aramark	768	29,745
BJ's Restaurants, Inc.*	76	2,475
Booking Holdings, Inc.(a)	9	37,909
Bright Horizons Family Solutions, Inc.*	126	17,656
Brinker International, Inc.*	85	6,505
Cracker Barrel Old Country Store, Inc.	1,760	79,816
Darden Restaurants, Inc.	333	54,655
Domino's Pizza, Inc.	253	108,825
DoorDash, Inc., Class A*	375	53,524
DraftKings, Inc., Class A*	255	9,996
Frontdoor, Inc.(a)*	3,346	160,575
Hyatt Hotels Corp., Class A	506	77,013
International Game Technology PLC (United Kingdom)	2,170	46,221
Jack in the Box, Inc.	1,543	71,811
Las Vegas Sands Corp.(a)	5,255	264,537
Life Time Group Holdings, Inc.*	5,617	137,167
Marriott International, Inc., Class A(a)	1,507	374,640
McDonald's Corp.(a)	1,202	366,021
Papa John's International, Inc.	1,827	98,420
Perdoceo Education Corp.	15	334
Royal Caribbean Cruises Ltd. (Liberia)	1,996	354,011
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Rush Street Interactive, Inc.*	23,363	$ 253,489
Strategic Education, Inc.	751	69,505
Stride, Inc.*	511	43,593
Sweetgreen, Inc., Class A*	7,646	271,051
Target Hospitality Corp.*	17	132
Texas Roadhouse, Inc.(a)	822	145,165
Universal Technical Institute, Inc.*	97	1,577
Vail Resorts, Inc.(a)	588	102,483
Wynn Resorts Ltd.(a)	3,364	322,540
Yum! Brands, Inc.(a)	2,931	409,490
		3,977,280
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc., Class A	1,857	34,317
Costco Wholesale Corp.(a)	303	268,616
Dollar General Corp.(a)	2,779	235,020
Dollar Tree, Inc.*	1,242	87,337
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	45,368	—
Kroger Co. (The)(a)	2,334	133,738
Natural Grocers by Vitamin Cottage, Inc.	7	208
Sysco Corp.(a)	3,878	302,717
Target Corp.(a)	6,832	1,064,836
US Foods Holding Corp.*	57	3,505
Walgreens Boots Alliance, Inc.	12,081	108,246
Walmart, Inc.(a)	6,964	562,343
		2,800,883
Energy — 3.2%
Antero Resources Corp.*	341	9,770
Archrock, Inc.	354	7,165
Baker Hughes Co.(a)	369	13,339
Borr Drilling Ltd. (Bermuda)	9,801	53,807
Cameco Corp. (Canada)	869	41,503
Canadian Natural Resources Ltd. (Canada)	10,262	340,801
Cenovus Energy, Inc. (Canada)	4,537	75,904
ChampionX Corp.	2,062	62,169
Chevron Corp.(a)	3,965	583,926
ConocoPhillips	2,557	269,201
Coterra Energy, Inc.	8,403	201,252
Devon Energy Corp.(a)	18,328	716,991
Diamondback Energy, Inc.(a)	2,006	345,834
Dorian LPG Ltd. (Marshall Islands)	12,274	422,471
DT Midstream, Inc.	971	76,379
EOG Resources, Inc.(a)	4,311	529,951

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
FLEX LNG Ltd. (Bermuda)	169	$ 4,299
Hafnia Ltd. (Bermuda)	742	5,313
Halliburton Co.	6,974	202,595
Helix Energy Solutions Group, Inc.*	9,680	107,448
Helmerich & Payne, Inc.(a)	3,806	115,778
Hess Corp.	702	95,332
Imperial Oil Ltd. (Canada)	1,025	72,211
Kinder Morgan, Inc.(a)	16,774	370,538
Liberty Energy, Inc.	33	630
Marathon Oil Corp.(a)	23,042	613,608
Marathon Petroleum Corp.	313	50,991
Murphy Oil Corp.(a)	16,818	567,439
Nabors Industries Ltd. (Bermuda)*	2,294	147,894
Noble Corp. PLC (United Kingdom)	1,254	45,320
Occidental Petroleum Corp.(a)	12,396	638,890
Oceaneering International, Inc.*	286	7,113
Okeanis Eco Tankers Corp. (Marshall Islands)	6	196
Ovintiv, Inc.	5,560	213,004
Phillips 66(a)	1,749	229,906
Precision Drilling Corp. (Canada)*	15	925
RPC, Inc.	7,166	45,576
SM Energy Co.(a)	9,257	370,002
Suncor Energy, Inc. (Canada)	6,153	227,169
TechnipFMC PLC (United Kingdom)	14,642	384,060
Valero Energy Corp.(a)	4,269	576,443
		8,843,143
Financial Services — 2.4%
Affirm Holdings, Inc.*	431	17,593
Berkshire Hathaway, Inc., Class B(a)*	2,436	1,121,193
Block, Inc.(a)*	3,830	257,108
Cboe Global Markets, Inc.	650	133,166
CME Group, Inc.(a)	1,212	267,428
Corpay, Inc.*	197	61,614
Euronet Worldwide, Inc.*	1,841	182,682
Fiserv, Inc.(a)*	5,650	1,015,023
Franklin Resources, Inc.(a)	4,707	94,846
Global Payments, Inc.	1,024	104,878
Intercontinental Exchange, Inc.(a)	1,993	320,156
Jack Henry & Associates, Inc.	976	172,303
Mastercard, Inc., Class A(a)	773	381,707
Morningstar, Inc.	644	205,513
Nasdaq, Inc.	2,499	182,452
Payoneer Global, Inc.*	22,945	172,776
PayPal Holdings, Inc.(a)*	12,097	943,929
S&P Global, Inc.	235	121,406
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
T Rowe Price Group, Inc.(a)	2,867	$ 312,302
Visa, Inc., Class A(a)	2,222	610,939
		6,679,014
Food, Beverage & Tobacco — 2.2%
Altria Group, Inc.(a)	10,590	540,514
B&G Foods, Inc.	873	7,752
Brown-Forman Corp., Class B	186	9,151
Celsius Holdings, Inc.*	4,168	130,708
Coca-Cola Co. (The)(a)	7,085	509,128
Conagra Brands, Inc.	2,495	81,137
General Mills, Inc.(a)	335	24,740
Hain Celestial Group, Inc. (The)*	2,456	21,195
Ingredion, Inc.(a)	2,120	291,352
Kellanova(a)	8,108	654,397
Keurig Dr Pepper, Inc.(a)	13,790	516,849
Kraft Heinz Co. (The)(a)	15,675	550,349
Lancaster Colony Corp.	585	103,293
McCormick & Co., Inc., non-voting shares(a)	1,085	89,296
MGP Ingredients, Inc.	193	16,067
Mission Produce, Inc.*	15	192
Molson Coors Beverage Co., Class B	2,523	145,123
Mondelez International, Inc., Class A(a)	4,455	328,200
PepsiCo, Inc.(a)	1,890	321,394
Philip Morris International, Inc.(a)	2,261	274,485
Pilgrim's Pride Corp.*	4,854	223,527
Post Holdings, Inc.*	1,467	169,805
Primo Water Corp. (Canada)	6,784	171,296
Simply Good Foods Co. (The)*	3,854	134,004
SunOpta, Inc. (Canada)*	4,789	30,554
Tyson Foods, Inc., Class A(a)	5,610	334,132
Utz Brands, Inc.	4,247	75,172
Vita Coco Co., Inc. (The)*	3,386	95,858
Vital Farms, Inc.*	4,065	142,560
		5,992,230
Health Care Equipment & Services — 3.5%
Astrana Health, Inc.*	149	8,633
Avanos Medical, Inc.*	318	7,642
Becton Dickinson & Co.	185	44,603
Cencora, Inc.	777	174,887
Centene Corp.(a)*	3,046	229,303
Cigna Group (The)(a)	875	303,135
Community Health Systems, Inc.*	3,854	23,394

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CVS Health Corp.(a)	660	$ 41,501
DaVita, Inc.(a)*	2,009	329,335
DENTSPLY SIRONA, Inc.	6,696	181,194
Elevance Health, Inc.(a)	717	372,840
Envista Holdings Corp.(a)*	17,300	341,848
GE HealthCare Technologies, Inc.(a)	4,712	442,221
GeneDx Holdings Corp.*	1,373	58,270
Guardant Health, Inc.(a)*	3,751	86,048
HCA Healthcare, Inc.(a)	921	374,322
HealthEquity, Inc.*	1,287	105,341
HealthStream, Inc.	19	548
Hologic, Inc.(a)*	6,495	529,083
Humana, Inc.(a)	1,192	377,554
ICU Medical, Inc.(a)*	1,756	319,978
LivaNova PLC (United Kingdom)*	1,341	70,456
Masimo Corp.(a)*	3,301	440,122
McKesson Corp.	363	179,474
Medtronic PLC (Ireland)	7,171	645,605
Merit Medical Systems, Inc.*	702	69,379
Molina Healthcare, Inc.(a)*	1,005	346,283
National HealthCare Corp.	99	12,451
Omnicell, Inc.*	3,880	169,168
Owens & Minor, Inc.*	3,811	59,795
Pediatrix Medical Group, Inc.*	3,711	43,010
Phreesia, Inc.*	3,176	72,381
PROCEPT BioRobotics Corp.*	594	47,591
ResMed, Inc.(a)	3,405	831,229
Simulations Plus, Inc.	115	3,682
Solventum Corp.(a)*	1,687	117,618
STERIS PLC (Ireland)	1,426	345,862
Tandem Diabetes Care, Inc.*	683	28,966
Tenet Healthcare Corp.(a)*	3,595	597,489
UnitedHealth Group, Inc.(a)	279	163,126
Universal Health Services, Inc., Class B(a)	2,089	478,402
Veeva Systems, Inc., Class A(a)*	1,660	348,384
Zimmer Biomet Holdings, Inc.	644	69,520
		9,491,673
Household & Personal Products — 0.7%
BellRing Brands, Inc.*	595	36,128
Central Garden & Pet Co., Class A*	49	1,539
Colgate-Palmolive Co.	2,619	271,878
Coty, Inc., Class A*	3,179	29,851
Estee Lauder Cos., Inc. (The), Class A(a)	5,380	536,332
Kenvue, Inc.(a)	2,143	49,568
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.(a)	4,090	$ 581,925
Oddity Tech Ltd., Class A (Israel)*	3,814	154,009
Procter & Gamble Co. (The)	736	127,475
Reynolds Consumer Products, Inc.	2,266	70,473
WD-40 Co.	152	39,198
		1,898,376
Materials — 2.7%
Alamos Gold, Inc., Class A (Canada)	421	8,395
Alcoa Corp.	1,296	50,000
Alpha Metallurgical Resources, Inc.	10	2,362
Amcor PLC (Jersey)	313	3,546
AptarGroup, Inc.	152	24,349
Ashland, Inc.	132	11,480
ATI, Inc.*	137	9,167
Avery Dennison Corp.	212	46,801
Avient Corp.	250	12,580
Axalta Coating Systems Ltd. (Bermuda)*	2,236	80,921
Ball Corp.	1,522	103,359
Barrick Gold Corp. (Canada)	7,969	158,503
Cabot Corp.	661	73,880
Carpenter Technology Corp.	465	74,205
Celanese Corp.(a)	51	6,934
Cleveland-Cliffs, Inc.(a)*	12,123	154,811
Commercial Metals Co.	469	25,776
Crown Holdings, Inc.	1,323	126,849
DuPont de Nemours, Inc.	2,675	238,369
Eastman Chemical Co.	951	106,464
FMC Corp.	2,304	151,926
Fortuna Mining Corp. (Canada)*	63,913	295,917
Freeport-McMoRan, Inc.	3,666	183,007
Graphic Packaging Holding Co.	808	23,909
Hawkins, Inc.	48	6,119
HB Fuller Co.	667	52,946
Hudbay Minerals, Inc. (Canada)	47,122	433,051
Innospec, Inc.	459	51,908
International Flavors & Fragrances, Inc.	445	46,694
International Paper Co.(a)	5,065	247,425
Kaiser Aluminum Corp.	586	42,497
Kinross Gold Corp. (Canada)	20,514	192,011
Knife River Corp.*	710	63,467
Kronos Worldwide, Inc.	1,258	15,662
Linde PLC (Ireland)	996	474,953
Louisiana-Pacific Corp.	1,494	160,545

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	5,332	$ 511,339
Martin Marietta Materials, Inc.	23	12,380
Mativ Holdings, Inc.	1,081	18,366
Metallus, Inc.*	151	2,239
Minerals Technologies, Inc.	1,467	113,296
Mosaic Co. (The)	1,453	38,911
New Gold, Inc. (Canada)*	84,037	242,027
NewMarket Corp.(a)	153	84,439
Newmont Corp.	3,503	187,235
Nucor Corp.	900	135,306
Orla Mining Ltd. (Canada)*	410	1,640
Pan American Silver Corp. (Canada)	15,011	313,280
PPG Industries, Inc.	1,612	213,526
Quaker Chemical Corp.(a)	1,060	178,599
RPM International, Inc.(a)	966	116,886
Scotts Miracle-Gro Co. (The)(a)	9,175	795,472
Sealed Air Corp.	5,797	210,431
Sherwin-Williams Co. (The)(a)	404	154,195
Silgan Holdings, Inc.	2,174	114,135
Southern Copper Corp.(a)	891	103,062
Sylvamo Corp.	343	29,447
Vulcan Materials Co.	547	136,985
West Fraser Timber Co. Ltd. (Canada)	74	7,205
Worthington Steel, Inc.	48	1,632
		7,482,821
Media & Entertainment — 2.9%
Alphabet, Inc., Class A(a)	10,603	1,758,508
Angi, Inc.*	36	93
Bumble, Inc., Class A*	8,756	55,863
Charter Communications, Inc., Class A*	703	227,828
Cinemark Holdings, Inc.(a)*	1,778	49,500
Comcast Corp., Class A(a)	4,877	203,712
Electronic Arts, Inc.(a)	1,124	161,227
EverQuote, Inc., Class A*	2,327	49,076
Fox Corp., Class A	2,892	122,418
IAC, Inc.*	1,233	66,360
Interpublic Group of Cos., Inc. (The)(a)	9,896	313,011
Match Group, Inc.*	3,961	149,884
Meta Platforms, Inc., Class A(a)	3,314	1,897,066
Netflix, Inc.(a)*	844	598,624
News Corp., Class A	8,021	213,599
Omnicom Group, Inc.(a)	2,016	208,434
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Sinclair, Inc.	1,368	$ 20,930
Sirius XM Holdings, Inc.	6,713	158,763
Sphere Entertainment Co.(a)*	4,181	184,717
Spotify Technology SA (Luxembourg)*	1,349	497,147
Thryv Holdings, Inc.*	22	379
TKO Group Holdings, Inc.(a)*	2,464	304,821
TripAdvisor, Inc.(a)*	5,222	75,667
Vimeo, Inc.*	28,142	142,117
Walt Disney Co. (The)(a)	4,764	458,249
Yelp, Inc.(a)*	4,106	144,039
		8,062,032
Pharmaceuticals, Biotechnology & Life Sciences — 3.2%
Agilent Technologies, Inc.	38	5,642
Alkermes PLC (Ireland)*	693	19,397
Amneal Pharmaceuticals, Inc.*	126	1,048
Amphastar Pharmaceuticals, Inc.*	76	3,688
Arcellx, Inc.*	62	5,178
Ardelyx, Inc.*	333	2,294
Avid Bioservices, Inc.*	354	4,029
BioCryst Pharmaceuticals, Inc.*	251	1,908
Biogen, Inc.*	662	128,322
BioLife Solutions, Inc.*	136	3,405
BioMarin Pharmaceutical, Inc.*	506	35,567
Bio-Rad Laboratories, Inc., Class A*	58	19,406
Bristol-Myers Squibb Co.	2,598	134,421
Catalent, Inc.(a)*	4,568	276,684
Catalyst Pharmaceuticals, Inc.*	157	3,121
Charles River Laboratories International, Inc.*	125	24,621
Collegium Pharmaceutical, Inc.*	2,142	82,767
Elanco Animal Health, Inc.(a)*	28,665	421,089
Exelixis, Inc.*	1,524	39,548
Fortrea Holdings, Inc.*	6,399	127,980
Gilead Sciences, Inc.(a)	5,962	499,854
Halozyme Therapeutics, Inc.*	1,667	95,419
Harmony Biosciences Holdings, Inc.(a)*	7,653	306,120
Illumina, Inc.(a)*	2,868	374,016
Incyte Corp.(a)*	1,650	109,065
Indivior PLC (United Kingdom)*	629	6,133
Innoviva, Inc.*	188	3,630
Iovance Biotherapeutics, Inc.*	6,573	61,721
IQVIA Holdings, Inc.(a)*	1,900	450,243
Jazz Pharmaceuticals PLC (Ireland)*	635	70,745
Johnson & Johnson(a)	7,798	1,263,744

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Kiniksa Pharmaceuticals International PLC (United Kingdom)*	1,117	$ 27,914
Medpace Holdings, Inc.*	26	8,679
Merck & Co., Inc.(a)	10,962	1,244,845
Mesa Laboratories, Inc.	119	15,453
Mettler-Toledo International, Inc.(a)*	272	407,918
Natera, Inc.*	314	39,862
Neurocrine Biosciences, Inc.*	1,322	152,321
Pacira BioSciences, Inc.*	6,067	91,308
Phibro Animal Health Corp., Class A	3	68
Protagonist Therapeutics, Inc.*	149	6,705
QIAGEN NV (Netherlands)	8,728	397,735
Repligen Corp.(a)*	2,961	440,656
Revvity, Inc.	1,208	154,322
Rhythm Pharmaceuticals, Inc.*	400	20,956
Supernus Pharmaceuticals, Inc.*	3,361	104,796
TG Therapeutics, Inc.*	5,611	131,241
Thermo Fisher Scientific, Inc.(a)	558	345,162
Twist Bioscience Corp.(a)*	4,315	194,952
Vera Therapeutics, Inc.*	25	1,105
Vertex Pharmaceuticals, Inc.*	92	42,787
Viatris, Inc.	5,726	66,479
Waters Corp.(a)*	1,134	408,115
		8,884,184
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.(a)*	804	131,920
Applied Materials, Inc.	325	65,666
Broadcom, Inc.(a)	1,300	224,250
Cirrus Logic, Inc.(a)*	2,128	264,319
Credo Technology Group Holding Ltd. (Cayman Islands)*	1,961	60,399
FormFactor, Inc.*	1,523	70,058
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	7,090	285,373
Ichor Holdings Ltd. (Cayman Islands)*	2,562	81,497
KLA Corp.(a)	297	230,000
Lam Research Corp.(a)	731	596,555
Micron Technology, Inc.(a)	11,383	1,180,531
MKS Instruments, Inc.(a)	2,761	300,148
Monolithic Power Systems, Inc.(a)	778	719,261
NVIDIA Corp.(a)	8,603	1,044,748
NXP Semiconductors NV (Netherlands)	2,916	699,869
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
ON Semiconductor Corp.(a)*	7,929	$ 575,725
Onto Innovation, Inc.(a)*	1,724	357,833
Photronics, Inc.*	2,667	66,035
Qorvo, Inc.(a)*	7,810	806,773
QUALCOMM, Inc.(a)	13,197	2,244,150
Rambus, Inc.(a)*	8,531	360,179
Semtech Corp.(a)*	3,540	161,636
SiTime Corp.*	82	14,064
Skyworks Solutions, Inc.(a)	7,021	693,464
SMART Global Holdings, Inc. (Cayman Islands)*	10,888	228,104
		11,462,557
Software & Services — 5.5%
Adobe, Inc.(a)*	60	31,067
Alarm.com Holdings, Inc.*	302	16,510
ANSYS, Inc.*	143	45,564
ASGN, Inc.*	37	3,450
Blackbaud, Inc.*	120	10,162
BlackLine, Inc.*	284	15,660
Blend Labs, Inc., Class A*	975	3,656
Box, Inc., Class A*	353	11,554
Cadence Design Systems, Inc.*	421	114,104
Clear Secure, Inc., Class A	5,199	172,295
Crowdstrike Holdings, Inc., Class A(a)*	1,835	514,662
DocuSign, Inc.(a)*	8,358	518,948
DXC Technology Co.*	5,997	124,438
Envestnet, Inc.*	2,100	131,502
Fortinet, Inc.(a)*	5,754	446,223
Gartner, Inc.*	435	220,441
Gen Digital, Inc.(a)	11,410	312,976
GoDaddy, Inc., Class A(a)*	1,843	288,946
Guidewire Software, Inc.(a)*	1,595	291,789
Informatica, Inc., Class A*	6,153	155,548
Instructure Holdings, Inc.*	1,079	25,410
Intapp, Inc.*	360	17,219
InterDigital, Inc.(a)	4,003	566,945
International Business Machines Corp.(a)	194	42,890
Intuit, Inc.	216	134,136
Kyndryl Holdings, Inc.(a)*	7,543	173,338
LiveRamp Holdings, Inc.(a)*	3,769	93,396
Microsoft Corp.(a)	4,078	1,754,763
NCR Voyix Corp.(a)*	4,136	56,126
Nutanix, Inc., Class A(a)*	741	43,904
Oracle Corp.(a)	7,758	1,321,963

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Palo Alto Networks, Inc.(a)*	3,568	$ 1,219,542
Pegasystems, Inc.(a)	8,543	624,408
Progress Software Corp.	419	28,228
Q2 Holdings, Inc.(a)*	4,365	348,196
Qualys, Inc.(a)*	2,352	302,138
Rapid7, Inc.(a)*	7,859	313,495
Roper Technologies, Inc.(a)	798	444,039
Salesforce, Inc.(a)	802	219,515
Samsara, Inc., Class A(a)*	6,018	289,586
SEMrush Holdings, Inc., Class A*	2,035	31,970
ServiceNow, Inc.(a)*	1,442	1,289,710
Smartsheet, Inc., Class A*	3,301	182,743
Squarespace, Inc., Class A*	44	2,043
Synopsys, Inc.(a)*	979	495,756
Teradata Corp.*	1,861	56,463
Twilio, Inc., Class A(a)*	7,018	457,714
Varonis Systems, Inc.*	1,749	98,818
Verint Systems, Inc.*	4,863	123,180
VeriSign, Inc.(a)*	2,337	443,937
Workday, Inc., Class A(a)*	2,200	537,702
Yext, Inc.*	4,332	29,977
		15,198,745
Technology Hardware & Equipment — 2.5%
Apple, Inc.(a)	1,432	333,656
Arista Networks, Inc.*	362	138,943
Arrow Electronics, Inc.*	154	20,456
Badger Meter, Inc.	15	3,276
Bel Fuse, Inc., Class B	256	20,099
Benchmark Electronics, Inc.	396	17,551
Cisco Systems, Inc.(a)	6,203	330,124
Dell Technologies, Inc., Class C(a)	4,694	556,427
Digi International, Inc.*	191	5,258
ePlus, Inc.*	668	65,691
F5, Inc.(a)*	1,090	240,018
Fabrinet (Cayman Islands)*	551	130,278
Hewlett Packard Enterprise Co.(a)	21,023	430,131
HP, Inc.(a)	10,794	387,181
Itron, Inc.(a)*	4,575	488,656
Jabil, Inc.(a)	1,551	185,856
Juniper Networks, Inc.	1,025	39,954
Littelfuse, Inc.	196	51,989
Napco Security Technologies, Inc.	3,477	140,679
NetApp, Inc.(a)	4,686	578,768
NetScout Systems, Inc.*	2,280	49,590
Plexus Corp.*	409	55,914
Pure Storage, Inc., Class A(a)*	1,673	84,052
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Rogers Corp.*	1,889	$ 213,476
ScanSource, Inc.*	2,216	106,434
Seagate Technology Holdings PLC (Ireland)	3,521	385,655
Super Micro Computer, Inc.(a)*	965	401,826
TE Connectivity PLC (Ireland)	2,108	318,287
Teledyne Technologies, Inc.(a)*	838	366,759
Trimble, Inc.*	838	52,031
Vontier Corp.	1,448	48,856
Western Digital Corp.(a)*	9,332	637,282
		6,885,153
Telecommunication Services — 0.7%
AT&T, Inc.(a)	19,030	418,660
BCE, Inc. (Canada)	383	13,328
Iridium Communications, Inc.(a)	6,330	192,749
Lumen Technologies, Inc.*	34,571	245,454
TELUS Corp. (Canada)	3,426	57,488
T-Mobile US, Inc.(a)	2,262	466,786
Verizon Communications, Inc.(a)	9,346	419,729
		1,814,194
Transportation — 1.0%
CSX Corp.(a)	9,905	342,020
Delta Air Lines, Inc.(a)	5,360	272,234
FedEx Corp.(a)	1,407	385,068
Forward Air Corp.	1,300	46,020
FTAI Infrastructure, Inc.	6,033	56,469
Golden Ocean Group Ltd. (Bermuda)	5,088	68,077
Heartland Express, Inc.	216	2,652
JB Hunt Transport Services, Inc.	1,030	177,500
Old Dominion Freight Line, Inc.	82	16,289
SkyWest, Inc.(a)*	5,509	468,375
Uber Technologies, Inc.(a)*	7,172	539,048
Union Pacific Corp.(a)	236	58,169
Werner Enterprises, Inc.	5,013	193,452
		2,625,373
Utilities — 1.2%
ALLETE, Inc.	95	6,098
American Water Works Co., Inc.	143	20,912
Atmos Energy Corp.	96	13,316
Black Hills Corp.	107	6,540
Brookfield Renewable Corp., Class A (Canada)	442	14,436
CMS Energy Corp.	241	17,022
Constellation Energy Corp.(a)	1,723	448,014

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Dominion Energy, Inc.(a)	9,166	$ 529,703
National Fuel Gas Co.	3,261	197,649
NRG Energy, Inc.(a)	13,376	1,218,554
PPL Corp.(a)	10,467	346,248
Public Service Enterprise Group, Inc.(a)	594	52,991
Southern Co. (The)(a)	2,091	188,566
Southwest Gas Holdings, Inc.	2,172	160,207
Vistra Corp.	1,240	146,990
		3,367,246
TOTAL COMMON STOCKS (Cost $118,276,686)		137,487,174
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(c) — 43.7%
Gotham 1000 Value ETF	2,190,000	54,331,053
Gotham Enhanced 500 ETF	2,073,000	65,436,733
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $89,392,130)		119,767,786
EXCHANGE TRADED FUNDS — 1.1%
SPDR S&P 500 ETF Trust	5,257	3,016,256
TOTAL EXCHANGE TRADED FUNDS (Cost $2,800,693)		3,016,256

TOTAL INVESTMENTS - 94.9% (Cost $210,469,509)		260,271,216
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		14,017,786
NET ASSETS - 100.0%		$274,289,002

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Security is fair valued by the Fund’s adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(c)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
The portfolio matures between August 27, 2025 and July 16, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 4.1% of net assets as of September 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	19,136	$127,413	$118,260	$(6,204)
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/12/29	6,967	477,956	501,694	35,231
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	26,878	865,195	975,403	136,305
Dana, Inc.	USFF +0.250%	Weekly	MS	01/12/29	20,306	248,303	214,431	(26,641)
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	07/16/29	29	3,280	3,280	90
General Motors Co.	USFF +0.250%	Weekly	MS	07/08/27	20,338	776,280	911,956	160,929
Gentherm, Inc.	USFF +0.250%	Weekly	MS	07/16/29	43	2,040	2,002	23
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	1,470	163,583	177,194	20,567
Lear Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,418	388,557	373,075	(4,256)
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	1,350	52,925	55,404	4,257
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	3	200	398	217
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	106	4,895	4,879	111
Visteon Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,814	294,408	268,005	(19,608)
					102,858	3,405,035	3,605,981	301,021
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	3,993	416,020	545,843	143,529
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	596	127,651	164,132	41,155
American Superconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,825	101,867	90,270	(9,237)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,356	718,893	747,969	47,332
API Group Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,089	69,816	68,979	785
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,275	80,015	89,269	11,535
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	70	10,631	15,619	5,398
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	18,644	182,323	123,050	(55,061)
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	07/16/29	399	140,481	159,440	24,640
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	9,025	269,613	422,370	163,530
AZZ, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,378	104,093	113,837	12,339
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	10,244	463,164	491,302	38,820
Boise Cascade Co.	USFF +0.250%	Weekly	MS	08/27/25	629	57,469	88,676	43,291
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	08/27/25	973	164,895	188,626	27,543
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,662	1,072,655	1,197,234	151,950
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,070	955,252	1,200,738	309,083
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	144	$22,322	$56,210	$34,575
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	662	18,872	29,393	17,610
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	1,017	80,262	160,971	88,366
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,308	608,687	747,307	162,067
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	97	18,822	31,883	16,199
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	779	299,102	325,100	35,922
Distribution Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1	38	39	16
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,588	300,339	338,136	49,106
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	69	1,913	1,903	75
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,366	408,531	453,657	56,525
Ducommun, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7	451	461	34
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	843	173,950	362,937	207,700
Energy Recovery, Inc.	USFF +0.250%	Weekly	MS	07/16/29	81	1,403	1,409	52
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,461	42,584	61,201	19,872
EnerSys	USFF +0.250%	Weekly	MS	07/11/28	156	13,305	15,920	3,078
Esab Corp.	USFF +0.250%	Weekly	MS	01/12/29	677	64,787	71,972	9,060
Fastenal Co.	USFF +0.250%	Weekly	MS	01/10/28	786	49,021	56,136	9,603
Federal Signal Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,889	168,556	176,546	12,012
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,164	43,760	60,167	18,395
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,117	47,158	48,077	2,019
Fluor Corp.	USFF +0.250%	Weekly	MS	07/16/29	868	40,281	41,412	2,074
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	1,730	20,598	30,362	10,252
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,254	134,378	319,745	188,476
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,032	255,619	322,844	74,394
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/16/29	518	148,397	156,540	11,575
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	9,558	1,535,328	1,802,448	307,116
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	763	50,372	53,357	4,170
Gorman-Rupp Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	104	3,930	4,051	226
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,624	112,098	128,751	19,509
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,548	121,231	248,360	138,631
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,135	173,228	186,151	16,958
Herc Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	590	85,088	94,064	11,449
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,428	89,660	88,293	(18)
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,828	29,815	40,424	11,406
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	611	$129,144	$126,300	$1,515
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,783	349,658	479,496	139,039
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	574	134,135	150,428	25,004
Insteel Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9	278	280	22
ITT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	157	17,079	23,473	9,036
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	2,505	174,327	194,413	25,031
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,894	93,684	100,971	11,078
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,623	31,809	37,816	7,294
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	692	137,911	132,878	(1,815)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/27/25	1,061	470,939	620,218	180,380
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,273	191,067	274,736	94,162
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,260	669,552	770,606	116,489
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,409	178,626	257,901	88,236
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,519	480,440	489,598	20,238
MRC Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,703	33,934	34,436	1,298
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,129	87,901	97,162	12,278
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,668	111,220	122,996	14,457
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/12/29	382	172,956	201,723	36,595
NuScale Power Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,907	33,177	33,663	1,264
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	4,608	293,077	323,758	37,976
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,128	288,243	325,124	49,786
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	609	263,765	384,778	130,834
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	1,555	132,874	152,063	22,830
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,409	299,237	534,774	247,947
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	07/16/29	149	4,364	4,376	126
Quanex Building Products Corp.	USFF +0.250%	Weekly	MS	07/16/29	56	1,551	1,554	53
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,130	254,103	336,910	88,865
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	213	58,806	63,768	6,331
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,363	364,868	391,974	36,575
Resideo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,012	39,405	40,522	1,989
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	18,768	143,797	182,613	42,141
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/16/29	494	$129,693	$132,619	$5,927
RTX Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,231	96,653	149,148	57,737
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	827	4,746	4,639	17
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,077	277,498	312,018	49,170
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	197	25,471	31,414	6,544
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,095	369,547	450,982	97,104
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	479	38,388	69,465	33,064
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	730	63,358	70,109	8,914
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3	225	266	61
Thermon Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	32	939	955	51
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	352	29,436	30,529	1,912
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,066	317,971	414,386	105,537
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,344	63,605	90,823	28,818
United Rentals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	203	146,921	164,375	20,852
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	910	253,417	263,855	16,834
Watsco, Inc.	USFF +0.250%	Weekly	MS	07/16/29	151	69,323	74,274	6,751
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	660	85,805	113,197	30,873
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	403	353,584	418,640	77,881
Xylem, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,398	183,238	188,772	10,254
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,065	145,336	182,036	41,233
					235,296	18,395,805	22,277,391	4,541,724
Commercial & Professional Services
ABM Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,877	293,758	310,071	24,239
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	6,201	67,386	126,066	60,246
Amentum Holdings, Inc. ()	USFF +0.250%	Weekly	MS	07/11/28	3,249	77,410	104,780	111,188
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/25	3,507	809,873	970,492	208,312
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	2	99	153	70
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,973	149,040	172,715	27,122
Brink's Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	397	33,696	45,909	13,486
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	809	171,752	173,959	6,833
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	703	60,498	57,590	(1,501)
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,321	375,896	477,847	114,148
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Copart, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,877	$142,301	$150,755	$11,745
CoreCivic, Inc.	USFF +0.250%	Weekly	MS	07/16/29	475	6,121	6,009	43
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,497	71,960	86,290	16,292
Enviri Corp.	USFF +0.250%	Weekly	MS	07/16/29	632	6,555	6,535	145
FTI Consulting, Inc.	USFF +0.250%	Weekly	MS	07/16/29	151	34,133	34,362	1,029
Heidrick & Struggles International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	35	1,328	1,360	77
HNI Corp.	USFF +0.250%	Weekly	MS	01/05/26	847	43,638	45,602	3,153
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	494	69,718	82,394	14,392
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,630	435,671	475,167	(32,411)
KBR, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,369	84,601	89,163	6,656
Kforce, Inc.	USFF +0.250%	Weekly	MS	07/16/29	89	5,520	5,469	93
Korn Ferry	USFF +0.250%	Weekly	MS	07/16/29	2,361	166,827	177,642	15,329
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,014	359,640	491,282	143,384
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,606	112,027	118,073	9,921
Maximus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,013	90,492	94,371	6,312
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	194	31,901	34,404	3,600
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,080	52,416	51,990	796
Parsons Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,720	161,246	178,330	21,346
Pitney Bowes, Inc. ()	USFF +0.250%	Weekly	MS	07/16/29	137	982	977	31
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	2,667	211,675	214,667	8,164
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,365	242,319	274,147	38,754
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	4,981	60,147	67,194	10,027
TaskUS, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	84	1,050	1,085	73
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,030	79,038	95,735	18,719
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	274	47,837	54,430	7,435
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,350	334,706	486,591	161,004
WNS Holdings Ltd. (Jersey)	USFF +0.250%	Weekly	MS	07/16/29	77	4,095	4,059	72
					81,088	4,897,352	5,767,665	1,030,324
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	6,138	618,160	858,706	254,195
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	19,377	2,744,822	3,610,516	945,978
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8	21,628	25,200	4,084
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,759	310,489	311,507	7,181
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/25	590	35,443	60,947	33,640
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	18,300	585,316	3,186,213	2,614,392
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	49,816	1,454,703	1,459,111	37,926
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/25	11,548	508,913	751,890	272,310
Etsy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,229	178,702	179,306	3,431
Foot Locker, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,164	192,692	185,118	(3,123)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	32,504	$550,798	$716,713	$181,593
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	894	275,545	362,249	100,967
Kohl's Corp.	USFF +0.250%	Weekly	MS	01/12/29	19,914	392,195	420,185	41,015
LKQ Corp.	USFF +0.250%	Weekly	MS	07/16/29	759	30,609	30,299	409
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,104	472,911	569,868	110,611
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,360	32,344	39,250	8,284
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,752	376,118	376,752	9,851
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	3,099	89,712	92,195	4,564
Pool Corp.	USFF +0.250%	Weekly	MS	01/07/27	139	42,626	52,375	11,111
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,552	372,704	384,102	20,973
Shoe Carnival, Inc.	USFF +0.250%	Weekly	MS	07/16/29	534	22,734	23,416	1,220
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	434	35,665	44,763	12,372
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	970	104,528	114,014	12,266
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/16/29	765	267,174	297,677	37,279
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,103	134,544	170,877	40,745
					209,812	9,851,075	14,323,249	4,763,274
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	870	55,661	55,463	1,098
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,108	160,277	176,671	20,099
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,369	252,866	261,164	14,312
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	1,860	199,689	327,416	143,967
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/16/29	273	8,229	8,332	307
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,330	338,729	457,786	135,099
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/12/29	649	164,717	176,106	14,408
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,656	210,827	222,047	16,090
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,057	195,720	330,519	139,321
Newell Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,107	35,313	39,222	5,044
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	582	42,390	51,449	14,947
NVR, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11	89,620	107,930	20,388
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	55,412	260,248	259,328	5,088
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,618	109,057	232,232	127,663
PVH Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,478	123,801	149,027	28,219
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,086	131,630	210,543	85,851
Skechers USA, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,872	121,980	125,274	6,118
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,321	190,898	151,425	(35,063)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,816	61,375	85,316	26,910
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Tempur Sealy International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	632	$29,698	$34,507	$5,894
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	178	40,108	72,412	33,242
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	17,526	132,647	146,517	16,940
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,043	31,603	40,865	10,004
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,171	215,922	172,888	(36,223)
					131,025	3,203,005	3,894,439	799,723
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	18,926	117,172	136,835	25,462
Aramark	USFF +0.250%	Weekly	MS	07/11/28	14,775	419,397	572,236	170,262
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,835	57,760	59,748	3,225
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	141	410,955	593,909	196,134
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	832	86,866	116,588	31,737
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	647	25,392	49,515	41,438
Cava Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,593	192,620	197,293	9,124
Cracker Barrel Old Country Store, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,747	268,402	305,976	44,973
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	07/16/29	596	99,390	97,821	735
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	438	199,370	188,401	(10,204)
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	455	60,458	64,942	5,891
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	211	6,043	8,271	2,382
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,037	133,129	193,736	63,687
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,041	140,285	158,440	21,784
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	1,818	37,232	38,723	2,644
Jack in the Box, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,338	62,324	62,271	1,465
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,319	184,785	217,418	37,429
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,168	169,343	175,043	9,614
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,349	312,053	335,361	31,379
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/27/25	1,439	370,495	438,190	95,977
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,118	96,233	114,097	22,993
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	07/16/29	12	267	267	21
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/10/28	1,626	$137,485	$288,387	$154,733
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	21,076	198,451	228,675	34,809
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	662	69,487	61,268	(5,987)
Stride, Inc.	USFF +0.250%	Weekly	MS	07/16/29	911	73,580	77,717	5,846
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,807	213,550	241,308	32,691
Target Hospitality Corp.	USFF +0.250%	Weekly	MS	07/16/29	10	77	78	16
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	07/16/29	813	135,192	143,576	12,423
Universal Technical Institute, Inc.	USFF +0.250%	Weekly	MS	07/16/29	88	1,422	1,431	56
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	531	92,381	92,548	2,769
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	2,971	269,765	284,859	21,650
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,684	352,605	374,982	34,543
					110,014	4,993,966	5,919,910	1,101,701
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	21,375	403,763	395,010	(55)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	841	550,582	745,563	220,036
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,874	305,140	243,054	(54,242)
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,632	339,837	255,402	(76,593)
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,349	150,907	191,898	47,315
Natural Grocers by Vitamin Cottage, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10	283	297	34
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,545	260,104	276,723	24,017
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,394	891,674	996,569	137,078
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	47	1,726	2,891	1,218
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,253	154,161	91,867	(55,100)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,957	549,165	723,278	194,085
					61,277	3,607,342	3,922,552	437,793
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	07/16/29	12,344	332,456	353,656	29,207
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,402	97,676	109,336	16,080
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	9,275	287,407	335,291	60,932
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	47,132	290,389	258,755	(19,030)
BW LPG Ltd. ()	USFF +0.250%	Weekly	MS	07/16/29	28	403	403	24
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	8,458	$330,559	$403,954	$82,913
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	29,677	1,000,602	985,573	16,975
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	9,740	187,834	162,950	(19,005)
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,281	195,542	189,372	(1,245)
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	9,327	1,454,949	1,373,587	(27,189)
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	4,146	435,545	436,491	16,791
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	11,784	302,017	282,227	(9,175)
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	40,936	1,814,118	1,601,416	(141,991)
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,167	594,644	545,991	(27,361)
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	11,012	421,485	379,033	(5,263)
DT Midstream, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,720	199,653	213,955	21,086
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,007	488,455	492,581	16,732
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	175	4,580	4,452	46
Hafnia Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	786	5,875	5,628	(12)
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	7,314	248,121	212,472	(28,140)
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,136	111,126	123,610	15,122
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,756	122,414	114,258	(1,137)
Hess Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,238	177,093	168,120	(4,255)
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	1,091	77,173	76,861	1,773
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	18,993	358,263	419,555	82,771
Liberty Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	317	6,056	6,052	149
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	25,468	699,002	678,213	(2,644)
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	08/27/25	578	98,693	94,162	(1,923)
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/27/25	16,686	620,294	562,986	(37,877)
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	2,068	163,896	133,324	(27,325)
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	3,285	126,451	118,720	(3,625)
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/12/29	12,800	738,155	659,712	(58,690)
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	234	5,703	5,820	262
Okeanis Eco Tankers Corp. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/16/29	5	164	163	17
Ovintiv, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,815	196,778	184,463	(7,283)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	1,715	$231,665	$225,437	$1,540
Precision Drilling Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	8	490	493	28
RPC, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,838	44,075	43,490	539
SM Energy Co.	USFF +0.250%	Weekly	MS	07/16/29	7,551	304,752	301,813	4,094
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	4,953	186,594	182,865	1,447
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	20,931	472,039	549,020	90,587
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,930	592,026	530,668	(44,716)
					372,107	14,025,212	13,526,928	(8,771)
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	07/16/29	3,155	1,756,454	1,810,213	98,791
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,250	654,030	622,505	(16,447)
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/25	2,916	783,653	1,342,118	576,529
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	175,659	57,841
Block, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,955	230,885	265,499	39,946
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,643	445,086	541,471	112,643
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,588	506,603	571,042	79,700
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,234	358,588	385,946	35,631
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	18	1,186	1,185	40
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,100	210,840	208,383	2,413
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,016	884,083	1,260,424	396,717
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,737	220,026	196,201	5,873
Global Payments, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,570	156,368	160,799	8,047
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,808	283,459	290,437	15,813
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/16/29	794	137,649	140,173	5,908
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	765	326,651	377,757	59,615
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	675	203,982	215,406	16,172
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,254	160,998	164,565	7,747
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20,307	101,087	152,912	54,190
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,050	538,145	784,201	258,678
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	277	138,125	143,104	8,352
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,462	262,668	268,186	39,222
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,151	537,119	591,417	69,531
					90,755	7,268,296	8,859,390	1,834,161
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/25	9,332	$395,631	$476,305	$184,066
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,193	141,524	134,914	7,171
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	07/16/29	2,172	101,859	106,862	7,363
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,676	860,285	679,759	(160,697)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/25	6,865	402,395	493,319	140,512
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12,042	341,723	391,606	68,650
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	273	17,149	20,161	4,908
Hain Celestial Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/16/29	2,187	17,764	18,874	1,533
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,914	209,454	263,041	61,056
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	7,652	415,503	617,593	229,170
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,229	416,588	458,343	56,113
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	13,527	461,716	474,933	24,306
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/12/29	697	130,476	123,069	(3,227)
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,374	84,235	113,080	32,530
MGP Ingredients, Inc.	USFF +0.250%	Weekly	MS	07/16/29	182	15,129	15,152	386
Mission Produce, Inc.	USFF +0.250%	Weekly	MS	07/16/29	231	3,022	2,961	24
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	2,443	136,448	140,521	10,894
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,976	267,231	292,912	34,731
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,101	354,022	357,275	14,604
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,090	206,812	253,726	59,209
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,754	207,258	218,922	16,451
Post Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,463	167,985	169,342	5,241
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	5,993	99,436	151,323	55,330
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	3,221	109,907	111,994	4,537
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	4,004	23,040	25,546	3,047
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,965	361,531	355,275	4,839
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,451	57,869	61,083	4,866
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	11,245	277,630	318,346	47,170
Vital Farms, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,472	125,123	121,763	(993)
					161,724	6,408,745	6,968,000	913,790
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	07/16/29	18	2,377	2,395	86
Alcon, Inc. (Switzerland)	USFF +0.250%	Weekly	MS	07/16/29	2,226	213,596	222,756	12,779
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Astrana Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,317	$48,822	$76,307	$30,165
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,935	100,185	118,588	20,725
Aveanna Healthcare Holdings, Inc. ()	USFF +0.250%	Weekly	MS	07/16/29	58	297	302	26
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,070	100,917	116,568	18,775
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/12/29	8,395	1,948,235	2,024,034	128,198
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,305	493,785	518,809	39,099
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	10,449	707,709	786,601	95,753
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/12/29	1,393	462,958	482,591	33,908
Community Health Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,253	54,328	62,236	9,173
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,111	61,534	69,860	9,853
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,360	380,102	714,735	343,402
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,534	162,351	176,810	19,480
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	882	459,946	458,640	11,898
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	22,544	380,603	445,469	74,414
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,655	473,397	624,572	162,806
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,140	34,335	48,382	14,851
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,298	81,713	75,656	(5,336)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,112	310,944	451,950	150,881
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,050	81,866	85,943	5,977
HealthStream, Inc.	USFF +0.250%	Weekly	MS	07/16/29	25	715	721	37
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,790	584,229	634,573	63,814
Humana, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,388	509,605	439,635	(56,990)
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,516	399,167	458,466	68,506
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	1,313	61,030	68,985	9,542
Masimo Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,040	354,233	405,323	59,853
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	403	223,520	199,251	(20,772)
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	6,695	526,711	602,751	94,941
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,076	98,579	106,341	10,046
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	846	278,156	291,498	19,481
National HealthCare Corp.	USFF +0.250%	Weekly	MS	07/16/29	90	11,255	11,319	386
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,481	99,733	151,772	54,350
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,127	57,058	49,063	(7,051)
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,049	42,765	46,928	5,162
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,772	62,291	63,174	2,332
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
PROCEPT BioRobotics Corp.	USFF +0.250%	Weekly	MS	01/12/29	507	$33,370	$40,621	$8,033
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,218	621,626	785,578	181,034
Simulations Plus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	96	3,021	3,074	137
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,534	78,845	106,950	29,935
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,825	416,725	442,635	36,444
Tandem Diabetes Care, Inc.	USFF +0.250%	Weekly	MS	01/12/29	655	32,788	27,779	(5,210)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,176	342,948	527,851	192,816
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	238	136,806	139,154	4,303
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	1,797	326,115	411,531	93,705
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,352	285,702	283,744	4,637
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	520	55,402	56,134	2,147
					146,634	12,202,395	13,918,055	2,028,531
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,071	105,020	125,751	23,164
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	367	11,845	11,524	(35)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	9,330	826,241	968,547	168,344
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	14,797	137,182	138,944	4,919
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2	177	218	60
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/12/29	8,144	774,819	811,875	52,062
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,965	55,304	68,580	16,190
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,066	512,416	578,510	108,279
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	3,804	132,050	153,606	24,614
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	598	104,413	103,574	4,005
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,885	52,718	58,624	7,825
WD-40 Co.	USFF +0.250%	Weekly	MS	01/12/29	146	33,389	37,650	5,170
					48,175	2,745,574	3,057,403	414,597
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	12,598	183,155	251,204	73,199
Alcoa Corp.	USFF +0.250%	Weekly	MS	07/16/29	13,827	407,258	533,446	148,092
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	321	77,235	75,814	(3,048)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	07/16/29	21,254	$236,241	$240,808	$11,578
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,643	230,169	263,192	40,012
Ashland, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,242	382,829	368,927	(3,846)
ATI, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,856	99,909	124,185	29,783
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,302	503,191	508,190	19,941
Avient Corp.	USFF +0.250%	Weekly	MS	07/16/29	7,062	328,753	355,360	35,751
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	14,140	476,138	511,727	46,776
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	10,956	622,519	744,022	143,894
Barrick Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	9,780	195,553	194,524	4,459
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,796	255,891	312,509	64,311
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,652	106,293	263,626	168,554
Celanese Corp.	USFF +0.250%	Weekly	MS	01/12/29	379	49,746	51,529	1,295
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	65,064	810,518	830,867	38,949
Commercial Metals Co.	USFF +0.250%	Weekly	MS	07/16/29	1,975	99,221	108,546	11,775
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,704	286,841	355,140	77,454
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,444	509,165	574,225	82,241
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	1,249	113,706	139,826	30,595
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	231	38,063	58,981	22,307
FMC Corp.	USFF +0.250%	Weekly	MS	07/06/26	2,283	145,131	150,541	10,005
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	96,275	390,846	445,753	63,923
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,733	334,294	336,111	11,866
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	07/16/29	826	24,113	24,441	898
Hawkins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	39	2,506	4,971	2,771
HB Fuller Co.	USFF +0.250%	Weekly	MS	07/11/28	791	53,974	62,790	10,548
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	48,841	414,670	448,849	43,981
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	529	55,063	59,825	6,611
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	765	57,825	80,271	25,130
International Paper Co.	USFF +0.250%	Weekly	MS	01/10/28	5,617	199,729	274,390	85,633
Kaiser Aluminum Corp.	USFF +0.250%	Weekly	MS	01/12/29	555	49,733	40,249	(8,115)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	19,134	151,612	179,094	31,514
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	617	35,744	55,154	20,247
Kronos Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,196	14,490	14,890	851
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/25	1,400	548,844	667,604	142,987
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,323	$117,527	$142,170	$27,786
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	5,987	576,266	574,153	24,592
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/25	21	8,828	11,303	2,913
Mativ Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,185	21,458	20,133	(784)
Metallus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	185	2,758	2,744	63
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,342	83,536	103,643	22,382
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	1,311	33,994	35,109	2,121
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	87,085	227,291	250,805	28,763
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/07/27	148	69,404	81,680	15,464
Newmont Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,091	135,266	165,214	34,278
Nucor Corp.	USFF +0.250%	Weekly	MS	07/16/29	818	118,750	122,978	5,575
Orla Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	318	1,325	1,272	(8)
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	13,988	275,501	291,930	23,943
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,480	184,956	196,041	16,037
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,058	194,359	178,262	(10,364)
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	827	77,087	100,067	24,994
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	7,915	473,481	686,230	245,263
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,200	184,656	188,760	10,051
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	332	78,676	126,714	50,776
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,221	111,807	116,603	7,608
Southern Copper Corp.	USFF +0.250%	Weekly	MS	07/16/29	816	82,109	94,387	16,589
Sylvamo Corp.	USFF +0.250%	Weekly	MS	07/16/29	329	24,971	28,245	3,863
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	07/16/29	498	121,755	124,714	5,778
West Fraser Timber Co. Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	66	6,150	6,426	447
Worthington Steel, Inc.	USFF +0.250%	Weekly	MS	07/16/29	36	1,204	1,224	62
					506,656	11,704,083	13,362,388	2,051,114
Media & Entertainment
Advantage Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	72	244	247	22
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/25	14,119	1,773,813	2,341,636	615,797
Angi, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,303	6,060	5,942	35
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	85,593	786,492	546,083	(222,281)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,249	$719,245	$728,856	$26,190
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,636	65,704	129,066	64,890
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	17,312	650,297	723,122	100,718
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,659	321,738	381,407	70,678
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,768	84,538	79,467	(3,110)
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,475	130,230	147,097	20,760
IAC, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,311	67,502	70,558	4,625
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	08/27/25	8,148	231,989	257,721	46,585
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,969	142,121	150,187	11,354
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,917	1,059,871	2,242,247	1,212,178
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,249	611,801	885,878	288,182
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/25	7,381	191,620	196,556	10,511
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,860	168,438	192,305	31,142
Sinclair, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,290	17,690	19,737	2,627
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,469	131,662	129,342	726
Sphere Entertainment Co.	USFF +0.250%	Weekly	MS	01/12/29	3,505	123,740	154,851	34,456
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	1,289	399,544	475,035	87,145
Thryv Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	19	330	327	19
TKO Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,955	348,377	365,563	25,262
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,029	132,595	72,870	(56,656)
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	23,571	90,863	119,034	30,277
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	11,388	1,012,042	1,095,412	111,747
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,679	128,533	129,059	3,345
					222,215	9,397,079	11,639,605	2,517,224
Pharmaceuticals, Biotechnology & Life Sciences
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	29,355	502,564	586,806	96,076
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,176	155,726	174,612	43,262
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	22,529	611,267	630,587	33,413
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,203	296,857	330,861	43,446
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,917	81,840	82,509	2,568
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,970	$227,791	$241,194	$18,664
Arcellx, Inc.	USFF +0.250%	Weekly	MS	07/16/29	703	58,173	58,708	1,888
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,524	26,156	44,950	21,219
Avantor, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,237	31,884	32,001	866
Avid Bioservices, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,560	17,763	17,753	413
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,527	74,899	72,405	(1,021)
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,224	449,468	431,100	(8,001)
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,796	69,993	70,012	1,645
BioMarin Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,472	409,822	384,627	(15,742)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	269	73,119	90,002	18,581
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	16,739	686,676	866,076	219,006
Catalent, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,017	362,192	364,450	10,613
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	420	8,351	8,350	205
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	927	183,767	182,591	3,071
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,445	199,395	287,675	93,400
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	35,242	513,578	517,705	15,969
Eli Lilly & Co.	USFF +0.250%	Weekly	MS	01/12/29	74	54,655	65,560	12,352
Exelixis, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,733	44,332	44,971	1,675
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,257	266,045	245,140	(14,763)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,225	484,434	605,744	142,436
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,767	101,683	101,143	1,816
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,123	251,136	324,920	79,815
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,325	430,062	433,613	13,462
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,747	90,293	115,477	27,277
Indivior PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	629	6,071	6,133	216
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	220	4,178	4,248	181
Iovance Biotherapeutics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,807	85,415	73,308	(10,126)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,837	$397,122	$435,314	$47,353
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	515	56,141	57,376	2,542
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/27/25	7,488	1,113,789	1,213,505	191,404
Kiniksa Pharmaceuticals International PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	1,071	27,445	26,764	(35)
Medpace Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	63	20,761	21,029	761
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,879	1,227,761	1,235,419	52,995
Mesa Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/16/29	128	16,226	16,622	796
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	258	316,894	386,923	78,802
Natera, Inc.	USFF +0.250%	Weekly	MS	07/16/29	296	37,253	37,577	1,200
Neurocrine Biosciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,158	137,964	133,425	(1,348)
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,079	96,550	76,439	(17,873)
Phibro Animal Health Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	3	67	68	16
Protagonist Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	122	5,472	5,490	158
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	8,443	381,530	384,748	12,019
Repligen Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,487	342,252	370,115	35,559
Revvity, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,051	126,170	134,265	11,161
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	328	7,870	17,184	10,930
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,418	113,823	106,573	(4,615)
TG Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,928	147,396	162,046	18,059
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	476	267,811	294,439	33,083
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,774	110,270	170,509	66,558
Vera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	25	443	1,105	686
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	78	36,155	36,276	368
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,666	53,747	54,172	1,678
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	984	297,656	354,132	63,884
					272,714	12,198,153	13,226,746	1,460,023
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,102	$1,290,448	$1,657,536	$396,823
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/25	6,827	1,147,603	1,379,395	273,481
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/25	12,653	1,898,041	2,182,642	359,909
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,284	1,117,938	1,153,166	60,989
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	9,843	260,085	303,164	50,360
FormFactor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,037	114,511	93,702	(18,503)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	10,053	432,009	404,633	(17,411)
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	2,439	85,022	77,585	(5,465)
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	371	196,661	287,306	98,813
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	631	478,466	514,946	51,757
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,987	1,533,733	1,450,592	(47,436)
MKS Instruments, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,332	394,667	362,222	(22,507)
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	845	468,954	781,202	326,376
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	20,374	1,687,086	2,474,219	826,577
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	3,010	503,880	722,430	247,273
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,456	460,791	468,770	18,607
Onto Innovation, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,839	351,496	381,703	38,300
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,410	181,307	257,752	80,590
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,116	740,925	735,083	11,237
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,781	1,793,576	2,173,409	455,401
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,361	306,828	310,781	10,632
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,380	99,464	154,331	57,172
SiTime Corp.	USFF +0.250%	Weekly	MS	07/16/29	67	11,639	11,491	134
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,925	601,639	585,212	(1,086)
SMART Global Holdings, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/16/29	10,042	208,939	210,380	6,267
					171,165	16,365,708	19,133,652	3,258,290
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,915	1,187,736	1,383,874	234,661
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,959	1,393,553	1,532,111	170,668
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,871	405,829	375,638	(20,830)
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,836	569,147	585,005	28,985
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
ASGN, Inc.	USFF +0.250%	Weekly	MS	01/12/29	679	$59,168	$63,303	$5,512
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	704	50,575	59,615	10,218
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	264	677	692	44
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,570	675,505	748,250	88,931
Blend Labs, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	20,125	76,311	75,469	929
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,937	48,944	63,398	15,903
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,890	774,715	783,277	26,419
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,590	83,043	152,113	72,365
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	3,791	1,307,854	1,063,262	(214,456)
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	8	348	354	28
DocuSign, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,432	543,879	585,633	54,295
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/12/29	16,301	324,476	338,246	21,257
Envestnet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,839	176,218	177,778	5,633
Fortinet, Inc.	USFF +0.250%	Weekly	MS	08/27/25	8,682	527,308	673,289	158,140
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	454	219,602	230,069	15,538
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,779	231,186	350,528	133,964
Gitlab, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	126	6,439	6,494	218
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,422	370,080	379,721	18,179
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,015	237,249	368,624	144,787
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,930	158,312	149,910	(5,507)
Instructure Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,381	32,281	32,523	1,000
Intapp, Inc.	USFF +0.250%	Weekly	MS	07/16/29	327	16,187	15,640	(160)
InterDigital, Inc.	USFF +0.250%	Weekly	MS	08/27/25	4,357	566,781	617,082	65,072
International Business Machines Corp.	USFF +0.250%	Weekly	MS	07/11/28	243	43,710	53,722	12,049
Intuit, Inc.	USFF +0.250%	Weekly	MS	07/16/29	191	122,652	118,611	(1,196)
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	7,598	173,873	174,602	4,623
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,242	98,602	80,337	(16,813)
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/25	3,404	987,762	1,464,741	526,096
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,662	43,945	49,693	7,060
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	645	22,316	38,216	20,877
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/25	7,291	800,567	1,242,386	491,143
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,451	903,030	1,179,552	298,191
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,689	482,063	561,989	92,008
Progress Software Corp.	USFF +0.250%	Weekly	MS	07/16/29	344	22,022	23,175	1,675
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,630	$157,821	$289,565	$135,393
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,690	335,327	345,557	17,603
Rapid7, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,396	305,953	334,916	36,024
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	795	431,059	442,370	21,253
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,798	668,428	765,841	115,631
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	5,821	267,192	280,107	19,082
SEMrush Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,683	23,787	26,440	3,199
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/25	1,282	865,436	1,146,608	301,787
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,761	125,626	152,849	30,131
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	36	1,012	1,671	697
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	841	423,299	425,874	12,338
Teradata Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,351	62,745	71,329	10,162
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,453	390,885	420,865	38,996
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,597	86,979	90,231	5,268
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,294	130,195	108,767	(18,416)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,929	345,469	366,433	28,704
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,794	448,118	438,472	689
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,494	70,132	72,618	3,898
					228,589	18,883,408	21,579,435	3,229,945
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	8,592	541,673	559,855	32,091
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/25	15,908	2,871,045	3,706,564	959,258
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,076	339,377	412,990	82,851
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	07/16/29	826	103,539	109,718	8,577
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	07/08/27	310	42,739	67,707	26,375
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	1,814	94,668	142,417	50,522
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,816	240,381	257,765	24,235
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,405	608,295	660,194	66,129
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	7,852	927,604	930,776	24,551
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3	132	134	19
Digi International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	267	7,201	7,351	329
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	788	71,029	77,492	8,113
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,126	354,042	468,145	122,272
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	913	174,119	215,870	45,775
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	08/27/25	23,445	367,845	479,685	139,694
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/25	16,258	368,135	583,174	289,952
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,199	$383,972	$448,495	$73,378
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,764	203,921	211,380	12,631
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/16/29	890	34,564	34,692	939
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	07/16/29	157	39,417	41,644	3,150
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,929	86,077	118,507	35,246
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/25	4,060	373,030	501,451	153,422
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,408	50,819	52,374	1,392
Plexus Corp.	USFF +0.250%	Weekly	MS	07/16/29	408	50,444	55,778	6,509
Pure Storage, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,876	111,689	94,250	(14,852)
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,726	193,312	195,055	6,147
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,840	86,494	88,375	3,887
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,177	204,508	347,977	160,607
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	07/16/29	808	443,602	336,451	(96,920)
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	2,009	281,191	303,339	28,638
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	697	291,585	305,049	20,194
Trimble, Inc.	USFF +0.250%	Weekly	MS	07/16/29	704	38,625	43,711	6,859
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,224	41,076	41,298	1,292
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,716	415,101	526,926	121,399
					136,991	10,441,251	12,426,589	2,404,661
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	18,334	291,228	403,348	133,541
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	4,671	160,847	162,551	8,221
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,356	165,660	193,540	33,696
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30,771	39,901	218,474	177,979
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	3,166	51,418	53,125	3,432
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,776	408,930	572,855	190,105
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,043	342,539	406,121	97,693
					75,117	1,460,523	2,010,014	644,667
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	08/27/25	25,517	823,275	881,102	89,659
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,124	290,959	463,408	184,956
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,575	618,212	704,726	114,444
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Forward Air Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,912	$97,236	$103,085	$7,626
FTAI Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,869	66,365	73,654	9,109
Golden Ocean Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/16/29	4,648	56,041	62,190	7,956
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	07/16/29	210	2,563	2,579	92
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,029	172,520	177,328	8,795
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/16/29	304	60,424	60,387	1,371
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,523	240,329	384,545	151,859
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,310	397,042	474,260	86,376
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	283	63,105	69,754	9,069
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,053	188,246	194,995	11,099
XPO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	101	215	130
					70,359	3,076,418	3,652,228	682,541
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,664	144,334	171,002	37,803
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,397	190,813	204,297	22,305
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,061	126,589	147,171	24,806
Black Hills Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,171	56,979	71,572	18,934
Brookfield Renewable Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	07/16/29	13,442	390,056	439,016	59,975
CMS Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,045	132,955	144,438	15,196
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/25	7,680	1,258,324	1,996,954	775,926
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	25,939	1,435,421	1,499,015	113,764
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	3,866	228,388	234,318	13,154
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,784	1,019,768	1,437,922	460,048
PPL Corp.	USFF +0.250%	Weekly	MS	07/16/29	14,459	445,327	478,304	47,650
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	660	37,791	58,879	23,159
Southern Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	4,049	352,123	365,139	24,567
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,118	149,629	156,224	11,103
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,009	111,698	119,607	10,498
					97,344	6,080,195	7,523,858	1,658,888

Total Reference Entity — Long						182,367,074	212,405,691	36,164,012
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,989)	$(429,654)	$(414,544)	$6,660
Mobileye Global, Inc., Class A	USFF -0.780%	Weekly	MS	07/11/28	(150,211)	(3,123,726)	(2,057,891)	1,004,306
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(452)	(63,168)	(64,351)	(2,414)
QuantumScape Corp.	USFF -0.780%	Weekly	MS	07/11/28	(39,963)	(252,047)	(229,787)	17,308
Rivian Automotive, Inc., Class A	USFF -0.630%	Weekly	MS	07/16/29	(10,281)	(114,750)	(115,353)	(2,850)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,083)	(517,681)	(544,975)	(38,429)
XPEL, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,837)	(75,231)	(79,671)	(6,064)
					(214,816)	(4,576,257)	(3,506,572)	978,517
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,396)	(123,712)	(125,403)	(3,955)
AAON, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,204)	(373,276)	(453,359)	(88,333)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,381)	(492,065)	(482,422)	(38)
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,745)	(742,636)	(745,724)	(18,398)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,872)	(453,075)	(432,877)	5,340
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(8,935)	(424,569)	(338,994)	76,644
American Woodmark Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,548)	(140,021)	(144,661)	(7,384)
Archer Aviation, Inc.	USFF -7.651%	Weekly	MS	07/11/28	(48,847)	(230,684)	(148,006)	78,147
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,116)	(517,782)	(579,552)	(72,114)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,935)	(94,614)	(93,744)	(1,259)
Atkore, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(608)	(96,178)	(51,522)	42,263
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,713)	(666,906)	(814,889)	(162,183)
Ballard Power Systems, Inc. (Canada)	USFF -2.030%	Weekly	MS	01/05/26	(62,644)	(806,225)	(112,759)	678,567
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,397)	(80,514)	(96,863)	(19,401)
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(14,631)	(1,374,289)	(1,264,557)	82,669
Bloom Energy Corp., Class A	USFF -0.830%	Weekly	MS	01/12/29	(24,382)	(264,487)	(257,474)	1,817
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(13,555)	(2,414,236)	(2,060,902)	305,782
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(177)	(19,439)	(19,240)	(168)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,211)	(140,979)	(159,807)	(21,954)
ChargePoint Holdings, Inc.	USFF -5.636%	Weekly	MS	01/10/28	(49,769)	(324,052)	(68,184)	252,810
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	07/16/29	(144)	(4,978)	(5,184)	(290)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(8,384)	$(483,798)	$(585,203)	$(111,843)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,818)	(866,482)	(949,628)	(100,203)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/16/29	(1,220)	(402,319)	(404,357)	(9,765)
Emerson Electric Co.	USFF -0.250%	Weekly	MS	07/16/29	(7,719)	(808,540)	(844,227)	(52,836)
Enovix Corp.	USFF -3.230%	Weekly	MS	07/16/29	(8,659)	(72,905)	(80,875)	(9,956)
EnPro Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(773)	(125,843)	(125,365)	(2,354)
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,694)	(308,621)	(347,472)	(45,098)
Fortive Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,849)	(296,584)	(303,802)	(12,993)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,401)	(433,397)	(450,462)	(29,733)
GMS, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,023)	(516,738)	(545,503)	(38,932)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,424)	(94,896)	(67,925)	24,697
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,667)	(126,930)	(74,143)	48,971
Hubbell, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(880)	(364,014)	(376,948)	(20,369)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,099)	(1,099,184)	(1,083,694)	(12,910)
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,071)	(1,318,231)	(1,381,209)	(89,098)
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,926)	(270,062)	(288,240)	(23,715)
Kadant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(432)	(141,077)	(146,016)	(7,724)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(9,997)	(661,920)	(369,889)	277,647
Miller Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(815)	(48,440)	(49,715)	(2,308)
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,107)	(212,992)	(223,636)	(15,972)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,657)	(999,681)	(680,545)	299,454
NEXTracker, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(14,943)	(604,734)	(560,064)	32,770
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(446)	(113,887)	(117,133)	(5,877)
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,438)	(526,024)	(444,732)	69,373
Owens Corning	USFF -0.250%	Weekly	MS	07/16/29	(8,536)	(1,391,055)	(1,506,775)	(143,761)
Plug Power, Inc.	USFF -5.880%	Weekly	MS	01/10/28	(150,902)	(627,428)	(341,039)	274,042
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(10,921)	(518,401)	(576,956)	(74,947)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,562)	(651,196)	(681,304)	(43,552)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,060)	(555,431)	(612,695)	(68,193)
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,517)	(111,433)	(114,338)	(5,109)
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,067)	(88,486)	(85,797)	861
Symbotic, Inc.	USFF -2.580%	Weekly	MS	07/16/29	(99)	(2,482)	(2,415)	32
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,552)	$(169,036)	$(135,026)	$32,776
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(531)	(64,599)	(64,129)	(788)
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,979)	(135,851)	(131,762)	1,426
Vertiv Holdings Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,063)	(203,362)	(205,248)	(5,878)
Vicor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(27)	(1,163)	(1,137)	17
Wabash National Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,881)	(74,672)	(74,476)	(1,262)
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	07/16/29	(750)	(136,312)	(136,328)	(2,686)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(10,222)	(264,565)	(187,778)	71,229
					(602,321)	(25,677,488)	(23,814,109)	1,323,995
Commercial & Professional Services
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(56,673)	(411,756)	(419,380)	(15,882)
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(142)	(54,083)	(71,648)	(18,616)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,469)	(308,835)	(345,131)	(43,413)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,536)	(435,011)	(372,517)	54,572
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10)	(283)	(282)	9
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(49,305)	(366,286)	(350,066)	8,836
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(889)	(185,820)	(214,880)	(35,418)
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,872)	(405,444)	(249,690)	144,889
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,160)	(52,852)	(56,434)	(5,142)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,461)	(569,287)	(518,236)	39,849
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,125)	(274,067)	(201,564)	67,188
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,353)	(217,240)	(271,254)	(62,043)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(8,961)	(306,817)	(357,365)	(57,287)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,736)	(270,151)	(297,403)	(32,920)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,111)	(121,080)	(97,768)	20,670
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,292)	(131,989)	(128,854)	549
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,169)	(28,205)	(28,944)	(1,280)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,263)	(175,209)	(138,417)	33,354
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(848)	(79,374)	(79,271)	(1,447)
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,794)	(1,026,156)	(1,045,877)	(48,263)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(797)	(136,471)	(132,756)	919
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,681)	$(114,059)	$(123,183)	$(11,782)
Robert Half, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,530)	(1,049,688)	(1,114,287)	(90,647)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,384)	(435,997)	(471,290)	(45,384)
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,586)	(863,092)	(950,746)	(104,645)
Thomson Reuters Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(568)	(97,544)	(96,901)	(1,307)
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,366)	(220,893)	(181,475)	35,080
Vestis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,810)	(91,984)	(71,669)	19,725
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,676)	(230,301)	(221,385)	4,392
					(265,567)	(8,659,974)	(8,608,673)	(145,444)
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,515)	(152,974)	(146,775)	3,198
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,820)	(210,733)	(219,870)	(13,274)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(19,991)	(238,007)	(246,089)	(12,758)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,251)	(527,559)	(537,066)	(20,711)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,930)	(326,190)	(345,316)	(25,800)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,927)	(532,604)	(656,909)	(134,784)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(4,663)	(205,150)	(205,032)	(12,995)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,799)	(1,551,814)	(1,527,921)	(6,463)
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,695)	(136,146)	(122,120)	10,155
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,435)	(117,341)	(111,040)	4,766
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,545)	(541,753)	(531,142)	(2,328)
Dillard's, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(602)	(228,096)	(230,981)	(7,497)
Five Below, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,364)	(1,970,255)	(1,622,459)	308,992
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(611)	(76,278)	(75,868)	(1,079)
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF -4.480%	Weekly	MS	01/12/29	(6,359)	(236,556)	(146,130)	85,780
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,259)	(193,553)	(220,755)	(31,452)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,409)	(680,701)	(694,454)	(31,000)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,620)	(1,387,852)	(1,421,064)	(60,542)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,462)	(413,291)	(399,878)	(2,838)
RH	USFF -0.250%	Weekly	MS	07/11/28	(285)	(87,732)	(95,313)	(12,093)
Savers Value Village, Inc.	USFF -0.680%	Weekly	MS	07/16/29	(3,028)	(30,344)	(31,855)	(2,094)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(4,259)	$(234,862)	$(249,066)	$(22,492)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	07/16/29	(674)	(188,182)	(196,087)	(11,737)
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,187)	(363,445)	(313,644)	42,655
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,106)	(1,073,989)	(1,050,686)	2,157
Warby Parker, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,583)	(104,521)	(123,830)	(21,721)
					(158,379)	(11,809,928)	(11,521,350)	24,045
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(12,415)	(189,773)	(198,019)	(12,604)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(399)	(24,319)	(23,756)	97
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,947)	(574,582)	(582,298)	(23,168)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(27,284)	(1,235,754)	(1,157,933)	52,966
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(301)	(124,035)	(128,900)	(7,295)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,947)	(24,821)	(26,997)	(2,652)
Helen of Troy Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(155)	(9,635)	(9,587)	(128)
Installed Building Products, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(120)	(29,292)	(29,552)	(823)
Leggett & Platt, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(170)	(2,330)	(2,315)	(17)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,289)	(48,809)	(49,900)	(2,038)
Malibu Boats, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(218)	(8,645)	(8,461)	(1,780)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(651)	(56,126)	(56,481)	(1,457)
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,648)	(810,313)	(803,100)	(15,777)
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(8,218)	(675,311)	(893,379)	(244,128)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,942)	(465,013)	(563,599)	(111,043)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/12/29	(6,447)	(281,330)	(315,839)	(44,493)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,704)	(206,700)	(196,063)	5,351
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(5,179)	(164,367)	(56,865)	104,278
VF Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,132)	(95,597)	(142,283)	(54,828)
Vizio Holding Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(23,162)	(250,058)	(258,720)	(13,703)
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,336)	(683,915)	(677,952)	(21,429)
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,895)	(239,411)	(241,872)	(7,164)
					(137,559)	(6,200,136)	(6,423,871)	(401,835)
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(560)	(92,449)	(71,014)	19,628
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,146)	(192,943)	(167,713)	19,019
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Bowlero Corp., Class A	USFF -12.130%	Weekly	MS	01/12/29	(14,089)	$(181,610)	$(165,405)	$11,689
Boyd Gaming Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,967)	(296,636)	(321,117)	(31,045)
Choice Hotels International, Inc.	USFF -5.530%	Weekly	MS	01/12/29	(2,101)	(257,508)	(273,760)	(22,418)
Chuy's Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,148)	(117,379)	(117,735)	(2,655)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(47,166)	(563,896)	(374,498)	178,035
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,057)	(317,262)	(240,291)	70,735
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(42,039)	(494,692)	(552,392)	(67,433)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(865)	(117,620)	(128,037)	(13,455)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(20,091)	(380,923)	(313,420)	60,013
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(33,301)	(472,371)	(357,653)	100,786
Kura Sushi USA, Inc., Class A	USFF -3.680%	Weekly	MS	01/12/29	(1,368)	(82,463)	(110,206)	(29,354)
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(65,361)	(560,686)	(425,500)	124,154
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(23,421)	(437,608)	(480,365)	(57,702)
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,863)	(275,851)	(299,176)	(28,746)
Planet Fitness, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,307)	(97,297)	(106,155)	(13,496)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(24,498)	(417,784)	(329,988)	79,051
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,263)	(245,008)	(286,518)	(60,454)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(10,734)	(762,341)	(774,136)	(32,443)
Service Corp. International	USFF -0.250%	Weekly	MS	01/12/29	(3,104)	(238,416)	(244,999)	(13,263)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,513)	(443,154)	(439,972)	(5,770)
Udemy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(93)	(717)	(692)	25
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(17,022)	(309,928)	(298,225)	193
Wingstop, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(742)	(314,977)	(308,731)	79
					(358,819)	(7,671,519)	(7,187,698)	285,173
Consumer Staples Distribution & Retail
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(22,201)	(488,367)	(389,628)	89,131
Maplebear, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,943)	(822,099)	(853,218)	(47,302)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(2,254)	(168,921)	(176,646)	(11,039)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,497)	(194,322)	(229,175)	(42,880)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(6,243)	$(201,538)	$(139,906)	$47,779
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,717)	(288,182)	(163,440)	118,447
					(63,855)	(2,163,429)	(1,952,013)	154,136
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(55,171)	(1,542,854)	(1,349,483)	162,517
Atlas Energy Solutions, Inc.	USFF -0.630%	Weekly	MS	01/12/29	(23,059)	(494,143)	(502,686)	(23,817)
Baytex Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(15,847)	(62,066)	(47,066)	14,331
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,419)	(427,720)	(441,745)	(25,549)
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(792)	(139,934)	(142,433)	(6,279)
Chesapeake Energy Corp.	USFF -0.730%	Weekly	MS	07/16/29	(1,810)	(1,814,640)	(2,045,088)	(266,485)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,205)	(1,905,398)	(1,719,687)	136,996
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,116)	(1,627,971)	(1,323,298)	219,287
Clean Energy Fuels Corp.	USFF -0.260%	Weekly	MS	07/11/28	(39,804)	(149,654)	(123,790)	22,934
CNX Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,024)	(234,956)	(293,912)	(63,570)
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(53,052)	(570,967)	(590,469)	(40,242)
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,151)	(166,365)	(95,448)	68,753
CVR Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,117)	(151,417)	(94,815)	49,517
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,891)	(266,678)	(241,706)	19,225
DHT Holdings, Inc. (Marshall Islands)	USFF -0.250%	Weekly	MS	07/16/29	(1,020)	(11,207)	(11,251)	(328)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(11,020)	(412,161)	(447,522)	(54,312)
EQT Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,265)	(351,996)	(376,110)	(34,010)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(28,223)	(543,057)	(484,589)	47,783
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,234)	(1,528,363)	(1,551,289)	(62,729)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,855)	(551,379)	(583,454)	(42,925)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,432)	(281,892)	(336,372)	(107,500)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,859)	(243,230)	(256,911)	(18,595)
Kosmos Energy Ltd.	USFF -0.248%	Weekly	MS	07/11/28	(31,682)	(228,252)	(127,678)	99,984
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(11,142)	(277,769)	(272,088)	(736)
New Fortress Energy, Inc.	USFF -6.880%	Weekly	MS	07/08/27	(16,868)	(518,432)	(153,330)	322,463
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(13,673)	$(89,511)	$(89,285)	$(1,810)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(36,678)	(225,838)	(172,753)	48,649
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,479)	(134,794)	(123,191)	7,178
NOV, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,458)	(340,694)	(278,804)	53,944
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(34,674)	(948,807)	(610,262)	319,952
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(59,058)	(581,186)	(451,794)	110,218
Peabody Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,322)	(184,302)	(220,866)	(41,815)
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(8,262)	(336,081)	(340,725)	(13,341)
ProFrac Holding Corp., Class A	USFF -1.030%	Weekly	MS	07/08/27	(16,709)	(213,157)	(113,454)	95,517
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(22,823)	(226,637)	(174,824)	47,783
REX American Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(183)	(8,382)	(8,471)	(240)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,430)	(146,804)	(149,476)	(5,990)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(28,865)	(393,601)	(298,753)	87,427
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,549)	(929,003)	(1,117,327)	(229,581)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(10,613)	(456,964)	(504,648)	(65,093)
Transocean Ltd. (Switzerland)	USFF -0.253%	Weekly	MS	07/16/29	(52,167)	(259,431)	(221,710)	32,624
Uranium Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(23,723)	(125,416)	(147,320)	(26,003)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(5,605)	(420,614)	(312,479)	99,863
Veren, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(13,393)	(103,483)	(82,367)	19,091
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(4,187)	(60,837)	(40,907)	18,807
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,162)	(290,936)	(165,758)	119,745
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(11,494)	(480,581)	(524,701)	(61,448)
World Fuel Services Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,619)	(157,002)	(173,683)	(27,965)
					(816,184)	(21,616,562)	(19,935,778)	1,004,225
Financial Services
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,480)	(614,263)	(620,032)	(17,857)
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(20,544)	(342,668)	(336,716)	(785)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,033)	(229,874)	(264,655)	(41,662)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(105,963)	$(604,551)	$(521,338)	$71,462
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(357)	(196,159)	(208,106)	(16,776)
Nuvei Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(8,764)	(286,905)	(292,279)	(12,184)
Open Lending Corp.	USFF -0.250%	Weekly	MS	07/16/29	(182)	(1,122)	(1,114)	—
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(54,661)	(909,388)	(731,911)	159,434
Shift4 Payments, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(1,035)	(89,306)	(91,701)	(4,140)
WEX, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,972)	(598,967)	(623,318)	(36,138)
					(198,991)	(3,873,203)	(3,691,170)	101,354
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(8,825)	(901,658)	(852,848)	26,952
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,952)	(364,711)	(445,448)	(98,422)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(399)	(31,912)	(14,827)	17,462
Duckhorn Portfolio Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(34,489)	(269,272)	(200,381)	63,600
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,962)	(96,171)	(93,895)	455
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(2,577)	(322,279)	(312,075)	(1,345)
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(449)	(42,388)	(42,345)	(778)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(34,287)	(2,989,077)	(2,219,740)	687,585
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	07/16/29	(22,903)	(1,165,713)	(1,194,850)	(52,089)
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,787)	(551,244)	(620,758)	(81,279)
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,263)	(210,906)	(226,408)	(23,898)
Westrock Coffee Co.	USFF -2.980%	Weekly	MS	01/12/29	(1,473)	(13,191)	(9,575)	3,372
					(133,366)	(6,958,522)	(6,233,150)	541,615
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,087)	(1,110,404)	(956,667)	133,145
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(8,592)	(117,059)	(96,488)	18,036
agilon health, Inc.	USFF -0.265%	Weekly	MS	01/10/28	(46,926)	(366,067)	(184,419)	174,449
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,616)	(410,446)	(410,981)	(8,607)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(48,730)	(551,999)	(270,939)	270,199
Amedisys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,202)	(305,963)	(309,025)	(9,373)
Artivion, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(52)	(1,395)	(1,384)	(2)
Bausch + Lomb Corp. (Canada)	USFF -3.130%	Weekly	MS	07/16/29	(404)	(7,720)	(7,793)	(211)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,132)	(748,164)	(765,262)	(34,980)
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,681)	(90,945)	(89,945)	(777)
CONMED Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,947)	(141,547)	(140,028)	(1,524)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(3,939)	$(377,339)	$(434,629)	$(67,341)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(278)	(82,892)	(90,875)	(9,603)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,638)	(109,180)	(114,938)	(7,895)
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,385)	(315,558)	(223,376)	85,979
Encompass Health Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,087)	(437,788)	(491,608)	(62,883)
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(15,134)	(707,358)	(651,519)	41,918
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(2,862)	(394,566)	(411,613)	(26,843)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(37,945)	(291,588)	(263,338)	22,519
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,812)	(568,052)	(547,549)	9,286
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,423)	(382,219)	(347,365)	27,338
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,540)	(260,245)	(325,017)	(76,163)
Insulet Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,279)	(295,529)	(297,687)	(7,967)
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,188)	(846,425)	(934,440)	(105,929)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(30,244)	(858,975)	(549,533)	292,532
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,154)	(1,540,248)	(1,273,513)	236,403
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,004)	(692,008)	(658,939)	19,137
LeMaitre Vascular, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12)	(1,107)	(1,115)	4
LifeStance Health Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,252)	(82,344)	(64,764)	15,671
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(27,732)	(464,949)	(466,175)	(10,373)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(18,247)	(607,398)	(285,201)	310,468
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,100)	(451,032)	(441,330)	401
OrthoPediatrics Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,102)	(98,220)	(56,985)	39,314
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,884)	(175,266)	(128,507)	39,776
Privia Health Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,515)	(228,667)	(209,688)	14,563
Progyny, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,271)	(124,393)	(88,342)	35,742
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(12,177)	(793,103)	(555,271)	221,743
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(18,565)	(622,715)	(344,381)	266,080
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(6,617)	(285,519)	(245,822)	34,086
Stryker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,865)	(673,991)	(673,750)	(14,845)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,458)	(686,651)	(724,046)	(50,909)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(31,515)	$(396,727)	$(289,308)	$99,617
UFP Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(190)	(62,217)	(60,173)	640
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(1,013)	(133,377)	(85,730)	39,043
					(481,796)	(17,899,355)	(15,569,458)	1,951,864
Household & Personal Products
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,171)	(702,523)	(669,541)	9,496
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,713)	(522,430)	(543,535)	(32,566)
					(10,884)	(1,224,953)	(1,213,076)	(23,070)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,571)	(459,658)	(467,750)	(28,419)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,421)	(526,483)	(324,003)	187,181
Algoma Steel Group, Inc. (Canada)	USFF -1.330%	Weekly	MS	01/10/28	(19,662)	(165,781)	(201,142)	(43,392)
Arcadium Lithium PLC (Jersey)	USFF -0.260%	Weekly	MS	01/12/29	(472,926)	(1,742,185)	(1,347,839)	360,036
Arch Resources, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(200)	(27,609)	(27,632)	(553)
Aris Mining Corp. (Canada)	USFF -3.404%	Weekly	MS	07/16/29	(1,129)	(5,196)	(5,193)	(85)
Berry Global Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,864)	(239,820)	(262,675)	(29,716)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(43,463)	(716,332)	(705,404)	(4,898)
CF Industries Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,997)	(929,157)	(1,029,343)	(124,201)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(4,785)	(89,567)	(97,231)	(9,974)
Corteva, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,630)	(593,875)	(624,938)	(43,974)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,704)	(92,957)	(93,090)	(3,143)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,604)	(207,319)	(206,525)	(3,888)
Equinox Gold Corp. (Canada)	USFF -0.930%	Weekly	MS	08/27/25	(141,919)	(1,022,374)	(864,287)	137,959
First Majestic Silver Corp. (Canada)	USFF -0.780%	Weekly	MS	07/16/29	(94,388)	(508,351)	(566,328)	(68,085)
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(4,159)	(255,312)	(260,603)	(12,477)
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(10,793)	(61,052)	(71,989)	(15,390)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,849)	(263,190)	(262,546)	(9,084)
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(18,931)	(215,624)	(265,791)	(54,526)
Materion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,059)	(121,605)	(118,460)	563
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(10,646)	(494,808)	(440,106)	35,400
MP Materials Corp.	USFF -2.880%	Weekly	MS	01/10/28	(21,064)	(386,325)	(371,780)	5,013
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Novagold Resources, Inc. (Canada)	USFF -0.266%	Weekly	MS	07/08/27	(15,123)	$(73,242)	$(62,004)	$9,809
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(29,299)	(437,739)	(384,403)	44,140
Olin Corp.	USFF -0.250%	Weekly	MS	07/16/29	(490)	(23,446)	(23,510)	(775)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	07/16/29	(1,235)	(255,696)	(266,019)	(17,980)
Reliance, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(443)	(136,069)	(128,120)	5,222
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,920)	(187,453)	(177,597)	4,525
SilverCrest Metals, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,742)	(16,604)	(16,114)	177
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(25,999)	(389,553)	(147,674)	233,661
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,092)	(135,394)	(137,679)	(5,441)
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(816)	(107,608)	(63,036)	39,173
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(12,801)	(502,265)	(499,623)	(7,386)
SunCoke Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(557)	(4,734)	(4,835)	(180)
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(55,236)	(132,391)	(139,195)	(9,398)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(38,510)	(1,798,021)	(2,011,762)	(265,899)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,765)	(97,135)	(96,120)	(1,128)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(37,201)	(515,260)	(544,251)	(52,187)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,534)	(663,732)	(513,486)	135,676
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,728)	(265,744)	(238,219)	22,226
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,484)	(82,109)	(90,643)	(11,007)
					(1,149,739)	(14,948,775)	(14,158,945)	397,575
Media & Entertainment
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,134)	(369,320)	(454,474)	(93,168)
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(58,127)	(1,448,998)	(1,442,712)	(22,248)
Endeavor Group Holdings, Inc., Class A	USFF -4.780%	Weekly	MS	07/11/28	(30,080)	(776,981)	(859,085)	(106,028)
Gannett Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,373)	(18,518)	(18,956)	(789)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(25,159)	(271,443)	(271,969)	(6,218)
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(8,419)	(123,574)	(58,259)	64,826
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,116)	(328,373)	(341,171)	(19,254)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,318)	$(89,165)	$(98,585)	$(11,694)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/12/29	(541)	(105,716)	(112,669)	(9,548)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,659)	(51,919)	(64,527)	(13,689)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(847)	(146,794)	(140,051)	(448)
Paramount Global, Class B	USFF -0.250%	Weekly	MS	07/11/28	(77,334)	(820,638)	(821,287)	(20,196)
PubMatic, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(37)	(555)	(550)	8
Rumble, Inc.	USFF -11.380%	Weekly	MS	07/16/29	(2,832)	(15,051)	(15,180)	(411)
Scholastic Corp.	USFF -0.250%	Weekly	MS	01/10/28	(207)	(8,047)	(6,626)	1,152
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(98,707)	(909,623)	(1,056,165)	(181,866)
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,330)	(350,412)	(358,144)	(14,622)
TechTarget, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5)	(122)	(122)	11
TEGNA, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(444)	(6,957)	(7,006)	(172)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(274,869)	(2,145,340)	(2,267,669)	(176,141)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(247)	(14,511)	(12,019)	2,495
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(143,425)	(1,384,350)	(1,480,146)	(123,056)
					(752,210)	(9,386,407)	(9,887,372)	(731,056)
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -4.408%	Weekly	MS	07/11/28	(42,359)	(173,282)	(110,133)	59,748
Apellis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,037)	(56,585)	(29,907)	25,577
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(32,299)	(856,406)	(625,632)	213,916
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(9,186)	(140,623)	(120,474)	17,392
Axsome Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,826)	(138,223)	(164,103)	(28,589)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(47,969)	(425,048)	(391,427)	25,248
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(11,909)	(899,790)	(951,886)	(70,632)
Blueprint Medicines Corp.	USFF -0.250%	Weekly	MS	07/16/29	(74)	(6,616)	(6,845)	(582)
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(25,975)	(1,675,135)	(1,793,834)	(152,549)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,907)	$(77,551)	$(88,256)	$(12,219)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,574)	(446,008)	(438,131)	(896)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,828)	(157,877)	(71,067)	84,009
Day One Biopharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(130)	(1,846)	(1,811)	17
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,962)	(240,361)	(290,193)	(55,001)
Ideaya Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(86)	(3,358)	(2,724)	1,043
Immunovant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,194)	(258,725)	(262,121)	(8,479)
Insmed, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,313)	(461,036)	(460,849)	(8,882)
Ligand Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(63)	(6,245)	(6,306)	(170)
Liquidia Corp.	USFF -0.580%	Weekly	MS	01/12/29	(11,134)	(124,304)	(111,340)	10,529
Longboard Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(341)	(10,850)	(11,366)	(715)
Madrigal Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(68)	(17,015)	(14,431)	2,760
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(48,182)	(368,400)	(400,392)	(39,691)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,655)	(114,611)	(153,599)	(42,208)
Pfizer, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,091)	(91,555)	(89,454)	2,240
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,178)	(233,774)	(147,725)	81,457
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,774)	(340,363)	(344,205)	(10,738)
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(3)	(188)	(50)	148
Sana Biotechnology, Inc.	USFF -0.263%	Weekly	MS	01/12/29	(93)	(838)	(387)	449
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,014)	(753,934)	(751,088)	(11,995)
Soleno Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,559)	(73,734)	(78,714)	(7,259)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(23,842)	(416,738)	(398,161)	9,820
Standard BioTools, Inc.	USFF -0.260%	Weekly	MS	01/12/29	(45,422)	(93,321)	(87,664)	3,832
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Tarsus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,950)	$(62,625)	$(64,136)	$(3,407)
Tilray Brands, Inc.	USFF -1.119%	Weekly	MS	07/11/28	(80,538)	(152,569)	(141,747)	7,826
Vericel Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,355)	(107,975)	(99,499)	6,364
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,291)	(1,162,610)	(987,827)	151,196
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(264)	(10,150)	(10,394)	(429)
					(485,445)	(10,160,269)	(9,707,878)	249,130
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(7,194)	(145,221)	(146,038)	(4,511)
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,196)	(501,771)	(377,367)	116,069
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,676)	(390,351)	(385,765)	(4,284)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,598)	(220,032)	(195,269)	20,442
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,999)	(1,000,221)	(897,196)	83,333
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,301)	(439,306)	(373,079)	57,586
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(651)	(97,570)	(162,385)	(66,723)
indie Semiconductor, Inc., Class A	USFF -0.590%	Weekly	MS	01/12/29	(30,990)	(169,494)	(123,650)	42,518
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(92,705)	(2,541,121)	(2,174,859)	270,238
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,578)	(175,948)	(161,475)	9,709
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(21,028)	(1,113,240)	(1,115,956)	(24,635)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,540)	(259,793)	(282,600)	(29,042)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(30,586)	(598,516)	(442,885)	143,853
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,311)	(444,450)	(340,541)	90,677
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,813)	(405,016)	(325,098)	73,238
Synaptics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,716)	(159,982)	(133,127)	24,503
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,191)	(873,845)	(865,735)	(17,716)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,720)	(350,615)	(361,028)	(19,468)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,339)	(181,027)	(176,881)	594
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,266)	(530,314)	(254,780)	265,099
					(279,398)	(10,597,833)	(9,295,714)	1,031,480
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,001)	$(119,528)	$(129,974)	$(12,935)
Appian Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(841)	(36,907)	(28,712)	7,945
Applied Digital Corp.	USFF -3.230%	Weekly	MS	07/16/29	(10,281)	(63,197)	(84,818)	(22,852)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(1,133)	(142,440)	(147,913)	(8,488)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(30,036)	(459,787)	(348,117)	102,625
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(775)	(178,093)	(185,086)	(10,705)
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,519)	(953,820)	(876,472)	58,570
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(216)	(53,605)	(59,504)	(6,941)
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,656)	(1,362,026)	(1,142,571)	192,634
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(10,138)	(389,683)	(327,863)	54,157
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(116,494)	(1,274,636)	(1,287,259)	(37,721)
Cipher Mining, Inc.	USFF -0.259%	Weekly	MS	07/16/29	(93,246)	(301,548)	(360,862)	(66,720)
Cleanspark, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(28,107)	(389,149)	(262,519)	117,102
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,497)	(61,023)	(88,299)	(31,133)
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(59,556)	(1,211,647)	(1,213,751)	(25,962)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,165)	(87,668)	(83,260)	2,695
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,391)	(84,096)	(96,572)	(14,929)
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,508)	(185,152)	(191,937)	(10,419)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,333)	(220,456)	(89,808)	126,319
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(6,856)	(530,658)	(526,267)	(6,050)
Enfusion, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,054)	(52,934)	(57,452)	(5,547)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/16/29	(377)	(722,558)	(732,707)	(24,370)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(43,411)	(475,356)	(328,621)	137,383
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(38,683)	(1,729,937)	(1,111,363)	584,505
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(14,909)	(190,079)	(171,155)	15,192
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/16/29	(2,393)	(484,682)	(474,149)	1,169
JFrog Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/16/29	(8,239)	(222,266)	(239,261)	(21,359)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(26,794)	(738,137)	(441,833)	281,058
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(710)	(176,533)	(199,780)	(27,329)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(26,815)	(195,448)	(133,002)	58,570
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(947)	$(41,495)	$(31,516)	$8,453
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,976)	(262,718)	(240,705)	16,837
Perficient, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,504)	(338,322)	(339,962)	(8,291)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,017)	(116,162)	(120,007)	(6,714)
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(2,701)	(214,232)	(216,458)	(6,433)
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,937)	(1,281,058)	(1,141,364)	111,260
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(10,592)	(143,673)	(81,876)	58,981
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,932)	(309,121)	(230,583)	72,461
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(608)	(127,572)	(118,055)	7,422
Terawulf, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(68,394)	(272,020)	(320,084)	(57,996)
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,594)	(117,156)	(122,803)	(8,362)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,230)	(71,031)	(50,443)	19,203
Workiva, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,596)	(233,316)	(205,396)	23,469
Zscaler, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,380)	(1,029,040)	(1,090,597)	(84,828)
					(725,542)	(17,649,965)	(15,730,736)	1,551,926
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,943)	(551,495)	(520,201)	18,665
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,132)	(110,380)	(132,591)	(24,601)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,088)	(251,701)	(236,154)	10,600
CDW Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,501)	(567,308)	(565,976)	(10,428)
Ciena Corp.	USFF -0.250%	Weekly	MS	01/12/29	(23,533)	(1,307,843)	(1,449,397)	(167,308)
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(25,615)	(1,070,757)	(1,037,408)	9,407
Corning, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,677)	(888,245)	(978,717)	(121,322)
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,679)	(57,177)	(46,486)	9,579
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(6,782)	(412,596)	(380,470)	22,437
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(26,566)	(373,742)	(399,287)	(33,090)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,520)	(205,864)	(240,696)	(39,212)
IonQ, Inc.	USFF -2.730%	Weekly	MS	01/12/29	(29,147)	(273,252)	(254,745)	10,631
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,941)	(447,323)	(467,413)	(29,568)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,756)	(167,590)	(174,675)	(11,305)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,081)	(431,683)	(467,788)	(44,596)
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,027)	(236,003)	(243,402)	(11,751)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,769)	(148,859)	(141,784)	4,130
Ubiquiti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(356)	(105,033)	(78,932)	23,205
Viasat, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(6,809)	(308,854)	(81,299)	221,483
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,537)	$(48,881)	$(40,924)	$7,294
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(51,873)	(1,144,415)	(980,918)	131,208
					(253,332)	(9,109,001)	(8,919,263)	(24,542)
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,402)	(179,967)	(182,360)	(14,219)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,988)	(145,856)	(177,224)	(34,348)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(108,508)	(167,729)	(134,550)	29,822
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(377)	(6,649)	(2,707)	3,836
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,101)	(94,641)	(84,481)	6,882
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/27/25	(6,468)	(190,120)	(91,263)	54,587
United States Cellular Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,189)	(43,636)	(64,979)	(22,367)
					(126,033)	(828,598)	(737,564)	24,193
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(18,622)	(415,060)	(301,490)	105,218
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(8,595)	(525,805)	(473,241)	38,615
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,207)	(263,274)	(239,349)	18,481
Canadian National Railway Co. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(2,051)	(239,956)	(240,275)	(8,013)
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(607)	(62,429)	(66,995)	(6,158)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,091)	(388,081)	(406,157)	(25,708)
Frontier Group Holdings, Inc.	USFF -0.258%	Weekly	MS	01/12/29	(28,771)	(122,639)	(153,925)	(34,162)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(54,419)	(280,782)	(356,989)	(83,204)
Joby Aviation, Inc.	USFF -4.530%	Weekly	MS	01/12/29	(18,488)	(91,528)	(92,995)	(3,305)
Kirby Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,431)	(534,048)	(542,487)	(18,947)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,325)	(213,672)	(233,334)	(25,828)
Matson, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,492)	(191,305)	(212,789)	(27,221)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(800)	$(201,949)	$(198,800)	$(3,551)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,027)	(373,269)	(420,756)	(54,827)
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,142)	(1,671,234)	(1,811,131)	(172,810)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(7,582)	(203,635)	(216,390)	(20,559)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/11/28	(9,368)	(305,439)	(277,574)	16,445
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,899)	(113,868)	(66,128)	45,619
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,994)	(448,483)	(409,849)	28,650
United Parcel Service, Inc., Class B	USFF -0.250%	Weekly	MS	07/16/29	(2,054)	(279,667)	(280,042)	(7,420)
					(194,965)	(6,926,123)	(7,000,696)	(238,685)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(23,947)	(453,433)	(480,377)	(50,023)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(184,396)	(1,151,788)	(1,004,958)	79,068
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(7,296)	(378,076)	(442,794)	(86,098)
Altus Power, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,264)	(83,554)	(48,540)	33,453
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,411)	(466,803)	(560,706)	(113,988)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,370)	(174,695)	(197,397)	(27,809)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,757)	(221,046)	(223,084)	(7,493)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(3,425)	(184,652)	(185,704)	(9,274)
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,628)	(275,320)	(326,319)	(60,202)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(18,946)	(480,124)	(581,263)	(122,829)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,003)	(98,433)	(104,442)	(9,873)
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/16/29	(3,937)	(474,455)	(505,550)	(44,444)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,704)	(196,635)	(196,471)	(5,018)
Edison International	USFF -0.250%	Weekly	MS	07/16/29	(5,643)	(458,378)	(491,449)	(42,441)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,447)	(1,210,003)	(1,374,930)	(197,419)
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(165)	(6,322)	(6,364)	(153)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,542)	(489,172)	(529,689)	(77,028)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,103)	(202,863)	(206,927)	(17,173)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(19,395)	(830,958)	(860,168)	(62,543)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(5,491)	(232,520)	(249,511)	(23,630)
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,506)	(56,704)	(53,298)	2,302
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,666)	(362,475)	(377,928)	(34,661)
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,211)	(259,073)	(293,646)	(42,010)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,685)	(118,116)	(109,929)	3,703
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
September 30, 2024
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Montauk Renewables, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(991)	$(4,554)	$(5,163)	$(684)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,299)	(375,798)	(391,713)	(27,665)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,119)	(628,421)	(686,299)	(72,383)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,874)	(187,590)	(238,184)	(67,209)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(8,974)	(405,926)	(366,319)	7,837
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	08/27/25	(2,977)	(207,395)	(170,344)	3,127
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(14,779)	(584,152)	(606,235)	(33,578)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,080)	(526,647)	(601,314)	(89,829)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,065)	(632,225)	(620,521)	(4,299)
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/08/27	(715)	(64,092)	(55,884)	7,048
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,265)	(391,519)	(405,529)	(32,929)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(9,186)	(413,657)	(440,009)	(51,282)
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.780%	Weekly	MS	07/16/29	(2,817)	(17,546)	(17,719)	(504)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(9,733)	(772,613)	(813,971)	(75,706)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(2,750)	(153,005)	(159,803)	(11,399)
Sunnova Energy International, Inc.	USFF -0.680%	Weekly	MS	07/11/28	(12,583)	(172,447)	(122,558)	45,380
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,226)	(287,405)	(310,277)	(31,557)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,889)	(436,600)	(515,152)	(95,778)
					(471,260)	(15,127,190)	(15,938,438)	(1,446,993)

Total Reference Entity — Short						(213,065,487)	(201,033,524)	6,607,603
Net Value of Reference Entity						$(30,698,413)	$11,372,167	$42,771,615

*	Includes $701,035 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — 94.0%
Automobiles & Components — 1.8%
American Axle & Manufacturing Holdings, Inc.*	1,223	$ 7,558
Aptiv PLC (Jersey)*	2,281	164,255
BorgWarner, Inc.(a)	10,454	379,376
Dana, Inc.	8,130	85,853
Dorman Products, Inc.*	248	28,054
General Motors Co.(a)	9,066	406,519
Gentherm, Inc.*	32	1,490
LCI Industries	599	72,203
Lear Corp.(a)	2,741	299,180
Magna International, Inc. (Canada)	837	34,350
Phinia, Inc.	103	4,741
Visteon Corp.(a)*	2,312	220,195
		1,703,774
Capital Goods — 10.4%
3M Co.(a)	1,734	237,038
Acuity Brands, Inc.(a)	271	74,631
AECOM(a)	329	33,976
American Superconductor Corp.*	903	21,311
AMETEK, Inc.(a)	806	138,398
API Group Corp.*	870	28,727
Apogee Enterprises, Inc.	391	27,376
Array Technologies, Inc.(a)*	7,022	46,345
Axon Enterprise, Inc.*	65	25,974
AZZ, Inc.	393	32,466
Blue Bird Corp.(a)*	2,737	131,267
Builders FirstSource, Inc.*	185	35,864
BWX Technologies, Inc.(a)	184	20,001
Carlisle Cos., Inc.(a)	1,336	600,866
Caterpillar, Inc.(a)	571	223,330
Cummins, Inc.(a)	742	240,252
Deere & Co.	285	118,939
Distribution Solutions Group, Inc.*	2	77
Donaldson Co., Inc.(a)	2,031	149,685
Douglas Dynamics, Inc.	40	1,103
Dover Corp.(a)	1,102	211,297
Ducommun, Inc.*	8	527
Energy Recovery, Inc.*	49	852
Enerpac Tool Group Corp.	621	26,014
Esab Corp.	499	53,049
Federal Signal Corp.	996	93,086
Flowserve Corp.(a)	531	27,447
Fluence Energy, Inc.*	1,373	31,181
Franklin Electric Co., Inc.	279	29,245
GE Vernova, Inc.*	449	114,486
Generac Holdings, Inc.(a)*	947	150,459
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.(a)	358	$ 108,188
General Electric Co.(a)	3,974	749,417
Gibraltar Industries, Inc.*	568	39,720
Gorman-Rupp Co. (The)	66	2,571
Granite Construction, Inc.	1,031	81,738
Griffon Corp.(a)	1,811	126,770
Hayward Holdings, Inc.*	6,768	103,821
Herc Holdings, Inc.	399	63,613
Hexcel Corp.(a)	1,249	77,226
Hillman Solutions Corp.*	1,456	15,375
Honeywell International, Inc.	359	74,209
Howmet Aerospace, Inc.(a)	2,340	234,585
IDEX Corp.	195	41,828
Illinois Tool Works, Inc.(a)	254	66,566
Insteel Industries, Inc.	5	155
Johnson Controls International PLC (Ireland)	1,127	87,466
Kennametal, Inc.	2,481	64,332
Kratos Defense & Security Solutions, Inc.*	1,186	27,634
Lincoln Electric Holdings, Inc.(a)	566	108,683
Lockheed Martin Corp.(a)	367	214,534
Masco Corp.(a)	1,519	127,505
MasTec, Inc.(a)*	4,974	612,299
MDU Resources Group, Inc.(a)	1,703	46,679
Middleby Corp. (The)(a)*	2,641	367,442
MRC Global, Inc.*	1,319	16,804
MSC Industrial Direct Co., Inc., Class A(a)	1,158	99,657
Mueller Industries, Inc.(a)	220	16,302
Mueller Water Products, Inc., Class A	4,531	98,323
Northrop Grumman Corp.(a)	232	122,512
NuScale Power Corp.*	2,018	23,368
nVent Electric PLC (Ireland)	2,649	186,119
Otis Worldwide Corp.(a)	1,159	120,466
Parker-Hannifin Corp.(a)	209	132,050
Pentair PLC (Ireland)	1,057	103,364
Powell Industries, Inc.(a)	1,367	303,460
Proto Labs, Inc.*	85	2,496
Quanex Building Products Corp.	575	15,956
Quanta Services, Inc.(a)	506	150,864
Regal Rexnord Corp.(a)	1,787	296,428
Rocket Lab USA, Inc.*	12,416	120,808
Rockwell Automation, Inc.	409	109,800

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Shoals Technologies Group, Inc., Class A*	918	$ 5,150
Snap-on, Inc.(a)	557	161,368
Stanley Black & Decker, Inc.(a)	2,015	221,912
Sterling Infrastructure, Inc.(a)*	142	20,593
Tennant Co.	433	41,585
Thermon Group Holdings, Inc.*	22	656
Toro Co. (The)	351	30,442
Trane Technologies PLC (Ireland)	428	166,376
Tutor Perini Corp.*	1,680	45,629
United Rentals, Inc.	88	71,256
Valmont Industries, Inc.(a)	759	220,072
Watsco, Inc.(a)	137	67,388
Willis Lease Finance Corp.	1	149
Woodward, Inc.(a)	198	33,959
WW Grainger, Inc.(a)	143	148,550
Xylem, Inc.(a)	952	128,549
Zurn Elkay Water Solutions Corp.(a)	3,208	115,296
		9,765,332
Commercial & Professional Services — 2.7%
ABM Industries, Inc.(a)	2,241	118,235
ACV Auctions, Inc., Class A(a)*	1,160	23,583
Amentum Holdings, Inc.(a)*	2,021	65,177
Automatic Data Processing, Inc.(a)	810	224,151
BrightView Holdings, Inc.*	3,614	56,884
Brink's Co. (The)	262	30,298
Broadridge Financial Solutions, Inc.	179	38,490
Cimpress PLC (Ireland)*	275	22,528
Cintas Corp.(a)	668	137,528
Copart, Inc.*	1,207	63,247
CoreCivic, Inc.*	256	3,238
Dun & Bradstreet Holdings, Inc.	5,659	65,135
Enviri Corp.*	343	3,547
FTI Consulting, Inc.*	128	29,128
Heidrick & Struggles International, Inc.	19	738
HNI Corp.	580	31,227
ICF International, Inc.	293	48,870
Jacobs Solutions, Inc.(a)	2,229	291,776
KBR, Inc.	1,411	91,899
Kforce, Inc.	47	2,888
Korn Ferry	1,524	114,666
Leidos Holdings, Inc.(a)	1,255	204,565
ManpowerGroup, Inc.(a)	1,295	95,208
Maximus, Inc.	774	72,106
MSA Safety, Inc.	126	22,345
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
OPENLANE, Inc.*	1,826	$ 30,823
Parsons Corp.(a)*	1,113	115,396
Pitney Bowes, Inc.	134	955
RB Global, Inc. (Canada)	1,922	154,702
Republic Services, Inc.	500	100,420
Steelcase, Inc., Class A	3,714	50,102
TaskUS, Inc., Class A*	121	1,563
Tetra Tech, Inc.(a)	1,782	84,039
UniFirst Corp.	164	32,579
Veralto Corp.(a)	1,170	130,876
WNS Holdings Ltd. (Jersey)*	24	1,265
		2,560,177
Consumer Discretionary Distribution & Retail — 4.9%
Abercrombie & Fitch Co., Class A(a)*	2,220	310,578
Advance Auto Parts, Inc.(a)	6,189	241,309
Amazon.com, Inc.(a)*	3,533	658,304
AutoZone, Inc.*	22	69,301
Bath & Body Works, Inc.	3,003	95,856
Best Buy Co., Inc.	74	7,644
CarMax, Inc.*	699	54,089
Chewy, Inc., Class A(a)*	23,006	673,846
eBay, Inc.(a)	2,277	148,255
Etsy, Inc.*	1,138	63,193
Foot Locker, Inc.	4,711	121,732
Gap, Inc. (The)(a)	19,625	432,731
Group 1 Automotive, Inc.(a)	289	110,699
Home Depot, Inc. (The)	15	6,078
Kohl's Corp.(a)	13,456	283,922
Leslie's, Inc.*	14,760	46,642
Lithia Motors, Inc.	260	82,586
LKQ Corp.	244	9,741
Lowe's Cos., Inc.(a)	704	190,678
Monro, Inc.	3,052	88,081
Nordstrom, Inc.(a)	12,447	279,933
ODP Corp. (The)(a)*	1,972	58,667
O'Reilly Automotive, Inc.(a)*	32	36,851
Ross Stores, Inc.(a)	1,129	169,926
Shoe Carnival, Inc.	318	13,944
Signet Jewelers Ltd. (Bermuda)	400	41,256
TJX Cos., Inc. (The)	347	40,786
Ulta Beauty, Inc.(a)*	344	133,857
Williams-Sonoma, Inc.(a)	664	102,867
		4,573,352
Consumer Durables & Apparel — 2.2%
Acushnet Holdings Corp.	392	24,990

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Deckers Outdoor Corp.(a)*	897	$ 143,027
DR Horton, Inc.	473	90,234
Garmin Ltd. (Switzerland)	542	95,408
G-III Apparel Group Ltd.*	78	2,381
Hasbro, Inc.(a)	2,639	190,853
Kontoor Brands, Inc.	249	20,363
Lululemon Athletica, Inc.(a)*	322	87,375
Mattel, Inc.(a)*	9,367	178,441
Mohawk Industries, Inc.*	667	107,174
Newell Brands, Inc.	2,974	22,840
NVR, Inc.*	5	49,059
Peloton Interactive, Inc., Class A(a)*	45,221	211,634
PulteGroup, Inc.(a)	639	91,716
PVH Corp.	704	70,984
Ralph Lauren Corp.(a)	388	75,222
Skechers USA, Inc., Class A*	2,095	140,197
Sonos, Inc.*	8,882	109,160
Tapestry, Inc.	1,148	53,933
Tempur Sealy International, Inc.	503	27,464
Under Armour, Inc., Class C*	12,237	102,301
Vista Outdoor, Inc.(a)*	779	30,521
Worthington Enterprises, Inc.	2,582	107,024
		2,032,301
Consumer Services — 3.1%
Accel Entertainment, Inc.*	12	139
ADT, Inc.	7,526	54,413
Aramark(a)	5,149	199,421
BJ's Restaurants, Inc.*	1,235	40,212
Bright Horizons Family Solutions, Inc.*	127	17,797
Cava Group, Inc.*	501	62,049
Cracker Barrel Old Country Store, Inc.(a)	3,435	155,777
Darden Restaurants, Inc.	371	60,892
Domino's Pizza, Inc.(a)	151	64,951
DoorDash, Inc., Class A*	298	42,534
Frontdoor, Inc.(a)*	1,481	71,073
Grand Canyon Education, Inc.*	139	19,717
Hilton Worldwide Holdings, Inc.(a)	588	135,534
Hyatt Hotels Corp., Class A(a)	1,613	245,499
International Game Technology PLC (United Kingdom)	2,638	56,189
Jack in the Box, Inc.	1,133	52,730
Las Vegas Sands Corp.(a)	1,548	77,926
Life Time Group Holdings, Inc.*	3,701	90,378
Marriott International, Inc., Class A(a)	1,045	259,787
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.(a)	392	$ 119,368
Papa John's International, Inc.(a)	1,598	86,084
Perdoceo Education Corp.	810	18,014
Rush Street Interactive, Inc.*	12,179	132,142
Sabre Corp.*	6,145	22,552
Strategic Education, Inc.	418	38,686
Stride, Inc.*	665	56,731
Sweetgreen, Inc., Class A(a)*	4,601	163,106
Target Hospitality Corp.*	101	786
Texas Roadhouse, Inc.(a)	667	117,792
Universal Technical Institute, Inc.*	98	1,594
Vail Resorts, Inc.(a)	470	81,916
Wyndham Hotels & Resorts, Inc.(a)	800	62,512
Wynn Resorts Ltd.(a)	1,914	183,514
Yum! Brands, Inc.(a)	929	129,791
		2,921,606
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A(a)	11,215	207,253
Costco Wholesale Corp.	164	145,389
Dollar General Corp.(a)	1,629	137,765
Dollar Tree, Inc.*	1,104	77,633
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	14,027	—
Kroger Co. (The)(a)	465	26,645
Natural Grocers by Vitamin Cottage, Inc.	8	238
Sysco Corp.(a)	2,368	184,846
Target Corp.(a)	2,933	457,137
Walgreens Boots Alliance, Inc.	6,949	62,263
Walmart, Inc.(a)	1,494	120,640
		1,419,809
Energy — 7.1%
Antero Resources Corp.(a)*	4,405	126,203
Archrock, Inc.(a)	2,026	41,006
Baker Hughes Co.	2,385	86,218
Borr Drilling Ltd. (Bermuda)	15,604	85,666
BW LPG Ltd. (Singapore)	13	187
Cameco Corp. (Canada)	3,032	144,808
Canadian Natural Resources Ltd. (Canada)	14,967	497,054
Cenovus Energy, Inc. (Canada)	5,946	99,477
ChampionX Corp.(a)	2,829	85,294
Chevron Corp.(a)	2,076	305,733
ConocoPhillips(a)	2,153	226,668
CONSOL Energy, Inc.(a)	257	26,895

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Coterra Energy, Inc.(a)	5,259	$ 125,953
Devon Energy Corp.(a)	19,934	779,818
Diamondback Energy, Inc.(a)	1,108	191,019
Dorian LPG Ltd. (Marshall Islands)	6,746	232,197
DT Midstream, Inc.(a)	1,528	120,193
EOG Resources, Inc.(a)	2,809	345,310
FLEX LNG Ltd. (Bermuda)	100	2,544
Hafnia Ltd. (Bermuda)	439	3,143
Halliburton Co.	1,856	53,917
Helix Energy Solutions Group, Inc.(a)*	5,454	60,539
Helmerich & Payne, Inc.(a)	2,903	88,309
Hess Corp.	611	82,974
Imperial Oil Ltd. (Canada)	857	60,376
Kinder Morgan, Inc.(a)	6,544	144,557
Liberty Energy, Inc.	156	2,978
Marathon Oil Corp.(a)	18,044	480,512
Marathon Petroleum Corp.	77	12,544
Murphy Oil Corp.(a)	12,905	435,415
Nabors Industries Ltd. (Bermuda)*	1,385	89,291
Noble Corp. PLC (United Kingdom)	1,471	53,162
Occidental Petroleum Corp.(a)	5,432	279,965
Oceaneering International, Inc.*	208	5,173
Okeanis Eco Tankers Corp. (Marshall Islands)	6	196
Ovintiv, Inc.	3,452	132,246
Phillips 66	541	71,115
Precision Drilling Corp. (Canada)*	6	370
RPC, Inc.	203	1,291
SM Energy Co.(a)	6,303	251,931
Suncor Energy, Inc. (Canada)	4,850	179,062
TechnipFMC PLC (United Kingdom)	12,020	315,285
Valero Energy Corp.(a)	2,579	348,242
		6,674,836
Financial Services — 3.2%
Affirm Holdings, Inc.(a)*	5,584	227,939
Berkshire Hathaway, Inc., Class B(a)*	658	302,851
BlackRock, Inc.	93	88,304
Block, Inc.(a)*	2,439	163,730
Cboe Global Markets, Inc.	705	144,433
CME Group, Inc.(a)	814	179,609
Corpay, Inc.*	234	73,186
Donnelley Financial Solutions, Inc.*	9	592
Euronet Worldwide, Inc.(a)*	1,721	170,775
FactSet Research Systems, Inc.(a)	30	13,795
Fiserv, Inc.(a)*	1,018	182,884
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Franklin Resources, Inc.(a)	2,937	$ 59,181
Global Payments, Inc.	1,081	110,716
Intercontinental Exchange, Inc.	542	87,067
Jack Henry & Associates, Inc.	755	133,288
Mastercard, Inc., Class A(a)	312	154,066
Moody's Corp.	34	16,136
Morningstar, Inc.(a)	567	180,941
Nasdaq, Inc.	948	69,213
Payoneer Global, Inc.*	9,977	75,127
PayPal Holdings, Inc.(a)*	2,521	196,714
S&P Global, Inc.	129	66,644
T Rowe Price Group, Inc.(a)	841	91,610
Visa, Inc., Class A(a)	686	188,616
		2,977,417
Food, Beverage & Tobacco — 4.0%
Altria Group, Inc.(a)	3,966	202,425
B&G Foods, Inc.	5,065	44,977
Brown-Forman Corp., Class B(a)	3,224	158,621
Celsius Holdings, Inc.(a)*	9,864	309,335
Coca-Cola Co. (The)(a)	1,672	120,150
Coca-Cola Consolidated, Inc.	16	21,062
Conagra Brands, Inc.(a)	4,321	140,519
Darling Ingredients, Inc.(a)*	8,641	321,099
Hain Celestial Group, Inc. (The)*	3,905	33,700
Ingredion, Inc.(a)	1,372	188,554
Kellanova(a)	2,248	181,436
Keurig Dr Pepper, Inc.(a)	5,120	191,898
Kraft Heinz Co. (The)(a)	6,463	226,916
Lancaster Colony Corp.(a)	650	114,770
MGP Ingredients, Inc.	115	9,574
Mission Produce, Inc.*	58	744
Molson Coors Beverage Co., Class B	1,650	94,908
Mondelez International, Inc., Class A	745	54,884
PepsiCo, Inc.(a)	487	82,814
Philip Morris International, Inc.	842	102,219
Pilgrim's Pride Corp.(a)*	3,976	183,095
Post Holdings, Inc.(a)*	1,255	145,266
Primo Water Corp. (Canada)	3,405	85,976
Simply Good Foods Co. (The)(a)*	3,125	108,656
SunOpta, Inc. (Canada)*	2,512	16,027
Tyson Foods, Inc., Class A(a)	4,870	290,057
Utz Brands, Inc.	2,504	44,321
Vita Coco Co., Inc. (The)(a)*	4,822	136,511
Vital Farms, Inc.*	2,956	103,667
		3,714,181

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 7.0%
Addus HomeCare Corp.*	316	$ 42,037
Alcon, Inc. (Switzerland)	957	95,767
Avanos Medical, Inc.*	1,318	31,672
Aveanna Healthcare Holdings, Inc.*	19	99
Becton Dickinson & Co.(a)	2,821	680,143
Cencora, Inc.(a)	817	183,890
Centene Corp.(a)*	2,603	195,954
Cigna Group (The)(a)	549	190,196
Community Health Systems, Inc.*	3,483	21,142
Cross Country Healthcare, Inc.*	1,708	22,956
CVS Health Corp.	292	18,361
DaVita, Inc.*	681	111,636
DENTSPLY SIRONA, Inc.(a)	6,958	188,284
Doximity, Inc., Class A(a)*	2,200	95,854
Elevance Health, Inc.(a)	310	161,200
Envista Holdings Corp.(a)*	15,125	298,870
GE HealthCare Technologies, Inc.(a)	2,170	203,655
GeneDx Holdings Corp.*	706	29,963
Guardant Health, Inc.(a)*	2,318	53,175
HCA Healthcare, Inc.	222	90,227
HealthEquity, Inc.*	963	78,822
HealthStream, Inc.	13	375
Hologic, Inc.(a)*	4,713	383,921
Humana, Inc.(a)	500	158,370
ICU Medical, Inc.(a)*	1,574	286,814
IDEXX Laboratories, Inc.(a)*	103	52,038
LivaNova PLC (United Kingdom)*	1,104	58,004
Masimo Corp.(a)*	2,716	362,124
McKesson Corp.	201	99,378
Medtronic PLC (Ireland)	2,414	217,332
Merit Medical Systems, Inc.*	748	73,925
Molina Healthcare, Inc.(a)*	424	146,093
National HealthCare Corp.	56	7,043
Omnicell, Inc.*	1,915	83,494
Owens & Minor, Inc.*	2,024	31,757
Pediatrix Medical Group, Inc.*	2,137	24,768
Phreesia, Inc.*	1,199	27,325
PROCEPT BioRobotics Corp.*	429	34,371
ResMed, Inc.(a)	1,514	369,598
Simulations Plus, Inc.	59	1,889
Solventum Corp.(a)*	911	63,515
STERIS PLC (Ireland)	1,346	326,459
Tenet Healthcare Corp.(a)*	2,077	345,197
UnitedHealth Group, Inc.(a)	154	90,041
Universal Health Services, Inc., Class B(a)	1,131	259,010
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Veeva Systems, Inc., Class A(a)*	1,153	$ 241,980
Zimmer Biomet Holdings, Inc.(a)	693	74,809
		6,613,533
Household & Personal Products — 1.6%
BellRing Brands, Inc.(a)*	955	57,988
Central Garden & Pet Co., Class A*	116	3,642
Church & Dwight Co., Inc.	246	25,761
Colgate-Palmolive Co.(a)	2,948	306,032
Coty, Inc., Class A*	8,960	84,134
Edgewell Personal Care Co.	1,104	40,119
Energizer Holdings, Inc.	643	20,422
Estee Lauder Cos., Inc. (The), Class A(a)	4,488	447,409
Kenvue, Inc.	270	6,245
Kimberly-Clark Corp.(a)	1,500	213,420
Oddity Tech Ltd., Class A (Israel)*	2,482	100,223
Procter & Gamble Co. (The)	258	44,686
Reynolds Consumer Products, Inc.	1,977	61,485
WD-40 Co.(a)	208	53,639
		1,465,205
Materials — 6.7%
Agnico Eagle Mines Ltd. (Canada)	329	26,504
Alamos Gold, Inc., Class A (Canada)	3,151	62,831
Alcoa Corp.(a)	6,487	250,269
Alpha Metallurgical Resources, Inc.(a)	284	67,075
Amcor PLC (Jersey)	4,474	50,690
AptarGroup, Inc.	657	105,245
Ashland, Inc.(a)	1,671	145,327
ATI, Inc.(a)*	1,175	78,619
Avery Dennison Corp.(a)	773	170,648
Avient Corp.	2,222	111,811
Axalta Coating Systems Ltd. (Bermuda)*	6,390	231,254
Ball Corp.(a)	3,892	264,306
Barrick Gold Corp. (Canada)	6,007	119,479
Cabot Corp.(a)	1,199	134,012
Celanese Corp.(a)	218	29,639
Cleveland-Cliffs, Inc.(a)*	29,143	372,156
Commercial Metals Co.	1,031	56,664
Crown Holdings, Inc.(a)	1,651	158,298
DuPont de Nemours, Inc.(a)	1,860	165,745
Eastman Chemical Co.	463	51,833
FMC Corp.(a)	3,272	215,756
Fortuna Mining Corp. (Canada)*	51,845	240,042

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Freeport-McMoRan, Inc.	2,089	$ 104,283
Hudbay Minerals, Inc. (Canada)	28,667	263,450
Innospec, Inc.	177	20,017
International Paper Co.(a)	1,319	64,433
Kaiser Aluminum Corp.	272	19,725
Kinross Gold Corp. (Canada)	13,585	127,156
Kronos Worldwide, Inc.	563	7,009
Linde PLC (Ireland)	413	196,943
Louisiana-Pacific Corp.	916	98,433
LyondellBasell Industries NV, Class A (Netherlands)	3,609	346,103
Mativ Holdings, Inc.	2,490	42,305
Metallus, Inc.*	1,018	15,097
Minerals Technologies, Inc.	782	60,394
Mosaic Co. (The)	1,008	26,994
New Gold, Inc. (Canada)*	52,152	150,198
NewMarket Corp.(a)	151	83,335
Newmont Corp.	1,768	94,500
Nucor Corp.	416	62,541
Nutrien Ltd. (Canada)	1,453	69,831
Orla Mining Ltd. (Canada)*	115	460
Pan American Silver Corp. (Canada)	10,417	217,403
PPG Industries, Inc.	586	77,622
Quaker Chemical Corp.	574	96,713
Scotts Miracle-Gro Co. (The)(a)	5,683	492,716
Sealed Air Corp.(a)	4,048	146,942
Silgan Holdings, Inc.	1,619	84,998
Sonoco Products Co.	693	37,859
Southern Copper Corp.(a)	572	66,163
Sylvamo Corp.	235	20,175
Vulcan Materials Co.	182	45,578
West Fraser Timber Co. Ltd. (Canada)	46	4,479
Worthington Steel, Inc.	27	918
		6,252,976
Media & Entertainment — 4.7%
Advantage Solutions, Inc.*	98	336
Alphabet, Inc., Class A(a)	3,680	610,328
Angi, Inc.*	388	1,001
Bumble, Inc., Class A(a)*	30,839	196,753
Charter Communications, Inc., Class A(a)*	1,085	351,627
Comcast Corp., Class A(a)	4,535	189,427
Electronic Arts, Inc.	628	90,080
EverQuote, Inc., Class A*	2,239	47,221
Fox Corp., Class A	1,646	69,675
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
IAC, Inc.*	1,345	$ 72,388
Interpublic Group of Cos., Inc. (The)(a)	3,853	121,870
Match Group, Inc.*	1,770	66,977
Meta Platforms, Inc., Class A(a)	1,063	608,504
Netflix, Inc.(a)*	412	292,219
News Corp., Class A(a)	4,874	129,795
Omnicom Group, Inc.(a)	1,086	112,282
Sinclair, Inc.	619	9,471
Sirius XM Holdings, Inc.	4,531	107,158
Sphere Entertainment Co.(a)*	2,571	113,587
Spotify Technology SA (Luxembourg)*	961	354,157
Thryv Holdings, Inc.*	16	276
TKO Group Holdings, Inc.(a)*	2,235	276,492
TripAdvisor, Inc.(a)*	4,015	58,177
Vimeo, Inc.*	12,309	62,160
Walt Disney Co. (The)(a)	3,400	327,046
Yelp, Inc.(a)*	3,341	117,202
		4,386,209
Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
ADMA Biologics, Inc.(a)*	12,427	248,416
Alkermes PLC (Ireland)*	9,504	266,017
Alnylam Pharmaceuticals, Inc.(a)*	607	166,943
Amneal Pharmaceuticals, Inc.*	2,634	21,915
Amphastar Pharmaceuticals, Inc.*	2,349	113,997
Arcellx, Inc.*	255	21,295
Avantor, Inc.*	645	16,686
Avid Bioservices, Inc.*	198	2,253
BioCryst Pharmaceuticals, Inc.*	3,543	26,927
Biogen, Inc.(a)*	493	95,563
BioLife Solutions, Inc.*	741	18,555
BioMarin Pharmaceutical, Inc.(a)*	2,519	177,060
Bristol-Myers Squibb Co.(a)	2,931	151,650
Catalent, Inc.(a)*	3,781	229,015
Catalyst Pharmaceuticals, Inc.*	136	2,704
Charles River Laboratories International, Inc.*	182	35,849
Collegium Pharmaceutical, Inc.*	2,751	106,299
Elanco Animal Health, Inc.(a)*	23,601	346,699
Eli Lilly & Co.(a)	40	35,438
Exelixis, Inc.*	1,611	41,805
Fortrea Holdings, Inc.(a)*	6,679	133,580
Gilead Sciences, Inc.	122	10,228
Halozyme Therapeutics, Inc.*	1,397	79,964

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Harmony Biosciences Holdings, Inc.(a)*	4,128	$ 165,120
Illumina, Inc.(a)*	2,207	287,815
Indivior PLC (United Kingdom)*	350	3,412
Innoviva, Inc.*	1,373	26,513
Iovance Biotherapeutics, Inc.*	2,725	25,588
IQVIA Holdings, Inc.(a)*	683	161,850
Jazz Pharmaceuticals PLC (Ireland)*	604	67,292
Johnson & Johnson(a)	2,098	340,002
Kiniksa Pharmaceuticals International PLC (United Kingdom)*	363	9,071
Medpace Holdings, Inc.*	44	14,687
Merck & Co., Inc.(a)	3,131	355,556
Mesa Laboratories, Inc.	63	8,181
Mettler-Toledo International, Inc.(a)*	114	170,966
Natera, Inc.*	149	18,916
Neurocrine Biosciences, Inc.*	1,082	124,668
Organon & Co.	33	631
Pacira BioSciences, Inc.*	3,802	57,220
Phibro Animal Health Corp., Class A	6	135
Protagonist Therapeutics, Inc.*	111	4,995
QIAGEN NV (Netherlands)	7,022	319,992
Repligen Corp.(a)*	1,991	296,301
Revvity, Inc.	711	90,830
Supernus Pharmaceuticals, Inc.*	2,110	65,790
TG Therapeutics, Inc.(a)*	4,284	100,203
Thermo Fisher Scientific, Inc.(a)	287	177,530
Twist Bioscience Corp.(a)*	1,307	59,050
Viatris, Inc.	1,074	12,469
Waters Corp.(a)*	536	192,901
		5,506,542
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc.(a)*	1,913	313,885
Applied Materials, Inc.(a)	1,419	286,709
Broadcom, Inc.	1,685	290,663
Cirrus Logic, Inc.(a)*	4,237	526,278
Credo Technology Group Holding Ltd. (Cayman Islands)*	4,534	139,647
FormFactor, Inc.*	755	34,730
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	6,664	268,226
KLA Corp.	18	13,939
Lam Research Corp.(a)	273	222,790
Micron Technology, Inc.(a)	7,235	750,342
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MKS Instruments, Inc.(a)	1,890	$ 205,462
Monolithic Power Systems, Inc.(a)	210	194,145
NVIDIA Corp.(a)	2,728	331,288
NXP Semiconductors NV (Netherlands)	955	229,210
ON Semiconductor Corp.(a)*	2,941	213,546
Onto Innovation, Inc.(a)*	1,147	238,071
Photronics, Inc.*	3,139	77,722
Qorvo, Inc.(a)*	5,247	542,015
QUALCOMM, Inc.(a)	4,924	837,326
Rambus, Inc.(a)*	5,584	235,756
Semtech Corp.(a)*	2,094	95,612
Skyworks Solutions, Inc.(a)	4,176	412,464
SMART Global Holdings, Inc. (Cayman Islands)*	4,900	102,655
		6,562,481
Software & Services — 9.8%
Accenture PLC, Class A (Ireland)	800	282,784
Adobe, Inc.(a)*	1,055	546,258
Alarm.com Holdings, Inc.*	2,023	110,597
ANSYS, Inc.(a)*	804	256,178
Appfolio, Inc., Class A(a)*	87	20,480
ASGN, Inc.*	385	35,894
Blackbaud, Inc.*	305	25,827
BlackBerry Ltd. (Canada)*	211	553
BlackLine, Inc.(a)*	5,236	288,713
Blend Labs, Inc., Class A*	5,481	20,554
Box, Inc., Class A(a)*	1,800	58,914
Cadence Design Systems, Inc.(a)*	556	150,693
Clear Secure, Inc., Class A(a)	2,807	93,024
Crowdstrike Holdings, Inc., Class A(a)*	924	259,154
Docebo, Inc. (Canada)*	3	133
DocuSign, Inc.(a)*	7,079	439,535
DoubleVerify Holdings, Inc.*	2,624	44,188
DXC Technology Co.(a)*	8,184	169,818
Envestnet, Inc.*	1,590	99,566
Fortinet, Inc.(a)*	2,285	177,202
Gartner, Inc.*	159	80,575
Gen Digital, Inc.(a)	5,021	137,726
Gitlab, Inc., Class A*	455	23,451
GoDaddy, Inc., Class A(a)*	1,584	248,339
Guidewire Software, Inc.(a)*	856	156,597
Informatica, Inc., Class A(a)*	4,307	108,881
Instructure Holdings, Inc.*	865	20,371
Intapp, Inc.*	134	6,409

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
InterDigital, Inc.(a)	3,224	$ 456,615
International Business Machines Corp.	112	24,761
Intuit, Inc.	101	62,721
Kyndryl Holdings, Inc.(a)*	4,491	103,203
LiveRamp Holdings, Inc.(a)*	2,346	58,134
Microsoft Corp.(a)	1,132	487,100
NCR Voyix Corp.(a)*	3,139	42,596
Oracle Corp.	743	126,607
Palo Alto Networks, Inc.(a)*	1,300	444,340
Pegasystems, Inc.(a)	5,717	417,855
Progress Software Corp.	226	15,226
Q2 Holdings, Inc.(a)*	1,768	141,033
Qualys, Inc.(a)*	2,034	261,288
Rapid7, Inc.(a)*	5,269	210,180
Roper Technologies, Inc.(a)	261	145,231
Salesforce, Inc.(a)	696	190,502
Samsara, Inc., Class A(a)*	4,413	212,354
SEMrush Holdings, Inc., Class A*	1,119	17,579
ServiceNow, Inc.(a)*	361	322,875
Smartsheet, Inc., Class A*	1,932	106,955
Synopsys, Inc.(a)*	300	151,917
Teradata Corp.*	1,546	46,906
Twilio, Inc., Class A(a)*	5,187	338,296
Unity Software, Inc.*	7,455	168,632
Varonis Systems, Inc.*	1,350	76,275
Verint Systems, Inc.*	2,813	71,253
VeriSign, Inc.(a)*	1,156	219,594
Workday, Inc., Class A(a)*	1,655	404,499
Yext, Inc.*	3,850	26,642
		9,213,583
Technology Hardware & Equipment — 4.5%
Amphenol Corp., Class A	1,512	98,522
Apple, Inc.(a)	3,309	770,997
Arista Networks, Inc.(a)*	385	147,771
Arrow Electronics, Inc.*	640	85,011
Avnet, Inc.	289	15,696
Bel Fuse, Inc., Class B	372	29,206
Benchmark Electronics, Inc.	1,837	81,416
Cisco Systems, Inc.	2,372	126,238
Dell Technologies, Inc., Class C(a)	2,115	250,712
Diebold Nixdorf, Inc.*	5	223
Digi International, Inc.*	111	3,056
ePlus, Inc.*	438	43,073
F5, Inc.(a)*	705	155,241
Fabrinet (Cayman Islands)*	323	76,370
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett Packard Enterprise Co.(a)	8,605	$ 176,058
HP, Inc.(a)	5,050	181,143
Itron, Inc.(a)*	2,993	319,682
Jabil, Inc.(a)	669	80,166
Juniper Networks, Inc.	288	11,226
Littelfuse, Inc.	141	37,400
Mirion Technologies, Inc.*	3,340	36,974
Napco Security Technologies, Inc.	1,210	48,957
NetApp, Inc.(a)	2,003	247,390
NetScout Systems, Inc.(a)*	1,749	38,041
Plexus Corp.*	293	40,056
Pure Storage, Inc., Class A(a)*	946	47,527
Rogers Corp.*	1,097	123,972
ScanSource, Inc.*	1,196	57,444
Seagate Technology Holdings PLC (Ireland)	1,212	132,750
TE Connectivity PLC (Ireland)	1,137	171,676
Teledyne Technologies, Inc.(a)*	439	192,133
Trimble, Inc.*	676	41,973
Vontier Corp.	1,171	39,509
Western Digital Corp.(a)*	4,306	294,057
		4,201,666
Telecommunication Services — 0.7%
AT&T, Inc.(a)	5,347	117,634
BCE, Inc. (Canada)	2,185	76,038
Iridium Communications, Inc.(a)	4,793	145,947
TELUS Corp. (Canada)	2,652	44,500
T-Mobile US, Inc.(a)	911	187,994
Verizon Communications, Inc.(a)	2,054	92,245
		664,358
Transportation — 1.7%
CSX Corp.(a)	6,833	235,943
Delta Air Lines, Inc.(a)	2,181	110,773
FedEx Corp.(a)	864	236,460
Forward Air Corp.	1,939	68,641
FTAI Infrastructure, Inc.	3,873	36,251
Genco Shipping & Trading Ltd. (Marshall Islands)	925	18,038
Golden Ocean Group Ltd. (Bermuda)	3,188	42,655
Heartland Express, Inc.	700	8,596
JB Hunt Transport Services, Inc.(a)	998	171,985
Old Dominion Freight Line, Inc.	192	38,139
SkyWest, Inc.(a)*	2,586	219,862
Uber Technologies, Inc.(a)*	2,271	170,688

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.(a)	231	$ 56,937
Werner Enterprises, Inc.(a)	4,074	157,216
		1,572,184
Utilities — 3.5%
American Water Works Co., Inc.	510	74,582
Atmos Energy Corp.	509	70,603
Brookfield Renewable Corp., Class A (Canada)	4,316	140,961
CMS Energy Corp.	899	63,496
Constellation Energy Corp.(a)	1,521	395,491
Dominion Energy, Inc.(a)	13,405	774,675
National Fuel Gas Co.(a)	2,880	174,557
NRG Energy, Inc.(a)	10,354	943,249
Pinnacle West Capital Corp.	247	21,882
PPL Corp.(a)	8,226	272,116
Southern Co. (The)(a)	2,332	210,300
Southwest Gas Holdings, Inc.(a)	1,759	129,744
Vistra Corp.	539	63,893
		3,335,549
TOTAL COMMON STOCKS (Cost $80,847,189)		88,117,071
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%		5,669,117
NET ASSETS - 100.0%		$93,786,188

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Security is fair valued by the Fund’s adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
The portfolio matures between August 29, 2025 and September 17, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (69.0)% of net assets as of September 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	328	$2,012	$2,027	$148
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	03/12/29	483	32,847	34,781	4,305
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,719	86,778	98,673	18,933
Dana, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,203	26,317	23,264	(998)
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	70	6,391	7,918	1,978
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	2,517	94,677	112,862	25,575
Gentherm, Inc.	USFF +0.250%	Weekly	MS	09/13/29	7	333	326	5
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	162	17,410	19,527	3,689
Lear Corp.	USFF +0.250%	Weekly	MS	01/12/29	753	85,536	82,190	3,314
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	236	9,252	9,685	1,188
Phinia, Inc.	USFF +0.250%	Weekly	MS	09/13/29	27	1,247	1,243	74
Visteon Corp.	USFF +0.250%	Weekly	MS	01/07/27	621	65,671	59,144	(1,772)
					10,126	428,471	451,640	56,439
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	486	50,650	66,436	19,990
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	7,100	9,088	2,627
American Superconductor Corp.	USFF +0.250%	Weekly	MS	03/12/29	139	3,404	3,280	111
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/12/29	232	38,177	39,837	4,517
API Group Corp.	USFF +0.250%	Weekly	MS	09/13/29	236	7,885	7,793	468
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	113	7,041	7,912	1,401
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,570	14,217	10,362	(2,836)
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	03/12/29	18	6,301	7,193	1,337
AZZ, Inc.	USFF +0.250%	Weekly	MS	01/12/29	315	23,881	26,022	3,905
Blue Bird Corp.	USFF +0.250%	Weekly	MS	03/12/29	837	40,829	40,143	2,265
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	09/13/29	51	9,805	9,887	781
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	72	6,631	7,826	1,868
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	357	143,305	160,561	28,031
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	01/12/29	154	51,254	60,232	12,853
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	213	56,154	68,967	17,670
Deere & Co.	USFF +0.250%	Weekly	MS	03/12/29	77	27,509	32,134	6,735
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	551	37,095	40,609	6,689
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	09/13/29	14	386	386	15
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	303	$52,072	$58,097	$10,034
Ducommun, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2	129	132	—
Energy Recovery, Inc.	USFF +0.250%	Weekly	MS	09/13/29	14	242	243	6
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	179	5,374	7,498	2,538
Esab Corp.	USFF +0.250%	Weekly	MS	01/12/29	132	12,605	14,033	2,365
Federal Signal Corp.	USFF +0.250%	Weekly	MS	03/12/29	275	24,877	25,702	2,625
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	158	6,033	8,167	2,856
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	380	8,415	8,630	813
Franklin Electric Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	67	6,603	7,023	901
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/12/29	122	16,520	31,108	15,774
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	291	39,889	46,234	9,411
General Dynamics Corp.	USFF +0.250%	Weekly	MS	03/12/29	99	28,790	29,918	3,357
General Electric Co.	USFF +0.250%	Weekly	MS	01/12/29	1,187	189,021	223,844	48,964
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	148	9,727	10,350	1,318
Gorman-Rupp Co. (The)	USFF +0.250%	Weekly	MS	03/12/29	18	673	701	64
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	03/12/29	279	19,280	22,119	4,279
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	494	18,023	34,580	19,157
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,857	26,631	28,486	3,776
Herc Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	108	15,514	17,218	2,896
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/12/29	344	21,591	21,270	873
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	405	3,136	4,277	1,366
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	03/12/29	100	20,810	20,671	1,469
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	629	46,514	63,057	20,103
IDEX Corp.	USFF +0.250%	Weekly	MS	01/12/29	54	11,128	11,583	1,277
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	74	17,366	19,393	4,002
Insteel Industries, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1	31	31	(10)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	310	21,315	24,059	4,391
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	698	16,809	18,099	2,785
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	339	6,653	7,899	1,781
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	149	28,612	28,611	2,153
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/06/26	162	74,241	94,699	27,118
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	414	$26,200	$34,751	$11,095
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,359	128,173	167,293	48,607
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	494	9,109	13,541	5,595
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	07/11/28	725	98,371	100,869	9,627
MRC Global, Inc.	USFF +0.250%	Weekly	MS	03/12/29	439	5,524	5,593	457
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	327	25,694	28,142	4,360
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	60	3,238	4,446	1,525
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,255	24,458	27,234	4,567
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/12/29	68	30,168	35,909	8,312
NuScale Power Corp.	USFF +0.250%	Weekly	MS	09/13/29	546	6,271	6,323	494
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	814	51,578	57,192	9,431
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	03/12/29	342	32,113	35,547	6,345
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	60	30,460	37,909	9,871
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	288	24,433	28,164	5,564
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	379	46,576	84,134	42,253
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	09/13/29	26	761	764	45
Quanex Building Products Corp.	USFF +0.250%	Weekly	MS	03/12/29	158	4,264	4,385	429
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	162	35,105	48,300	15,761
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	489	75,011	81,115	11,771
Rocket Lab USA, Inc.	USFF +0.250%	Weekly	MS	03/12/29	3,396	27,325	33,043	7,689
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	03/12/29	111	29,112	29,799	2,786
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	249	1,429	1,397	59
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	157	41,701	45,484	7,967
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	546	49,703	60,131	14,953
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	20	1,543	2,900	1,635
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	109	9,239	10,468	2,004
Thermon Group Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	5	146	149	1
Toro Co. (The)	USFF +0.250%	Weekly	MS	03/12/29	99	8,253	8,586	954
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	118	34,089	45,870	14,460
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	533	9,986	14,476	5,203
United Rentals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	24	17,757	19,434	2,953
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	03/12/29	204	56,737	59,150	6,641
Watsco, Inc.	USFF +0.250%	Weekly	MS	01/12/29	47	21,280	23,118	3,468
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	33	$4,320	$5,660	$1,862
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	41	36,119	42,591	9,362
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	263	34,227	35,513	3,845
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	866	24,849	31,124	8,421
					30,072	2,345,570	2,756,904	597,241
Commercial & Professional Services
ABM Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	21	1,020	1,108	153
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	560	13,520	18,060	19,816
BrightView Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	986	13,423	15,520	3,058
Brink's Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	87	6,981	10,061	3,633
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	52	10,958	11,182	1,046
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	78	6,662	6,390	199
Cintas Corp.	USFF +0.250%	Weekly	MS	01/07/27	184	29,709	37,882	10,464
Copart, Inc.	USFF +0.250%	Weekly	MS	03/12/29	321	15,848	16,820	2,110
CoreCivic, Inc.	USFF +0.250%	Weekly	MS	09/13/29	70	898	886	39
Dun & Bradstreet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,562	14,809	17,979	4,296
Enviri Corp.	USFF +0.250%	Weekly	MS	03/12/29	111	1,173	1,148	47
FTI Consulting, Inc.	USFF +0.250%	Weekly	MS	03/12/29	36	8,142	8,192	628
Heidrick & Struggles International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	6	227	233	10
HNI Corp.	USFF +0.250%	Weekly	MS	03/12/29	162	8,365	8,722	978
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	77	11,001	12,843	2,642
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	617	74,836	80,765	(2,994)
KBR, Inc.	USFF +0.250%	Weekly	MS	03/12/29	392	24,632	25,531	2,721
Kforce, Inc.	USFF +0.250%	Weekly	MS	03/12/29	12	744	737	35
Korn Ferry	USFF +0.250%	Weekly	MS	03/12/29	419	29,623	31,526	4,154
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	347	38,809	56,561	21,075
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	394	27,596	28,967	3,688
Maximus, Inc.	USFF +0.250%	Weekly	MS	03/12/29	216	19,304	20,123	2,218
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	47	7,694	8,335	1,268
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	03/12/29	503	8,526	8,491	571
Parsons Corp.	USFF +0.250%	Weekly	MS	03/12/29	305	28,639	31,622	5,092
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	09/13/29	36	258	257	5
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	526	41,645	42,338	3,691
Republic Services, Inc.	USFF +0.250%	Weekly	MS	03/12/29	133	27,250	26,712	1,427
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	975	11,753	13,153	2,555
TaskUS, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	39	489	504	37
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	426	15,981	20,090	5,297
UniFirst Corp.	USFF +0.250%	Weekly	MS	03/12/29	44	7,706	8,741	1,595
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	358	$25,222	$40,046	$16,741
WNS Holdings Ltd. (Jersey)	USFF +0.250%	Weekly	MS	09/13/29	7	366	369	17
					10,109	533,809	611,894	118,312
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	03/12/29	620	89,442	86,738	3,776
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	09/13/29	7	283	273	(2)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	509	76,349	94,842	24,023
AutoZone, Inc.	USFF +0.250%	Weekly	MS	03/12/29	5	15,663	15,750	1,212
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	03/12/29	876	27,514	27,962	2,513
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	27	2,044	2,789	964
CarMax, Inc.	USFF +0.250%	Weekly	MS	09/13/29	194	15,085	15,012	1,009
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	6,298	184,422	184,468	13,422
eBay, Inc.	USFF +0.250%	Weekly	MS	07/11/28	646	30,386	42,061	14,267
Etsy, Inc.	USFF +0.250%	Weekly	MS	03/12/29	351	19,215	19,491	1,599
Foot Locker, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,318	35,205	34,057	1,395
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	5,490	111,172	121,055	17,944
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	03/12/29	81	27,574	31,026	5,561
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	09/13/29	4	1,602	1,621	131
Kohl's Corp.	USFF +0.250%	Weekly	MS	03/12/29	3,685	71,318	77,754	12,172
Leslie's, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,818	16,571	12,065	(3,316)
Lithia Motors, Inc.	USFF +0.250%	Weekly	MS	03/12/29	71	20,024	22,552	4,065
LKQ Corp.	USFF +0.250%	Weekly	MS	09/13/29	72	2,882	2,874	189
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	195	44,437	52,816	11,733
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	844	22,078	24,358	4,402
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	03/12/29	3,416	76,746	76,826	5,736
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	521	15,132	15,500	1,454
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	03/12/29	7	7,802	8,061	868
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	317	46,619	47,712	4,573
Shoe Carnival, Inc.	USFF +0.250%	Weekly	MS	03/12/29	91	3,850	3,990	407
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	03/12/29	113	9,327	11,655	3,196
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	03/12/29	97	11,334	11,401	881
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	03/12/29	95	33,004	36,966	6,346
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	177	21,439	27,421	7,647
					29,945	1,038,519	1,109,096	148,167
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	09/13/29	107	6,863	6,821	444
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	251	$36,913	$40,022	$5,776
DR Horton, Inc.	USFF +0.250%	Weekly	MS	03/12/29	128	23,415	24,419	2,702
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	155	16,347	27,285	12,682
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	09/13/29	21	633	641	41
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	776	42,095	56,120	18,030
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	03/12/29	65	4,234	5,316	1,441
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	03/12/29	87	21,567	23,607	3,544
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,589	46,741	49,320	5,968
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	168	13,586	26,994	14,382
Newell Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	846	5,790	6,497	1,165
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	12,290	57,891	57,517	3,817
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	165	10,934	23,682	13,717
PVH Corp.	USFF +0.250%	Weekly	MS	03/12/29	194	18,470	19,561	2,419
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	110	13,408	21,326	9,263
Skechers USA, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	573	36,979	38,345	4,038
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,447	37,942	30,074	(5,127)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/12/29	314	12,414	14,752	3,355
Tempur Sealy International, Inc.	USFF +0.250%	Weekly	MS	03/12/29	117	5,493	6,388	1,256
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	03/12/29	3,374	25,655	28,207	4,401
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	07/08/27	226	7,017	8,855	2,334
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	689	35,651	28,559	(4,252)
					25,692	480,038	544,308	101,396
Consumer Services
Accel Entertainment, Inc.	USFF +0.250%	Weekly	MS	09/13/29	5	58	58	(8)
ADT, Inc.	USFF +0.250%	Weekly	MS	03/12/29	193	1,379	1,395	104
Aramark	USFF +0.250%	Weekly	MS	03/12/29	220	7,224	8,521	1,899
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	330	10,737	10,745	765
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	34	3,637	4,764	1,379
Cava Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	135	16,530	16,720	1,377
Cracker Barrel Old Country Store, Inc.	USFF +0.250%	Weekly	MS	03/12/29	921	37,203	41,767	7,405
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	09/13/29	102	17,067	16,741	901
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	01/12/29	42	19,380	18,066	(289)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	83	$11,334	$11,847	$1,323
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	396	13,361	19,004	6,600
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12	1,472	1,702	324
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	161	34,266	37,111	5,525
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	434	60,258	66,055	10,252
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	734	15,120	15,634	1,767
Jack in the Box, Inc.	USFF +0.250%	Weekly	MS	03/12/29	300	13,877	13,962	1,109
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	03/12/29	444	18,396	22,351	6,289
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	999	23,698	24,396	2,405
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	280	63,554	69,608	10,817
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/11/28	135	34,018	41,109	10,060
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	03/12/29	442	20,036	23,811	5,517
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/12/29	205	4,283	4,559	597
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,407	32,427	36,966	6,881
Sabre Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,881	5,823	6,903	1,490
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	104	10,995	9,625	(501)
Stride, Inc.	USFF +0.250%	Weekly	MS	03/12/29	195	15,670	16,635	2,090
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,261	41,351	44,702	6,340
Target Hospitality Corp.	USFF +0.250%	Weekly	MS	09/13/29	58	495	451	(21)
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	03/12/29	184	30,560	32,494	4,352
Universal Technical Institute, Inc.	USFF +0.250%	Weekly	MS	09/13/29	18	290	293	10
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	101	17,499	17,603	1,408
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	216	15,425	16,878	2,710
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	536	49,538	51,392	5,622
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	03/12/29	257	34,850	35,905	3,652
					14,825	681,811	739,773	110,151
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	1,905	35,251	35,204	1,919
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	09/13/29	46	$41,587	$40,780	$2,199
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	460	46,380	38,902	(4,014)
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	03/12/29	300	26,146	21,096	(3,164)
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	460	20,742	26,358	7,503
Natural Grocers by Vitamin Cottage, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3	85	89	(2)
Sysco Corp.	USFF +0.250%	Weekly	MS	03/12/29	643	49,000	50,193	4,752
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	819	111,063	127,649	26,039
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,967	29,596	17,624	(9,195)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/12/29	672	40,639	54,264	17,099
					7,275	400,489	412,159	43,136
Energy
Antero Resources Corp.	USFF +0.250%	Weekly	MS	03/12/29	966	25,730	27,676	3,801
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/12/29	416	7,501	8,420	1,593
Baker Hughes Co.	USFF +0.250%	Weekly	MS	03/12/29	708	24,568	25,594	2,896
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	4,440	27,195	24,376	(268)
BW LPG Ltd. (Singapore)	USFF +0.250%	Weekly	MS	09/13/29	4	58	58	(9)
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	829	32,040	39,593	9,944
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	4,105	137,721	136,327	10,014
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1,600	29,762	26,768	(669)
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/12/29	809	25,210	24,391	1,053
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	568	86,368	83,649	4,484
ConocoPhillips	USFF +0.250%	Weekly	MS	03/12/29	595	61,975	62,642	5,249
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	38	3,017	3,977	937
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	1,604	41,087	38,416	889
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,435	240,122	212,617	(6,929)
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	309	55,915	53,272	2,465
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	1,876	70,842	64,572	3,584
DT Midstream, Inc.	USFF +0.250%	Weekly	MS	03/12/29	430	31,558	33,824	4,876
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	760	92,077	93,427	8,275
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	09/13/29	28	734	712	19
Hafnia Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	03/12/29	174	1,287	1,246	56
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	446	14,667	12,956	(580)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,534	$15,079	$17,027	$3,037
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	802	26,161	24,397	404
Hess Corp.	USFF +0.250%	Weekly	MS	03/12/29	163	22,924	22,135	945
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	227	15,926	15,992	1,259
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,281	45,886	50,387	6,077
Liberty Energy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	42	802	802	45
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	03/12/29	4,939	136,915	131,526	4,821
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	03/12/29	22	3,533	3,584	427
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,447	128,283	116,302	(1,952)
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	418	31,818	26,948	(2,611)
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	413	16,040	14,926	244
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	03/12/29	1,486	84,325	76,588	(1,317)
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	09/13/29	57	1,390	1,418	116
Okeanis Eco Tankers Corp. (Marshall Islands)	USFF +0.250%	Weekly	MS	09/13/29	2	66	65	(9)
Ovintiv, Inc.	USFF +0.250%	Weekly	MS	03/12/29	951	38,340	36,433	917
Phillips 66	USFF +0.250%	Weekly	MS	03/12/29	176	23,299	23,135	1,632
Precision Drilling Corp. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	3	183	185	2
RPC, Inc.	USFF +0.250%	Weekly	MS	09/13/29	42	259	267	15
SM Energy Co.	USFF +0.250%	Weekly	MS	03/12/29	1,731	69,826	69,188	4,419
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1,339	50,904	49,436	2,451
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	3,390	77,401	88,920	17,565
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	718	107,213	96,952	(2,290)
					50,323	1,906,007	1,841,126	87,877
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,528	66,161	62,373	1,002
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	181	51,335	83,307	35,686
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	23,433	31,334	10,751
Block, Inc.	USFF +0.250%	Weekly	MS	03/12/29	668	38,966	44,843	9,018
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	236	41,316	48,349	10,675
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	191	37,248	42,144	8,488
Corpay, Inc.	USFF +0.250%	Weekly	MS	03/12/29	62	18,727	19,391	2,011
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3	198	197	1
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	472	$47,507	$46,837	$2,766
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13	5,260	5,978	1,251
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	316	45,381	56,769	14,670
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	878	19,402	17,692	1,883
Global Payments, Inc.	USFF +0.250%	Weekly	MS	09/13/29	298	29,468	30,521	3,180
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	09/13/29	150	24,068	24,096	1,763
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	03/12/29	206	35,698	36,367	3,300
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	80	33,857	39,504	8,186
Moody's Corp.	USFF +0.250%	Weekly	MS	09/13/29	9	4,269	4,271	300
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	148	44,237	47,230	6,212
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	03/12/29	262	18,781	19,129	1,756
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,689	13,148	20,248	8,137
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	756	39,111	58,991	22,706
S&P Global, Inc.	USFF +0.250%	Weekly	MS	03/12/29	36	17,778	18,598	2,123
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	236	23,686	25,707	6,397
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	189	52,610	51,966	3,165
					9,640	731,645	835,842	165,427
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,059	43,951	54,051	16,361
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,473	13,812	13,080	1,305
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/12/29	874	38,574	43,001	7,354
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,698	100,368	84,609	(8,485)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	935	59,806	67,189	13,507
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3	3,800	3,949	412
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,258	35,689	40,910	8,635
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2,366	89,846	87,921	4,529
Hain Celestial Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	1,164	8,578	10,045	2,077
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	383	41,080	52,636	15,211
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	628	32,973	50,686	21,476
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,399	48,087	52,435	8,356
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	1,775	58,651	62,320	8,475
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/10/28	176	32,775	31,076	1,110
MGP Ingredients, Inc.	USFF +0.250%	Weekly	MS	03/12/29	39	3,229	3,247	239
Mission Produce, Inc.	USFF +0.250%	Weekly	MS	03/12/29	16	211	205	(3)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/29/25	445	24,430	25,596	3,703
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	203	$15,192	$14,955	$939
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	03/12/29	291	49,953	49,485	3,383
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	238	22,457	28,893	8,944
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	03/12/29	1,105	48,274	50,885	6,103
Post Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	340	39,174	39,355	3,012
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	949	15,697	23,962	9,676
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	852	28,794	29,624	2,897
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	654	3,656	4,173	769
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,331	80,472	79,274	5,213
Utz Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	555	9,293	9,824	1,246
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,304	32,007	36,916	7,233
Vital Farms, Inc.	USFF +0.250%	Weekly	MS	01/12/29	784	27,997	27,495	1,424
					25,297	1,008,826	1,077,797	155,101
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	09/13/29	4	528	532	29
Alcon, Inc. (Switzerland)	USFF +0.250%	Weekly	MS	03/12/29	210	20,054	21,015	1,787
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	459	9,331	11,030	2,363
Aveanna Healthcare Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2	10	10	(12)
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/12/29	653	151,122	157,438	17,908
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	239	51,777	53,794	5,985
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	753	51,032	56,686	9,346
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/11/28	169	55,659	58,548	7,117
Community Health Systems, Inc.	USFF +0.250%	Weekly	MS	03/12/29	959	5,106	5,821	1,073
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	421	10,809	5,658	(4,436)
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/12/29	568	32,345	35,716	6,285
DaVita, Inc.	USFF +0.250%	Weekly	MS	03/12/29	188	28,535	30,819	4,342
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,896	46,847	51,306	8,189
Doximity, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	620	16,043	27,013	12,746
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	89	46,515	46,280	3,359
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,445	75,723	87,833	17,723
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	596	$41,524	$55,935	$17,478
GeneDx Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	195	5,835	8,276	2,852
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	03/12/29	630	18,129	14,452	(2,642)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	03/12/29	62	22,603	25,199	4,272
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	03/12/29	262	20,426	21,445	2,488
HealthStream, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4	115	115	(4)
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,289	97,072	105,002	14,965
Humana, Inc.	USFF +0.250%	Weekly	MS	03/12/29	138	48,317	43,710	(988)
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	03/12/29	429	68,735	78,172	14,415
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/11/28	31	14,542	15,662	2,340
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	03/12/29	323	15,140	16,970	2,927
Masimo Corp.	USFF +0.250%	Weekly	MS	03/12/29	757	86,753	100,931	20,662
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	50	28,262	24,721	(1,473)
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	677	52,274	60,950	12,932
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	03/12/29	205	18,684	20,260	2,920
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	116	35,969	39,969	6,599
National HealthCare Corp.	USFF +0.250%	Weekly	MS	03/12/29	15	1,874	1,887	145
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	522	14,875	22,759	8,951
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	543	9,835	8,520	(631)
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	642	6,788	7,441	1,133
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	349	7,820	7,954	688
PROCEPT BioRobotics Corp.	USFF +0.250%	Weekly	MS	01/12/29	133	8,745	10,656	2,546
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	414	81,313	101,066	25,959
Simulations Plus, Inc.	USFF +0.250%	Weekly	MS	09/13/29	14	440	448	27
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	255	12,471	17,779	6,200
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	367	82,980	89,012	12,225
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	562	60,006	93,404	37,742
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	43	24,839	25,141	2,195
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	309	55,203	70,764	19,467
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	315	$66,532	$66,109	$4,395
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	241	25,535	26,016	2,389
					22,163	1,635,072	1,830,224	316,978
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	265	13,526	16,091	3,677
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	09/13/29	33	1,065	1,036	36
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	03/12/29	69	6,996	7,226	725
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	776	71,653	80,557	14,551
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,449	23,991	22,996	732
Edgewell Personal Care Co.	USFF +0.250%	Weekly	MS	01/12/29	319	12,057	11,592	501
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	179	5,269	5,685	785
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	1,226	113,551	122,220	17,014
Kenvue, Inc.	USFF +0.250%	Weekly	MS	09/13/29	74	1,717	1,712	106
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	465	59,347	66,160	13,204
Oddity Tech Ltd., Class A (Israel)	USFF +0.250%	Weekly	MS	01/12/29	667	23,103	26,933	5,496
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	71	12,379	12,297	830
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	563	15,832	17,509	3,025
WD-40 Co.	USFF +0.250%	Weekly	MS	01/12/29	53	12,476	13,668	2,144
					7,209	372,962	405,682	62,826
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	03/12/29	452	7,764	9,013	1,808
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	03/12/29	1,218	13,570	13,800	1,298
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	159	22,210	25,470	4,985
Ashland, Inc.	USFF +0.250%	Weekly	MS	03/12/29	456	40,993	39,658	1,752
ATI, Inc.	USFF +0.250%	Weekly	MS	01/12/29	207	11,141	13,850	3,733
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	173	37,488	38,191	3,665
Avient Corp.	USFF +0.250%	Weekly	MS	03/12/29	604	28,195	30,393	4,359
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	1,330	44,962	48,133	6,420
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	759	42,153	51,544	13,065
Barrick Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	1,643	32,404	32,679	2,658
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	326	30,996	36,437	7,885
Celanese Corp.	USFF +0.250%	Weekly	MS	03/12/29	58	7,718	7,886	(550)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,266	$87,216	$92,787	$11,890
Commercial Metals Co.	USFF +0.250%	Weekly	MS	03/12/29	280	14,099	15,389	2,306
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	454	35,250	43,530	11,041
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	511	40,349	45,535	8,586
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	03/12/29	124	12,252	13,882	2,606
FMC Corp.	USFF +0.250%	Weekly	MS	03/12/29	891	54,855	58,753	8,377
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	14,123	58,273	65,389	11,334
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	576	27,848	28,754	2,971
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	7,841	66,773	72,059	10,157
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	28	3,399	3,167	(6)
International Paper Co.	USFF +0.250%	Weekly	MS	01/12/29	372	12,640	18,172	6,802
Kaiser Aluminum Corp.	USFF +0.250%	Weekly	MS	01/12/29	82	7,341	5,947	(850)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	3,730	28,999	34,913	8,103
Kronos Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	177	2,149	2,204	213
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	120	48,706	57,223	12,943
Louisiana-Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	251	22,314	26,972	6,340
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	998	95,620	95,708	9,385
Mativ Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	673	11,774	11,434	618
Metallus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	352	7,079	5,220	(1,357)
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	214	13,630	16,527	3,930
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	284	7,369	7,606	809
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	14,140	36,665	40,723	6,708
NewMarket Corp.	USFF +0.250%	Weekly	MS	08/29/25	37	14,464	20,420	7,576
Newmont Corp.	USFF +0.250%	Weekly	MS	01/12/29	490	21,060	26,191	6,818
Nucor Corp.	USFF +0.250%	Weekly	MS	03/12/29	117	16,931	17,590	1,938
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	400	19,848	19,224	952
Orla Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	106	439	424	4
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	2,832	55,645	59,104	7,697
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	162	20,244	21,459	2,908
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	163	29,362	27,464	382
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,570	$97,148	$136,119	$50,248
Sealed Air Corp.	USFF -0.250%	Weekly	MS	01/10/28	1,123	39,925	40,765	4,045
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	444	22,354	23,310	2,611
Sonoco Products Co.	USFF +0.250%	Weekly	MS	03/12/29	179	8,949	9,779	1,548
Southern Copper Corp.	USFF +0.250%	Weekly	MS	03/12/29	157	15,814	18,160	3,890
Sylvamo Corp.	USFF +0.250%	Weekly	MS	03/12/29	58	4,383	4,979	901
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	03/12/29	58	13,975	14,525	1,551
West Fraser Timber Co. Ltd. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	15	1,385	1,460	167
Worthington Steel, Inc.	USFF +0.250%	Weekly	MS	09/13/29	8	268	272	11
					68,791	1,396,388	1,550,193	267,231
Media & Entertainment
Advantage Solutions, Inc.	USFF +0.250%	Weekly	MS	09/13/29	45	158	154	(5)
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,017	149,355	168,669	30,448
Angi, Inc.	USFF +0.250%	Weekly	MS	03/12/29	255	673	658	21
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,524	82,266	54,383	(21,923)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	296	94,290	95,928	8,470
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	678	26,523	28,320	3,898
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	03/12/29	173	25,436	24,815	1,237
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	596	13,587	12,570	(44)
Fox Corp., Class A	USFF +0.250%	Weekly	MS	03/12/29	440	16,782	18,625	3,146
IAC, Inc.	USFF +0.250%	Weekly	MS	03/12/29	364	18,502	19,590	2,419
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,045	29,477	33,053	6,892
Match Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	491	17,672	18,579	2,178
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	299	97,595	171,160	81,062
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	130	79,847	92,205	18,142
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,315	34,082	35,018	3,529
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	298	26,642	30,810	6,658
Sinclair, Inc.	USFF +0.250%	Weekly	MS	03/12/29	175	2,413	2,678	445
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,243	29,902	29,397	1,653
Sphere Entertainment Co.	USFF +0.250%	Weekly	MS	01/12/29	705	24,921	31,147	8,022
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	271	80,946	99,872	24,907
Thryv Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	6	104	103	(6)
TKO Group Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	614	72,289	75,958	8,919
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,092	$28,711	$15,823	$(11,057)
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,622	13,888	18,291	5,399
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	998	89,772	95,998	13,014
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/12/29	876	30,767	30,730	2,174
					25,568	1,086,600	1,204,534	199,598
Pharmaceuticals, Biotechnology & Life Sciences
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,702	28,435	34,023	7,639
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	2,616	71,010	73,222	7,353
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	50	11,222	13,752	3,332
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	740	6,122	6,157	466
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/08/27	469	20,972	22,761	3,298
Arcellx, Inc.	USFF +0.250%	Weekly	MS	09/13/29	70	5,889	5,846	371
Avantor, Inc.	USFF +0.250%	Weekly	MS	09/13/29	177	4,562	4,579	335
Avid Bioservices, Inc.	USFF +0.250%	Weekly	MS	03/12/29	63	709	717	47
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,060	8,373	8,056	251
Biogen, Inc.	USFF +0.250%	Weekly	MS	03/12/29	134	26,589	25,975	1,303
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	216	5,410	5,409	379
BioMarin Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	03/12/29	693	52,682	48,711	(159)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	1,724	74,826	89,200	20,291
Catalent, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,023	61,578	61,963	4,843
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	09/13/29	47	934	934	55
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	03/12/29	49	9,593	9,652	742
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	871	22,951	33,655	12,372
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,470	93,708	95,044	8,127
Eli Lilly & Co.	USFF +0.250%	Weekly	MS	01/12/29	53	41,033	46,955	9,000
Exelixis, Inc.	USFF +0.250%	Weekly	MS	03/12/29	441	11,287	11,444	963
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,839	39,894	36,780	(230)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	09/13/29	34	2,821	2,851	222
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	09/13/29	383	$22,044	$21,923	$1,467
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,122	34,571	44,880	12,823
Illumina, Inc.	USFF +0.250%	Weekly	MS	03/12/29	605	78,325	78,898	6,246
Indivior PLC (United Kingdom)	USFF +0.250%	Weekly	MS	03/12/29	86	830	839	56
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	293	4,359	5,658	1,602
Iovance Biotherapeutics, Inc.	USFF +0.250%	Weekly	MS	03/12/29	739	7,954	6,939	(450)
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	192	40,955	45,498	7,504
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	03/12/29	161	17,760	17,937	1,454
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/12/29	668	97,051	108,256	19,277
Kiniksa Pharmaceuticals International PLC (United Kingdom)	USFF +0.250%	Weekly	MS	03/12/29	99	2,521	2,474	123
Medpace Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	12	3,948	4,006	331
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,141	129,776	129,572	11,036
Mesa Laboratories, Inc.	USFF +0.250%	Weekly	MS	03/12/29	10	1,274	1,299	105
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	37	46,444	55,489	12,404
Natera, Inc.	USFF +0.250%	Weekly	MS	03/12/29	53	6,647	6,728	552
Neurocrine Biosciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	295	35,161	33,990	1,369
Organon & Co.	USFF +0.250%	Weekly	MS	09/13/29	8	154	153	(2)
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,081	20,595	16,269	(2,843)
Phibro Animal Health Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	1	22	23	(11)
Protagonist Therapeutics, Inc.	USFF +0.250%	Weekly	MS	09/13/29	31	1,390	1,395	93
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	1,910	86,098	87,039	7,179
Repligen Corp.	USFF +0.250%	Weekly	MS	03/12/29	550	76,085	81,851	11,229
Revvity, Inc.	USFF +0.250%	Weekly	MS	03/12/29	193	23,089	24,656	3,242
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	03/12/29	586	19,537	18,271	140
TG Therapeutics, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,227	26,208	28,700	4,381
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	88	49,733	54,434	8,322
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	07/11/28	351	$10,535	$15,858	$6,204
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3	1,388	1,395	105
Viatris, Inc.	USFF +0.250%	Weekly	MS	09/13/29	288	3,314	3,344	257
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	140	42,174	50,385	11,314
					32,894	1,490,542	1,585,845	206,509
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	03/12/29	445	62,151	73,016	15,364
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	03/12/29	194	35,205	39,198	6,557
Broadcom, Inc.	USFF +0.250%	Weekly	MS	09/13/29	461	78,959	79,523	6,517
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,159	142,413	143,959	11,873
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	1,234	32,785	38,007	7,728
FormFactor, Inc.	USFF +0.250%	Weekly	MS	03/12/29	213	11,347	9,798	(738)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	1,822	78,072	73,336	919
KLA Corp.	USFF +0.250%	Weekly	MS	09/13/29	7	5,599	5,421	210
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	77	60,899	62,838	6,927
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,297	252,987	238,222	3,641
MKS Instruments, Inc.	USFF +0.250%	Weekly	MS	01/12/29	520	61,219	56,529	(143)
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	63	38,833	58,244	22,400
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,705	317,614	449,935	155,462
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	285	54,608	68,403	19,026
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	804	55,412	58,378	6,977
Onto Innovation, Inc.	USFF +0.250%	Weekly	MS	01/07/27	311	59,077	64,551	9,748
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	904	16,034	22,383	7,498
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,437	147,712	148,442	11,441
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,372	199,134	233,309	51,093
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,531	62,830	64,639	6,002
Semtech Corp.	USFF +0.250%	Weekly	MS	01/12/29	566	16,557	25,844	10,863
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,152	114,222	113,783	7,975
SMART Global Holdings, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	03/12/29	1,324	27,195	27,738	2,504
					21,883	1,930,864	2,155,496	369,844
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
Adobe, Inc.	USFF +0.250%	Weekly	MS	09/13/29	209	$108,920	$108,216	$7,191
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	473	27,628	25,859	224
ANSYS, Inc.	USFF +0.250%	Weekly	MS	03/12/29	222	68,667	70,736	7,041
ASGN, Inc.	USFF +0.250%	Weekly	MS	03/12/29	62	5,391	5,780	768
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	115	8,253	9,738	2,071
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	57	146	149	1
BlackLine, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,544	76,487	85,136	14,247
Blend Labs, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	1,453	5,474	5,449	360
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	488	12,400	15,972	4,460
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	174	48,262	47,159	2,388
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	776	13,169	25,717	14,014
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	254	86,606	71,239	(9,092)
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	1	43	44	(9)
DocuSign, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,936	111,356	120,206	16,921
DoubleVerify Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	716	12,222	12,057	710
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/12/29	2,254	44,949	46,771	5,072
Envestnet, Inc.	USFF +0.250%	Weekly	MS	03/12/29	434	27,066	27,177	2,064
Fortinet, Inc.	USFF +0.250%	Weekly	MS	03/12/29	705	48,422	54,673	9,754
Gartner, Inc.	USFF +0.250%	Weekly	MS	03/12/29	43	20,810	21,791	2,478
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,431	27,105	39,252	15,081
Gitlab, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	123	6,685	6,339	127
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	436	66,521	68,356	6,652
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	246	26,677	45,003	21,090
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,137	29,574	28,743	1,249
Instructure Holdings, Inc.	USFF +0.250%	Weekly	MS	03/12/29	231	5,401	5,440	419
Intapp, Inc.	USFF +0.250%	Weekly	MS	09/13/29	38	1,871	1,818	70
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	887	116,951	125,626	17,368
International Business Machines Corp.	USFF +0.250%	Weekly	MS	09/13/29	31	6,884	6,853	457
Intuit, Inc.	USFF +0.250%	Weekly	MS	09/13/29	27	17,203	16,767	814
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,210	31,499	27,806	(1,419)
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	647	19,910	16,033	(2,563)
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	334	129,871	143,720	24,953
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	899	10,931	12,199	2,100
Oracle Corp.	USFF +0.250%	Weekly	MS	09/13/29	203	33,752	34,591	3,277
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	03/12/29	355	$116,389	$121,339	$13,215
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,578	98,878	115,336	23,767
Progress Software Corp.	USFF +0.250%	Weekly	MS	09/13/29	63	4,022	4,244	502
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	482	23,226	38,449	16,896
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	562	69,905	72,195	7,253
Rapid7, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,475	53,972	58,838	8,774
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	03/12/29	71	37,991	39,507	4,261
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	163	37,374	44,615	10,347
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	1,223	58,033	58,851	5,018
SEMrush Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	302	4,318	4,744	726
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	154	114,856	137,736	31,206
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	533	25,846	29,507	5,524
Synopsys, Inc.	USFF +0.250%	Weekly	MS	03/12/29	105	52,871	53,171	4,125
Teradata Corp.	USFF +0.250%	Weekly	MS	03/12/29	424	11,331	12,864	2,352
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	1,418	85,916	92,482	12,791
Unity Software, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,040	44,306	46,145	5,043
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	03/12/29	379	20,575	21,414	2,320
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	772	23,336	19,555	(2,100)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	311	54,969	59,078	8,201
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	453	113,160	110,718	5,760
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,190	8,041	8,235	741
					33,849	2,316,421	2,481,438	337,060
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	03/12/29	407	25,547	26,520	2,865
Apple, Inc.	USFF +0.250%	Weekly	MS	09/13/29	11	2,497	2,563	298
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	03/12/29	128	40,188	49,129	11,846
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	137	16,915	18,198	2,498
Avnet, Inc.	USFF +0.250%	Weekly	MS	09/13/29	79	4,118	4,290	459
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	158	8,145	12,405	4,860
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	499	20,593	22,116	3,122
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	09/13/29	651	32,964	34,646	4,063
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	09/13/29	579	68,864	68,635	4,757
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1	44	45	(9)
Digi International, Inc.	USFF +0.250%	Weekly	MS	03/12/29	34	918	936	71
ePlus, Inc.	USFF +0.250%	Weekly	MS	03/12/29	127	11,509	12,489	1,803
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	192	29,781	42,278	14,647
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	03/12/29	87	$19,007	$20,570	$2,930
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	2,654	49,237	54,301	9,142
HP, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,414	38,849	50,720	16,809
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	837	79,168	89,400	15,960
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/10/28	200	22,819	23,966	3,115
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	09/13/29	84	3,270	3,274	(319)
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	03/12/29	38	9,537	10,080	1,222
Mirion Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	915	9,412	10,129	1,388
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	299	10,010	12,098	2,858
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/07/27	546	55,969	67,436	16,230
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	489	11,038	10,636	276
Plexus Corp.	USFF +0.250%	Weekly	MS	03/12/29	78	9,641	10,663	1,710
Pure Storage, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	263	15,626	13,213	(1,291)
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	304	34,180	34,355	2,631
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	324	15,195	15,562	1,457
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	345	22,293	37,788	18,398
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	304	42,263	45,901	6,645
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	03/12/29	119	49,699	52,082	5,978
Trimble, Inc.	USFF +0.250%	Weekly	MS	03/12/29	186	10,215	11,549	2,128
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	319	10,815	10,763	726
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,176	66,125	80,309	18,972
					13,984	846,451	959,045	178,245
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,727	27,364	37,994	14,431
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	573	19,708	19,940	1,916
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,296	33,966	39,463	8,342
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	03/12/29	732	11,895	12,283	1,362
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	302	51,387	62,321	15,328
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,105	44,036	49,626	10,225
					5,735	188,356	221,627	51,604
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,879	$59,639	$64,882	$10,299
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	03/12/29	713	31,038	36,213	7,741
FedEx Corp.	USFF +0.250%	Weekly	MS	01/12/29	241	64,139	65,957	6,902
Forward Air Corp.	USFF +0.250%	Weekly	MS	03/12/29	531	17,588	18,797	2,278
FTAI Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,342	11,275	12,561	2,130
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	03/12/29	263	4,546	5,129	929
Golden Ocean Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	03/12/29	868	10,415	11,614	2,052
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	03/12/29	183	2,242	2,247	159
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	273	44,585	47,046	5,802
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	09/13/29	53	10,534	10,528	747
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	717	36,765	60,959	26,851
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	639	38,902	48,027	11,936
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	70	15,777	17,254	2,688
Werner Enterprises, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,121	41,270	43,259	4,978
					8,893	388,715	444,473	85,492
Utilities
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	133	17,531	19,450	3,576
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	145	17,282	20,113	4,249
Brookfield Renewable Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	03/12/29	1,198	34,888	39,127	6,921
CMS Energy Corp.	USFF +0.250%	Weekly	MS	03/12/29	249	16,112	17,587	2,626
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	411	68,216	106,868	45,488
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	03/12/29	3,670	202,920	212,089	26,467
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	03/12/29	787	46,522	47,700	4,941
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,933	216,165	267,196	69,437
Pinnacle West Capital Corp.	USFF +0.250%	Weekly	MS	03/12/29	68	5,909	6,024	531
PPL Corp.	USFF +0.250%	Weekly	MS	03/12/29	2,238	68,823	74,033	10,859
Southern Co. (The)	USFF +0.250%	Weekly	MS	03/12/29	636	55,279	57,354	6,480
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	481	34,034	35,479	4,157
Vistra Corp.	USFF +0.250%	Weekly	MS	09/13/29	146	16,952	17,307	1,573
					13,095	800,633	920,327	187,305

Total Reference Entity — Long						22,008,189	24,139,423	3,845,939
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/12/29	(32,878)	$(386,338)	$(347,192)	$34,930
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,751)	(162,454)	(155,666)	6,158
Mobileye Global, Inc., Class A	USFF -0.780%	Weekly	MS	07/11/28	(68,651)	(1,431,711)	(940,519)	485,744
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,151)	(234,042)	(285,631)	(52,491)
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(220)	(30,756)	(31,321)	(695)
QuantumScape Corp.	USFF -0.780%	Weekly	MS	07/11/28	(15,602)	(94,850)	(89,711)	4,766
Rivian Automotive, Inc., Class A	USFF -0.630%	Weekly	MS	09/17/29	(5,981)	(66,916)	(67,107)	(458)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(704)	(171,735)	(184,188)	(13,117)
XPEL, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(690)	(28,139)	(29,925)	(1,906)
					(130,628)	(2,606,941)	(2,131,260)	462,931
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	03/12/29	(1,541)	(133,303)	(138,428)	(5,877)
AAON, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,830)	(163,561)	(197,347)	(34,683)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,568)	(171,375)	(167,844)	2,868
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,251)	(354,927)	(353,767)	(555)
AGCO Corp.	USFF -0.250%	Weekly	MS	09/17/29	(67)	(6,606)	(6,557)	11
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,708)	(158,235)	(151,756)	3,763
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,573)	(174,817)	(135,560)	38,528
Archer Aviation, Inc.	USFF -7.651%	Weekly	MS	07/11/28	(21,996)	(103,481)	(66,648)	36,427
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,334)	(197,667)	(221,170)	(24,332)
Argan, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(55)	(5,504)	(5,579)	(109)
Astec Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	(965)	(31,047)	(30,822)	4
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,617)	(295,837)	(360,926)	(66,699)
Ballard Power Systems, Inc. (Canada)	USFF -2.030%	Weekly	MS	01/05/26	(27,337)	(251,666)	(49,207)	201,491
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(988)	(32,745)	(39,925)	(7,792)
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,689)	(627,545)	(578,130)	47,019
Bloom Energy Corp., Class A	USFF -0.830%	Weekly	MS	01/10/28	(9,025)	(118,847)	(95,304)	23,079
Boeing Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(6,302)	(1,116,493)	(958,156)	154,085
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(611)	(83,506)	(86,139)	(6,146)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,321)	(44,486)	(50,132)	(5,940)
ChargePoint Holdings, Inc.	USFF -5.636%	Weekly	MS	01/10/28	(25,008)	(137,514)	(34,261)	102,800
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	09/17/29	(63)	(2,187)	(2,268)	(101)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Comfort Systems USA, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(304)	$(116,742)	$(118,666)	$(2,381)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,561)	(206,904)	(248,558)	(42,452)
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,694)	(116,664)	(119,614)	(3,405)
Crane Co.	USFF -0.250%	Weekly	MS	07/16/29	(311)	(47,449)	(49,225)	(1,969)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,214)	(398,196)	(436,379)	(39,708)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	09/17/29	(780)	(257,602)	(258,523)	(1,912)
Emerson Electric Co.	USFF -0.250%	Weekly	MS	07/16/29	(4,907)	(512,315)	(536,679)	(27,532)
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(974)	(96,130)	(99,397)	(3,804)
Enovix Corp.	USFF -3.230%	Weekly	MS	07/16/29	(5,021)	(42,040)	(46,896)	(5,028)
EnPro Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(431)	(67,654)	(69,900)	(2,693)
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(964)	(110,194)	(124,337)	(14,634)
Fluor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(815)	(40,416)	(38,884)	1,368
Fortive Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,793)	(138,561)	(141,521)	(3,499)
Fortune Brands Innovations, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(803)	(60,118)	(71,893)	(12,347)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,327)	(168,668)	(175,761)	(10,195)
GMS, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,979)	(256,161)	(269,808)	(14,633)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(935)	(45,119)	(25,993)	18,823
Hubbell, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(413)	(170,840)	(176,909)	(6,730)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,808)	(485,747)	(477,999)	3,235
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,397)	(603,598)	(627,930)	(26,715)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,096)	(61,360)	(48,948)	12,166
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/16/29	(620)	(56,359)	(61,076)	(4,965)
Kadant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(143)	(46,688)	(48,334)	(1,872)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,340)	(215,128)	(123,580)	90,561
Miller Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(267)	(15,877)	(16,287)	(513)
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(438)	(84,001)	(88,485)	(4,945)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,176)	(328,225)	(222,452)	104,514
NEXTracker, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,515)	(312,887)	(281,662)	30,024
Nordson Corp.	USFF -0.250%	Weekly	MS	07/16/29	(241)	(61,256)	(63,294)	(2,347)
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,136)	(252,408)	(214,049)	36,159
Owens Corning	USFF -0.250%	Weekly	MS	07/16/29	(3,731)	(608,103)	(658,596)	(52,808)
Plug Power, Inc.	USFF -5.880%	Weekly	MS	01/10/28	(53,727)	(232,459)	(121,423)	110,140
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(431)	(8,435)	(8,680)	(290)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,855)	(183,438)	(203,660)	(22,872)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,686)	$(318,846)	$(322,481)	$(5,089)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,983)	(270,915)	(299,255)	(29,381)
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,094)	(35,313)	(35,566)	(410)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(153)	(27,985)	(27,965)	(169)
Stantec, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(382)	(31,721)	(30,717)	778
Symbotic, Inc.	USFF -2.580%	Weekly	MS	09/17/29	(167)	(4,186)	(4,073)	84
Terex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,667)	(109,749)	(88,201)	21,115
Textron, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,090)	(273,544)	(273,712)	(1,278)
Timken Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(232)	(20,534)	(19,555)	731
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(168)	(20,382)	(20,289)	2
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(827)	(56,737)	(55,062)	1,447
Vertiv Holdings Co., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,288)	(126,800)	(128,143)	(1,837)
Vicor Corp.	USFF -0.250%	Weekly	MS	09/17/29	(19)	(818)	(800)	2
Wabash National Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,104)	(21,189)	(21,186)	(90)
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	09/17/29	(285)	(51,756)	(51,804)	(258)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,602)	(110,222)	(84,539)	25,181
					(265,743)	(12,099,788)	(11,468,672)	565,410
Commercial & Professional Services
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(24,114)	(174,718)	(178,444)	(4,401)
Booz Allen Hamilton Holding Corp.	USFF -0.250%	Weekly	MS	09/17/29	(58)	(9,414)	(9,440)	(74)
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(86)	(32,716)	(43,392)	(10,813)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,396)	(125,078)	(138,888)	(14,416)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,076)	(162,351)	(139,694)	22,131
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	09/17/29	(20)	(565)	(564)	(13)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(19,596)	(148,879)	(139,132)	9,170
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(372)	(75,909)	(89,916)	(14,530)
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,428)	(118,038)	(73,185)	43,555
Conduent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,975)	(30,663)	(24,079)	6,446
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,809)	(194,165)	(172,051)	21,364
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,465)	$(109,391)	$(77,986)	$30,983
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(115)	(32,739)	(33,794)	(1,428)
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(632)	(59,070)	(72,857)	(14,932)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(3,422)	(117,863)	(136,469)	(19,077)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(881)	(87,318)	(95,765)	(8,791)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(454)	(49,465)	(39,952)	8,919
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,014)	(45,561)	(44,539)	836
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(351)	(8,530)	(8,691)	(206)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,190)	(72,210)	(57,597)	14,326
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(272)	(25,440)	(25,427)	(96)
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,408)	(448,130)	(457,320)	(13,598)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(361)	(61,484)	(60,132)	1,041
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,933)	(60,892)	(55,809)	4,788
Robert Half, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,043)	(448,096)	(474,769)	(30,604)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,506)	(193,687)	(209,741)	(17,178)
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,192)	(349,379)	(377,712)	(29,672)
Thomson Reuters Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(293)	(50,275)	(49,986)	86
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,681)	(100,312)	(80,266)	19,651
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	01/12/29	(936)	(24,540)	(26,030)	(1,652)
VSE Corp.	USFF -0.250%	Weekly	MS	07/16/29	(913)	(78,340)	(75,532)	2,497
					(110,992)	(3,495,218)	(3,469,159)	4,312
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,373)	(83,610)	(80,128)	3,132
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,945)	(106,368)	(110,719)	(4,767)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,781)	(92,372)	(95,784)	(3,776)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(756)	(177,330)	(180,374)	(3,730)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(120)	(22,883)	(21,470)	1,313
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,608)	(219,195)	(268,986)	(50,636)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,775)	(742,063)	(731,157)	8,130
Caleres, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,496)	(52,276)	(49,443)	2,242
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,166)	(249,079)	(243,344)	3,859
Dillard's, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(342)	(129,185)	(131,222)	(2,615)
Five Below, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,697)	(763,458)	(680,030)	80,516
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF -4.480%	Weekly	MS	01/12/29	(1,246)	$(44,476)	$(28,633)	$15,662
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,475)	(75,846)	(87,293)	(11,821)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(280)	(143,040)	(138,004)	4,398
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,077)	(671,168)	(687,884)	(19,277)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(283)	(49,923)	(45,965)	2,749
RH	USFF -0.250%	Weekly	MS	07/11/28	(102)	(31,189)	(34,112)	(3,237)
Savers Value Village, Inc.	USFF -0.680%	Weekly	MS	07/16/29	(1,370)	(13,638)	(14,412)	(839)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(761)	(43,704)	(44,503)	(1,523)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	07/16/29	(461)	(126,272)	(134,119)	(8,606)
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,551)	(157,014)	(136,039)	20,366
Valvoline, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,698)	(332,828)	(322,161)	9,390
Warby Parker, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(5,185)	(70,493)	(84,671)	(14,459)
					(60,548)	(4,397,410)	(4,350,453)	26,471
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(4,526)	(68,611)	(72,190)	(3,897)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(133)	(8,089)	(7,919)	110
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,143)	(259,983)	(263,446)	(6,310)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(7,826)	(360,991)	(332,135)	27,281
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(129)	(53,230)	(55,243)	(2,228)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,968)	(12,309)	(13,461)	(1,212)
Helen of Troy Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(87)	(5,408)	(5,381)	(6)
Installed Building Products, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(81)	(19,819)	(19,948)	(217)
Leggett & Platt, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(160)	(2,193)	(2,179)	(7)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,474)	(48,973)	(53,933)	(6,155)
Malibu Boats, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(485)	(18,246)	(18,823)	(659)
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	09/17/29	(1,794)	(157,797)	(158,590)	(1,405)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(216)	(18,604)	(18,740)	(219)
Polaris, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,506)	(378,303)	(375,079)	(1,651)
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(3,316)	(261,772)	(360,482)	(102,034)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,383)	(190,515)	(226,028)	(36,867)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/12/29	(2,802)	(121,641)	(137,270)	(17,702)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,428)	$(62,788)	$(59,519)	$2,642
TopBuild Corp.	USFF -0.250%	Weekly	MS	09/17/29	(85)	(34,710)	(34,579)	(13)
VF Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,879)	(39,171)	(57,436)	(18,903)
Vizio Holding Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(8,760)	(94,802)	(97,849)	(3,420)
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,430)	(253,505)	(260,010)	(11,430)
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,391)	(96,760)	(98,103)	(1,723)
					(54,002)	(2,568,220)	(2,728,343)	(186,025)
Consumer Services
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,876)	(74,002)	(64,070)	8,639
Booking Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(76)	(312,821)	(320,121)	(8,500)
Bowlero Corp., Class A	USFF -12.130%	Weekly	MS	01/12/29	(5,133)	(66,371)	(60,261)	5,522
Boyd Gaming Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,220)	(132,218)	(143,523)	(12,164)
Brinker International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,224)	(87,245)	(93,673)	(6,771)
Choice Hotels International, Inc.	USFF -5.530%	Weekly	MS	01/12/29	(472)	(57,007)	(61,502)	(4,829)
Chuy's Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,050)	(39,158)	(39,270)	(273)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,933)	(224,359)	(142,388)	81,110
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,723)	(119,265)	(92,718)	26,081
Duolingo, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(147)	(31,125)	(41,457)	(10,463)
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,819)	(175,433)	(194,722)	(19,968)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,616)	(126,372)	(103,210)	22,670
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,236)	(133,228)	(99,195)	32,285
Kura Sushi USA, Inc., Class A	USFF -3.680%	Weekly	MS	07/16/29	(396)	(23,940)	(31,902)	(8,065)
Mister Car Wash, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(24,690)	(220,823)	(160,732)	59,240
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(2,726)	(54,383)	(55,910)	(1,746)
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,214)	(91,113)	(98,336)	(7,582)
Planet Fitness, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(801)	(59,350)	(65,057)	(6,604)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(8,133)	(141,853)	(109,552)	31,750
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,067)	(98,502)	(112,527)	(19,887)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(5,119)	(364,052)	(369,182)	(9,233)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	07/16/29	(1,760)	$(276,753)	$(312,154)	$(39,995)
Service Corp. International	USFF -0.250%	Weekly	MS	01/12/29	(1,279)	(98,523)	(100,951)	(3,336)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,273)	(222,817)	(221,595)	366
Udemy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(110)	(848)	(818)	14
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(6,606)	(120,213)	(115,737)	1,925
Wingstop, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(331)	(140,454)	(137,722)	2,185
					(127,030)	(3,492,228)	(3,348,285)	112,371
Consumer Staples Distribution & Retail
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(561)	(19,874)	(23,568)	(3,826)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,090)	(156,330)	(124,429)	31,294
Maplebear, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,087)	(394,884)	(410,944)	(17,573)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(765)	(57,181)	(59,953)	(3,002)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(1,479)	(48,062)	(33,144)	12,364
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,523)	(102,175)	(59,257)	42,433
US Foods Holding Corp.	USFF -0.250%	Weekly	MS	09/17/29	(719)	(44,544)	(44,219)	152
					(24,224)	(823,050)	(755,514)	61,842
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(26,774)	(751,839)	(654,892)	93,658
Atlas Energy Solutions, Inc.	USFF -0.630%	Weekly	MS	01/12/29	(7,532)	(160,999)	(164,198)	(5,730)
Baytex Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(14,060)	(54,562)	(41,758)	12,608
California Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,237)	(213,993)	(222,315)	(10,529)
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(239)	(42,383)	(42,982)	(876)
Chesapeake Energy Corp.	USFF -0.730%	Weekly	MS	07/16/29	(818)	(847,318)	(958,149)	(114,178)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,076)	(875,111)	(791,277)	75,601
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,344)	(767,993)	(625,470)	114,024
Clean Energy Fuels Corp.	USFF -0.260%	Weekly	MS	01/07/27	(22,332)	(92,619)	(69,453)	22,802
CNX Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,226)	(83,463)	(105,071)	(21,937)
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,796)	(237,493)	(242,589)	(8,003)
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,339)	(40,203)	(24,812)	15,232
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,610)	$(95,543)	$(86,438)	$8,533
DHT Holdings, Inc. (Marshall Islands)	USFF -0.250%	Weekly	MS	09/17/29	(522)	(5,735)	(5,758)	(57)
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,508)	(132,162)	(142,460)	(14,086)
EQT Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,946)	(169,593)	(181,221)	(12,806)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(11,385)	(218,938)	(195,480)	22,613
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,639)	(648,982)	(661,004)	(18,511)
Gulfport Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,886)	(272,630)	(285,446)	(13,864)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,623)	(98,903)	(118,717)	(37,018)
Kodiak Gas Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,126)	(85,743)	(90,654)	(5,298)
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,833)	(95,275)	(93,602)	925
Matador Resources Co.	USFF -0.250%	Weekly	MS	01/12/29	(519)	(33,297)	(25,649)	7,645
New Fortress Energy, Inc.	USFF -6.880%	Weekly	MS	07/08/27	(5,937)	(178,515)	(53,967)	113,090
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(7,890)	(51,262)	(51,522)	(551)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(12,552)	(77,461)	(59,120)	18,034
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,100)	(42,754)	(38,951)	3,020
NOV, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,273)	(161,434)	(132,120)	27,654
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,789)	(351,774)	(225,086)	125,339
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(29,679)	(286,052)	(227,044)	54,539
Peabody Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,772)	(61,397)	(73,569)	(12,563)
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(1,718)	(70,269)	(70,850)	(909)
ProFrac Holding Corp., Class A	USFF -1.030%	Weekly	MS	07/08/27	(7,376)	(93,234)	(50,083)	42,785
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,039)	(80,336)	(61,579)	18,478
Range Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(729)	(22,696)	(22,424)	173
REX American Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(203)	(9,162)	(9,397)	(282)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,067)	(55,209)	(56,396)	(1,552)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,398)	(164,343)	(128,319)	35,387
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,015)	(375,060)	(446,250)	(79,035)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(4,205)	$(181,306)	$(199,948)	$(23,193)
Transocean Ltd. (Switzerland)	USFF -0.253%	Weekly	MS	07/16/29	(19,656)	(95,756)	(83,538)	11,841
Uranium Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(15,442)	(91,702)	(95,895)	(4,636)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(1,777)	(134,671)	(99,068)	35,079
Veren, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(7,032)	(54,746)	(43,247)	11,498
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,951)	(101,843)	(52,482)	48,962
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(3,880)	(165,278)	(177,122)	(14,535)
World Fuel Services Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,028)	(82,656)	(93,595)	(15,173)
					(339,878)	(9,013,693)	(8,380,967)	504,198
Financial Services
AvidXchange Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(748)	(6,053)	(6,066)	(49)
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,193)	(396,947)	(390,727)	4,700
Flywire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,312)	(155,725)	(152,624)	2,497
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(397)	(88,905)	(101,711)	(13,745)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(47,070)	(268,969)	(231,584)	36,350
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(106)	(58,398)	(61,791)	(3,785)
Nuvei Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(4,281)	(139,919)	(142,771)	(3,944)
Open Lending Corp.	USFF -0.250%	Weekly	MS	09/17/29	(99)	(612)	(606)	(9)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,148)	(285,041)	(216,222)	67,719
Shift4 Payments, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(442)	(38,259)	(39,161)	(1,060)
WEX, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,353)	(272,741)	(283,765)	(12,072)
					(82,149)	(1,711,569)	(1,627,028)	76,602
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,506)	(91,908)	(89,968)	1,602
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(3,940)	(404,952)	(380,762)	20,583
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,739)	(109,877)	(130,147)	(22,897)
Duckhorn Portfolio Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(12,084)	(94,566)	(70,208)	23,986
General Mills, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,499)	(335,398)	(332,251)	1,860
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(1,244)	(155,606)	(150,648)	1,758
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(128)	(12,101)	(12,072)	(29)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,381)	(902,658)	(672,066)	221,133
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,368)	$(528,801)	$(540,899)	$(14,118)
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,119)	(154,273)	(172,916)	(19,381)
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,348)	(66,787)	(71,592)	(6,164)
					(51,356)	(2,856,927)	(2,623,529)	208,333
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,374)	(470,204)	(404,175)	64,740
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,204)	(34,390)	(35,981)	(1,745)
agilon health, Inc.	USFF -0.265%	Weekly	MS	01/10/28	(15,748)	(126,058)	(61,890)	63,677
Align Technology, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(756)	(191,990)	(192,266)	(1,018)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,370)	(190,716)	(91,017)	98,962
Amedisys, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,239)	(119,063)	(119,576)	(1,004)
Artivion, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(30)	(805)	(799)	(10)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(300)	(16,969)	(17,382)	(490)
Axonics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(877)	(59,483)	(61,039)	(1,795)
Bausch + Lomb Corp. (Canada)	USFF -3.130%	Weekly	MS	01/12/29	(1,695)	(27,569)	(32,697)	(5,245)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,189)	(342,616)	(351,038)	(10,581)
Certara, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,772)	(32,946)	(32,460)	348
CONMED Corp.	USFF -0.250%	Weekly	MS	07/16/29	(254)	(19,132)	(18,268)	771
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,579)	(151,365)	(174,227)	(23,637)
CorVel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(95)	(28,515)	(31,055)	(2,661)
Encompass Health Corp.	USFF +0.250%	Weekly	MS	01/10/28	(2,028)	(175,670)	(195,986)	(21,199)
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,653)	(308,934)	(286,412)	21,336
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(1,129)	(157,326)	(162,373)	(5,922)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(14,196)	(108,826)	(98,520)	9,880
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,283)	(190,797)	(183,508)	6,552
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,634)	(164,622)	(149,866)	14,118
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(819)	(137,840)	(172,850)	(36,732)
Insulet Corp.	USFF -0.250%	Weekly	MS	01/12/29	(510)	(110,856)	(118,702)	(8,280)
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,035)	(359,326)	(394,550)	(36,894)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(11,356)	(327,066)	(206,339)	119,472
iRadimed Corp.	USFF -0.250%	Weekly	MS	09/17/29	(7)	(349)	(352)	(17)
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,068)	(646,485)	(524,728)	119,289
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,724)	$(313,893)	$(298,959)	$13,672
LeMaitre Vascular, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(13)	(1,200)	(1,208)	(24)
LifeStance Health Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,031)	(41,202)	(35,217)	5,815
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,122)	(161,871)	(153,341)	7,903
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(6,123)	(245,047)	(95,702)	148,401
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,773)	(217,509)	(211,995)	4,566
OrthoPediatrics Corp.	USFF -0.250%	Weekly	MS	09/17/29	(52)	(1,382)	(1,410)	(45)
Privia Health Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,847)	(56,735)	(51,844)	4,663
Progyny, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,936)	(45,676)	(32,447)	13,325
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(5,335)	(340,840)	(243,276)	96,117
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(588)	(34,394)	(40,801)	(6,551)
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,439)	(231,298)	(119,443)	110,964
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,914)	(128,605)	(108,255)	19,849
Stryker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(801)	(289,251)	(289,369)	(1,939)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,880)	(297,536)	(318,531)	(22,137)
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,979)	(145,108)	(109,967)	34,577
UFP Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(87)	(28,239)	(27,553)	547
					(180,844)	(7,079,704)	(6,257,374)	791,618
Household & Personal Products
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,720)	(1,180,211)	(841,712)	334,424
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,592)	(219,172)	(206,132)	9,114
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,422)	(222,230)	(230,429)	(9,520)
					(11,734)	(1,621,613)	(1,278,273)	334,018
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(363)	(108,807)	(108,080)	(2,348)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,040)	(180,120)	(98,498)	79,254
Algoma Steel Group, Inc. (Canada)	USFF -1.330%	Weekly	MS	01/10/28	(6,804)	(56,978)	(69,605)	(14,506)
Arcadium Lithium PLC (Jersey)	USFF -0.260%	Weekly	MS	01/12/29	(177,093)	(663,133)	(504,715)	155,888
Arch Resources, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(155)	(21,263)	(21,415)	(245)
Aris Mining Corp. (Canada)	USFF -3.404%	Weekly	MS	07/16/29	(402)	(1,845)	(1,849)	(24)
Berry Global Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,031)	(126,601)	(138,067)	(12,657)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(17,048)	(278,484)	(276,689)	400
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
CF Industries Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,853)	$(477,652)	$(502,187)	$(30,516)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(2,250)	(42,261)	(45,720)	(3,915)
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,102)	(56,927)	(55,742)	931
Corteva, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,623)	(258,153)	(271,786)	(14,760)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(402)	(21,930)	(21,961)	(355)
Ecolab, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(484)	(120,481)	(123,580)	(3,885)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,173)	(113,531)	(113,339)	(586)
Equinox Gold Corp. (Canada)	USFF -0.930%	Weekly	MS	08/29/25	(49,198)	(340,178)	(299,616)	39,258
First Majestic Silver Corp. (Canada)	USFF -0.780%	Weekly	MS	07/16/29	(41,092)	(222,945)	(246,552)	(24,514)
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(322)	(41,380)	(40,009)	1,069
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	01/12/29	(711)	(20,198)	(21,038)	(1,192)
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,367)	(83,893)	(85,656)	(2,829)
HB Fuller Co.	USFF -0.250%	Weekly	MS	09/17/29	(122)	(9,837)	(9,684)	(7)
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(11,811)	(66,053)	(78,779)	(14,066)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,108)	(99,472)	(99,414)	(2,087)
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(6,876)	(78,877)	(96,539)	(17,974)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(762)	(404,222)	(410,146)	(7,987)
Materion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(400)	(45,873)	(44,744)	873
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(3,949)	(184,713)	(163,252)	17,325
MP Materials Corp.	USFF -2.880%	Weekly	MS	01/07/27	(7,502)	(182,368)	(132,410)	49,253
Novagold Resources, Inc. (Canada)	USFF -0.266%	Weekly	MS	07/08/27	(5,591)	(26,862)	(22,923)	3,824
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,325)	(158,606)	(135,464)	22,427
Olin Corp.	USFF -0.250%	Weekly	MS	09/17/29	(346)	(16,559)	(16,601)	(118)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	07/16/29	(764)	(154,262)	(164,566)	(11,633)
Reliance Steel & Aluminum Co.	USFF -0.250%	Weekly	MS	07/16/29	(187)	(57,521)	(54,082)	3,022
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,983)	(62,626)	(59,392)	2,441
SilverCrest Metals, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(711)	(6,787)	(6,577)	171
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(5,944)	(91,278)	(33,762)	56,564
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(584)	(72,510)	(73,631)	(1,647)
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,373)	(208,801)	(209,708)	(1,713)
SunCoke Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(299)	(2,546)	(2,595)	(72)
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(22,410)	(53,723)	(56,473)	(2,967)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(16,765)	$(787,094)	$(875,804)	$(98,992)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,464)	(38,004)	(37,376)	383
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(15,206)	(209,890)	(222,464)	(19,199)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,808)	(220,923)	(169,867)	49,744
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,638)	(247,673)	(232,468)	13,890
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(427)	(23,728)	(26,081)	(2,588)
					(456,868)	(6,747,568)	(6,480,906)	203,335
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(13,689)	(89,507)	(33,675)	55,480
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,596)	(159,298)	(198,078)	(39,433)
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(23,143)	(578,882)	(574,409)	2,262
Endeavor Group Holdings, Inc., Class A	USFF -4.780%	Weekly	MS	07/11/28	(11,967)	(309,008)	(341,778)	(37,066)
Gannett Co., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,241)	(6,835)	(6,974)	(178)
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,911)	(77,643)	(85,518)	(8,247)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,285)	(135,721)	(140,695)	(5,502)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	01/12/29	(893)	(34,276)	(37,979)	(3,981)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/12/29	(134)	(26,449)	(27,907)	(1,694)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,270)	(81,297)	(72,990)	7,986
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(425)	(73,349)	(70,274)	677
Paramount Global, Class B	USFF -0.250%	Weekly	MS	07/16/29	(27,567)	(293,270)	(292,762)	(1,725)
PubMatic, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(42)	(630)	(625)	(10)
Rumble, Inc.	USFF -11.380%	Weekly	MS	07/16/29	(1,103)	(5,863)	(5,912)	(85)
Scholastic Corp.	USFF -0.250%	Weekly	MS	09/17/29	(19)	(602)	(608)	(21)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(46,033)	(423,603)	(492,553)	(75,734)
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(703)	(106,349)	(108,058)	(2,125)
TechTarget, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(9)	(219)	(220)	(14)
TEGNA, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(275)	(4,309)	(4,340)	(52)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/12/29	(683)	$(69,200)	$(74,891)	$(5,967)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(120,032)	(938,567)	(990,264)	(59,145)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(63,581)	(613,490)	(656,156)	(45,008)
					(332,601)	(4,028,367)	(4,216,666)	(219,582)
Pharmaceuticals, Biotechnology & Life Sciences
89bio, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2)	(15)	(15)	(13)
AbCellera Biologics, Inc. (Canada)	USFF -4.408%	Weekly	MS	07/11/28	(15,827)	(65,015)	(41,150)	23,605
Agios Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(11)	(501)	(489)	(3)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,994)	(320,142)	(232,324)	86,590
Arvinas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,112)	(28,562)	(27,389)	1,053
Avadel Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(3,226)	(49,452)	(42,309)	6,942
Axsome Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(645)	(49,470)	(57,966)	(8,696)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(16,023)	(143,806)	(130,748)	12,502
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(640)	(211,493)	(214,131)	(3,468)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,495)	(415,070)	(439,215)	(26,110)
Blueprint Medicines Corp.	USFF -0.250%	Weekly	MS	07/16/29	(145)	(12,769)	(13,413)	(705)
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(11,861)	(763,937)	(819,121)	(58,497)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(669)	(27,506)	(30,961)	(3,573)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,027)	(209,854)	(205,780)	3,264
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,694)	(66,662)	(31,545)	34,852
Day One Biopharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(42)	(596)	(585)	(4)
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,594)	(111,889)	(133,823)	(22,371)
Humacyte, Inc.	USFF -0.580%	Weekly	MS	07/16/29	(3,679)	(20,014)	(20,014)	(90)
Ideaya Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(45)	(1,757)	(1,426)	312
Immunovant, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,952)	(111,836)	(112,672)	(1,273)
Insmed, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,180)	(232,281)	(232,140)	(754)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Ligand Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(41)	$(4,068)	$(4,104)	$(64)
Liquidia Corp.	USFF -0.580%	Weekly	MS	01/12/29	(3,408)	(37,961)	(34,080)	3,724
Longboard Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(263)	(8,559)	(8,766)	(252)
Madrigal Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10)	(2,497)	(2,122)	353
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(16,085)	(117,245)	(133,666)	(16,879)
Moderna, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(239)	(15,343)	(15,972)	(700)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,767)	(50,181)	(67,573)	(17,729)
Pfizer, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,047)	(31,012)	(30,300)	(3,350)
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,613)	(81,917)	(51,712)	29,882
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,704)	(121,169)	(122,858)	(2,187)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,865)	(359,154)	(357,810)	(32)
Soleno Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(105)	(5,130)	(5,301)	(215)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(8,733)	(156,369)	(145,841)	9,922
Standard BioTools, Inc.	USFF -0.260%	Weekly	MS	07/16/29	(7,403)	(13,975)	(14,288)	(378)
Tarsus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(735)	(23,380)	(24,174)	(965)
Tilray Brands, Inc.	USFF -1.119%	Weekly	MS	07/11/28	(30,639)	(57,549)	(53,925)	3,393
Vericel Corp.	USFF -0.250%	Weekly	MS	07/16/29	(838)	(38,872)	(35,406)	3,306
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,135)	(389,573)	(340,682)	47,226
Xencor, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6)	(123)	(121)	(11)
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(115)	(4,424)	(4,528)	(133)
					(180,614)	(4,361,128)	(4,240,445)	98,474
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,439)	(67,796)	(69,812)	(2,485)
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,048)	(188,619)	(140,918)	47,196
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,131)	(262,591)	(260,322)	582
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,731)	(78,707)	(70,187)	8,209
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,382)	$(380,463)	$(344,932)	$34,073
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(903)	(121,131)	(102,057)	18,601
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(285)	(42,823)	(71,090)	(28,443)
indie Semiconductor, Inc., Class A	USFF -0.590%	Weekly	MS	07/11/28	(18,166)	(103,256)	(72,482)	30,369
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(45,089)	(1,236,920)	(1,057,788)	164,902
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,791)	(87,830)	(80,828)	5,958
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,077)	(521,727)	(534,786)	(15,053)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,567)	(158,935)	(174,344)	(16,228)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,985)	(239,101)	(173,543)	64,637
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,083)	(245,767)	(247,534)	(2,933)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,570)	(132,927)	(100,668)	30,266
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,198)	(141,776)	(138,453)	2,772
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(361)	(38,497)	(61,915)	(24,683)
Synaptics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,099)	(102,763)	(85,260)	17,126
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,024)	(421,460)	(418,098)	(2,963)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(943)	(186,441)	(197,936)	(12,709)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,821)	(95,603)	(93,460)	1,767
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,827)	(210,900)	(105,022)	105,065
					(132,520)	(5,066,033)	(4,601,435)	426,026
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,920)	(38,777)	(42,165)	(3,597)
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,868)	(27,377)	(25,726)	1,534
Appian Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(963)	(41,323)	(32,877)	8,277
Applied Digital Corp.	USFF -3.230%	Weekly	MS	07/16/29	(5,207)	(32,129)	(42,958)	(10,964)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	09/17/29	(701)	(88,243)	(91,516)	(3,620)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(14,417)	(223,249)	(167,093)	55,295
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(369)	(80,875)	(88,125)	(7,570)
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,619)	(455,539)	(415,923)	37,873
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(115)	(28,493)	(31,680)	(3,308)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,151)	(89,047)	(24,283)	64,413
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,861)	$(566,377)	$(467,506)	$96,708
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,127)	(198,020)	(165,807)	31,448
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(45,835)	(501,014)	(506,477)	(7,377)
Cipher Mining, Inc.	USFF -0.259%	Weekly	MS	01/12/29	(54,108)	(180,770)	(209,398)	(29,403)
Cleanspark, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,017)	(128,959)	(84,219)	44,238
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(930)	(16,237)	(23,483)	(7,589)
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(28,319)	(574,494)	(577,141)	(4,842)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,254)	(38,710)	(36,334)	2,215
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(197)	(25,247)	(22,667)	2,471
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,299)	(45,531)	(52,467)	(7,121)
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(592)	(44,445)	(45,306)	(1,043)
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(3,308)	(260,087)	(253,922)	5,164
Enfusion, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,993)	(17,438)	(18,914)	(1,554)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/16/29	(259)	(491,967)	(503,372)	(13,285)
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(18,397)	(223,745)	(139,265)	83,617
Five9, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,915)	(652,696)	(457,238)	192,968
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,110)	(133,455)	(104,583)	28,352
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/16/29	(1,082)	(219,093)	(214,387)	3,870
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,134)	(41,637)	(19,675)	21,792
JFrog Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/16/29	(3,959)	(106,780)	(114,969)	(8,607)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(12,431)	(345,455)	(204,987)	139,060
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(339)	(84,288)	(95,388)	(11,433)
Nutanix, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(4,546)	(282,712)	(269,350)	12,323
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(11,481)	(83,779)	(56,946)	26,502
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,836)	(98,085)	(89,708)	7,992
Palantir Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,694)	(92,371)	(100,217)	(20,667)
Perficient, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,107)	(158,269)	(159,036)	(1,381)
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,234)	(37,944)	(39,031)	(1,245)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,393)	(78,097)	(81,161)	(3,373)
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(2,023)	(160,752)	(162,123)	(1,994)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,000)	$(614,130)	$(574,300)	$37,181
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,290)	(132,146)	(95,640)	35,991
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(472)	(98,428)	(91,648)	6,422
Squarespace, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,612)	(141,795)	(167,705)	(26,535)
Terawulf, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(32,134)	(133,029)	(150,387)	(17,876)
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,313)	(76,846)	(80,806)	(4,265)
Workiva, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,178)	(106,707)	(93,203)	13,086
Zscaler, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,944)	(471,897)	(503,247)	(33,155)
					(346,053)	(8,768,484)	(7,994,359)	726,988
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,008)	(223,963)	(211,322)	11,119
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(576)	(55,567)	(67,467)	(12,246)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,267)	(112,346)	(87,937)	23,970
CDW Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,448)	(325,538)	(327,682)	(3,866)
Ciena Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,127)	(565,973)	(623,722)	(59,911)
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(11,799)	(494,845)	(477,859)	13,787
Corning, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,144)	(368,912)	(412,852)	(49,527)
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,486)	(20,804)	(17,303)	3,409
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,529)	(153,446)	(141,877)	10,413
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,763)	(96,765)	(101,648)	(5,263)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,396)	(82,870)	(93,190)	(10,647)
IonQ, Inc.	USFF -2.730%	Weekly	MS	01/12/29	(11,272)	(103,415)	(98,517)	4,010
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,309)	(196,992)	(208,039)	(11,808)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,294)	(78,359)	(82,014)	(3,995)
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(266)	(48,151)	(47,593)	358
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,075)	(150,811)	(163,217)	(12,991)
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/16/29	(420)	(30,938)	(28,749)	2,089
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(137)	(62,023)	(57,047)	4,728
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	07/16/29	(583)	(68,677)	(70,007)	(1,604)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,877)	(54,922)	(52,505)	2,195
Ubiquiti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(108)	(31,931)	(23,946)	7,344
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,752)	(415,925)	(354,600)	56,442
					(93,636)	(3,743,173)	(3,749,093)	(31,994)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(662)	$(50,013)	$(50,259)	$(2,468)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,371)	(71,204)	(84,242)	(13,320)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(38,252)	(57,459)	(47,432)	9,796
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(568)	(26,418)	(22,839)	2,864
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/29/25	(1,726)	(45,843)	(24,354)	14,156
					(43,579)	(250,937)	(229,126)	11,028
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(6,356)	(139,579)	(102,904)	36,102
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(2,586)	(166,465)	(142,385)	21,974
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,503)	(177,748)	(163,000)	13,843
Canadian National Railway Co. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(987)	(115,419)	(115,627)	(1,544)
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(292)	(29,856)	(32,228)	(2,679)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,542)	(193,601)	(202,619)	(9,766)
Frontier Group Holdings, Inc.	USFF -0.258%	Weekly	MS	01/12/29	(12,676)	(57,158)	(67,817)	(11,207)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(17,363)	(92,021)	(113,901)	(23,563)
Kirby Corp.	USFF -0.250%	Weekly	MS	09/17/29	(836)	(104,394)	(102,351)	1,633
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,543)	(76,574)	(83,245)	(7,467)
Matson, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(743)	(94,759)	(105,967)	(11,922)
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(273)	(68,994)	(67,841)	149
RXO, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,124)	(148,786)	(171,472)	(23,263)
Ryder System, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(616)	(73,961)	(89,813)	(17,317)
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,861)	(754,835)	(813,741)	(61,785)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(2,800)	(77,440)	(79,912)	(4,014)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/16/29	(2,091)	(58,366)	(61,956)	(5,005)
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,591)	(50,829)	(29,045)	21,650
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(1,414)	$(210,756)	$(193,562)	$15,736
United Parcel Service, Inc., Class B	USFF -0.250%	Weekly	MS	09/17/29	(1,137)	(154,811)	(155,019)	(1,210)
					(65,334)	(2,846,352)	(2,894,405)	(69,655)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(8,185)	(147,385)	(164,191)	(20,524)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(78,448)	(483,713)	(427,542)	36,947
ALLETE, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,104)	(69,943)	(70,866)	(1,201)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,196)	(109,845)	(133,275)	(26,860)
Altus Power, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,195)	(38,851)	(22,880)	15,810
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,933)	(142,455)	(169,060)	(30,116)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(872)	(64,099)	(72,629)	(9,421)
Avangrid, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(50)	(1,787)	(1,790)	(22)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(951)	(36,729)	(36,851)	(275)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(1,137)	(62,236)	(61,648)	(1,198)
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(915)	(96,284)	(113,616)	(18,993)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(7,917)	(199,852)	(242,894)	(48,839)
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/16/29	(1,399)	(168,767)	(179,646)	(12,960)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,051)	(120,025)	(121,180)	(2,630)
Edison International	USFF -0.250%	Weekly	MS	07/16/29	(1,971)	(160,943)	(171,654)	(11,336)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,503)	(526,390)	(592,640)	(71,799)
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(131)	(5,019)	(5,053)	(66)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,406)	(138,696)	(149,196)	(18,577)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(687)	(27,224)	(27,858)	(1,939)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,343)	(357,109)	(370,012)	(20,663)
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(1,706)	(73,812)	(77,521)	(4,528)
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,158)	(22,134)	(20,889)	1,147
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,190)	(117,800)	(122,677)	(9,326)
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,078)	(87,098)	(98,583)	(12,624)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(526)	(37,447)	(34,316)	2,277
Montauk Renewables, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(297)	(1,377)	(1,547)	(188)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,549)	(116,696)	(120,313)	(5,207)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,744)	(301,245)	(316,480)	(17,065)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,660)	(45,342)	(57,519)	(15,341)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(2,969)	(128,520)	(121,195)	1,066
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,002)	(61,090)	(57,334)	(3,140)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
September 30, 2024
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,435)	$(254,346)	$(263,964)	$(10,596)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,127)	(205,248)	(232,711)	(29,544)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,133)	(248,267)	(241,053)	4,937
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/16/29	(300)	(26,853)	(23,448)	3,219
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,782)	(109,909)	(121,768)	(15,164)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/08/27	(3,362)	(156,575)	(161,040)	(11,607)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,153)	(188,436)	(192,069)	(4,362)
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -0.780%	Weekly	MS	07/16/29	(988)	(6,155)	(6,215)	(96)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(3,917)	(316,288)	(327,579)	(17,701)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(1,050)	(58,371)	(61,016)	(3,472)
Sunnova Energy International, Inc.	USFF -0.680%	Weekly	MS	07/11/28	(7,789)	(97,613)	(75,865)	21,364
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(461)	(40,835)	(44,339)	(4,057)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,148)	(119,302)	(140,264)	(23,780)
					(187,918)	(5,778,111)	(6,054,186)	(398,450)

Total Reference Entity — Short						(93,356,514)	(88,879,478)	3,708,251
Net Value of Reference Entity						$(71,348,325)	$(64,740,055)	$7,554,190

*	Includes $945,920 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — 49.8%
Automobiles & Components — 0.3%
BorgWarner, Inc.	9,792	$ 355,352
General Motors Co.(a)	55,721	2,498,529
		2,853,881
Banks — 0.6%
Bank of America Corp.(a)	21,745	862,842
Citigroup, Inc.	5,891	368,777
Citizens Financial Group, Inc.	1,366	56,102
JPMorgan Chase & Co.(a)	12,340	2,602,012
PNC Financial Services Group, Inc. (The)	1,132	209,250
Truist Financial Corp.	5,229	223,644
US Bancorp	6,007	274,700
Wells Fargo & Co.(a)	14,478	817,862
		5,415,189
Capital Goods — 5.1%
3M Co.(a)	16,618	2,271,681
A. O. Smith Corp.	4,039	362,823
AMETEK, Inc.	4,428	760,332
Builders FirstSource, Inc.(a)*	3,628	703,324
Caterpillar, Inc.(a)	4,049	1,583,645
Cummins, Inc.(a)	3,117	1,009,253
Dover Corp.(a)	8,540	1,637,460
Eaton Corp. PLC (Ireland)	1,409	466,999
Emerson Electric Co.(a)	18,514	2,024,876
Fortive Corp.	175	13,813
GE Vernova, Inc.*	301	76,749
General Dynamics Corp.(a)	4,422	1,336,328
General Electric Co.(a)	20,900	3,941,322
Honeywell International, Inc.	1,324	273,684
Howmet Aerospace, Inc.(a)	23,092	2,314,973
Illinois Tool Works, Inc.(a)	6,807	1,783,911
Ingersoll Rand, Inc.(a)	5,003	491,095
Johnson Controls International PLC (Ireland)	14,098	1,094,146
Lockheed Martin Corp.(a)	6,272	3,666,360
Masco Corp.(a)	24,087	2,021,863
Northrop Grumman Corp.(a)	1,804	952,638
Otis Worldwide Corp.(a)	22,415	2,329,815
Parker-Hannifin Corp.(a)	3,664	2,314,989
Pentair PLC (Ireland)	13,546	1,324,663
Quanta Services, Inc.	160	47,704
Snap-on, Inc.(a)	10,279	2,977,929
Textron, Inc.(a)	13,988	1,239,057
Trane Technologies PLC (Ireland)	4,302	1,672,316
TransDigm Group, Inc.(a)	508	724,982
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.(a)	2,909	$ 2,355,505
WW Grainger, Inc.(a)	1,363	1,415,898
		45,190,133
Commercial & Professional Services — 1.5%
Amentum Holdings, Inc.(a)*	17,128	552,378
Automatic Data Processing, Inc.(a)	2,856	790,341
Broadridge Financial Solutions, Inc.	2,007	431,565
Cintas Corp.(a)	7,944	1,635,511
Jacobs Solutions, Inc.(a)	18,108	2,370,337
Leidos Holdings, Inc.(a)	20,333	3,314,279
Paychex, Inc.	2,048	274,821
Republic Services, Inc.(a)	6,183	1,241,794
Veralto Corp.(a)	24,372	2,726,252
		13,337,278
Consumer Discretionary Distribution & Retail — 1.8%
Amazon.com, Inc.(a)*	14,137	2,634,147
AutoZone, Inc.(a)*	133	418,955
Bath & Body Works, Inc.(a)	45,179	1,442,114
Best Buy Co., Inc.	4,331	447,392
eBay, Inc.(a)	10,643	692,966
Home Depot, Inc. (The)(a)	2,489	1,008,543
LKQ Corp.(a)	98,006	3,912,400
Lowe's Cos., Inc.(a)	7,991	2,164,362
Ross Stores, Inc.(a)	6,999	1,053,420
TJX Cos., Inc. (The)(a)	8,371	983,927
Ulta Beauty, Inc.(a)*	3,057	1,189,540
		15,947,766
Consumer Durables & Apparel — 1.3%
DR Horton, Inc.(a)	2,976	567,732
Garmin Ltd. (Switzerland)	6,400	1,126,592
Lennar Corp., Class A	805	150,921
Mohawk Industries, Inc.*	2,540	408,127
NIKE, Inc., Class B(a)	41,997	3,712,535
PulteGroup, Inc.(a)	9,065	1,301,099
Ralph Lauren Corp.(a)	8,944	1,733,973
Tapestry, Inc.(a)	48,373	2,272,564
		11,273,543
Consumer Services — 2.1%
Booking Holdings, Inc.(a)	423	1,781,727
Caesars Entertainment, Inc.(a)*	23,642	986,817
Darden Restaurants, Inc.(a)	5,389	884,497
Expedia Group, Inc.(a)*	5,925	877,018
Hilton Worldwide Holdings, Inc.(a)	10,407	2,398,813
Marriott International, Inc., Class A(a)	15,363	3,819,242
McDonald's Corp.(a)	10,692	3,255,821
MGM Resorts International*	9,285	362,951

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.(a)	16,156	$ 1,549,037
Yum! Brands, Inc.(a)	18,492	2,583,517
		18,499,440
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.(a)	926	820,918
Kroger Co. (The)(a)	15,737	901,730
Sysco Corp.(a)	13,239	1,033,436
Target Corp.(a)	29,144	4,542,384
Walgreens Boots Alliance, Inc.(a)	113,282	1,015,007
Walmart, Inc.(a)	14,694	1,186,540
		9,500,015
Energy — 2.8%
Baker Hughes Co.(a)	31,396	1,134,965
Chevron Corp.(a)	8,203	1,208,056
ConocoPhillips(a)	24,073	2,534,405
Coterra Energy, Inc.(a)	68,640	1,643,928
Devon Energy Corp.(a)	55,893	2,186,534
Diamondback Energy, Inc.(a)	16,621	2,865,460
EOG Resources, Inc.(a)	13,566	1,667,668
Exxon Mobil Corp.(a)	10,432	1,222,839
Halliburton Co.(a)	55,413	1,609,748
Kinder Morgan, Inc.(a)	168,332	3,718,454
Marathon Oil Corp.(a)	75,324	2,005,878
Marathon Petroleum Corp.(a)	4,999	814,387
Occidental Petroleum Corp.	16,138	831,753
Phillips 66(a)	9,230	1,213,284
Valero Energy Corp.(a)	6,091	822,468
		25,479,827
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	1,465	173,969
American Tower Corp.	1,403	326,282
AvalonBay Communities, Inc.	1,978	445,545
Camden Property Trust	1,704	210,495
Digital Realty Trust, Inc.(a)	7,892	1,277,162
Essex Property Trust, Inc.	1,478	436,631
Extra Space Storage, Inc.(a)	8,043	1,449,268
Healthpeak Properties, Inc.	4,033	92,235
Prologis, Inc.	2,189	276,427
Realty Income Corp.(a)	29,365	1,862,328
Simon Property Group, Inc.(a)	13,768	2,327,067
VICI Properties, Inc.(a)	35,442	1,180,573
Welltower, Inc.(a)	9,148	1,171,218
		11,229,200
Financial Services — 2.7%
American Express Co.	952	258,182
Ameriprise Financial, Inc.	200	93,962
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Bank of New York Mellon Corp. (The)	2,912	$ 209,256
Berkshire Hathaway, Inc., Class B(a)*	2,120	975,751
BlackRock, Inc.	378	358,915
Capital One Financial Corp.(a)	3,481	521,210
Cboe Global Markets, Inc.	2,359	483,288
Charles Schwab Corp. (The)(a)	6,151	398,646
CME Group, Inc.(a)	1,738	383,490
Corpay, Inc.(a)*	4,264	1,333,609
Discover Financial Services	780	109,426
Fiserv, Inc.(a)*	5,994	1,076,822
Franklin Resources, Inc.(a)	29,740	599,261
Goldman Sachs Group, Inc. (The)(a)	1,754	868,423
Intercontinental Exchange, Inc.(a)	15,775	2,534,096
Invesco Ltd. (Bermuda)	1,014	17,806
KKR & Co., Inc.	4,022	525,193
Mastercard, Inc., Class A(a)	4,065	2,007,297
Moody's Corp.(a)	1,581	750,327
Nasdaq, Inc.(a)	31,126	2,272,509
Northern Trust Corp.	278	25,028
PayPal Holdings, Inc.(a)*	26,133	2,039,158
Raymond James Financial, Inc.	919	112,541
S&P Global, Inc.(a)	3,546	1,831,935
Synchrony Financial	1,660	82,801
T Rowe Price Group, Inc.(a)	7,555	822,966
Visa, Inc., Class A(a)	13,081	3,596,621
		24,288,519
Food, Beverage & Tobacco — 2.7%
Altria Group, Inc.(a)	22,645	1,155,801
Archer-Daniels-Midland Co.	2,065	123,363
Campbell Soup Co.	7	342
Coca-Cola Co. (The)(a)	47,139	3,387,408
Conagra Brands, Inc.(a)	46,002	1,495,985
Constellation Brands, Inc., Class A(a)	1,797	463,069
General Mills, Inc.(a)	17,722	1,308,770
Kellanova(a)	38,656	3,119,926
Keurig Dr Pepper, Inc.(a)	61,141	2,291,565
Kraft Heinz Co. (The)(a)	96,378	3,383,831
Molson Coors Beverage Co., Class B(a)	16,197	931,651
Mondelez International, Inc., Class A(a)	45,807	3,374,602
PepsiCo, Inc.(a)	10,738	1,825,997
Philip Morris International, Inc.(a)	12,924	1,568,974
		24,431,284
Health Care Equipment & Services — 3.5%
Abbott Laboratories	2,573	293,348

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Baxter International, Inc.(a)	7,528	$ 285,838
Becton Dickinson & Co.(a)	5,974	1,440,331
Cardinal Health, Inc.	1,858	205,346
Cencora, Inc.(a)	4,710	1,060,127
Centene Corp.(a)*	10,454	786,977
Cigna Group (The)(a)	5,537	1,918,238
CVS Health Corp.(a)	21,315	1,340,287
DaVita, Inc.(a)*	9,796	1,605,858
Elevance Health, Inc.(a)	2,210	1,149,200
GE HealthCare Technologies, Inc.(a)	32,956	3,092,921
HCA Healthcare, Inc.(a)	3,155	1,282,287
Hologic, Inc.(a)*	48,098	3,918,063
McKesson Corp.(a)	1,895	936,926
Medtronic PLC (Ireland)	33,754	3,038,873
Molina Healthcare, Inc.(a)*	2,999	1,033,335
ResMed, Inc.(a)	11,027	2,691,911
Solventum Corp.(a)*	48,750	3,398,850
Teleflex, Inc.(a)	1,549	383,099
UnitedHealth Group, Inc.(a)	1,550	906,254
Universal Health Services, Inc., Class B	3,456	791,459
		31,559,528
Household & Personal Products — 0.8%
Colgate-Palmolive Co.(a)	14,161	1,470,054
Kenvue, Inc.(a)	25,821	597,240
Kimberly-Clark Corp.(a)	18,894	2,688,238
Procter & Gamble Co. (The)(a)	15,377	2,663,296
		7,418,828
Insurance — 1.4%
Aflac, Inc.	2,667	298,171
American International Group, Inc.	1,584	115,996
Aon PLC, Class A (Ireland)	786	271,948
Assurant, Inc.	262	52,101
Brown & Brown, Inc.(a)	7,635	790,986
Chubb Ltd. (Switzerland)	2,825	814,702
Cincinnati Financial Corp.	1,864	253,728
Hartford Financial Services Group, Inc. (The)(a)	9,559	1,124,234
Loews Corp.(a)	23,228	1,836,174
MetLife, Inc.(a)	16,036	1,322,649
Prudential Financial, Inc.(a)	17,763	2,151,099
Travelers Cos., Inc. (The)(a)	6,870	1,608,404
Willis Towers Watson PLC (Ireland)	5,507	1,621,977
		12,262,169
Materials — 2.1%
Avery Dennison Corp.	1,851	408,627
Ball Corp.	3,380	229,536
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Celanese Corp.	3,836	$ 521,543
DuPont de Nemours, Inc.(a)	30,670	2,733,004
Eastman Chemical Co.(a)	10,610	1,187,789
Ecolab, Inc.	512	130,729
FMC Corp.(a)	27,248	1,796,733
International Paper Co.(a)	20,863	1,019,158
Linde PLC (Ireland)	7,854	3,745,258
LyondellBasell Industries NV, Class A (Netherlands)	37,620	3,607,758
Martin Marietta Materials, Inc.	105	56,516
Mosaic Co. (The)(a)	97,414	2,608,747
Packaging Corp. of America	1,020	219,708
Smurfit WestRock PLC (Ireland)	2,106	104,078
Steel Dynamics, Inc.	1,866	235,265
		18,604,449
Media & Entertainment — 3.0%
Alphabet, Inc., Class A(a)	37,144	6,160,332
Charter Communications, Inc., Class A(a)*	2,994	970,295
Electronic Arts, Inc.	984	141,145
Fox Corp., Class A(a)	88,885	3,762,502
Interpublic Group of Cos., Inc. (The)	7,525	238,016
Meta Platforms, Inc., Class A(a)	11,062	6,332,331
Netflix, Inc.(a)*	4,503	3,193,843
News Corp., Class A(a)	21,709	578,111
Omnicom Group, Inc.(a)	16,891	1,746,360
Take-Two Interactive Software, Inc.*	580	89,152
Walt Disney Co. (The)(a)	32,898	3,164,459
		26,376,546
Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
AbbVie, Inc.	417	82,349
Biogen, Inc.*	3,955	766,637
Bristol-Myers Squibb Co.(a)	16,675	862,765
Danaher Corp.(a)	1,870	519,897
Gilead Sciences, Inc.(a)	39,535	3,314,615
Incyte Corp.(a)*	8,044	531,708
IQVIA Holdings, Inc.(a)*	7,594	1,799,550
Johnson & Johnson(a)	33,807	5,478,763
Merck & Co., Inc.(a)	42,050	4,775,198
Mettler-Toledo International, Inc.(a)*	994	1,490,702
Thermo Fisher Scientific, Inc.(a)	2,032	1,256,934
Vertex Pharmaceuticals, Inc.(a)*	1,186	551,585
Viatris, Inc.(a)	206,677	2,399,520
		23,830,223
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)*	6,834	850,696

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 3.9%
Applied Materials, Inc.(a)	3,368	$ 680,504
Broadcom, Inc.(a)	11,696	2,017,560
KLA Corp.(a)	969	750,403
Lam Research Corp.(a)	2,769	2,259,726
Micron Technology, Inc.	3,068	318,182
NVIDIA Corp.(a)	97,747	11,870,396
NXP Semiconductors NV (Netherlands)	5,653	1,356,777
Qorvo, Inc.(a)*	44,019	4,547,163
QUALCOMM, Inc.(a)	43,899	7,465,025
Skyworks Solutions, Inc.(a)	35,976	3,553,349
		34,819,085
Software & Services — 3.4%
Accenture PLC, Class A (Ireland)	1,585	560,266
ANSYS, Inc.*	130	41,422
Cadence Design Systems, Inc.*	1,402	379,984
Cognizant Technology Solutions Corp., Class A	728	56,187
Crowdstrike Holdings, Inc., Class A*	1,162	325,906
EPAM Systems, Inc.*	116	23,088
Fair Isaac Corp.*	285	553,903
Gen Digital, Inc.(a)	132,758	3,641,552
GoDaddy, Inc., Class A(a)*	10,044	1,574,698
International Business Machines Corp.(a)	5,121	1,132,151
Intuit, Inc.(a)	440	273,240
Microsoft Corp.(a)	27,086	11,655,106
Oracle Corp.	4,022	685,349
Palantir Technologies, Inc., Class A(a)*	72,114	2,682,641
Roper Technologies, Inc.(a)	3,568	1,985,378
Salesforce, Inc.(a)	6,006	1,643,902
Synopsys, Inc.(a)*	1,511	765,155
VeriSign, Inc.(a)*	14,548	2,763,538
		30,743,466
Technology Hardware & Equipment — 2.6%
Amphenol Corp., Class A	7,096	462,375
Apple, Inc.(a)	14,695	3,423,935
CDW Corp.	633	143,248
Cisco Systems, Inc.(a)	26,408	1,405,434
Dell Technologies, Inc., Class C	557	66,027
F5, Inc.(a)*	9,038	1,990,167
Hewlett Packard Enterprise Co.(a)	113,766	2,327,652
HP, Inc.(a)	65,700	2,356,659
Jabil, Inc.(a)	9,631	1,154,083
Motorola Solutions, Inc.(a)	2,947	1,325,060
NetApp, Inc.(a)	24,305	3,001,910
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Super Micro Computer, Inc.(a)*	2,774	$ 1,155,094
TE Connectivity PLC (Ireland)	6,728	1,015,861
Teledyne Technologies, Inc.(a)*	7,858	3,439,132
		23,266,637
Telecommunication Services — 0.5%
AT&T, Inc.(a)	51,654	1,136,388
T-Mobile US, Inc.(a)	8,755	1,806,682
Verizon Communications, Inc.(a)	40,413	1,814,948
		4,758,018
Transportation — 1.4%
CSX Corp.(a)	72,510	2,503,770
Delta Air Lines, Inc.(a)	71,525	3,632,755
FedEx Corp.(a)	10,387	2,842,714
Uber Technologies, Inc.(a)*	6,332	475,913
Union Pacific Corp.(a)	9,619	2,370,891
United Parcel Service, Inc., Class B(a)	7,976	1,087,448
		12,913,491
Utilities — 1.1%
Constellation Energy Corp.(a)	5,016	1,304,260
Duke Energy Corp.	1,485	171,221
NRG Energy, Inc.(a)	73,571	6,702,318
PG&E Corp.	8,354	165,159
Public Service Enterprise Group, Inc.(a)	10,728	957,045
Vistra Corp.	3,241	384,188
		9,684,191
TOTAL COMMON STOCKS (Cost $373,375,282)		444,533,402
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY(b) — 44.9%
Gotham Enhanced 500 ETF	12,710,300	401,215,872
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $322,519,946)		401,215,872

TOTAL INVESTMENTS - 94.7% (Cost $695,895,228)		845,749,274
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		47,422,639
NET ASSETS - 100.0%		$893,171,913

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
The portfolio matures between July 29, 2025 and July 16, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 4.5% of net assets as of September 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/07/27	38,217	$1,203,867	$1,386,895	$247,007
General Motors Co.	USFF +0.250%	Weekly	MS	07/29/25	116,737	4,035,462	5,234,487	1,366,963
					154,954	5,239,329	6,621,382	1,613,970
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	07/29/25	51,030	1,656,569	2,024,870	546,207
Citigroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,891	677,377	744,377	104,262
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,306	66,252	94,707	36,443
Fifth Third Bancorp	USFF +0.250%	Weekly	MS	07/16/29	6,393	275,386	273,876	9,919
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	07/29/25	20,630	2,324,575	4,350,042	2,303,194
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/29/25	2,506	354,582	463,234	167,399
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,303	174,093	226,809	75,629
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	6,145	214,098	281,011	93,613
Wells Fargo & Co.	USFF +0.250%	Weekly	MS	01/12/29	14,764	825,481	834,018	46,239
					120,968	6,568,413	9,292,944	3,382,905
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	17,943	1,994,031	2,452,808	539,180
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/07/27	15,024	1,167,177	1,349,606	292,629
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/29/25	29,778	4,790,965	5,113,180	494,960
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	30,068	4,492,607	5,828,983	1,480,820
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,030	5,460,440	7,051,894	1,901,162
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,132	3,781,481	4,575,800	954,252
Dover Corp.	USFF +0.250%	Weekly	MS	07/16/29	14,438	2,645,342	2,768,342	214,334
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	4,489	1,305,696	1,487,834	235,121
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/29/25	23,505	2,400,060	2,570,742	281,751
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,182	978,459	1,066,326	119,492
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/29/25	6,861	1,948,885	2,073,394	198,646
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	52,749	8,329,982	9,947,406	1,911,483
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,978	583,867	615,582	58,112
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	30,474	1,897,971	3,055,019	1,225,943
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,507	1,557,393	1,705,290	249,994
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,132	646,537	896,397	271,532
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	23,002	$1,350,765	$1,785,185	$507,546
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/29/25	7,518	3,509,551	4,394,722	1,120,762
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	33,469	2,040,512	2,809,388	879,038
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/29/25	3,077	1,450,803	1,624,871	237,041
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/10/28	27,584	2,450,325	2,867,081	536,891
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,190	2,575,618	3,279,146	805,530
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	23,258	1,695,167	2,274,400	669,255
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	01/12/29	843	207,962	251,340	50,362
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/29/25	14,626	3,366,632	4,237,298	1,168,271
Textron, Inc.	USFF +0.250%	Weekly	MS	01/05/26	23,037	1,764,104	2,040,617	336,556
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	5,831	1,751,164	2,266,685	589,074
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	875	1,006,610	1,248,739	299,962
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,516	2,916,681	3,656,741	851,368
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,094	1,850,685	2,175,268	417,004
					455,210	71,917,472	87,470,084	18,898,071
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28,140	618,836	907,515	965,557
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/29/25	21,003	5,173,176	5,812,160	897,459
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,775	1,871,728	1,886,888	83,651
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	10,716	1,781,397	2,206,210	489,989
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	32,994	3,717,444	4,318,915	80,941
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	33,235	3,477,483	5,417,305	2,101,030
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,350	693,896	717,917	49,733
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,319	1,762,551	1,871,628	173,493
Veralto Corp.	USFF +0.250%	Weekly	MS	07/29/25	33,427	2,428,167	3,739,144	1,401,010
					182,959	21,524,678	26,877,682	6,242,863
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/29/25	103,982	13,190,680	19,374,966	6,607,982
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,557	4,470,930	4,904,612	578,704
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/12/29	121,390	4,352,621	3,874,769	(347,409)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/29/25	15,040	1,063,258	1,553,632	615,640
eBay, Inc.	USFF +0.250%	Weekly	MS	07/29/25	28,974	1,327,486	1,886,497	655,169
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	5,331	1,670,096	2,160,121	596,309
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	113,892	4,717,838	4,546,569	22,882
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/25	11,554	$2,441,497	$3,129,401	$835,176
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,074	1,172,056	1,215,218	84,529
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	16,942	1,496,533	1,991,363	566,499
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,120	1,103,480	1,214,054	146,213
					429,856	37,006,475	45,851,202	10,361,694
Consumer Durables & Apparel
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/29/25	6,935	1,009,109	1,322,990	356,451
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	8,709	1,124,723	1,533,045	464,870
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	07/29/25	1,757	178,963	329,402	164,438
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,222	1,562,515	2,606,551	1,094,411
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	44,529	3,687,082	3,936,364	381,915
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13,232	1,228,384	1,899,189	721,200
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	13,433	1,539,869	2,604,256	1,156,349
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/29/25	60,631	1,695,444	2,848,444	1,332,099
					165,448	12,026,089	17,080,241	5,671,733
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	931	3,073,459	3,921,484	964,496
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/10/28	51,714	1,985,951	2,158,542	236,561
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,455	1,688,438	1,880,109	223,963
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,537	1,461,641	1,707,707	305,168
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,443	2,927,238	3,329,112	513,245
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	18,422	4,010,338	4,579,709	749,740
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/29/25	11,876	3,138,127	3,616,361	722,263
MGM Resorts International	USFF +0.250%	Weekly	MS	07/11/28	19,887	700,642	777,383	101,094
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	18,718	1,517,678	1,794,682	362,592
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/29/25	26,032	3,371,861	3,636,931	468,413
					185,015	23,875,373	27,402,020	4,647,535
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/11/28	832	499,326	737,585	269,438
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	19,739	959,213	1,131,045	222,254
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	15,516	1,126,929	1,211,179	128,317
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	31,006	4,479,173	4,832,595	532,245
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	01/12/29	121,733	1,374,432	1,090,728	(246,240)
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/29/25	24,155	1,584,122	1,950,516	476,748
					212,981	10,023,195	10,953,648	1,382,762
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/10/28	73,533	$2,442,145	$2,658,218	$389,024
Chevron Corp.	USFF +0.250%	Weekly	MS	01/12/29	27,634	4,113,892	4,069,659	126,684
ConocoPhillips	USFF +0.250%	Weekly	MS	07/16/29	34,639	3,655,628	3,646,794	128,341
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	148,935	3,557,246	3,566,993	129,945
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	143,364	6,115,363	5,608,400	(177,583)
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	24,962	4,717,195	4,303,449	(225,197)
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/25	29,996	3,548,374	3,687,408	431,662
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/06/26	10,851	1,035,868	1,271,954	339,068
Halliburton Co.	USFF +0.250%	Weekly	MS	07/29/25	94,493	2,873,061	2,745,022	13,509
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/10/28	192,148	3,712,838	4,244,549	760,882
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	87,998	2,293,633	2,343,387	138,141
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/29/25	6,235	930,471	1,015,744	156,369
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/16/29	49,147	2,540,067	2,533,036	74,768
Phillips 66	USFF +0.250%	Weekly	MS	07/16/29	9,502	1,263,115	1,249,038	30,474
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	8,732	1,170,672	1,179,082	87,105
					942,169	43,969,568	44,122,733	2,403,192
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,374	887,652	1,113,163	302,400
American Tower Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,084	1,083,251	1,182,335	141,344
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/29/25	8,216	1,553,426	1,850,654	413,750
Camden Property Trust	USFF +0.250%	Weekly	MS	07/11/28	16,823	1,540,693	2,078,145	646,462
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15,185	2,062,255	2,457,389	548,009
Essex Property Trust, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,269	2,848,924	2,738,248	1,526
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/29/25	11,145	1,287,317	2,008,218	833,353
Healthpeak Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,221	205,168	302,364	132,417
Prologis, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,289	480,682	541,615	86,018
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/11/28	44,817	2,265,994	2,842,294	755,745
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	15,936	2,192,973	2,693,503	679,766
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	41,068	1,192,893	1,367,975	249,805
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,047	1,056,196	1,414,347	423,055
					205,474	18,657,424	22,590,250	5,213,650
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	07/16/29	16,181	8,816,144	9,284,011	774,788
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	5,712	$878,696	$1,549,094	$722,023
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	721	301,485	338,733	49,042
Bank of New York Mellon Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	3,995	252,681	287,081	44,046
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/25	18,053	4,360,321	8,309,074	4,088,952
BlackRock, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,388	1,389,531	2,267,430	1,111,312
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,421	688,113	830,118	178,348
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,996	457,682	748,051	349,040
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	11,987	2,090,986	2,455,777	449,982
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	7,030	454,955	455,614	30,776
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,155	3,047,442	3,343,951	467,210
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,799	2,974,914	3,690,255	811,062
Discover Financial Services	USFF +0.250%	Weekly	MS	01/12/29	1,231	153,550	172,697	25,350
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	32,927	4,173,562	5,915,336	1,875,976
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/25	79,070	2,205,064	1,593,261	(299,734)
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	1,244,211	446,044
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/29/25	22,181	3,007,264	3,563,156	705,245
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/29/25	2,336	32,543	41,020	16,089
KKR & Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,284	473,757	559,405	101,725
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	7,415	3,158,747	3,661,527	638,417
Moody's Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,469	1,001,951	1,171,763	204,281
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/29/25	33,588	2,160,778	2,452,260	374,019
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,331	93,672	119,830	33,370
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	79,059	4,121,491	6,168,974	2,180,014
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	918	93,675	112,418	24,913
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/03/25	5,171	2,479,076	2,671,442	279,461
Synchrony Financial	USFF +0.250%	Weekly	MS	07/16/29	1,696	87,138	84,596	880
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	13,275	1,444,407	1,446,046	278,666
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	18,126	4,606,119	4,983,744	589,065
					394,847	47,063,264	60,236,864	15,775,574
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	28,682	1,230,058	1,463,929	516,449
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/29/25	51,731	2,898,772	3,090,410	349,612
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/11/28	695	27,358	33,999	13,059
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	44,292	$2,651,721	$3,182,823	$821,300
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	141,156	4,061,210	4,590,393	756,090
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,986	465,691	511,772	68,706
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/29/25	19,579	1,244,771	1,445,909	331,209
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	41,955	2,310,818	3,386,188	1,203,132
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/11/28	73,558	2,374,054	2,756,954	493,664
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	119,395	4,093,867	4,191,958	440,217
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/29/25	17,505	930,607	1,006,888	125,630
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	50,323	3,420,760	3,707,295	481,380
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,758	2,496,805	2,509,598	104,414
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/29/25	15,234	1,523,710	1,849,408	472,286
					620,849	29,730,202	33,727,524	6,177,148
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/29/25	13,700	1,389,233	1,561,937	297,120
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	53,828	1,755,968	2,043,849	388,295
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/16/29	12,855	3,016,730	3,099,341	178,813
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,604	629,863	729,874	146,827
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/05/26	15,241	3,098,464	3,430,444	466,804
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	29,511	2,057,260	2,221,588	230,587
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	14,055	4,530,182	4,869,214	552,877
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/29/25	65,481	3,720,622	4,117,445	626,605
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	20,786	2,221,703	3,407,449	1,257,215
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,412	2,835,463	2,814,240	75,287
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	57,191	4,520,196	5,367,375	996,147
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/29/25	7,368	1,753,178	2,994,576	1,324,865
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/29/25	58,089	4,435,174	4,731,930	439,357
McKesson Corp.	USFF +0.250%	Weekly	MS	07/29/25	3,887	1,914,116	1,921,811	77,925
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	51,828	4,364,181	4,666,075	495,154
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,083	955,422	1,062,278	137,741
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	15,001	3,262,118	3,662,044	512,049
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	82,638	4,918,510	5,761,521	1,004,613
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,783	528,609	688,292	180,481
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/29/25	3,523	$1,806,444	$2,059,828	$344,661
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	3,952	910,042	905,048	24,441
					526,816	54,623,478	62,116,159	9,757,864
Household & Personal Products
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	42,237	3,612,239	4,384,623	943,283
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	41,021	755,115	948,816	236,131
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	25,570	3,278,398	3,638,100	591,828
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/29/25	20,104	3,103,017	3,482,013	601,054
					128,932	10,748,769	12,453,552	2,372,296
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/29/25	24,023	2,189,554	2,685,771	617,575
American International Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14,706	1,096,438	1,076,920	22,966
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	8,194	2,488,597	2,835,042	431,432
Assurant, Inc.	USFF +0.250%	Weekly	MS	07/29/25	6,055	1,107,683	1,204,097	137,960
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	32,358	2,529,026	3,352,289	925,986
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	11,159	2,771,493	3,218,144	567,288
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,740	780,055	1,053,569	322,082
Hartford Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	24,308	2,444,103	2,858,864	512,812
Loews Corp.	USFF +0.250%	Weekly	MS	07/29/25	30,087	2,056,695	2,378,377	397,653
MetLife, Inc.	USFF +0.250%	Weekly	MS	01/12/29	19,447	1,433,630	1,603,989	226,994
Prudential Financial, Inc.	USFF +0.250%	Weekly	MS	01/12/29	24,266	2,694,855	2,938,613	378,200
Travelers Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	8,632	1,955,271	2,020,924	138,870
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	8,726	2,136,550	2,570,069	526,981
					219,701	25,683,950	29,796,668	5,206,799
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	16,605	3,611,768	3,665,720	188,107
Ball Corp.	USFF +0.250%	Weekly	MS	01/12/29	32,218	2,167,086	2,187,924	101,092
Celanese Corp.	USFF +0.250%	Weekly	MS	01/12/29	16,618	2,269,277	2,259,383	54,784
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	52,337	4,126,941	4,663,750	707,141
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	23,844	2,151,362	2,669,336	628,887
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,351	$715,732	$1,110,941	$428,319
FMC Corp.	USFF +0.250%	Weekly	MS	07/16/29	32,975	2,025,909	2,174,372	232,840
International Paper Co.	USFF +0.250%	Weekly	MS	07/29/25	47,304	1,596,053	2,310,800	938,093
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/25	9,653	3,910,969	4,603,130	866,952
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	47,359	4,490,739	4,541,728	253,575
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	07/11/28	242	117,468	130,257	20,908
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	112,728	3,022,119	3,018,856	104,922
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	1,070	171,423	230,478	75,521
Smurfit WestRock PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	2,160	103,718	106,747	7,224
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,467	274,187	311,039	51,845
					401,931	30,754,751	33,984,461	4,660,210
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	90,930	8,577,535	15,080,741	6,811,670
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	10,726	2,842,837	3,476,082	724,725
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,664	767,015	812,444	71,668
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	122,852	4,824,000	5,200,325	559,432
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/29/25	6,155	173,045	194,683	70,273
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/25	17,460	4,679,938	9,994,802	5,489,225
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,247	3,173,616	3,721,540	650,023
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	32,141	776,401	855,915	110,971
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	19,118	1,659,525	1,976,610	420,999
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	07/29/25	1,059	139,533	162,779	27,937
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	76,696	7,269,755	7,377,388	366,112
					388,048	34,883,200	48,853,309	15,303,035
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/29/25	24,068	4,049,780	4,752,949	968,297
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/12/29	27,370	5,592,143	5,305,401	(106,997)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	90,524	3,739,228	4,683,712	1,109,867
Danaher Corp.	USFF +0.250%	Weekly	MS	07/29/25	4,903	1,234,199	1,363,132	185,858
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/29/25	65,148	4,504,260	5,462,008	1,297,089
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	27,654	1,464,043	1,827,929	411,101
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,981	2,209,114	2,365,198	227,218
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/29/25	36,298	5,410,381	5,882,454	1,071,590
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/29/25	47,568	$5,302,207	$5,401,822	$443,527
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,365	1,687,773	2,047,091	414,846
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,890	1,708,573	1,787,667	134,846
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,478	541,330	687,388	163,649
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/11/28	239,900	2,546,390	2,785,239	379,295
					579,147	39,989,421	44,351,990	6,700,186
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	16,993	1,570,847	2,115,289	595,084
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/25	24,634	4,241,238	4,977,300	920,237
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/29/25	40,825	4,682,915	7,042,313	2,626,701
KLA Corp.	USFF +0.250%	Weekly	MS	07/29/25	1,225	796,823	948,652	200,053
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/29/25	2,967	2,263,816	2,421,309	255,684
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/29/25	7,278	446,243	754,801	330,660
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	144,026	8,238,769	17,490,517	9,520,542
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	9,928	1,913,925	2,382,819	571,080
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	54,608	5,754,339	5,641,006	71,620
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	52,256	8,190,977	8,886,133	1,086,788
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	46,942	4,532,264	4,636,461	305,030
					384,689	41,061,309	55,181,311	15,888,395
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	13,993	4,174,989	4,946,246	928,250
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	685	158,782	218,262	64,789
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,622	672,423	710,641	75,438
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/29/25	3,910	244,657	301,774	80,150
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,351	333,626	378,915	56,210
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/06/26	415	175,159	82,597	(86,727)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	509	785,182	989,252	229,489
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	253,303	5,036,392	6,948,101	2,187,535
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	11,903	$1,729,168	$1,866,152	$192,710
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,085	660,704	903,112	292,612
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/12/29	786	445,978	488,106	57,365
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/29/25	56,622	15,629,333	24,364,447	9,655,362
Oracle Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,663	1,085,143	1,135,375	84,711
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	73,570	2,756,335	2,736,804	69,172
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,212	2,173,283	2,343,725	247,020
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,177	1,271,999	1,690,707	493,258
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/29/25	2,212	1,068,951	1,120,135	85,714
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	16,296	2,920,351	3,095,588	266,614
					459,314	41,322,455	54,319,939	14,979,672
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	57,834	3,023,993	3,768,463	876,480
Apple, Inc.	USFF +0.250%	Weekly	MS	07/29/25	127,703	13,954,036	29,754,799	16,715,307
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,344	284,139	304,147	32,983
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/25	100,442	4,386,077	5,345,523	1,442,280
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	31,154	3,662,192	3,692,995	148,588
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15,591	2,613,904	3,433,138	903,364
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	123,616	2,134,514	2,529,183	493,055
HP, Inc.	USFF +0.250%	Weekly	MS	07/29/25	107,706	3,131,305	3,863,414	1,104,836
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,539	1,365,074	1,502,548	182,573
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,881	1,244,620	1,745,014	551,972
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	36,970	3,414,671	4,566,165	1,319,956
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,841	1,254,138	1,182,992	(30,670)
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	11,398	1,763,060	1,720,984	14,738
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/29/25	8,640	3,546,241	3,781,382	349,204
					641,659	45,777,964	67,190,747	24,104,666
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	53,757	908,049	1,182,654	366,713
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/29/25	10,843	1,687,488	2,237,562	626,336
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	47,267	1,763,832	2,122,761	492,856
					111,867	4,359,369	5,542,977	1,485,905
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	07/29/25	153,221	5,100,552	5,290,721	427,679
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	150,609	$5,845,373	$7,649,431	$2,069,762
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	25,151	6,558,330	6,883,326	598,092
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,424	412,738	482,828	83,552
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/12/29	10,403	2,451,612	2,564,131	208,809
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	8,957	1,131,752	1,221,197	155,621
					354,765	21,500,357	24,091,634	3,543,515
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	21,613	3,636,911	5,619,812	2,115,687
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	58,784	3,397,986	3,397,127	108,444
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	16,869	1,535,775	1,944,996	502,611
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/29/25	103,565	4,507,748	9,434,772	5,281,070
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	11,594	172,182	229,213	63,163
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,372	902,914	1,282,126	442,984
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,307	391,534	392,012	13,259
					230,104	14,545,050	22,300,058	8,527,218

Total Reference Entity — Long						703,238,546	863,808,679	195,670,730
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	01/07/27	(12,531)	$(1,435,531)	$(902,357)	$492,980
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(533,751)	(6,149,426)	(5,636,411)	104,369
					(546,282)	(7,584,957)	(6,538,768)	597,349
Banks
Huntington Bancshares, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,881)	(129,716)	(115,851)	1,628
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(6,548)	(160,409)	(109,679)	33,735
M&T Bank Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,266)	(603,637)	(581,740)	(28,848)
Regions Financial Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,532)	(113,248)	(105,732)	144
					(22,227)	(1,007,010)	(913,002)	6,659
Capital Goods
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(38,011)	(4,900,684)	(5,539,723)	(859,270)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,779)	(4,560,427)	(6,704,888)	(2,272,608)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(67,381)	(12,596,791)	(10,244,607)	1,997,847
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/12/29	(94,134)	(5,820,877)	(7,576,846)	(1,958,640)
Deere & Co.	USFF -0.250%	Weekly	MS	01/12/29	(1,358)	(509,178)	(566,734)	(83,453)
Fastenal Co.	USFF -0.250%	Weekly	MS	01/12/29	(73,393)	(5,103,344)	(5,241,728)	(335,091)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,320)	$(2,365,543)	$(2,592,922)	$(293,748)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,497)	(3,707,449)	(4,068,040)	(484,647)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(31,548)	(8,186,045)	(8,340,660)	(433,988)
IDEX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(15,313)	(3,424,849)	(3,284,638)	21,008
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(17,418)	(4,037,949)	(4,143,220)	(272,950)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/11/28	(14,220)	(3,658,144)	(3,734,599)	(190,092)
PACCAR, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(41,376)	(4,133,598)	(4,082,984)	(45,794)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,086)	(4,425,572)	(4,318,448)	(61,130)
RTX Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,912)	(577,648)	(595,138)	(48,762)
Stanley Black & Decker, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(38,941)	(3,753,751)	(4,288,572)	(669,173)
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,051)	(2,133,157)	(2,372,280)	(300,396)
Xylem, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(39,953)	(5,172,947)	(5,394,854)	(391,094)
					(549,691)	(79,067,953)	(83,090,881)	(6,681,981)
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(60,942)	(3,323,105)	(3,193,361)	36,423
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(25,212)	(2,266,685)	(1,544,235)	658,863
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(22,894)	(5,883,964)	(6,727,631)	(1,041,940)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(20,096)	(4,084,889)	(3,347,391)	614,197
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/29/25	(107,161)	(4,947,987)	(5,420,203)	(651,149)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(24,069)	(6,071,729)	(6,449,529)	(585,264)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(14,005)	(2,741,775)	(2,907,438)	(282,043)
					(274,379)	(29,320,134)	(29,589,788)	(1,250,913)
Consumer Discretionary Distribution & Retail
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(28,029)	(3,962,738)	(3,915,091)	(88,940)
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,673)	(4,081,929)	(4,229,827)	(262,576)
Pool Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,688)	(5,014,175)	(5,157,638)	(301,488)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(20,870)	(5,464,470)	(6,071,709)	(791,825)
					(66,260)	(18,523,312)	(19,374,265)	(1,444,829)
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(28,664)	(4,500,329)	(4,570,475)	(196,601)
Hasbro, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,257)	(1,068,569)	(1,175,706)	(146,361)
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,128)	(2,485,521)	(1,934,183)	481,592
NVR, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(158)	(1,364,435)	(1,550,264)	(225,848)
					(52,207)	(9,418,854)	(9,230,628)	(87,218)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(38,526)	$(5,335,938)	$(4,885,482)	$300,482
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/05/26	(303,876)	(5,236,187)	(5,615,628)	(526,608)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(81,695)	(4,689,103)	(4,707,266)	(149,931)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,768)	(2,105,545)	(2,050,907)	(9,750)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/11/28	(55,567)	(2,372,274)	(2,797,243)	(501,813)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/29/25	(245,284)	(4,758,879)	(5,030,775)	(413,306)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/12/29	(27,778)	(3,955,405)	(4,926,706)	(1,093,239)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(51,109)	(4,180,339)	(4,982,616)	(938,716)
					(808,603)	(32,633,670)	(34,996,623)	(3,332,881)
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,263)	(1,653,939)	(698,802)	886,510
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(56,930)	(5,370,313)	(4,003,318)	1,210,804
					(65,193)	(7,024,252)	(4,702,120)	2,097,314
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(479,329)	(12,939,373)	(11,724,387)	851,006
EQT Corp.	USFF -0.250%	Weekly	MS	01/12/29	(348,087)	(12,186,290)	(12,753,908)	(1,003,877)
Hess Corp.	USFF -0.250%	Weekly	MS	01/10/28	(54,497)	(8,047,715)	(7,400,693)	346,183
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,740)	(1,223,044)	(1,252,126)	(112,295)
Schlumberger NV (Curacao)	USFF -0.250%	Weekly	MS	07/11/28	(100,872)	(5,240,767)	(4,231,580)	787,935
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(24,302)	(2,904,308)	(3,596,939)	(804,756)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(129,629)	(5,229,642)	(5,917,564)	(959,339)
					(1,150,456)	(47,771,139)	(46,877,197)	(895,143)
Equity Real Estate Investment Trusts (REITs)
BXP, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,535)	(662,171)	(767,186)	(152,164)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(32,641)	(3,596,606)	(3,872,202)	(461,303)
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,302)	(4,381,778)	(4,706,214)	(547,715)
Equity Residential	USFF -0.250%	Weekly	MS	01/07/27	(36,178)	(2,828,875)	(2,693,814)	3,772
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/06/26	(17,582)	(1,967,259)	(2,021,403)	(153,178)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(39,347)	(791,988)	(692,507)	48,819
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,975)	(603,529)	(598,538)	(17,313)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(27,656)	(2,120,646)	(3,286,362)	(1,375,443)
Kimco Realty Corp.	USFF -0.250%	Weekly	MS	07/06/26	(131,537)	(3,012,521)	(3,054,289)	(309,258)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(23,119)	$(3,358,875)	$(3,673,609)	$(430,479)
Public Storage	USFF -0.250%	Weekly	MS	01/10/28	(6,045)	(1,915,175)	(2,199,594)	(461,174)
Regency Centers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(28,653)	(1,991,517)	(2,069,606)	(273,546)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,673)	(1,528,039)	(1,606,191)	(137,914)
UDR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(25,957)	(1,118,675)	(1,176,890)	(113,445)
Ventas, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(35,367)	(2,073,197)	(2,268,086)	(346,307)
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(50,718)	(1,612,687)	(1,717,311)	(172,658)
					(493,285)	(33,563,538)	(36,403,802)	(4,899,306)
Financial Services
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,582)	(4,690,108)	(4,866,133)	(324,320)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/29/25	(79,826)	(7,029,574)	(6,685,427)	37,068
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(33,942)	(4,707,348)	(3,476,340)	1,062,323
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(31,311)	(5,317,855)	(5,527,644)	(410,413)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(24,673)	(5,465,501)	(6,321,223)	(1,042,837)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,900)	(7,763,482)	(8,102,727)	(643,975)
State Street Corp.	USFF -0.250%	Weekly	MS	07/06/26	(13,127)	(1,204,700)	(1,161,346)	(44,838)
					(207,361)	(36,178,568)	(36,140,840)	(1,366,992)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/29/25	(39,440)	(2,630,674)	(1,940,448)	566,949
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(18,529)	(1,946,751)	(1,790,643)	76,394
Hershey Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(36,473)	(6,951,738)	(6,994,792)	(285,384)
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(58,524)	(7,145,948)	(7,087,256)	(259,798)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(93,917)	(8,684,589)	(6,080,187)	2,284,142
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	01/12/29	(96,129)	(7,188,217)	(7,911,417)	(932,647)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/10/28	(161,685)	(8,482,794)	(8,435,106)	(190,858)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(20,442)	(1,227,750)	(1,217,525)	(50,397)
					(525,139)	(44,258,461)	(41,457,374)	1,208,401
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,248)	(2,504,745)	(1,843,311)	570,672
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/12/29	(38,137)	$(2,857,265)	$(3,195,881)	$(418,825)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(75,315)	(7,185,524)	(8,310,257)	(1,333,930)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(119,832)	(10,995,958)	(8,033,537)	2,653,140
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(80,179)	(6,570,684)	(5,291,012)	1,095,185
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(58,980)	(4,670,116)	(4,299,642)	236,257
Humana, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,831)	(1,454,536)	(896,691)	507,096
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,365)	(5,035,613)	(4,731,385)	162,707
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(25,795)	(6,786,212)	(6,003,786)	591,632
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,421)	(2,854,774)	(3,154,445)	(379,810)
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(40,492)	(8,511,156)	(9,049,152)	(813,160)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,399)	(3,114,582)	(3,322,195)	(342,829)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(11,954)	(2,777,304)	(2,899,323)	(241,346)
Stryker Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,190)	(4,876,611)	(5,126,279)	(411,203)
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(32,017)	(3,542,332)	(3,456,235)	(21,335)
					(544,155)	(73,737,412)	(69,613,131)	1,854,251
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(56,213)	(5,795,388)	(5,886,625)	(294,790)
Clorox Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(33,696)	(5,237,432)	(5,489,415)	(482,161)
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(11,665)	(1,602,658)	(1,162,884)	380,483
					(101,574)	(12,635,478)	(12,538,924)	(396,468)
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	01/12/29	(9,687)	(1,721,243)	(1,837,140)	(178,047)
Arch Capital Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(26,902)	(2,680,186)	(3,009,796)	(412,567)
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	07/16/29	(4,139)	(1,173,908)	(1,164,590)	(25,250)
Erie Indemnity Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,918)	(3,186,586)	(3,194,655)	(97,547)
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(4,412)	(1,728,869)	(1,728,754)	(74,756)
Globe Life, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(46,492)	(4,698,431)	(4,923,968)	(368,851)
Marsh & McLennan Cos., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,214)	(3,768,809)	(4,063,361)	(412,764)
Principal Financial Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(37,068)	(2,990,156)	(3,184,141)	(337,189)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Progressive Corp. (The)	USFF -0.250%	Weekly	MS	07/16/29	(3,600)	$(867,368)	$(913,536)	$(70,370)
W R Berkley Corp.	USFF -0.250%	Weekly	MS	01/12/29	(40,190)	(2,266,977)	(2,279,979)	(103,138)
					(196,622)	(25,082,533)	(26,299,920)	(2,080,479)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(25,737)	(7,268,433)	(7,662,934)	(740,620)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(10,753)	(2,165,897)	(1,018,417)	1,064,973
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/16/29	(16,514)	(173,963)	(187,104)	(24,520)
CF Industries Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(48,319)	(3,561,243)	(4,145,770)	(714,439)
Corteva, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(100,248)	(5,409,125)	(5,893,580)	(652,290)
Dow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(138,485)	(7,418,598)	(7,565,436)	(451,571)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(19,493)	(932,447)	(973,091)	(70,362)
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(46,974)	(4,694,006)	(4,928,982)	(411,660)
Newmont Corp.	USFF -0.250%	Weekly	MS	01/10/28	(12,910)	(617,656)	(690,039)	(103,273)
Nucor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,137)	(1,643,909)	(1,523,997)	67,787
PPG Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,332)	(1,451,858)	(1,501,037)	(96,224)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(12,423)	(4,101,116)	(4,741,486)	(786,707)
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	01/12/29	(11,144)	(2,891,422)	(2,790,792)	6,411
					(464,469)	(42,329,673)	(43,622,665)	(2,912,495)
Media & Entertainment
Comcast Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(14,922)	(595,143)	(623,292)	(48,991)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(62,832)	(6,081,440)	(6,879,476)	(980,391)
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(64,159)	(3,558,613)	(2,427,777)	1,022,910
Paramount Global, Class B	USFF -0.250%	Weekly	MS	07/16/29	(835,872)	(8,888,541)	(8,876,961)	(278,924)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(926,968)	(7,561,889)	(7,647,486)	(307,763)
					(1,904,753)	(26,685,626)	(26,454,992)	(593,159)
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,050)	(1,879,546)	(1,937,664)	(114,467)
Amgen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,924)	(3,919,831)	(3,842,032)	(50,971)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(59,067)	(5,211,072)	(4,721,225)	311,177
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(36,712)	(4,364,663)	(2,223,646)	2,073,934
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,954)	(2,191,573)	(1,763,669)	366,430
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/16/29	(343)	(300,331)	(303,877)	(11,737)
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(123,201)	(12,263,608)	(8,233,523)	3,680,458
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(284,062)	(8,048,679)	(8,220,754)	(491,605)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,437)	$(4,887,308)	$(4,664,352)	$85,609
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(29,234)	(3,249,392)	(3,734,643)	(581,197)
Waters Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,814)	(956,939)	(1,012,730)	(82,515)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21,338)	(7,314,738)	(6,404,814)	697,131
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(34,762)	(6,645,777)	(6,791,800)	(361,320)
					(629,898)	(61,233,457)	(53,854,729)	5,520,927
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(68,432)	(5,745,317)	(5,162,510)	421,311
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,594)	(1,435,800)	(1,410,103)	(14,504)
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(23,195)	(4,922,780)	(5,338,793)	(586,878)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,356)	(3,162,416)	(1,396,475)	1,677,143
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(27,297)	(6,003,803)	(6,808,964)	(973,932)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(215,212)	(7,956,321)	(5,048,873)	2,574,183
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(50,507)	(3,819,136)	(4,055,207)	(373,175)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(884)	(724,020)	(817,258)	(114,752)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(18,327)	(1,489,457)	(1,330,723)	117,022
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(30,781)	(3,983,755)	(4,122,499)	(285,271)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(27,410)	(5,257,285)	(5,662,084)	(668,540)
					(414,563)	(38,754,773)	(35,990,979)	1,351,296
Software & Services
Adobe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,100)	(2,183,286)	(2,122,898)	(852)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(73,915)	(7,465,244)	(7,461,719)	(206,381)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,629)	(3,187,403)	(3,754,517)	(659,721)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(101,821)	(6,628,806)	(7,896,219)	(1,460,326)
Gartner, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,260)	(2,055,505)	(2,158,798)	(170,985)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,591)	(4,576,413)	(4,987,204)	(540,835)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(26,016)	(4,369,408)	(4,700,051)	(453,413)
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,565)	(2,748,646)	(3,188,500)	(517,007)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(9,961)	(5,093,424)	(5,814,435)	(864,159)
					(251,858)	(38,308,135)	(42,084,341)	(4,873,679)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,791)	(3,027,931)	(3,757,982)	(818,457)
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(76,195)	(2,872,058)	(3,440,204)	(757,834)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(94,471)	$(3,511,491)	$(3,682,480)	$(327,224)
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,358)	(3,389,387)	(3,553,357)	(261,680)
Seagate Technology Holdings PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(96,156)	(9,474,387)	(10,531,967)	(1,432,836)
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(40,396)	(2,743,252)	(2,508,188)	158,064
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/12/29	(47,780)	(3,264,666)	(3,262,896)	(89,906)
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(9,272)	(2,718,792)	(3,433,607)	(835,789)
					(396,419)	(31,001,964)	(34,170,681)	(4,365,662)
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(91,026)	(7,884,424)	(10,046,540)	(2,535,022)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,080)	(773,238)	(798,912)	(47,226)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,781)	(1,790,913)	(1,513,230)	213,373
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(39,763)	(9,378,566)	(9,881,105)	(803,354)
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,129)	(1,563,563)	(1,614,745)	(96,631)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(299,055)	(10,203,699)	(8,861,000)	838,579
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(55,509)	(2,929,068)	(3,167,344)	(320,505)
					(508,343)	(34,523,471)	(35,882,876)	(2,750,786)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(173,783)	(3,502,716)	(3,486,087)	(131,250)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(76,298)	(4,284,973)	(4,630,526)	(668,356)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/07/27	(67,105)	(5,445,144)	(5,869,003)	(731,073)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(33,461)	(3,343,146)	(3,433,099)	(324,814)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	11/03/25	(17,430)	(2,617,902)	(2,548,963)	(68,767)
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(15,513)	(1,846,989)	(2,151,808)	(421,154)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(138,811)	(3,983,972)	(4,083,820)	(288,666)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(23,676)	(1,654,096)	(1,672,236)	(140,446)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(22,992)	(2,246,711)	(2,394,157)	(233,693)
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(20,761)	(2,476,398)	(2,665,920)	(319,105)
Edison International	USFF -0.250%	Weekly	MS	07/29/25	(41,414)	(3,190,403)	(3,606,745)	(684,271)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(28,077)	(3,134,472)	(3,695,214)	(737,540)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(75,445)	(4,587,130)	(4,678,344)	(476,164)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
September 30, 2024
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Eversource Energy	USFF -0.250%	Weekly	MS	07/29/25	(101,257)	$(6,735,063)	$(6,890,539)	$(630,986)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(138,570)	(5,392,437)	(5,619,013)	(519,463)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/29/25	(64,214)	(2,727,150)	(2,847,891)	(303,292)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(47,645)	(3,697,977)	(4,027,432)	(493,429)
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(82,366)	(2,511,318)	(2,853,982)	(543,555)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/29/25	(31,656)	(2,609,327)	(2,804,405)	(409,791)
PPL Corp.	USFF -0.250%	Weekly	MS	01/10/28	(57,212)	(1,701,498)	(1,892,573)	(260,249)
Sempra	USFF -0.250%	Weekly	MS	01/07/27	(50,755)	(4,004,283)	(4,244,641)	(474,218)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(24,437)	(2,100,261)	(2,203,729)	(189,118)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(35,179)	(3,321,432)	(3,383,516)	(277,579)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(101,377)	(6,228,786)	(6,619,918)	(795,675)
					(1,469,434)	(83,343,584)	(88,303,561)	(10,122,654)

Total Reference Entity — Short						(819,733,271)	(823,294,597)	(34,997,137)
Net Value of Reference Entity						$(116,494,725)	$40,514,082	$160,673,593

*	Includes $3,664,786 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — 99.1%
Automobiles & Components — 0.8%
Aptiv PLC (Jersey)*	898	$ 64,665
BorgWarner, Inc.	752	27,290
General Motors Co.	3,589	160,931
		252,886
Banks — 2.4%
Citigroup, Inc.	5,709	357,383
Citizens Financial Group, Inc.	1,549	63,617
Fifth Third Bancorp	2,915	124,878
Huntington Bancshares, Inc.	6,178	90,817
KeyCorp.	2,381	39,882
PNC Financial Services Group, Inc. (The)	669	123,665
		800,242
Capital Goods — 17.2%
3M Co.	2,040	278,868
A. O. Smith Corp.	626	56,234
Allegion PLC (Ireland)	255	37,164
AMETEK, Inc.	753	129,298
Builders FirstSource, Inc.*	521	101,001
Caterpillar, Inc.	1,984	775,982
Cummins, Inc.	583	188,770
Dover Corp.	586	112,360
Emerson Electric Co.	725	79,293
GE Vernova, Inc.*	472	120,351
Generac Holdings, Inc.*	195	30,982
General Electric Co.	3,377	636,835
Honeywell International, Inc.	1,488	307,584
Howmet Aerospace, Inc.	1,740	174,435
IDEX Corp.	251	53,839
Illinois Tool Works, Inc.	1,152	301,905
Johnson Controls International PLC (Ireland)	2,163	167,870
Lockheed Martin Corp.	827	483,431
Masco Corp.	938	78,736
Nordson Corp.	238	62,506
Otis Worldwide Corp.	1,724	179,192
PACCAR, Inc.	1,049	103,515
Parker-Hannifin Corp.	524	331,074
Pentair PLC (Ireland)	550	53,784
Snap-on, Inc.	224	64,895
Stanley Black & Decker, Inc.	656	72,245
Trane Technologies PLC (Ireland)	717	278,719
United Rentals, Inc.	285	230,773
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.	754	$ 137,055
WW Grainger, Inc.	199	206,723
		5,835,419
Commercial & Professional Services — 1.9%
Amentum Holdings, Inc.*	504	16,254
Automatic Data Processing, Inc.	983	272,026
Broadridge Financial Solutions, Inc.	386	83,001
Jacobs Solutions, Inc.	534	69,901
Leidos Holdings, Inc.	576	93,888
Republic Services, Inc.	13	2,611
Veralto Corp.	1,053	117,788
		655,469
Consumer Discretionary Distribution & Retail — 5.7%
AutoZone, Inc.*	25	78,751
Best Buy Co., Inc.	921	95,139
CarMax, Inc.*	505	39,077
eBay, Inc.	2,170	141,289
Home Depot, Inc. (The)	1,188	481,378
LKQ Corp.	418	16,687
Lowe's Cos., Inc.	2,438	660,332
Ross Stores, Inc.	1,200	180,612
TJX Cos., Inc. (The)	1,987	233,552
Ulta Beauty, Inc.*	44	17,121
		1,943,938
Consumer Durables & Apparel — 3.5%
DR Horton, Inc.	1,065	203,170
Garmin Ltd. (Switzerland)	818	143,993
Hasbro, Inc.	583	42,163
Mohawk Industries, Inc.*	265	42,580
NIKE, Inc., Class B	5,023	444,033
NVR, Inc.*	10	98,118
PulteGroup, Inc.	704	101,045
Ralph Lauren Corp.	281	54,478
Tapestry, Inc.	978	45,946
		1,175,526
Consumer Services — 4.0%
Booking Holdings, Inc.	103	433,848
Caesars Entertainment, Inc.*	474	19,785
Darden Restaurants, Inc.	245	40,212
Expedia Group, Inc.*	12	1,776
Hilton Worldwide Holdings, Inc.	341	78,600
Las Vegas Sands Corp.	2,476	124,642
Marriott International, Inc., Class A	940	233,684

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.	670	$ 204,022
MGM Resorts International*	1,046	40,888
Wynn Resorts Ltd.	375	35,955
Yum! Brands, Inc.	928	129,651
		1,343,063
Consumer Staples Distribution & Retail — 2.0%
Dollar General Corp.	727	61,483
Kroger Co. (The)	3,074	176,140
Sysco Corp.	1,635	127,628
Target Corp.	1,972	307,356
		672,607
Energy — 7.7%
Baker Hughes Co.	3,731	134,876
Chevron Corp.	3,274	482,162
ConocoPhillips	2,372	249,724
Coterra Energy, Inc.	2,484	59,492
Devon Energy Corp.	2,306	90,211
Diamondback Energy, Inc.	590	101,716
EOG Resources, Inc.	1,962	241,189
Exxon Mobil Corp.	1,869	219,084
Halliburton Co.	2,239	65,043
Kinder Morgan, Inc.	7,224	159,578
Marathon Oil Corp.	1,901	50,624
Marathon Petroleum Corp.	1,108	180,504
Occidental Petroleum Corp.	2,758	142,147
Phillips 66	1,720	226,094
Schlumberger NV (Curacao)	631	26,470
Valero Energy Corp.	1,394	188,232
		2,617,146
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	694	82,412
AvalonBay Communities, Inc.	134	30,184
BXP, Inc.	525	42,241
Camden Property Trust	315	38,912
Essex Property Trust, Inc.	209	61,743
Extra Space Storage, Inc.	599	107,934
Federal Realty Investment Trust	277	31,847
Kimco Realty Corp.	2,194	50,945
Prologis, Inc.	16	2,020
Public Storage	116	42,209
Realty Income Corp.	1,848	117,200
Regency Centers Corp.	590	42,616
Simon Property Group, Inc.	1,390	234,938
	Number of Shares	Value
COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
UDR, Inc.	1,072	$ 48,604
Ventas, Inc.	903	57,909
		991,714
Financial Services — 4.5%
Cboe Global Markets, Inc.	8	1,639
Corpay, Inc.*	305	95,392
Fiserv, Inc.*	2,498	448,766
Franklin Resources, Inc.	2,243	45,197
Global Payments, Inc.	827	84,701
Intercontinental Exchange, Inc.	700	112,448
Mastercard, Inc., Class A	24	11,851
Nasdaq, Inc.	1,009	73,667
PayPal Holdings, Inc.*	4,490	350,355
S&P Global, Inc.	27	13,949
T Rowe Price Group, Inc.	953	103,810
Visa, Inc., Class A	713	196,039
		1,537,814
Food, Beverage & Tobacco — 8.7%
Altria Group, Inc.	6,951	354,779
Archer-Daniels-Midland Co.	663	39,608
Bunge Global SA (Switzerland)	542	52,379
Coca-Cola Co. (The)	7,110	510,925
Conagra Brands, Inc.	2,038	66,276
General Mills, Inc.	868	64,102
Kellanova	1,453	117,272
Keurig Dr Pepper, Inc.	4,478	167,835
Kraft Heinz Co. (The)	5,175	181,694
McCormick & Co., Inc., non-voting shares	1,114	91,682
Molson Coors Beverage Co., Class B	904	51,998
Mondelez International, Inc., Class A	3,920	288,786
PepsiCo, Inc.	995	169,200
Philip Morris International, Inc.	6,171	749,159
Tyson Foods, Inc., Class A	890	53,008
		2,958,703
Health Care Equipment & Services — 7.5%
Baxter International, Inc.	855	32,464
Cencora, Inc.	641	144,276
Centene Corp.*	1,748	131,589
Cigna Group (The)	918	318,032
CVS Health Corp.	4,190	263,467
DaVita, Inc.*	281	46,064
Elevance Health, Inc.	542	281,840
GE HealthCare Technologies, Inc.	1,517	142,371

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Healthcare, Inc.	819	$ 332,866
Henry Schein, Inc.*	55	4,010
Hologic, Inc.*	781	63,620
Humana, Inc.	398	126,063
McKesson Corp.	47	23,238
Medtronic PLC (Ireland)	2,148	193,384
Molina Healthcare, Inc.*	199	68,567
Quest Diagnostics, Inc.	346	53,717
ResMed, Inc.	570	139,148
Solventum Corp.*	426	29,701
UnitedHealth Group, Inc.	167	97,642
Universal Health Services, Inc., Class B	224	51,298
		2,543,357
Household & Personal Products — 1.9%
Colgate-Palmolive Co.	2,229	231,392
Estee Lauder Cos., Inc. (The), Class A	104	10,368
Kimberly-Clark Corp.	1,374	195,493
Procter & Gamble Co. (The)	1,137	196,928
		634,181
Insurance — 4.4%
Aflac, Inc.	1,183	132,259
American International Group, Inc.	2,115	154,881
Aon PLC, Class A (Ireland)	429	148,430
Arthur J Gallagher & Co.	157	44,175
Brown & Brown, Inc.	1,212	125,563
Chubb Ltd. (Switzerland)	182	52,487
Cincinnati Financial Corp.	338	46,009
Hartford Financial Services Group, Inc. (The)	973	114,434
Loews Corp.	944	74,623
MetLife, Inc.	1,970	162,486
Principal Financial Group, Inc.	52	4,467
Prudential Financial, Inc.	1,531	185,404
Travelers Cos., Inc. (The)	490	114,719
W R Berkley Corp.	87	4,935
Willis Towers Watson PLC (Ireland)	435	128,121
		1,492,993
Materials — 2.7%
Albemarle Corp.	288	27,277
Amcor PLC (Jersey)	4,769	54,033
Avery Dennison Corp.	344	75,941
Ball Corp.	1,334	90,592
Celanese Corp.	466	63,357
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
DuPont de Nemours, Inc.	1,783	$ 158,883
Eastman Chemical Co.	492	55,079
FMC Corp.	533	35,146
International Paper Co.	1,480	72,298
LyondellBasell Industries NV, Class A (Netherlands)	1,083	103,860
Mosaic Co. (The)	1,059	28,360
Packaging Corp. of America	166	35,756
PPG Industries, Inc.	573	75,900
Sherwin-Williams Co. (The)	100	38,167
		914,649
Media & Entertainment — 3.5%
Charter Communications, Inc., Class A*	617	199,957
Comcast Corp., Class A	7,373	307,970
Fox Corp., Class A	1,768	74,840
Interpublic Group of Cos., Inc. (The)	1,613	51,019
Match Group, Inc.*	888	33,602
News Corp., Class A	2,415	64,312
Omnicom Group, Inc.	834	86,227
Walt Disney Co. (The)	3,946	379,566
		1,197,493
Pharmaceuticals, Biotechnology & Life Sciences — 4.1%
AbbVie, Inc.	228	45,025
Biogen, Inc.*	483	93,625
Bristol-Myers Squibb Co.	3,523	182,280
Charles River Laboratories International, Inc.*	133	26,197
Gilead Sciences, Inc.	4,430	371,411
Incyte Corp.*	256	16,921
Johnson & Johnson	2,382	386,027
Merck & Co., Inc.	1,928	218,944
Viatris, Inc.	3,944	45,790
		1,386,220
Semiconductors & Semiconductor Equipment — 2.1%
Enphase Energy, Inc.*	253	28,594
NXP Semiconductors NV (Netherlands)	135	32,401
ON Semiconductor Corp.*	31	2,251
Qorvo, Inc.*	320	33,056
QUALCOMM, Inc.	3,709	630,716
		727,018
Software & Services — 0.7%
Accenture PLC, Class A (Ireland)	195	68,929

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gen Digital, Inc.	2,715	$ 74,472
GoDaddy, Inc., Class A*	75	11,759
VeriSign, Inc.*	426	80,923
		236,083
Technology Hardware & Equipment — 4.5%
Amphenol Corp., Class A	1,748	113,900
CDW Corp.	8	1,810
Cisco Systems, Inc.	7,597	404,312
F5, Inc.*	249	54,830
Hewlett Packard Enterprise Co.	4,315	88,285
HP, Inc.	4,167	149,470
Jabil, Inc.	512	61,353
Motorola Solutions, Inc.	588	264,382
NetApp, Inc.	878	108,442
TE Connectivity PLC (Ireland)	1,308	197,495
Teledyne Technologies, Inc.*	156	68,275
		1,512,554
Telecommunication Services — 3.6%
AT&T, Inc.	19,125	420,750
T-Mobile US, Inc.	1,645	339,462
Verizon Communications, Inc.	10,261	460,822
		1,221,034
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.6%
CSX Corp.	7,122	$ 245,923
Delta Air Lines, Inc.	2,159	109,655
FedEx Corp.	812	222,228
Union Pacific Corp.	931	229,473
United Parcel Service, Inc., Class B	417	56,854
		864,133
Utilities — 0.2%
NRG Energy, Inc.	887	80,806
TOTAL COMMON STOCKS (Cost $28,052,193)		33,595,048
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		304,775
NET ASSETS - 100.0%		$33,899,823

*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — 99.1%
Automobiles & Components — 1.2%
Aptiv PLC (Jersey)*	16	$ 1,152
BorgWarner, Inc.	13	472
Ford Motor Co.	236	2,492
General Motors Co.	1,745	78,246
Tesla, Inc.*	648	169,536
		251,898
Banks — 2.9%
Bank of America Corp.	3,122	123,881
Citigroup, Inc.	763	47,764
Citizens Financial Group, Inc.	179	7,352
Fifth Third Bancorp	268	11,481
Huntington Bancshares, Inc.	69	1,014
JPMorgan Chase & Co.	1,227	258,725
KeyCorp.	367	6,147
M&T Bank Corp.	39	6,947
PNC Financial Services Group, Inc. (The)	127	23,476
Regions Financial Corp.	45	1,050
Truist Financial Corp.	524	22,411
US Bancorp	611	27,941
Wells Fargo & Co.	1,363	76,996
		615,185
Capital Goods — 9.9%
3M Co.	888	121,390
A. O. Smith Corp.	8	719
Allegion PLC (Ireland)	5	729
AMETEK, Inc.	13	2,232
Axon Enterprise, Inc.*	4	1,598
Boeing Co. (The)*	37	5,625
Builders FirstSource, Inc.*	233	45,169
Carrier Global Corp.	52	4,185
Caterpillar, Inc.	905	353,964
Cummins, Inc.	268	86,776
Deere & Co.	16	6,677
Dover Corp.	222	42,566
Eaton Corp. PLC (Ireland)	23	7,623
Emerson Electric Co.	34	3,719
Fastenal Co.	28	2,000
Fortive Corp.	20	1,579
GE Vernova, Inc.*	333	84,908
Generac Holdings, Inc.*	3	477
General Dynamics Corp.	16	4,835
General Electric Co.	1,753	330,581
Honeywell International, Inc.	539	111,417
Howmet Aerospace, Inc.	24	2,406
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hubbell, Inc.	3	$ 1,285
Huntington Ingalls Industries, Inc.	2	529
IDEX Corp.	4	858
Illinois Tool Works, Inc.	19	4,979
Ingersoll Rand, Inc.	23	2,258
Johnson Controls International PLC (Ireland)	956	74,195
L3Harris Technologies, Inc.	13	3,092
Lockheed Martin Corp.	376	219,795
Masco Corp.	415	34,835
Nordson Corp.	3	788
Northrop Grumman Corp.	60	31,684
Otis Worldwide Corp.	639	66,418
PACCAR, Inc.	30	2,960
Parker-Hannifin Corp.	190	120,046
Pentair PLC (Ireland)	9	880
Quanta Services, Inc.	8	2,385
Rockwell Automation, Inc.	6	1,611
RTX Corp.	78	9,451
Snap-on, Inc.	101	29,261
Stanley Black & Decker, Inc.	9	991
Textron, Inc.	347	30,737
Trane Technologies PLC (Ireland)	137	53,256
TransDigm Group, Inc.	3	4,281
United Rentals, Inc.	115	93,119
Westinghouse Air Brake Technologies Corp.	191	34,718
WW Grainger, Inc.	24	24,931
Xylem, Inc.	12	1,620
		2,072,138
Commercial & Professional Services — 1.3%
Amentum Holdings, Inc.*	224	7,224
Automatic Data Processing, Inc.	433	119,824
Broadridge Financial Solutions, Inc.	188	40,426
Cintas Corp.	20	4,117
Copart, Inc.*	46	2,410
Dayforce, Inc.*	8	490
Equifax, Inc.	6	1,763
Jacobs Solutions, Inc.	231	30,238
Leidos Holdings, Inc.	254	41,402
Paychex, Inc.	21	2,818
Paycom Software, Inc.	3	500
Republic Services, Inc.	18	3,615
Rollins, Inc.	24	1,214
Veralto Corp.	17	1,902

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	8	$ 2,144
Waste Management, Inc.	20	4,152
		264,239
Consumer Discretionary Distribution & Retail — 7.7%
Amazon.com, Inc.*	5,072	945,066
AutoZone, Inc.*	2	6,300
Bath & Body Works, Inc.	13	415
Best Buy Co., Inc.	348	35,948
CarMax, Inc.*	9	696
eBay, Inc.	936	60,943
Genuine Parts Co.	9	1,257
Home Depot, Inc. (The)	491	198,953
LKQ Corp.	429	17,126
Lowe's Cos., Inc.	917	248,369
O'Reilly Automotive, Inc.*	3	3,455
Pool Corp.	2	754
Ross Stores, Inc.	574	86,393
TJX Cos., Inc. (The)	125	14,692
Tractor Supply Co.	6	1,746
Ulta Beauty, Inc.*	2	778
		1,622,891
Consumer Durables & Apparel — 1.9%
Deckers Outdoor Corp.*	7	1,116
DR Horton, Inc.	19	3,625
Garmin Ltd. (Switzerland)	366	64,427
Hasbro, Inc.	259	18,731
Lennar Corp., Class A	110	20,623
Lululemon Athletica, Inc.*	8	2,171
Mohawk Industries, Inc.*	119	19,121
NIKE, Inc., Class B	2,433	215,077
NVR, Inc.*	1	9,812
PulteGroup, Inc.	12	1,722
Ralph Lauren Corp.	122	23,652
Tapestry, Inc.	437	20,530
		400,607
Consumer Services — 2.0%
Airbnb, Inc., Class A*	30	3,804
Booking Holdings, Inc.	49	206,394
Caesars Entertainment, Inc.*	12	501
Carnival Corp. (Panama)*	61	1,127
Chipotle Mexican Grill, Inc.*	56	3,227
Darden Restaurants, Inc.	7	1,149
Domino's Pizza, Inc.	2	860
Expedia Group, Inc.*	7	1,036
Hilton Worldwide Holdings, Inc.	15	3,458
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Las Vegas Sands Corp.	421	$ 21,193
Marriott International, Inc., Class A	457	113,610
McDonald's Corp.	91	27,710
MGM Resorts International*	18	704
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	21	431
Royal Caribbean Cruises Ltd. (Liberia)	18	3,193
Starbucks Corp.	66	6,434
Wynn Resorts Ltd.	180	17,258
Yum! Brands, Inc.	19	2,655
		414,744
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	21	18,617
Dollar General Corp.	356	30,107
Dollar Tree, Inc.*	12	844
Kroger Co. (The)	1,297	74,318
Sysco Corp.	795	62,058
Target Corp.	745	116,116
Walgreens Boots Alliance, Inc.	53	475
Walmart, Inc.	482	38,921
		341,456
Energy — 4.4%
APA Corp.	17	416
Baker Hughes Co.	1,604	57,985
Chevron Corp.	1,031	151,835
ConocoPhillips	925	97,384
Coterra Energy, Inc.	43	1,030
Devon Energy Corp.	1,014	39,668
Diamondback Energy, Inc.	288	49,651
EOG Resources, Inc.	108	13,276
EQT Corp.	25	916
Exxon Mobil Corp.	1,383	162,115
Halliburton Co.	1,336	38,811
Hess Corp.	18	2,444
Kinder Morgan, Inc.	130	2,872
Marathon Oil Corp.	232	6,178
Marathon Petroleum Corp.	531	86,505
Occidental Petroleum Corp.	1,463	75,403
ONEOK, Inc.	27	2,461
Phillips 66	676	88,860
Schlumberger NV (Curacao)	83	3,482
Targa Resources Corp.	11	1,628

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	281	$ 37,943
Williams Cos., Inc. (The)	64	2,922
		923,785
Equity Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.	10	1,188
American Tower Corp.	28	6,512
AvalonBay Communities, Inc.	8	1,802
BXP, Inc.	9	724
Camden Property Trust	6	741
Crown Castle, Inc.	25	2,966
Digital Realty Trust, Inc.	15	2,427
Equinix, Inc.	4	3,551
Equity Residential	22	1,638
Essex Property Trust, Inc.	3	886
Extra Space Storage, Inc.	11	1,982
Federal Realty Investment Trust	4	460
Healthpeak Properties, Inc.	34	778
Host Hotels & Resorts, Inc.	34	598
Invitation Homes, Inc.	30	1,058
Iron Mountain, Inc.	14	1,664
Kimco Realty Corp.	36	836
Mid-America Apartment Communities, Inc.	6	953
Prologis, Inc.	54	6,819
Public Storage	10	3,639
Realty Income Corp.	52	3,298
Regency Centers Corp.	10	722
SBA Communications Corp.	6	1,444
Simon Property Group, Inc.	19	3,211
UDR, Inc.	19	861
Ventas, Inc.	20	1,283
VICI Properties, Inc.	49	1,632
Welltower, Inc.	36	4,609
Weyerhaeuser Co.	42	1,422
		59,704
Financial Services — 8.9%
American Express Co.	292	79,190
Ameriprise Financial, Inc.	39	18,323
Bank of New York Mellon Corp. (The)	298	21,414
Berkshire Hathaway, Inc., Class B*	845	388,920
BlackRock, Inc.	60	56,971
Blackstone, Inc.	34	5,206
Capital One Financial Corp.	23	3,444
Cboe Global Markets, Inc.	6	1,229
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Charles Schwab Corp. (The)	87	$ 5,638
CME Group, Inc.	21	4,634
Corpay, Inc.*	122	38,157
Discover Financial Services	17	2,385
FactSet Research Systems, Inc.	2	920
Fidelity National Information Services, Inc.	32	2,680
Fiserv, Inc.*	1,146	205,879
Franklin Resources, Inc.	210	4,231
Global Payments, Inc.	13	1,331
Goldman Sachs Group, Inc. (The)	135	66,840
Intercontinental Exchange, Inc.	711	114,215
Invesco Ltd. (Bermuda)	29	509
Jack Henry & Associates, Inc.	4	706
KKR & Co., Inc.	358	46,748
MarketAxess Holdings, Inc.	2	512
Mastercard, Inc., Class A	376	185,669
Moody's Corp.	10	4,746
Morgan Stanley	648	67,548
MSCI, Inc.	4	2,332
Nasdaq, Inc.	72	5,257
Northern Trust Corp.	14	1,260
PayPal Holdings, Inc.*	1,712	133,587
Raymond James Financial, Inc.	12	1,470
S&P Global, Inc.	15	7,749
State Street Corp.	16	1,416
Synchrony Financial	158	7,881
T Rowe Price Group, Inc.	107	11,655
Visa, Inc., Class A	1,354	372,282
		1,872,934
Food, Beverage & Tobacco — 3.7%
Altria Group, Inc.	2,203	112,441
Archer-Daniels-Midland Co.	518	30,945
Brown-Forman Corp., Class B	23	1,132
Bunge Global SA (Switzerland)	8	773
Campbell Soup Co.	17	832
Coca-Cola Co. (The)	3,723	267,535
Conagra Brands, Inc.	591	19,219
Constellation Brands, Inc., Class A	10	2,577
General Mills, Inc.	32	2,363
Hershey Co. (The)	11	2,110
Hormel Foods Corp.	32	1,014
J M Smucker Co. (The)	6	727
Kellanova	107	8,636
Keurig Dr Pepper, Inc.	404	15,142
Kraft Heinz Co. (The)	72	2,528

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Lamb Weston Holdings, Inc.	7	$ 453
McCormick & Co., Inc., non-voting shares	18	1,481
Molson Coors Beverage Co., Class B	342	19,672
Mondelez International, Inc., Class A	80	5,894
Monster Beverage Corp.*	50	2,608
PepsiCo, Inc.	80	13,604
Philip Morris International, Inc.	2,223	269,872
Tyson Foods, Inc., Class A	21	1,251
		782,809
Health Care Equipment & Services — 4.0%
Abbott Laboratories	707	80,605
Align Technology, Inc.*	4	1,017
Baxter International, Inc.	29	1,101
Becton Dickinson & Co.	13	3,134
Boston Scientific Corp.*	70	5,866
Cardinal Health, Inc.	14	1,547
Cencora, Inc.	324	72,926
Centene Corp.*	31	2,334
Cigna Group (The)	530	183,613
Cooper Cos., Inc. (The)*	12	1,324
CVS Health Corp.	743	46,720
DaVita, Inc.*	137	22,458
Dexcom, Inc.*	18	1,207
Edwards Lifesciences Corp.*	29	1,914
Elevance Health, Inc.	13	6,760
GE HealthCare Technologies, Inc.	26	2,440
HCA Healthcare, Inc.	425	172,733
Henry Schein, Inc.*	7	510
Hologic, Inc.*	180	14,663
Humana, Inc.	174	55,113
IDEXX Laboratories, Inc.*	4	2,021
Insulet Corp.*	4	931
Intuitive Surgical, Inc.*	16	7,860
Labcorp Holdings, Inc.	4	894
McKesson Corp.	7	3,461
Medtronic PLC (Ireland)	77	6,932
Molina Healthcare, Inc.*	95	32,733
Quest Diagnostics, Inc.	6	932
ResMed, Inc.	120	29,294
Solventum Corp.*	278	19,382
STERIS PLC (Ireland)	4	970
Stryker Corp.	18	6,503
Teleflex, Inc.	2	495
UnitedHealth Group, Inc.	56	32,742
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	108	$ 24,733
Zimmer Biomet Holdings, Inc.	10	1,080
		848,948
Household & Personal Products — 1.5%
Church & Dwight Co., Inc.	12	1,257
Clorox Co. (The)	8	1,303
Colgate-Palmolive Co.	944	97,997
Estee Lauder Cos., Inc. (The), Class A	17	1,695
Kenvue, Inc.	112	2,590
Kimberly-Clark Corp.	157	22,338
Procter & Gamble Co. (The)	1,115	193,118
		320,298
Insurance — 1.6%
Aflac, Inc.	29	3,242
Allstate Corp. (The)	13	2,466
American International Group, Inc.	39	2,856
Aon PLC, Class A (Ireland)	268	92,725
Arch Capital Group Ltd. (Bermuda)*	22	2,461
Arthur J Gallagher & Co.	82	23,072
Assurant, Inc.	3	597
Brown & Brown, Inc.	520	53,872
Chubb Ltd. (Switzerland)	24	6,921
Cincinnati Financial Corp.	9	1,225
Erie Indemnity Co., Class A	3	1,620
Everest Group Ltd. (Bermuda)	2	784
Globe Life, Inc.	5	530
Hartford Financial Services Group, Inc. (The)	15	1,764
Loews Corp.	319	25,217
Marsh & McLennan Cos., Inc.	29	6,470
MetLife, Inc.	42	3,464
Principal Financial Group, Inc.	12	1,031
Progressive Corp. (The)	28	7,105
Prudential Financial, Inc.	253	30,638
Travelers Cos., Inc. (The)	13	3,044
W R Berkley Corp.	22	1,248
Willis Towers Watson PLC (Ireland)	195	57,433
		329,785
Materials — 1.4%
Air Products and Chemicals, Inc.	10	2,977
Albemarle Corp.	6	568
Amcor PLC (Jersey)	2,334	26,444
Avery Dennison Corp.	130	28,699

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.	512	$ 34,770
Celanese Corp.	6	816
CF Industries Holdings, Inc.	11	944
Corteva, Inc.	41	2,410
Dow, Inc.	41	2,240
DuPont de Nemours, Inc.	602	53,644
Eastman Chemical Co.	7	784
Ecolab, Inc.	15	3,830
FMC Corp.	7	462
Freeport-McMoRan, Inc.	84	4,193
International Flavors & Fragrances, Inc.	15	1,574
International Paper Co.	555	27,112
Linde PLC (Ireland)	28	13,352
LyondellBasell Industries NV, Class A (Netherlands)	525	50,347
Martin Marietta Materials, Inc.	3	1,615
Mosaic Co. (The)	19	509
Newmont Corp.	53	2,833
Nucor Corp.	14	2,105
Packaging Corp. of America	47	10,124
PPG Industries, Inc.	13	1,722
Sherwin-Williams Co. (The)	14	5,343
Smurfit WestRock PLC (Ireland)	208	10,279
Steel Dynamics, Inc.	9	1,135
Vulcan Materials Co.	7	1,753
		292,584
Media & Entertainment — 9.8%
Alphabet, Inc., Class A	5,503	912,673
Charter Communications, Inc., Class A*	71	23,010
Comcast Corp., Class A	231	9,649
Electronic Arts, Inc.	108	15,491
Fox Corp., Class A	752	31,832
Interpublic Group of Cos., Inc. (The)	22	696
Live Nation Entertainment, Inc.*	11	1,204
Match Group, Inc.*	189	7,152
Meta Platforms, Inc., Class A	1,235	706,963
Netflix, Inc.*	173	122,704
News Corp., Class A	34	905
Omnicom Group, Inc.	379	39,185
Paramount Global, Class B	40	425
Take-Two Interactive Software, Inc.*	72	11,067
Walt Disney Co. (The)	1,895	182,280
Warner Bros Discovery, Inc.*	144	1,188
		2,066,424
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.2%
AbbVie, Inc.	107	$ 21,130
Agilent Technologies, Inc.	14	2,079
Amgen, Inc.	32	10,311
Biogen, Inc.*	8	1,551
Bio-Techne Corp.	8	639
Bristol-Myers Squibb Co.	121	6,260
Catalent, Inc.*	9	545
Charles River Laboratories International, Inc.*	3	591
Danaher Corp.	294	81,738
Eli Lilly & Co.	45	39,867
Gilead Sciences, Inc.	2,026	169,860
Incyte Corp.*	77	5,090
IQVIA Holdings, Inc.*	8	1,896
Johnson & Johnson	1,526	247,303
Merck & Co., Inc.	2,148	243,927
Mettler-Toledo International, Inc.*	1	1,500
Moderna, Inc.*	23	1,537
Pfizer, Inc.	333	9,637
Regeneron Pharmaceuticals, Inc.*	7	7,359
Revvity, Inc.	7	894
Thermo Fisher Scientific, Inc.	18	11,134
Vertex Pharmaceuticals, Inc.*	15	6,976
Viatris, Inc.	69	801
Waters Corp.*	3	1,080
West Pharmaceutical Services, Inc.	4	1,201
Zoetis, Inc.	21	4,103
		879,009
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	18	2,241
CoStar Group, Inc.*	19	1,433
		3,674
Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.*	77	12,634
Analog Devices, Inc.	23	5,294
Applied Materials, Inc.	82	16,568
Broadcom, Inc.	327	56,408
Enphase Energy, Inc.*	6	678
First Solar, Inc.*	5	1,247
Intel Corp.	245	5,748
KLA Corp.	8	6,195
Lam Research Corp.	153	124,860
Microchip Technology, Inc.	31	2,489
Micron Technology, Inc.	446	46,255
Monolithic Power Systems, Inc.	2	1,849

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.	7,373	$ 895,377
NXP Semiconductors NV (Netherlands)	15	3,600
ON Semiconductor Corp.*	25	1,815
Qorvo, Inc.*	158	16,322
QUALCOMM, Inc.	1,913	325,306
Skyworks Solutions, Inc.	13	1,284
Teradyne, Inc.	9	1,205
Texas Instruments, Inc.	44	9,089
		1,534,223
Software & Services — 9.1%
Accenture PLC, Class A (Ireland)	37	13,079
Adobe, Inc.*	27	13,980
Akamai Technologies, Inc.*	8	808
ANSYS, Inc.*	36	11,471
Autodesk, Inc.*	13	3,581
Cadence Design Systems, Inc.*	16	4,336
Cognizant Technology Solutions Corp., Class A	200	15,436
Crowdstrike Holdings, Inc., Class A*	10	2,805
EPAM Systems, Inc.*	22	4,379
Fair Isaac Corp.*	1	1,944
Fortinet, Inc.*	37	2,869
Gartner, Inc.*	4	2,027
Gen Digital, Inc.	1,082	29,679
GoDaddy, Inc., Class A*	6	941
International Business Machines Corp.	54	11,938
Intuit, Inc.	13	8,073
Microsoft Corp.	3,622	1,558,547
Oracle Corp.	163	27,775
Palantir Technologies, Inc., Class A*	134	4,985
Palo Alto Networks, Inc.*	16	5,469
PTC, Inc.*	6	1,084
Roper Technologies, Inc.	44	24,483
Salesforce, Inc.	390	106,747
ServiceNow, Inc.*	13	11,627
Synopsys, Inc.*	10	5,064
Tyler Technologies, Inc.*	2	1,167
VeriSign, Inc.*	162	30,773
		1,905,067
Technology Hardware & Equipment — 9.5%
Amphenol Corp., Class A	74	4,822
Apple, Inc.	6,181	1,440,173
Arista Networks, Inc.*	16	6,141
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
CDW Corp.	8	$ 1,810
Cisco Systems, Inc.	1,461	77,755
Corning, Inc.	49	2,212
Dell Technologies, Inc., Class C	1,139	135,017
F5, Inc.*	112	24,662
Hewlett Packard Enterprise Co.	2,097	42,905
HP, Inc.	1,594	57,177
Jabil, Inc.	232	27,801
Juniper Networks, Inc.	19	741
Keysight Technologies, Inc.*	11	1,748
Motorola Solutions, Inc.	11	4,946
NetApp, Inc.	381	47,057
Seagate Technology Holdings PLC (Ireland)	12	1,314
Super Micro Computer, Inc.*	97	40,391
TE Connectivity PLC (Ireland)	499	75,344
Teledyne Technologies, Inc.*	2	875
Trimble, Inc.*	12	745
Western Digital Corp.*	19	1,298
Zebra Technologies Corp., Class A*	3	1,111
		1,996,045
Telecommunication Services — 3.0%
AT&T, Inc.	5,714	125,708
T-Mobile US, Inc.	1,576	325,223
Verizon Communications, Inc.	4,035	181,212
		632,143
Transportation — 1.4%
CH Robinson Worldwide, Inc.	6	662
CSX Corp.	3,027	104,522
Delta Air Lines, Inc.	1,042	52,923
Expeditors International of Washington, Inc.	8	1,051
FedEx Corp.	391	107,009
JB Hunt Transport Services, Inc.	5	862
Norfolk Southern Corp.	13	3,231
Old Dominion Freight Line, Inc.	10	1,986
Southwest Airlines Co.	29	859
Uber Technologies, Inc.*	98	7,366
Union Pacific Corp.	35	8,627
United Airlines Holdings, Inc.*	16	913
United Parcel Service, Inc., Class B	51	6,953
		296,964
Utilities — 0.5%
AES Corp. (The)	40	802
Alliant Energy Corp.	13	789

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Ameren Corp.	13	$ 1,137
American Electric Power Co., Inc.	25	2,565
American Water Works Co., Inc.	9	1,316
Atmos Energy Corp.	7	971
CenterPoint Energy, Inc.	30	883
CMS Energy Corp.	14	989
Consolidated Edison, Inc.	20	2,083
Constellation Energy Corp.	19	4,940
Dominion Energy, Inc.	48	2,774
DTE Energy Co.	12	1,541
Duke Energy Corp.	45	5,188
Edison International	18	1,568
Entergy Corp.	10	1,316
Evergy, Inc.	11	682
Eversource Energy	17	1,157
Exelon Corp.	59	2,392
FirstEnergy Corp.	28	1,242
NextEra Energy, Inc.	97	8,199
NiSource, Inc.	21	728
NRG Energy, Inc.	377	34,345
PG&E Corp.	863	17,061
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	6	$ 532
PPL Corp.	43	1,422
Public Service Enterprise Group, Inc.	29	2,587
Sempra	30	2,509
Southern Co. (The)	52	4,689
Vistra Corp.	20	2,371
WEC Energy Group, Inc.	15	1,443
Xcel Energy, Inc.	27	1,763
		111,984
TOTAL COMMON STOCKS (Cost $14,901,949)		20,839,538
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		184,487
NET ASSETS - 100.0%		$21,024,025

*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
September 30, 2024
	Number of Shares	Value
LONG POSITIONS — 137.7%
COMMON STOCKS — 137.7%
Capital Goods — 9.4%
3M Co.	99	$ 13,533
Caterpillar, Inc.	71	27,770
GE Vernova, Inc.†*	29	7,394
General Dynamics Corp.	1	302
General Electric Co.†	1,124	211,964
Honeywell International, Inc.	157	32,454
Lockheed Martin Corp.†	170	99,375
Masco Corp.	134	11,248
Northrop Grumman Corp.†	14	7,393
Otis Worldwide Corp.	712	74,005
Snap-on, Inc.†	156	45,195
Trane Technologies PLC (Ireland)	19	7,386
WW Grainger, Inc.†	42	43,630
		581,649
Commercial & Professional Services — 5.0%
Amentum Holdings, Inc.*	194	6,256
Automatic Data Processing, Inc.	175	48,428
Broadridge Financial Solutions, Inc.	283	60,853
Jacobs Solutions, Inc.	224	29,322
Leidos Holdings, Inc.	889	144,907
Republic Services, Inc.	112	22,494
		312,260
Consumer Discretionary Distribution & Retail — 5.8%
Amazon.com, Inc.†*	938	174,778
AutoZone, Inc.†*	5	15,750
Best Buy Co., Inc.†	23	2,376
eBay, Inc.†	1,092	71,100
Genuine Parts Co.†	35	4,889
Home Depot, Inc. (The)	67	27,148
Lowe's Cos., Inc.†	143	38,732
Ross Stores, Inc.	144	21,673
Ulta Beauty, Inc.*	15	5,837
		362,283
Consumer Durables & Apparel — 3.3%
Garmin Ltd. (Switzerland)†	466	82,030
NIKE, Inc., Class B	454	40,134
PulteGroup, Inc.	216	31,002
Tapestry, Inc.	1,159	54,450
		207,616
Consumer Services — 3.1%
Booking Holdings, Inc.†	15	63,182
Hilton Worldwide Holdings, Inc.	36	8,298
Marriott International, Inc., Class A	182	45,245
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.†	73	$ 22,229
Wynn Resorts Ltd.	85	8,150
Yum! Brands, Inc.†	335	46,803
		193,907
Consumer Staples Distribution & Retail — 2.6%
Dollar General Corp.	493	41,693
Kroger Co. (The)†	1,990	114,027
Sysco Corp.†	59	4,605
		160,325
Energy — 1.7%
Baker Hughes Co.	31	1,121
ConocoPhillips	199	20,951
Devon Energy Corp.	73	2,856
Diamondback Energy, Inc.	205	35,342
EOG Resources, Inc.	108	13,276
Halliburton Co.	450	13,072
Marathon Petroleum Corp.	27	4,399
Occidental Petroleum Corp.	42	2,165
Phillips 66	79	10,384
Valero Energy Corp.	23	3,106
		106,672
Financial Services — 9.0%
Berkshire Hathaway, Inc., Class B†*	243	111,843
Cboe Global Markets, Inc.†	376	77,031
CME Group, Inc.†	320	70,608
Corpay, Inc.*	19	5,943
Fiserv, Inc.†*	657	118,030
Intercontinental Exchange, Inc.	5	803
Mastercard, Inc., Class A†	83	40,985
PayPal Holdings, Inc.†*	629	49,081
Visa, Inc., Class A†	315	86,609
		560,933
Food, Beverage & Tobacco — 9.7%
Altria Group, Inc.†	1,899	96,925
Archer-Daniels-Midland Co.	511	30,527
Coca-Cola Co. (The)†	953	68,483
Conagra Brands, Inc.†	329	10,699
Kellanova†	657	53,026
Keurig Dr Pepper, Inc.†	1,711	64,128
Kraft Heinz Co. (The)†	1,779	62,461
McCormick & Co., Inc., non-voting shares†	212	17,448
Molson Coors Beverage Co., Class B†	320	18,406

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A	906	$ 66,745
PepsiCo, Inc.	291	49,484
Philip Morris International, Inc.†	524	63,614
		601,946
Health Care Equipment & Services — 13.7%
Abbott Laboratories†	156	17,785
Cardinal Health, Inc.†	594	65,649
Cencora, Inc.†	722	162,508
Centene Corp.†*	156	11,744
Cigna Group (The)†	131	45,384
DaVita, Inc.†*	214	35,081
Elevance Health, Inc.	105	54,600
GE HealthCare Technologies, Inc.†	36	3,378
Hologic, Inc.*	488	39,752
Humana, Inc.	303	95,972
McKesson Corp.†	359	177,497
Molina Healthcare, Inc.†*	105	36,179
Solventum Corp.*	782	54,521
UnitedHealth Group, Inc.	54	31,573
Universal Health Services, Inc., Class B	72	16,489
		848,112
Household & Personal Products — 4.6%
Church & Dwight Co., Inc.†	27	2,827
Colgate-Palmolive Co.†	1,032	107,132
Kimberly-Clark Corp.†	699	99,454
Procter & Gamble Co. (The)†	424	73,437
		282,850
Insurance — 5.8%
Aon PLC, Class A (Ireland)	146	50,514
Arch Capital Group Ltd. (Bermuda)*	12	1,343
Arthur J Gallagher & Co.	165	46,426
Brown & Brown, Inc.†	562	58,223
Chubb Ltd. (Switzerland)	40	11,536
Marsh & McLennan Cos., Inc.†	95	21,194
Progressive Corp. (The)	369	93,637
Willis Towers Watson PLC (Ireland)†	256	75,400
		358,273
Materials — 1.1%
Amcor PLC (Jersey)	325	3,682
Avery Dennison Corp.	142	31,348
Ball Corp.	437	29,677
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	1	$ 96
Packaging Corp. of America	15	3,231
		68,034
Media & Entertainment — 8.4%
Alphabet, Inc., Class A†	1,102	182,767
Charter Communications, Inc., Class A†*	13	4,213
Electronic Arts, Inc.†	24	3,442
Fox Corp., Class A	200	8,466
Interpublic Group of Cos., Inc. (The)	387	12,241
Meta Platforms, Inc., Class A†	263	150,552
Netflix, Inc.†*	127	90,077
Omnicom Group, Inc.†	353	36,497
Take-Two Interactive Software, Inc.†*	17	2,613
Walt Disney Co. (The)	317	30,492
		521,360
Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
AbbVie, Inc.	16	3,160
Biogen, Inc.*	32	6,203
Danaher Corp.†	66	18,349
Gilead Sciences, Inc.	1,321	110,753
Johnson & Johnson†	379	61,421
Merck & Co., Inc.†	1,217	138,202
		338,088
Semiconductors & Semiconductor Equipment — 9.7%
Applied Materials, Inc.†	520	105,066
Broadcom, Inc.†	489	84,352
KLA Corp.†	20	15,488
Lam Research Corp.†	78	63,654
Qorvo, Inc.*	633	65,389
QUALCOMM, Inc.	1,558	264,938
Skyworks Solutions, Inc.	23	2,272
		601,159
Software & Services — 8.3%
Accenture PLC, Class A (Ireland)	145	51,255
Gen Digital, Inc.	134	3,676
GoDaddy, Inc., Class A*	420	65,848
Microsoft Corp.†	620	266,786
Roper Technologies, Inc.†	10	5,564
Salesforce, Inc.†	161	44,067
VeriSign, Inc.†*	413	78,453
		515,649

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 22.3%
Apple, Inc.†	1,201	$ 279,833
Cisco Systems, Inc.†	1,367	72,752
Dell Technologies, Inc., Class C	1,668	197,725
F5, Inc.†*	493	108,559
Hewlett Packard Enterprise Co.	1,565	32,020
HP, Inc.†	1,612	57,822
Jabil, Inc.†	1,022	122,466
Juniper Networks, Inc.†	2,754	107,351
Motorola Solutions, Inc.†	168	75,538
NetApp, Inc.†	1,566	193,417
TE Connectivity PLC (Ireland)	575	86,819
Western Digital Corp.*	729	49,783
		1,384,085
Telecommunication Services — 4.4%
AT&T, Inc.†	1,929	42,438
T-Mobile US, Inc.†	820	169,215
Verizon Communications, Inc.†	1,422	63,862
		275,515
Transportation — 1.1%
CSX Corp.	610	21,063
Delta Air Lines, Inc.†	549	27,884
FedEx Corp.†	80	21,894
		70,841
Utilities — 3.2%
NRG Energy, Inc.†	2,177	198,325
TOTAL COMMON STOCKS (Cost $6,951,129)		8,549,882

TOTAL LONG POSITIONS - 137.7% (Cost $6,951,129)		8,549,882
SHORT POSITIONS — (39.6)%
COMMON STOCKS — (39.6)%
Automobiles & Components — (0.5)%
Ford Motor Co.	(1,504)	(15,882)
Tesla, Inc.*	(47)	(12,297)
		(28,179)
Capital Goods — (2.4)%
Axon Enterprise, Inc.*	(49)	(19,581)
Boeing Co. (The)*	(227)	(34,513)
Carrier Global Corp.	(219)	(17,627)
Deere & Co.	(3)	(1,252)
Eaton Corp. PLC (Ireland)	(35)	(11,601)
Hubbell, Inc.	(24)	(10,280)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Huntington Ingalls Industries, Inc.	(38)	$ (10,047)
Ingersoll Rand, Inc.	(14)	(1,374)
Quanta Services, Inc.	(55)	(16,398)
Rockwell Automation, Inc.	(24)	(6,443)
Textron, Inc.	(242)	(21,436)
		(150,552)
Commercial & Professional Services — (0.3)%
Dayforce, Inc.*	(199)	(12,189)
Equifax, Inc.	(29)	(8,522)
		(20,711)
Consumer Discretionary Distribution & Retail — (0.0)%
Pool Corp.	(4)	(1,507)
Consumer Durables & Apparel — (1.1)%
Deckers Outdoor Corp.*	(135)	(21,526)
Lululemon Athletica, Inc.*	(90)	(24,422)
Ralph Lauren Corp.	(106)	(20,550)
		(66,498)
Consumer Services — (1.3)%
Airbnb, Inc., Class A*	(150)	(19,022)
Carnival Corp. (Panama)*	(1,068)	(19,737)
Chipotle Mexican Grill, Inc.*	(109)	(6,281)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(644)	(13,208)
Royal Caribbean Cruises Ltd. (Liberia)	(76)	(13,479)
Starbucks Corp.	(62)	(6,044)
		(77,771)
Consumer Staples Distribution & Retail — (0.1)%
Costco Wholesale Corp.	(4)	(3,546)
Energy — (1.3)%
APA Corp.	(561)	(13,722)
EQT Corp.	(501)	(18,357)
Exxon Mobil Corp.	(218)	(25,554)
Targa Resources Corp.	(40)	(5,920)
Williams Cos., Inc. (The)	(386)	(17,621)
		(81,174)
Equity Real Estate Investment Trusts (REITs) — (1.0)%
American Tower Corp.	(20)	(4,651)
Crown Castle, Inc.	(122)	(14,473)
Equinix, Inc.	(30)	(26,629)
Iron Mountain, Inc.	(32)	(3,802)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value

COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
SBA Communications Corp.	(10)	$ (2,407)
Weyerhaeuser Co.	(208)	(7,043)
		(59,005)
Financial Services — (0.5)%
MarketAxess Holdings, Inc.	(38)	(9,736)
MSCI, Inc.	(35)	(20,402)
		(30,138)
Food, Beverage & Tobacco — (0.3)%
Constellation Brands, Inc., Class A	(11)	(2,834)
Lamb Weston Holdings, Inc.	(243)	(15,732)
		(18,566)
Health Care Equipment & Services — (2.7)%
Align Technology, Inc.*	(23)	(5,849)
Boston Scientific Corp.*	(31)	(2,598)
Cooper Cos., Inc. (The)*	(210)	(23,171)
Dexcom, Inc.*	(441)	(29,565)
Edwards Lifesciences Corp.*	(319)	(21,051)
IDEXX Laboratories, Inc.*	(39)	(19,704)
Insulet Corp.*	(126)	(29,326)
Intuitive Surgical, Inc.*	(44)	(21,616)
Stryker Corp.	(47)	(16,979)
Teleflex, Inc.	(3)	(742)
		(170,601)
Insurance — (0.1)%
Everest Group Ltd. (Bermuda)	(17)	(6,661)
Materials — (1.9)%
Air Products and Chemicals, Inc.	(86)	(25,605)
Albemarle Corp.	(83)	(7,861)
Corteva, Inc.	(58)	(3,410)
Dow, Inc.	(94)	(5,135)
Freeport-McMoRan, Inc.	(477)	(23,812)
Martin Marietta Materials, Inc.	(55)	(29,604)
Steel Dynamics, Inc.	(17)	(2,143)
Vulcan Materials Co.	(88)	(22,038)
		(119,608)
Media & Entertainment — (1.2)%
Live Nation Entertainment, Inc.*	(300)	(32,847)
Paramount Global, Class B	(1,698)	(18,033)
Warner Bros Discovery, Inc.*	(3,126)	(25,789)
		(76,669)
Pharmaceuticals, Biotechnology & Life Sciences — (2.4)%
Agilent Technologies, Inc.	(15)	(2,227)
Bio-Techne Corp.	(311)	(24,858)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Eli Lilly & Co.	(39)	$ (34,552)
Moderna, Inc.*	(163)	(10,893)
Pfizer, Inc.	(544)	(15,744)
Revvity, Inc.	(78)	(9,965)
West Pharmaceutical Services, Inc.	(113)	(33,918)
Zoetis, Inc.	(98)	(19,147)
		(151,304)
Real Estate Management & Development — (0.6)%
CBRE Group, Inc., Class A*	(28)	(3,485)
CoStar Group, Inc.*	(408)	(30,780)
		(34,265)
Semiconductors & Semiconductor Equipment — (4.1)%
Advanced Micro Devices, Inc.*	(217)	(35,605)
Analog Devices, Inc.	(95)	(21,866)
Enphase Energy, Inc.*	(96)	(10,850)
First Solar, Inc.*	(103)	(25,692)
Intel Corp.	(1,226)	(28,762)
Microchip Technology, Inc.	(227)	(18,226)
Monolithic Power Systems, Inc.	(30)	(27,735)
NVIDIA Corp.	(330)	(40,075)
ON Semiconductor Corp.*	(59)	(4,284)
Teradyne, Inc.	(166)	(22,233)
Texas Instruments, Inc.	(102)	(21,070)
		(256,398)
Software & Services — (6.0)%
Adobe, Inc.*	(52)	(26,925)
Akamai Technologies, Inc.*	(5)	(505)
Autodesk, Inc.*	(93)	(25,620)
Cadence Design Systems, Inc.*	(129)	(34,963)
Crowdstrike Holdings, Inc., Class A*	(126)	(35,339)
Fair Isaac Corp.*	(8)	(15,548)
Fortinet, Inc.*	(433)	(33,579)
Intuit, Inc.	(30)	(18,630)
Oracle Corp.	(115)	(19,596)
Palantir Technologies, Inc., Class A*	(618)	(22,990)
Palo Alto Networks, Inc.*	(116)	(39,649)
PTC, Inc.*	(93)	(16,801)
ServiceNow, Inc.*	(37)	(33,092)
Synopsys, Inc.*	(71)	(35,954)
Tyler Technologies, Inc.*	(28)	(16,344)
		(375,535)
Technology Hardware & Equipment — (1.3)%
Arista Networks, Inc.*	(58)	(22,261)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
September 30, 2024
	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Keysight Technologies, Inc.*	(102)	$ (16,211)
Seagate Technology Holdings PLC (Ireland)	(206)	(22,563)
Super Micro Computer, Inc.*	(19)	(7,912)
Zebra Technologies Corp., Class A*	(34)	(12,591)
		(81,538)
Transportation — (1.7)%
CH Robinson Worldwide, Inc.	(126)	(13,907)
Norfolk Southern Corp.	(91)	(22,613)
Old Dominion Freight Line, Inc.	(116)	(23,042)
Southwest Airlines Co.	(673)	(19,941)
Uber Technologies, Inc.*	(310)	(23,300)
		(102,803)
Utilities — (8.8)%
AES Corp. (The)	(1,499)	(30,070)
Alliant Energy Corp.	(303)	(18,389)
Ameren Corp.	(372)	(32,535)
American Electric Power Co., Inc.	(142)	(14,569)
American Water Works Co., Inc.	(197)	(28,809)
Atmos Energy Corp.	(97)	(13,455)
CenterPoint Energy, Inc.	(931)	(27,390)
CMS Energy Corp.	(83)	(5,862)
Consolidated Edison, Inc.	(108)	(11,246)
Constellation Energy Corp.	(67)	(17,421)
Dominion Energy, Inc.	(5)	(289)
DTE Energy Co.	(120)	(15,409)
Duke Energy Corp.	(67)	(7,725)
Edison International	(218)	(18,986)
Entergy Corp.	(114)	(15,004)
Evergy, Inc.	(338)	(20,959)
Eversource Energy	(497)	(33,821)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Exelon Corp.	(736)	$ (29,845)
FirstEnergy Corp.	(238)	(10,555)
NextEra Energy, Inc.	(317)	(26,796)
NiSource, Inc.	(536)	(18,572)
Pinnacle West Capital Corp.	(123)	(10,897)
PPL Corp.	(38)	(1,257)
Public Service Enterprise Group, Inc.	(193)	(17,218)
Sempra	(324)	(27,096)
Southern Co. (The)	(101)	(9,108)
Vistra Corp.	(314)	(37,222)
WEC Energy Group, Inc.	(163)	(15,677)
Xcel Energy, Inc.	(458)	(29,908)
		(546,090)
TOTAL COMMON STOCKS (Proceeds $2,471,429)		(2,459,119)

TOTAL SHORT POSITIONS - (39.6)% (Proceeds $2,471,429)		(2,459,119)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		115,833
NET ASSETS - 100.0%		$6,206,596

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — 95.0%
Capital Goods — 8.2%
3M Co.	447	$ 61,105
A. O. Smith Corp.	98	8,803
AMETEK, Inc.	12	2,060
Caterpillar, Inc.	282	110,296
Cummins, Inc.	54	17,485
Fastenal Co.	20	1,428
General Dynamics Corp.	4	1,209
General Electric Co.(a)	2,310	435,620
Honeywell International, Inc.	384	79,377
Lockheed Martin Corp.(a)	327	191,151
Masco Corp.	1,107	92,921
Northrop Grumman Corp.	22	11,617
Otis Worldwide Corp.	1,584	164,641
Pentair PLC (Ireland)	54	5,281
Snap-on, Inc.(a)	463	134,136
Trane Technologies PLC (Ireland)	182	70,749
Westinghouse Air Brake Technologies Corp.	56	10,179
WW Grainger, Inc.(a)	102	105,959
		1,504,017
Commercial & Professional Services — 3.5%
Amentum Holdings, Inc.*	503	16,222
Automatic Data Processing, Inc.	382	105,711
Broadridge Financial Solutions, Inc.	617	132,673
Jacobs Solutions, Inc.	567	74,220
Leidos Holdings, Inc.(a)	1,753	285,739
Republic Services, Inc.	162	32,536
		647,101
Consumer Discretionary Distribution & Retail — 2.5%
Amazon.com, Inc.(a)*	870	162,107
AutoZone, Inc.*	9	28,350
Best Buy Co., Inc.	43	4,442
eBay, Inc.(a)	1,459	94,995
Genuine Parts Co.	55	7,682
Home Depot, Inc. (The)	93	37,684
LKQ Corp.	461	18,403
Lowe's Cos., Inc.	232	62,837
Ross Stores, Inc.	209	31,457
TJX Cos., Inc. (The)	13	1,528
Ulta Beauty, Inc.*	22	8,561
		458,046
Consumer Durables & Apparel — 2.5%
Garmin Ltd. (Switzerland)	1,094	192,577
Hasbro, Inc.	79	5,713
NIKE, Inc., Class B	1,018	89,991
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
PulteGroup, Inc.	371	$ 53,250
Tapestry, Inc.	2,440	114,631
		456,162
Consumer Services — 2.3%
Booking Holdings, Inc.(a)	23	96,879
Hilton Worldwide Holdings, Inc.	191	44,026
Marriott International, Inc., Class A	479	119,079
McDonald's Corp.	155	47,199
Wynn Resorts Ltd.	133	12,752
Yum! Brands, Inc.	697	97,378
		417,313
Consumer Staples Distribution & Retail — 1.7%
Dollar General Corp.	1,044	88,291
Kroger Co. (The)(a)	3,730	213,729
Sysco Corp.	87	6,791
		308,811
Energy — 1.3%
Baker Hughes Co.	83	3,001
ConocoPhillips	400	42,112
Coterra Energy, Inc.	136	3,257
Devon Energy Corp.	312	12,205
Diamondback Energy, Inc.	489	84,304
EOG Resources, Inc.	191	23,480
Halliburton Co.	627	18,214
Marathon Petroleum Corp.	13	2,118
Occidental Petroleum Corp.	360	18,554
Phillips 66	165	21,689
Valero Energy Corp.	22	2,971
		231,905
Financial Services — 6.3%
Berkshire Hathaway, Inc., Class B(a)*	510	234,733
Cboe Global Markets, Inc.	586	120,054
CME Group, Inc.	530	116,944
Corpay, Inc.*	167	52,231
Fiserv, Inc.(a)*	1,436	257,977
Intercontinental Exchange, Inc.	104	16,707
Mastercard, Inc., Class A	144	71,107
PayPal Holdings, Inc.*	1,420	110,803
Visa, Inc., Class A(a)	641	176,243
		1,156,799
Food, Beverage & Tobacco — 6.4%
Altria Group, Inc.(a)	3,697	188,695
Archer-Daniels-Midland Co.	1,172	70,015
Coca-Cola Co. (The)(a)	1,593	114,473

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Conagra Brands, Inc.	1,039	$ 33,788
Kellanova(a)	1,072	86,521
Keurig Dr Pepper, Inc.(a)	3,187	119,449
Kraft Heinz Co. (The)(a)	3,436	120,638
McCormick & Co., Inc., non-voting shares	340	27,982
Molson Coors Beverage Co., Class B(a)	901	51,826
Mondelez International, Inc., Class A(a)	1,824	134,374
PepsiCo, Inc.	494	84,005
Philip Morris International, Inc.	1,200	145,680
		1,177,446
Health Care Equipment & Services — 9.3%
Abbott Laboratories	243	27,705
Cardinal Health, Inc.(a)	885	97,810
Cencora, Inc.(a)	1,335	300,482
Centene Corp.*	398	29,962
Cigna Group (The)	303	104,971
DaVita, Inc.*	477	78,195
Elevance Health, Inc.	206	107,120
GE HealthCare Technologies, Inc.	179	16,799
HCA Healthcare, Inc.	89	36,172
Hologic, Inc.*	983	80,075
Humana, Inc.(a)	562	178,008
McKesson Corp.(a)	622	307,529
Molina Healthcare, Inc.(a)*	200	68,912
ResMed, Inc.	20	4,882
Solventum Corp.(a)*	2,005	139,789
UnitedHealth Group, Inc.	90	52,621
Universal Health Services, Inc., Class B	301	68,932
		1,699,964
Household & Personal Products — 2.9%
Church & Dwight Co., Inc.	33	3,456
Colgate-Palmolive Co.(a)	1,940	201,391
Kimberly-Clark Corp.(a)	1,320	187,810
Procter & Gamble Co. (The)(a)	757	131,112
		523,769
Insurance — 3.9%
Aon PLC, Class A (Ireland)	302	104,489
Arthur J Gallagher & Co.	314	88,350
Brown & Brown, Inc.	1,210	125,356
Chubb Ltd. (Switzerland)	110	31,723
Marsh & McLennan Cos., Inc.(a)	191	42,610
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Progressive Corp. (The)	610	$ 154,794
Willis Towers Watson PLC (Ireland)	535	157,573
		704,895
Materials — 1.4%
Amcor PLC (Jersey)	2,303	26,093
Avery Dennison Corp.	423	93,382
Ball Corp.	1,461	99,217
International Paper Co.	98	4,787
LyondellBasell Industries NV, Class A (Netherlands)	106	10,165
Packaging Corp. of America	125	26,925
		260,569
Media & Entertainment — 5.6%
Alphabet, Inc., Class A(a)	1,696	281,282
Charter Communications, Inc., Class A*	16	5,185
Electronic Arts, Inc.	42	6,024
Fox Corp., Class A	856	36,234
Interpublic Group of Cos., Inc. (The)	551	17,428
Meta Platforms, Inc., Class A(a)	517	295,952
Netflix, Inc.(a)*	250	177,318
Omnicom Group, Inc.(a)	1,071	110,731
Take-Two Interactive Software, Inc.*	24	3,689
Walt Disney Co. (The)	843	81,088
		1,014,931
Pharmaceuticals, Biotechnology & Life Sciences — 3.4%
AbbVie, Inc.	104	20,538
Danaher Corp.	96	26,690
Gilead Sciences, Inc.(a)	2,390	200,378
Johnson & Johnson(a)	685	111,011
Merck & Co., Inc.(a)	2,295	260,620
		619,237
Semiconductors & Semiconductor Equipment — 7.6%
Applied Materials, Inc.(a)	1,345	271,757
Broadcom, Inc.(a)	1,180	203,550
KLA Corp.(a)	104	80,539
Lam Research Corp.(a)	217	177,089
Qorvo, Inc.*	1,699	175,507
QUALCOMM, Inc.(a)	2,530	430,227
Skyworks Solutions, Inc.(a)	443	43,755
		1,382,424
Software & Services — 4.9%
Accenture PLC, Class A (Ireland)	414	146,341
Gen Digital, Inc.	1,440	39,499

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
GoDaddy, Inc., Class A*	850	$ 133,263
Microsoft Corp.(a)	745	320,573
Roper Technologies, Inc.	15	8,346
Salesforce, Inc.(a)	301	82,387
VeriSign, Inc.(a)*	906	172,104
		902,513
Technology Hardware & Equipment — 14.9%
Apple, Inc.(a)	2,166	504,678
Cisco Systems, Inc.(a)	2,901	154,391
Dell Technologies, Inc., Class C	3,309	392,249
F5, Inc.(a)*	824	181,445
Hewlett Packard Enterprise Co.	5,169	105,758
HP, Inc.	4,059	145,596
Jabil, Inc.(a)	2,385	285,795
Juniper Networks, Inc.(a)	4,626	180,321
Motorola Solutions, Inc.	355	159,619
NetApp, Inc.(a)	3,280	405,113
Seagate Technology Holdings PLC (Ireland)	1	109
TE Connectivity PLC (Ireland)	1,363	205,799
		2,720,873
Telecommunication Services — 2.9%
AT&T, Inc.	3,688	81,136
T-Mobile US, Inc.(a)	1,575	325,017
Verizon Communications, Inc.(a)	2,859	128,398
		534,551
Transportation — 1.2%
CSX Corp.	1,766	60,980
Delta Air Lines, Inc.	1,838	93,352
FedEx Corp.	237	64,862
		219,194
Utilities — 2.3%
NRG Energy, Inc.(a)	4,538	413,412
TOTAL COMMON STOCKS (Cost $14,368,933)		17,353,932
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		921,404
NET ASSETS - 100.0%		$18,275,336

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
The portfolio matures between August 29, 2025 and July 16, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 4.0% of net assets as of September 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	07/16/29	447	$55,848	$61,105	$7,703
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/11/28	96	6,372	8,624	3,531
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10	1,713	1,717	223
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	01/12/29	273	90,075	106,776	20,489
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	51	13,984	16,513	3,869
Fastenal Co.	USFF +0.250%	Weekly	MS	07/11/28	37	2,244	2,643	619
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/16/29	4	1,207	1,209	127
General Electric Co.	USFF +0.250%	Weekly	MS	07/16/29	2,240	376,953	422,419	60,465
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	374	74,919	77,310	5,573
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/29/25	318	136,551	185,890	61,764
Masco Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,111	70,687	93,257	26,370
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	17	7,415	8,977	2,707
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,561	146,636	162,250	21,750
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	53	3,071	5,183	2,331
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	443	108,504	128,342	28,680
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	183	49,389	71,138	24,128
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/12/29	54	8,429	9,816	1,792
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	08/29/25	102	94,046	105,959	16,673
					7,374	1,248,043	1,469,128	288,794
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	486	11,791	15,673	16,885
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/12/29	363	88,337	100,453	16,314
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	635	134,378	136,544	7,725
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	547	66,816	71,602	(5,176)
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,721	228,820	280,523	61,503
Republic Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	153	23,402	30,729	8,559
Veralto Corp.	USFF -0.250%	Weekly	MS	07/11/28	—	—	—	80
					3,905	553,544	635,524	105,890
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,913	$210,661	$356,449	$153,711
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6	15,725	18,900	3,841
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/29/25	25	1,770	2,582	1,152
eBay, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,451	60,617	94,475	39,353
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/11/28	56	7,117	7,822	1,500
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	81	26,455	32,821	7,965
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	476	19,773	19,002	146
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	08/29/25	228	46,370	61,754	18,594
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	206	29,498	31,005	2,793
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	12	1,111	1,410	467
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22	7,222	8,561	1,688
					4,476	426,319	634,781	231,210
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	1,073	111,749	188,880	85,280
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	65	3,257	4,701	1,737
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/16/29	1,002	83,082	88,577	8,963
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	374	27,895	53,680	27,203
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,408	67,405	113,128	51,907
					4,922	293,388	448,966	175,090
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20	56,549	84,242	30,404
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	180	37,474	41,490	5,937
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	462	105,298	114,853	13,843
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/29/25	161	41,780	49,026	11,053
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	127	9,466	12,177	3,175
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	693	90,776	96,819	10,756
					1,643	341,343	398,607	75,168
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,023	85,087	86,515	4,720
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,728	174,754	213,614	52,775
Sysco Corp.	USFF +0.250%	Weekly	MS	08/29/25	94	6,106	7,338	2,215
					4,845	265,947	307,467	59,710
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	91	2,674	3,290	950
ConocoPhillips	USFF +0.250%	Weekly	MS	07/16/29	396	41,864	41,691	1,643
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	137	3,207	3,281	274
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	271	11,030	10,602	93
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	475	91,796	81,890	(5,721)
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	231	28,732	28,397	827
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	604	$19,641	$17,546	$(1,139)
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/16/29	16	2,593	2,607	190
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/16/29	353	18,157	18,194	793
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	166	20,806	21,821	2,760
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/16/29	17	2,332	2,295	474
					2,757	242,832	231,614	1,144
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	202	49,784	92,973	45,122
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	569	98,968	116,571	24,475
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	572	113,463	126,212	18,015
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	163	40,538	50,980	12,031
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,412	191,285	253,666	69,583
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/12/29	55	8,004	8,835	1,718
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	134	55,873	66,169	13,569
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,402	72,148	109,398	40,016
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	641	169,205	176,243	15,046
					5,150	799,268	1,001,047	239,575
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/29/25	3,731	155,590	190,430	69,319
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/12/29	1,153	61,613	68,880	11,207
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/06/26	1,579	90,033	113,467	32,733
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	938	26,575	30,504	7,880
Kellanova	USFF -0.250%	Weekly	MS	01/10/28	997	65,725	80,468	19,803
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,138	102,347	117,612	20,815
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	3,397	115,887	119,269	17,508
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	343	20,678	28,229	8,833
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/12/29	885	44,936	50,905	8,144
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,813	119,805	133,564	20,184
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	477	79,755	81,114	4,852
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,184	113,385	143,738	42,125
					19,635	996,329	1,158,180	263,403
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	08/29/25	219	21,730	24,968	5,253
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	839	83,149	92,726	15,186
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,294	270,046	291,254	33,901
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	383	$27,094	$28,832	$2,827
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	306	101,655	106,011	10,343
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	468	62,758	76,719	16,378
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	196	101,695	101,920	4,302
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	174	11,567	16,330	5,291
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/12/29	85	26,441	34,547	9,263
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/12/29	954	75,616	77,713	4,992
Humana, Inc.	USFF +0.250%	Weekly	MS	01/12/29	567	187,145	179,592	336
McKesson Corp.	USFF +0.250%	Weekly	MS	01/05/26	624	302,658	308,518	19,105
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	204	62,042	70,290	10,638
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/16/29	21	5,029	5,127	320
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,979	114,063	137,976	28,239
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	88	51,098	51,452	2,442
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	291	59,669	66,642	9,329
					8,692	1,563,455	1,670,617	178,145
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	32	2,750	3,351	819
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	1,840	157,032	191,010	42,531
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,323	159,803	188,236	46,406
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	739	109,363	127,995	28,524
					3,934	428,948	510,592	118,280
Insurance
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	302	88,310	104,489	19,902
Arthur J Gallagher & Co.	USFF +0.250%	Weekly	MS	07/16/29	303	85,954	85,255	2,788
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,300	97,556	134,680	41,392
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/16/29	68	18,161	19,611	2,397
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/11/28	183	34,152	40,825	8,434
Progressive Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	598	125,469	151,748	31,066
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	529	137,199	155,806	25,209
					3,283	586,801	692,414	131,188
Materials
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	07/16/29	2,193	24,549	24,847	1,444
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/12/29	396	84,851	87,421	6,130
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Ball Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,413	$94,315	$95,957	$5,682
International Paper Co.	USFF +0.250%	Weekly	MS	07/11/28	96	3,168	4,690	2,033
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/16/29	108	10,283	10,357	538
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	121	18,931	26,063	9,032
					4,327	236,097	249,335	24,859
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/25	1,572	164,582	260,716	102,951
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	22	6,741	7,130	720
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	29	3,436	4,160	954
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	855	34,141	36,192	3,607
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	514	14,441	16,258	3,113
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	510	181,136	291,944	118,333
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	249	132,562	176,608	49,062
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,068	86,821	110,421	30,906
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	24	2,672	3,689	1,197
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	875	81,786	84,166	5,517
					5,718	708,318	991,284	316,360
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/11/28	103	14,475	20,340	6,964
Danaher Corp.	USFF +0.250%	Weekly	MS	08/29/25	97	21,288	26,968	6,825
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,344	159,679	196,521	46,627
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/29/25	663	99,836	107,446	20,386
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,253	257,873	255,851	10,461
					5,460	553,151	607,126	91,263
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,107	193,622	223,669	39,369
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,108	165,605	191,130	33,894
KLA Corp.	USFF +0.250%	Weekly	MS	07/08/27	88	59,733	68,148	12,331
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	218	169,364	177,905	15,972
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,678	179,749	173,337	361
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,509	423,159	426,655	24,546
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	429	39,020	42,372	5,614
					7,137	1,230,252	1,303,216	132,087
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	403	$114,889	$142,452	$32,451
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,463	34,679	40,130	7,181
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	844	122,820	132,322	14,155
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	1,209	245,098	520,233	297,797
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/25	14	5,749	7,790	2,463
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	308	61,587	84,303	26,912
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	890	156,079	169,064	18,853
					5,131	740,901	1,096,294	399,812
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,685	112,632	392,605	291,259
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/29/25	2,873	127,174	152,901	48,726
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	3,269	386,296	387,507	15,673
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	803	143,498	176,821	38,745
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	07/16/29	5,124	90,372	104,837	18,572
HP, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,961	118,075	142,081	32,032
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,370	290,309	283,997	4,884
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,575	125,555	178,333	62,625
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	350	112,838	157,370	49,843
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,231	322,718	399,061	92,665
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	1,347	194,664	203,384	16,047
					29,588	2,024,131	2,578,897	671,071
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,544	60,440	77,968	21,524
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,553	238,038	320,477	95,206
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,810	94,892	126,197	40,192
					7,907	393,370	524,642	156,922
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,758	58,406	60,704	4,834
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,811	65,008	91,981	29,969
FedEx Corp.	USFF +0.250%	Weekly	MS	07/11/28	253	66,908	69,241	6,200
					3,822	190,322	221,926	41,003
Utilities
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,517	310,820	411,499	115,102

Total Reference Entity — Long						14,133,579	17,143,156	3,816,076
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/12/29	(6,631)	$(84,452)	$(70,023)	$10,099
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(139)	(42,558)	(36,367)	4,991
					(6,770)	(127,010)	(106,390)	15,090
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(322)	(86,037)	(128,671)	(45,078)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,584)	(288,427)	(240,831)	39,214
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,254)	(79,394)	(100,934)	(24,096)
Deere & Co.	USFF -0.250%	Weekly	MS	01/12/29	(22)	(8,363)	(9,181)	(1,442)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(246)	(75,231)	(81,534)	(8,465)
GE Vernova, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(171)	(31,973)	(43,602)	(12,889)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(149)	(58,705)	(63,824)	(6,795)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(245)	(65,493)	(64,773)	(1,340)
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(48)	(4,633)	(4,712)	(134)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(332)	(85,996)	(98,986)	(15,526)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(162)	(45,796)	(43,491)	711
Textron, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,544)	(136,038)	(136,768)	(4,668)
					(6,079)	(966,086)	(1,017,307)	(80,508)
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(35)	(1,902)	(1,834)	93
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(592)	(69,441)	(36,260)	31,224
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(116)	(32,636)	(34,088)	(2,372)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17)	(8,361)	(2,832)	5,326
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(137)	(6,957)	(6,929)	(96)
					(897)	(119,297)	(81,943)	34,175
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(779)	(123,494)	(124,212)	(4,260)
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(413)	(191,456)	(112,068)	73,838
Ralph Lauren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(426)	(76,324)	(82,589)	(9,323)
					(1,618)	(391,274)	(318,869)	60,255
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(977)	(144,000)	(123,893)	15,963
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	07/11/28	(5,382)	(92,421)	(99,459)	(9,669)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,162)	(67,741)	(66,954)	(1,121)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(2,645)	(53,861)	(54,249)	(2,119)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/12/29	(448)	$(68,149)	$(79,457)	$(13,397)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(574)	(55,502)	(55,959)	(2,005)
					(11,188)	(481,674)	(479,971)	(12,348)
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	07/16/29	(66)	(59,271)	(58,510)	(898)
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15)	(2,317)	(1,055)	1,274
					(81)	(61,588)	(59,565)	376
Energy
APA Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,852)	(79,013)	(69,760)	7,015
EQT Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,765)	(123,418)	(137,950)	(18,449)
Exxon Mobil Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,456)	(169,346)	(170,672)	(7,331)
Hess Corp.	USFF -0.250%	Weekly	MS	07/16/29	(36)	(5,633)	(4,889)	642
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(332)	(44,565)	(49,139)	(5,971)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(3,012)	(123,560)	(137,498)	(19,691)
					(11,453)	(545,535)	(569,908)	(43,785)
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	USFF -0.250%	Weekly	MS	07/16/29	(130)	(30,218)	(30,233)	(825)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(852)	(93,008)	(101,073)	(12,494)
Digital Realty Trust, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22)	(3,551)	(3,560)	(33)
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(188)	(155,283)	(166,874)	(19,894)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(80)	(8,696)	(9,506)	(1,264)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(34)	(8,245)	(8,184)	(102)
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	07/16/29	(889)	(28,513)	(30,102)	(1,909)
					(2,195)	(327,514)	(349,532)	(36,521)
Financial Services
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(222)	(46,719)	(56,876)	(11,702)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(236)	(137,230)	(137,571)	(5,817)
					(458)	(183,949)	(194,447)	(17,519)
Food, Beverage & Tobacco
Constellation Brands, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(91)	(23,178)	(23,450)	(711)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,719)	(247,929)	(176,028)	62,374
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	07/16/29	(253)	(13,135)	(13,199)	(369)
					(3,063)	(284,242)	(212,677)	61,294
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(64)	$(30,645)	$(16,276)	$13,503
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/12/29	(454)	(35,086)	(38,045)	(3,908)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,330)	(119,639)	(146,752)	(30,542)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,388)	(360,082)	(227,132)	122,468
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,344)	(192,937)	(154,681)	32,677
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(249)	(145,927)	(125,800)	15,927
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(756)	(223,787)	(175,959)	41,344
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(309)	(125,468)	(151,802)	(29,934)
Stryker Corp.	USFF -0.250%	Weekly	MS	01/12/29	(351)	(120,553)	(126,802)	(9,911)
					(9,245)	(1,354,124)	(1,163,249)	151,624
Insurance
Erie Indemnity Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5)	(2,705)	(2,699)	7
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(173)	(68,041)	(67,787)	(2,563)
					(178)	(70,746)	(70,486)	(2,556)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(588)	(168,514)	(175,071)	(13,802)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(246)	(65,389)	(23,299)	39,590
Corteva, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(310)	(17,278)	(18,225)	(1,533)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(753)	(39,997)	(41,136)	(2,759)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,530)	(123,746)	(126,298)	(6,327)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(392)	(208,777)	(210,994)	(8,548)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(156)	(19,632)	(19,668)	(603)
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	07/16/29	(656)	(161,297)	(164,282)	(7,886)
					(5,631)	(804,630)	(778,973)	(1,868)
Media & Entertainment
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,963)	(190,399)	(214,929)	(30,138)
Paramount Global, Class B	USFF -0.250%	Weekly	MS	01/10/28	(7,361)	(79,519)	(78,174)	(1,275)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,760)	(121,959)	(121,770)	(3,520)
					(24,084)	(391,877)	(414,873)	(34,933)
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(148)	(20,928)	(21,975)	(1,581)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,750)	(199,001)	(139,878)	52,302
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(271)	$(90,999)	$(53,379)	$35,031
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/12/29	(298)	(251,896)	(264,010)	(19,790)
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,714)	(172,558)	(114,547)	52,849
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,182)	(121,765)	(121,027)	(2,809)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(448)	(49,306)	(57,232)	(9,337)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(856)	(315,186)	(256,937)	48,610
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(655)	(125,747)	(127,974)	(6,440)
					(10,322)	(1,347,386)	(1,156,959)	148,835
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,486)	(209,241)	(187,544)	15,640
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,540)	(246,023)	(252,683)	(13,797)
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(636)	(136,659)	(146,388)	(14,470)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(171)	(19,880)	(19,326)	51
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(539)	(121,824)	(134,448)	(16,117)
Intel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,952)	(328,290)	(186,554)	131,721
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,457)	(111,426)	(116,983)	(9,944)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(181)	(133,162)	(167,335)	(39,272)
NVIDIA Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,606)	(245,988)	(316,473)	(77,658)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(376)	(40,473)	(27,301)	12,128
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,029)	(123,762)	(137,814)	(18,000)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(687)	(134,530)	(141,914)	(11,444)
					(17,174)	(1,642,017)	(1,647,219)	(56,802)
Software & Services
Adobe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(414)	(219,049)	(214,361)	(1,658)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(196)	(19,675)	(19,786)	(608)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(610)	(157,878)	(168,043)	(14,761)
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(945)	(256,371)	(256,123)	(7,193)
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(921)	(342,264)	(258,313)	73,991
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/12/29	(54)	(71,652)	(104,950)	(35,320)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,172)	(222,350)	(245,989)	(30,081)
Intuit, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(209)	(133,029)	(129,789)	(593)
Oracle Corp.	USFF -0.250%	Weekly	MS	01/12/29	(916)	(128,701)	(156,086)	(31,191)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
September 30, 2024
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Palantir Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,055)	$(114,149)	$(113,646)	$(2,765)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(866)	(272,371)	(295,999)	(31,538)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(738)	(129,747)	(133,327)	(7,306)
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(273)	(209,335)	(244,168)	(40,894)
Synopsys, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(507)	(265,418)	(256,740)	972
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(189)	(101,349)	(110,323)	(11,867)
					(13,065)	(2,643,338)	(2,707,643)	(140,812)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(417)	(133,249)	(160,053)	(30,633)
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(691)	(106,215)	(109,821)	(6,641)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(57)	(58,075)	(23,735)	32,717
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/12/29	(112)	(8,812)	(7,648)	1,524
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(177)	(54,132)	(65,547)	(13,718)
					(1,454)	(360,483)	(366,804)	(16,751)
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,106)	(97,034)	(122,069)	(28,892)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(286)	(58,551)	(49,286)	6,977
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(573)	(135,263)	(142,391)	(11,903)
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(754)	(153,624)	(149,775)	(1,196)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(5,453)	(170,410)	(161,572)	1,655
Uber Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,973)	(142,671)	(148,291)	(9,725)
					(10,145)	(757,553)	(773,384)	(43,084)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(8,764)	(180,837)	(175,806)	(4,981)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,338)	(142,089)	(141,893)	(12,015)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,665)	(216,093)	(233,081)	(30,833)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(954)	(92,970)	(97,880)	(10,994)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,229)	(199,265)	(179,729)	6,812
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(704)	(82,979)	(97,652)	(20,084)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,321)	(182,873)	(185,964)	(13,491)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(633)	(40,169)	(44,709)	(8,765)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(806)	(77,629)	(83,929)	(9,718)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
September 30, 2024
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Constellation Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(517)	$(118,619)	$(134,430)	$(19,301)
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(707)	(80,698)	(90,786)	(14,204)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(477)	(54,688)	(54,998)	(1,954)
Edison International	USFF -0.250%	Weekly	MS	01/10/28	(1,292)	(95,894)	(112,520)	(21,925)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(797)	(87,371)	(104,893)	(21,594)
Evergy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,378)	(145,274)	(147,460)	(14,972)
Eversource Energy	USFF -0.250%	Weekly	MS	01/07/27	(3,289)	(231,234)	(223,816)	(9,019)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,841)	(203,156)	(196,303)	(8,927)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,654)	(67,944)	(73,355)	(11,278)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,125)	(169,219)	(179,626)	(19,875)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,903)	(110,778)	(135,239)	(33,076)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	08/29/25	(786)	(76,544)	(69,632)	(5,116)
PPL Corp.	USFF -0.250%	Weekly	MS	07/16/29	(341)	(11,107)	(11,280)	(437)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,429)	(109,016)	(127,481)	(22,873)
Sempra	USFF -0.250%	Weekly	MS	07/08/27	(2,319)	(179,521)	(193,938)	(28,594)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(713)	(59,234)	(64,298)	(7,994)
Vistra Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,149)	(201,074)	(254,742)	(60,419)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,249)	(118,864)	(120,129)	(10,108)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,317)	(207,877)	(216,600)	(21,463)
					(58,697)	(3,543,016)	(3,752,169)	(437,198)

Total Reference Entity — Short						(16,612,580)	(16,409,912)	(437,396)
Net Value of Reference Entity						$(2,479,001)	$733,244	$3,378,680

*	Includes $166,435 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
MSCI	Morgan Stanley Capital International
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
September 30, 2024
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.9%
Gotham 1000 Value ETF	186,866	$ 4,635,902
Gotham Defensive Long 500 Fund*	79,920	1,492,105
Gotham Enhanced S&P 500 Index Fund	118,020	2,288,400
Gotham Hedged Core Fund	167,604	2,249,243
Gotham Large Value Fund	190,906	3,022,043
Gotham Neutral Fund*	105,430	1,518,197
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $11,964,862)		15,205,890
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		11,716
NET ASSETS - 100.0%		$15,217,606

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
September 30, 2024
	Number of Shares	Value
LONG POSITIONS — 137.5%
COMMON STOCKS — 137.5%
Automobiles & Components — 0.7%
Aptiv PLC (Jersey)*	60	$ 4,321
BorgWarner, Inc.	2	72
General Motors Co.†	625	28,025
		32,418
Banks — 2.9%
Bank of America Corp.	716	28,411
Citigroup, Inc.	177	11,080
Citizens Financial Group, Inc.	41	1,684
Fifth Third Bancorp	64	2,742
Huntington Bancshares, Inc.	15	220
JPMorgan Chase & Co.†	283	59,673
KeyCorp.	82	1,373
M&T Bank Corp.	7	1,247
PNC Financial Services Group, Inc. (The)	28	5,176
Truist Financial Corp.	118	5,047
US Bancorp	138	6,311
Wells Fargo & Co.	308	17,399
		140,363
Capital Goods — 16.7%
3M Co.†	318	43,471
A. O. Smith Corp.	33	2,964
Allegion PLC (Ireland)	13	1,895
AMETEK, Inc.	52	8,929
Builders FirstSource, Inc.*	80	15,509
Caterpillar, Inc.†	318	124,376
Cummins, Inc.	93	30,112
Dover Corp.	80	15,339
Emerson Electric Co.	73	7,984
Fastenal Co.	7	500
Fortive Corp.†	10	789
GE Vernova, Inc.†*	103	26,263
General Dynamics Corp.	6	1,813
General Electric Co.†	628	118,428
Honeywell International, Inc.†	252	52,091
Howmet Aerospace, Inc.	126	12,632
IDEX Corp.	10	2,145
Illinois Tool Works, Inc.†	77	20,179
Ingersoll Rand, Inc.	21	2,061
Johnson Controls International PLC (Ireland)†	391	30,346
Lockheed Martin Corp.†	133	77,747
Masco Corp.	148	12,423
Nordson Corp.	3	788
Otis Worldwide Corp.	236	24,530
PACCAR, Inc.	19	1,875
Parker-Hannifin Corp.†	71	44,859
Pentair PLC (Ireland)	51	4,987
Snap-on, Inc.	35	10,140
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	29	$ 3,194
Textron, Inc.	44	3,898
Trane Technologies PLC (Ireland)†	81	31,487
TransDigm Group, Inc.	2	2,854
United Rentals, Inc.	41	33,199
Westinghouse Air Brake Technologies Corp.	94	17,086
WW Grainger, Inc.†	16	16,621
		803,514
Commercial & Professional Services — 2.1%
Amentum Holdings, Inc.*	79	2,548
Automatic Data Processing, Inc.	185	51,195
Broadridge Financial Solutions, Inc.	68	14,622
Copart, Inc.*	1	52
Jacobs Solutions, Inc.	82	10,734
Leidos Holdings, Inc.	91	14,833
Veralto Corp.†	54	6,040
		100,024
Consumer Discretionary Distribution & Retail — 10.0%
Amazon.com, Inc.†*	1,145	213,348
AutoZone, Inc.*	3	9,450
Bath & Body Works, Inc.	67	2,139
Best Buy Co., Inc.†	126	13,016
CarMax, Inc.*	34	2,631
eBay, Inc.†	328	21,356
Home Depot, Inc. (The)†	185	74,962
LKQ Corp.	158	6,307
Lowe's Cos., Inc.	330	89,380
Ross Stores, Inc.†	205	30,855
TJX Cos., Inc. (The)†	155	18,219
Ulta Beauty, Inc.*	1	389
		482,052
Consumer Durables & Apparel — 3.3%
Deckers Outdoor Corp.*	20	3,189
DR Horton, Inc.	23	4,388
Garmin Ltd. (Switzerland)	127	22,356
Hasbro, Inc.	83	6,002
Lennar Corp., Class A	25	4,687
Lululemon Athletica, Inc.*	39	10,583
Mohawk Industries, Inc.*	41	6,588
NIKE, Inc., Class B	875	77,350
PulteGroup, Inc.	64	9,186
Ralph Lauren Corp.	43	8,336
Tapestry, Inc.	151	7,094
		159,759
Consumer Services — 3.6%
Booking Holdings, Inc.†	13	54,758
Caesars Entertainment, Inc.*	67	2,797
Darden Restaurants, Inc.	12	1,970

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Hilton Worldwide Holdings, Inc.	64	$ 14,752
Las Vegas Sands Corp.	313	15,757
Marriott International, Inc., Class A†	164	40,770
McDonald's Corp.†	65	19,793
MGM Resorts International*	71	2,775
Wynn Resorts Ltd.	65	6,232
Yum! Brands, Inc.†	82	11,456
		171,060
Consumer Staples Distribution & Retail — 2.2%
Dollar General Corp.	128	10,825
Kroger Co. (The)	458	26,243
Sysco Corp.	285	22,247
Target Corp.	267	41,615
Walgreens Boots Alliance, Inc.	268	2,401
		103,331
Energy — 6.6%
Baker Hughes Co.	574	20,750
Chevron Corp.	458	67,450
ConocoPhillips	372	39,164
Coterra Energy, Inc.	167	4,000
Devon Energy Corp.	363	14,200
Diamondback Energy, Inc.	103	17,757
EOG Resources, Inc.	143	17,579
Exxon Mobil Corp.	71	8,323
Halliburton Co.	489	14,205
Kinder Morgan, Inc.	30	663
Marathon Oil Corp.	219	5,832
Marathon Petroleum Corp.†	193	31,442
Occidental Petroleum Corp.	523	26,955
Phillips 66†	242	31,811
Schlumberger NV (Curacao)	18	755
Valero Energy Corp.†	132	17,824
		318,710
Equity Real Estate Investment Trusts (REITs) — 0.6%
Essex Property Trust, Inc.	4	1,182
Extra Space Storage, Inc.	23	4,144
Realty Income Corp.†	106	6,723
Regency Centers Corp.	7	506
Simon Property Group, Inc.	75	12,676
Welltower, Inc.	9	1,152
		26,383
Financial Services — 12.0%
American Express Co.	68	18,442
Ameriprise Financial, Inc.	9	4,228
Bank of New York Mellon Corp. (The)†	68	4,887
Berkshire Hathaway, Inc., Class B†*	212	97,575
BlackRock, Inc.†	15	14,243
Blackstone, Inc.	7	1,072
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Capital One Financial Corp.	6	$ 898
Charles Schwab Corp. (The)	19	1,231
CME Group, Inc.	5	1,103
Corpay, Inc.*	47	14,700
Discover Financial Services	4	561
Fiserv, Inc.†*	399	71,680
Franklin Resources, Inc.†	203	4,091
Global Payments, Inc.	33	3,380
Goldman Sachs Group, Inc. (The)	32	15,844
Intercontinental Exchange, Inc.	280	44,979
Invesco Ltd. (Bermuda)	6	105
KKR & Co., Inc.	81	10,577
Mastercard, Inc., Class A†	108	53,330
Moody's Corp.	2	949
Morgan Stanley	148	15,428
Nasdaq, Inc.	187	13,653
Northern Trust Corp.	3	270
PayPal Holdings, Inc.†*	667	52,046
Raymond James Financial, Inc.	3	367
S&P Global, Inc.	11	5,683
State Street Corp.	4	354
Synchrony Financial	36	1,796
T Rowe Price Group, Inc.†	84	9,150
Visa, Inc., Class A†	420	115,479
		578,101
Food, Beverage & Tobacco — 6.7%
Altria Group, Inc.†	987	50,377
Archer-Daniels-Midland Co.†	227	13,561
Bunge Global SA (Switzerland)	9	870
Coca-Cola Co. (The)†	1,130	81,202
Conagra Brands, Inc.	272	8,845
Kellanova	37	2,986
Keurig Dr Pepper, Inc.†	458	17,166
Kraft Heinz Co. (The)†	370	12,991
McCormick & Co., Inc., non-voting shares	59	4,856
Molson Coors Beverage Co., Class B	124	7,132
Mondelez International, Inc., Class A†	244	17,975
PepsiCo, Inc.	42	7,142
Philip Morris International, Inc.†	791	96,027
		321,130
Health Care Equipment & Services — 7.0%
Align Technology, Inc.*	2	509
Cencora, Inc.†	117	26,334
Centene Corp.*	127	9,561
Cigna Group (The)†	186	64,438
CVS Health Corp.†	434	27,290
DaVita, Inc.*	50	8,196

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Elevance Health, Inc.	43	$ 22,360
GE HealthCare Technologies, Inc.	103	9,666
HCA Healthcare, Inc.†	154	62,590
Hologic, Inc.*	99	8,064
Humana, Inc.	70	22,172
McKesson Corp.†	21	10,383
Medtronic PLC (Ireland)	96	8,643
Molina Healthcare, Inc.*	35	12,060
ResMed, Inc.	66	16,112
Solventum Corp.†*	100	6,972
UnitedHealth Group, Inc.	17	9,940
Universal Health Services, Inc., Class B	40	9,160
		334,450
Household & Personal Products — 2.4%
Colgate-Palmolive Co.†	387	40,174
Estee Lauder Cos., Inc. (The), Class A	4	399
Kimberly-Clark Corp.†	134	19,065
Procter & Gamble Co. (The)†	333	57,676
		117,314
Insurance — 3.1%
Aflac, Inc.	7	783
Allstate Corp. (The)	3	569
American International Group, Inc.	12	879
Aon PLC, Class A (Ireland)†	106	36,675
Arthur J Gallagher & Co.	54	15,194
Brown & Brown, Inc.	182	18,855
Chubb Ltd. (Switzerland)	35	10,094
Hartford Financial Services Group, Inc. (The)	66	7,762
Loews Corp.	119	9,407
MetLife, Inc.	49	4,042
Progressive Corp. (The)	7	1,776
Prudential Financial, Inc.	132	15,985
Travelers Cos., Inc. (The)	37	8,662
W R Berkley Corp.	4	227
Willis Towers Watson PLC (Ireland)	68	20,028
		150,938
Materials — 2.0%
Amcor PLC (Jersey)	834	9,449
Avery Dennison Corp.	47	10,376
Ball Corp.	185	12,563
Celanese Corp.	2	272
DuPont de Nemours, Inc.	241	21,476
Eastman Chemical Co.	27	3,023
Ecolab, Inc.	4	1,021
FMC Corp.	2	132
International Paper Co.†	204	9,965
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	188	$ 18,029
Mosaic Co. (The)	73	1,955
Packaging Corp. of America	8	1,723
Sherwin-Williams Co. (The)	4	1,527
Smurfit WestRock PLC (Ireland)	47	2,323
		93,834
Media & Entertainment — 11.3%
Alphabet, Inc., Class A†	1,242	205,986
Charter Communications, Inc., Class A†*	57	18,473
Comcast Corp., Class A†	361	15,079
Fox Corp., Class A	270	11,429
Interpublic Group of Cos., Inc. (The)	115	3,637
Match Group, Inc.*	118	4,465
Meta Platforms, Inc., Class A†	278	159,138
Netflix, Inc.†*	40	28,371
News Corp., Class A	173	4,607
Omnicom Group, Inc.†	131	13,544
Walt Disney Co. (The)	820	78,876
		543,605
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
AbbVie, Inc.†	19	3,752
Amgen, Inc.†	2	645
Biogen, Inc.*	33	6,397
Bristol-Myers Squibb Co.	620	32,079
Danaher Corp.†	66	18,349
Gilead Sciences, Inc.†	738	61,874
Incyte Corp.*	18	1,190
Johnson & Johnson†	502	81,354
Merck & Co., Inc.†	706	80,173
Viatris, Inc.	223	2,589
		288,402
Semiconductors & Semiconductor Equipment — 10.6%
Applied Materials, Inc.†	207	41,824
Broadcom, Inc.†	155	26,737
KLA Corp.†	20	15,488
Lam Research Corp.†	72	58,758
Micron Technology, Inc.†	100	10,371
Monolithic Power Systems, Inc.	10	9,245
NVIDIA Corp.†	1,789	217,256
NXP Semiconductors NV (Netherlands)	17	4,080
ON Semiconductor Corp.*	6	436
Qorvo, Inc.*	57	5,888
QUALCOMM, Inc.	674	114,614
Skyworks Solutions, Inc.	49	4,840
Teradyne, Inc.	4	536
		510,073

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 8.9%
Accenture PLC, Class A (Ireland)†	28	$ 9,898
ANSYS, Inc.*	8	2,549
Cognizant Technology Solutions Corp., Class A	46	3,550
EPAM Systems, Inc.*	5	995
Gen Digital, Inc.	391	10,725
GoDaddy, Inc., Class A*	32	5,017
Microsoft Corp.†	817	351,555
Palantir Technologies, Inc., Class A*	187	6,956
Roper Technologies, Inc.	1	556
Salesforce, Inc.†	87	23,813
VeriSign, Inc.*	59	11,208
		426,822
Technology Hardware & Equipment — 11.5%
Amphenol Corp., Class A†	106	6,907
Apple, Inc.†	1,298	302,434
Arista Networks, Inc.*	9	3,454
Cisco Systems, Inc.†	933	49,654
Dell Technologies, Inc., Class C	406	48,127
F5, Inc.*	39	8,588
Hewlett Packard Enterprise Co.	749	15,325
HP, Inc.†	575	20,625
Jabil, Inc.	84	10,066
Juniper Networks, Inc.	2	78
Motorola Solutions, Inc.	49	22,032
NetApp, Inc.†	133	16,427
Super Micro Computer, Inc.*	34	14,158
TE Connectivity PLC (Ireland)	180	27,178
Teledyne Technologies, Inc.*	11	4,814
Western Digital Corp.*	76	5,190
		555,057
Telecommunication Services — 4.8%
AT&T, Inc.†	2,134	46,948
T-Mobile US, Inc.†	543	112,053
Verizon Communications, Inc.†	1,614	72,485
		231,486
Transportation — 2.2%
CSX Corp.	1,126	38,881
Delta Air Lines, Inc.	374	18,996
FedEx Corp.†	140	38,315
Union Pacific Corp.	34	8,380
		104,572
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.3%
NRG Energy, Inc.	133	$ 12,116
PG&E Corp.	194	3,836
		15,952
TOTAL COMMON STOCKS (Cost $5,086,158)		6,609,350

TOTAL LONG POSITIONS - 137.5% (Cost $5,086,158)		6,609,350
SHORT POSITIONS — (39.6)%
COMMON STOCKS — (39.6)%
Automobiles & Components — (0.2)%
Ford Motor Co.	(815)	(8,606)
Banks — (0.0)%
Regions Financial Corp.	(2)	(47)
Capital Goods — (2.4)%
Axon Enterprise, Inc.*	(15)	(5,994)
Boeing Co. (The)*	(124)	(18,853)
Carrier Global Corp.	(182)	(14,649)
Deere & Co.	(58)	(24,205)
Eaton Corp. PLC (Ireland)	(32)	(10,606)
Generac Holdings, Inc.*	(13)	(2,066)
Hubbell, Inc.	(11)	(4,712)
Huntington Ingalls Industries, Inc.	(9)	(2,379)
L3Harris Technologies, Inc.	(38)	(9,039)
Northrop Grumman Corp.	(5)	(2,640)
Quanta Services, Inc.	(29)	(8,646)
Rockwell Automation, Inc.	(23)	(6,175)
RTX Corp.	(47)	(5,695)
Xylem, Inc.	(6)	(810)
		(116,469)
Commercial & Professional Services — (1.2)%
Cintas Corp.	(34)	(7,000)
Dayforce, Inc.*	(33)	(2,021)
Equifax, Inc.	(26)	(7,640)
Paychex, Inc.	(36)	(4,831)
Paycom Software, Inc.	(12)	(1,999)
Republic Services, Inc.	(6)	(1,205)
Rollins, Inc.	(123)	(6,221)
Verisk Analytics, Inc.	(31)	(8,307)
Waste Management, Inc.	(85)	(17,646)
		(56,870)
Consumer Discretionary Distribution & Retail — (0.6)%
Genuine Parts Co.	(28)	(3,911)
O'Reilly Automotive, Inc.*	(13)	(14,971)
Pool Corp.	(8)	(3,014)
Tractor Supply Co.	(22)	(6,401)
		(28,297)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (1.6)%
Airbnb, Inc., Class A*	(132)	$ (16,739)
Carnival Corp. (Panama)*	(257)	(4,749)
Chipotle Mexican Grill, Inc.*	(279)	(16,076)
Domino's Pizza, Inc.	(7)	(3,011)
Expedia Group, Inc.*	(14)	(2,072)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(89)	(1,826)
Royal Caribbean Cruises Ltd. (Liberia)	(51)	(9,046)
Starbucks Corp.	(225)	(21,935)
		(75,454)
Consumer Staples Distribution & Retail — (1.0)%
Costco Wholesale Corp.	(30)	(26,596)
Dollar Tree, Inc.*	(43)	(3,024)
Walmart, Inc.	(242)	(19,541)
		(49,161)
Energy — (0.9)%
APA Corp.	(75)	(1,835)
EQT Corp.	(90)	(3,298)
Hess Corp.	(63)	(8,555)
ONEOK, Inc.	(121)	(11,027)
Targa Resources Corp.	(49)	(7,252)
Williams Cos., Inc. (The)	(263)	(12,006)
		(43,973)
Equity Real Estate Investment Trusts (REITs) — (3.2)%
Alexandria Real Estate Equities, Inc.	(35)	(4,156)
American Tower Corp.	(94)	(21,861)
AvalonBay Communities, Inc.	(29)	(6,532)
BXP, Inc.	(32)	(2,575)
Camden Property Trust	(22)	(2,718)
Crown Castle, Inc.	(88)	(10,439)
Digital Realty Trust, Inc.	(66)	(10,681)
Equinix, Inc.	(22)	(19,528)
Equity Residential	(76)	(5,659)
Federal Realty Investment Trust	(1)	(115)
Healthpeak Properties, Inc.	(144)	(3,293)
Host Hotels & Resorts, Inc.	(161)	(2,834)
Invitation Homes, Inc.	(124)	(4,372)
Iron Mountain, Inc.	(63)	(7,486)
Kimco Realty Corp.	(10)	(232)
Mid-America Apartment Communities, Inc.	(25)	(3,973)
Prologis, Inc.	(185)	(23,362)
Public Storage	(13)	(4,730)
SBA Communications Corp.	(22)	(5,295)
UDR, Inc.	(52)	(2,358)
VICI Properties, Inc.	(212)	(7,062)
Weyerhaeuser Co.	(150)	(5,079)
		(154,340)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial Services — (0.7)%
Cboe Global Markets, Inc.	(21)	$ (4,302)
FactSet Research Systems, Inc.	(8)	(3,679)
Fidelity National Information Services, Inc.	(111)	(9,296)
Jack Henry & Associates, Inc.	(15)	(2,648)
MarketAxess Holdings, Inc.	(8)	(2,050)
MSCI, Inc.	(18)	(10,493)
		(32,468)
Food, Beverage & Tobacco — (1.2)%
Brown-Forman Corp., Class B	(95)	(4,674)
Campbell Soup Co.	(60)	(2,935)
Constellation Brands, Inc., Class A	(38)	(9,792)
General Mills, Inc.	(112)	(8,271)
Hershey Co. (The)	(42)	(8,055)
Hormel Foods Corp.	(110)	(3,487)
J M Smucker Co. (The)	(22)	(2,664)
Lamb Weston Holdings, Inc.	(30)	(1,942)
Monster Beverage Corp.*	(198)	(10,330)
Tyson Foods, Inc., Class A	(71)	(4,229)
		(56,379)
Health Care Equipment & Services — (3.7)%
Abbott Laboratories	(211)	(24,056)
Baxter International, Inc.	(102)	(3,873)
Becton Dickinson & Co.	(32)	(7,715)
Boston Scientific Corp.*	(304)	(25,475)
Cardinal Health, Inc.	(29)	(3,205)
Cooper Cos., Inc. (The)*	(40)	(4,414)
Dexcom, Inc.*	(85)	(5,698)
Edwards Lifesciences Corp.*	(125)	(8,249)
Henry Schein, Inc.*	(26)	(1,895)
IDEXX Laboratories, Inc.*	(18)	(9,094)
Insulet Corp.*	(14)	(3,259)
Intuitive Surgical, Inc.*	(71)	(34,880)
Labcorp Holdings, Inc.	(17)	(3,799)
Quest Diagnostics, Inc.	(19)	(2,950)
STERIS PLC (Ireland)	(22)	(5,336)
Stryker Corp.	(79)	(28,540)
Teleflex, Inc.	(10)	(2,473)
Zimmer Biomet Holdings, Inc.	(42)	(4,534)
		(179,445)
Household & Personal Products — (0.4)%
Church & Dwight Co., Inc.	(51)	(5,341)
Clorox Co. (The)	(25)	(4,073)
Kenvue, Inc.	(382)	(8,835)
		(18,249)
Insurance — (0.7)%
Arch Capital Group Ltd. (Bermuda)*	(35)	(3,916)
Assurant, Inc.	(9)	(1,790)
Cincinnati Financial Corp.	(33)	(4,492)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
September 30, 2024
	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Erie Indemnity Co., Class A	(10)	$ (5,398)
Everest Group Ltd. (Bermuda)	(9)	(3,526)
Globe Life, Inc.	(20)	(2,118)
Marsh & McLennan Cos., Inc.	(55)	(12,270)
Principal Financial Group, Inc.	(20)	(1,718)
		(35,228)
Materials — (2.0)%
Air Products and Chemicals, Inc.	(46)	(13,696)
Albemarle Corp.	(24)	(2,273)
CF Industries Holdings, Inc.	(37)	(3,175)
Corteva, Inc.	(139)	(8,172)
Dow, Inc.	(142)	(7,757)
Freeport-McMoRan, Inc.	(293)	(14,626)
International Flavors & Fragrances, Inc.	(51)	(5,351)
Linde PLC (Ireland)	(1)	(477)
Martin Marietta Materials, Inc.	(13)	(6,997)
Newmont Corp.	(238)	(12,721)
Nucor Corp.	(50)	(7,517)
PPG Industries, Inc.	(11)	(1,457)
Steel Dynamics, Inc.	(32)	(4,035)
Vulcan Materials Co.	(27)	(6,762)
		(95,016)
Media & Entertainment — (0.3)%
Live Nation Entertainment, Inc.*	(49)	(5,365)
Paramount Global, Class B	(133)	(1,412)
Take-Two Interactive Software, Inc.*	(21)	(3,228)
Warner Bros Discovery, Inc.*	(491)	(4,051)
		(14,056)
Pharmaceuticals, Biotechnology & Life Sciences — (4.7)%
Agilent Technologies, Inc.	(61)	(9,057)
Bio-Techne Corp.	(36)	(2,877)
Catalent, Inc.*	(39)	(2,362)
Charles River Laboratories International, Inc.*	(11)	(2,167)
Eli Lilly & Co.	(40)	(35,438)
IQVIA Holdings, Inc.*	(37)	(8,768)
Mettler-Toledo International, Inc.*	(5)	(7,499)
Moderna, Inc.*	(78)	(5,213)
Pfizer, Inc.	(1,150)	(33,281)
Regeneron Pharmaceuticals, Inc.*	(24)	(25,230)
Revvity, Inc.	(25)	(3,194)
Thermo Fisher Scientific, Inc.	(64)	(39,588)
Vertex Pharmaceuticals, Inc.*	(50)	(23,254)
Waters Corp.*	(13)	(4,679)
West Pharmaceutical Services, Inc.	(15)	(4,502)
Zoetis, Inc.	(96)	(18,756)
		(225,865)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate Management & Development — (0.3)%
CBRE Group, Inc., Class A*	(62)	$ (7,718)
CoStar Group, Inc.*	(88)	(6,638)
		(14,356)
Semiconductors & Semiconductor Equipment — (2.1)%
Advanced Micro Devices, Inc.*	(10)	(1,641)
Analog Devices, Inc.	(103)	(23,707)
Enphase Energy, Inc.*	(28)	(3,165)
First Solar, Inc.*	(22)	(5,488)
Intel Corp.	(865)	(20,293)
Microchip Technology, Inc.	(107)	(8,591)
Texas Instruments, Inc.	(192)	(39,661)
		(102,546)
Software & Services — (5.2)%
Adobe, Inc.*	(71)	(36,762)
Akamai Technologies, Inc.*	(31)	(3,129)
Autodesk, Inc.*	(43)	(11,846)
Cadence Design Systems, Inc.*	(54)	(14,636)
Crowdstrike Holdings, Inc., Class A*	(49)	(13,743)
Fair Isaac Corp.*	(5)	(9,718)
Fortinet, Inc.*	(170)	(13,183)
International Business Machines Corp.	(57)	(12,601)
Intuit, Inc.	(39)	(24,219)
Oracle Corp.	(154)	(26,242)
Palo Alto Networks, Inc.*	(70)	(23,926)
PTC, Inc.*	(26)	(4,697)
ServiceNow, Inc.*	(40)	(35,776)
Synopsys, Inc.*	(30)	(15,192)
Tyler Technologies, Inc.*	(10)	(5,837)
		(251,507)
Technology Hardware & Equipment — (0.7)%
CDW Corp.	(27)	(6,110)
Corning, Inc.	(167)	(7,540)
Keysight Technologies, Inc.*	(35)	(5,563)
Seagate Technology Holdings PLC (Ireland)	(42)	(4,600)
Trimble, Inc.*	(52)	(3,229)
Zebra Technologies Corp., Class A*	(11)	(4,073)
		(31,115)
Transportation — (1.3)%
CH Robinson Worldwide, Inc.	(24)	(2,649)
Expeditors International of Washington, Inc.	(1)	(131)
JB Hunt Transport Services, Inc.	(23)	(3,964)
Norfolk Southern Corp.	(46)	(11,431)
Old Dominion Freight Line, Inc.	(45)	(8,939)
Southwest Airlines Co.	(129)	(3,822)
Uber Technologies, Inc.*	(285)	(21,421)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
September 30, 2024
	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
United Airlines Holdings, Inc.*	(68)	$ (3,880)
United Parcel Service, Inc., Class B	(51)	(6,953)
		(63,190)
Utilities — (5.2)%
AES Corp. (The)	(144)	(2,889)
Alliant Energy Corp.	(61)	(3,702)
Ameren Corp.	(62)	(5,423)
American Electric Power Co., Inc.	(124)	(12,722)
American Water Works Co., Inc.	(41)	(5,996)
Atmos Energy Corp.	(32)	(4,439)
CenterPoint Energy, Inc.	(137)	(4,031)
CMS Energy Corp.	(70)	(4,944)
Consolidated Edison, Inc.	(71)	(7,393)
Constellation Energy Corp.	(63)	(16,381)
Dominion Energy, Inc.	(179)	(10,344)
DTE Energy Co.	(42)	(5,393)
Duke Energy Corp.	(157)	(18,102)
Edison International	(90)	(7,838)
Entergy Corp.	(50)	(6,581)
Evergy, Inc.	(51)	(3,163)
Eversource Energy	(82)	(5,580)
Exelon Corp.	(204)	(8,272)
FirstEnergy Corp.	(136)	(6,032)
NextEra Energy, Inc.	(425)	(35,925)
NiSource, Inc.	(94)	(3,257)
Pinnacle West Capital Corp.	(26)	(2,303)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	(158)	$ (5,227)
Public Service Enterprise Group, Inc.	(107)	(9,545)
Sempra	(135)	(11,290)
Southern Co. (The)	(227)	(20,471)
Vistra Corp.	(70)	(8,298)
WEC Energy Group, Inc.	(79)	(7,598)
Xcel Energy, Inc.	(133)	(8,685)
		(251,824)
TOTAL COMMON STOCKS (Proceeds $1,680,029)		(1,904,461)

TOTAL SHORT POSITIONS - (39.6)% (Proceeds $1,680,029)		(1,904,461)
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		102,607
NET ASSETS - 100.0%		$4,807,496

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities
September 30, 2024
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2]	$748,040,113	$140,503,430	$88,117,071
Affiliated investments, at value[3]	—	119,767,786	—
Swaps, at value(a)	61,485,738	42,771,615	7,554,190
Cash and cash equivalents	3,000,721	1,354,352	3,164,770
Due from broker	6,932,246	8,741,415	438,259
Receivables:
Investments sold	7,745,648	3,171,896	973,650
Capital shares sold	718,098	57,426	702,273
Dividends	489,889	101,074	51,685
Prepaid expenses and other assets	21,837	7,884	20,728
Total Assets	828,434,290	316,476,878	101,022,626
Liabilities
Obligation to return cash collateral on swap contracts (Note 1)	30,495,700	41,150,000	5,000,000
Payables:
Investments purchased	8,350,650	482,870	2,066,235
Capital shares redeemed	769,165	223,506	10,701
Investment adviser	765,087	207,291	70,687
Administration and accounting fees	81,080	52,237	42,085
Accrued expenses	159,397	71,972	46,730
Total Liabilities	40,621,079	42,187,876	7,236,438
Contingencies and Commitments (Note 2)	N/A	N/A	N/A
Net Assets	$787,813,211	$274,289,002	$93,786,188
Net Assets Consisted of:
Capital stock, $0.01 par value	$327,376	$181,365	$65,119
Paid-in capital	538,543,851	147,603,186	135,012,640
Total distributable earnings/(loss)	248,941,984	126,504,451	(41,291,571)
Net Assets	$787,813,211	$274,289,002	$93,786,188
Institutional Class Shares:
Net assets	$787,813,211	$274,289,002	$93,786,188
Shares outstanding	32,737,567	18,136,507	6,511,891
Net asset value, offering and redemption price per share	$24.06	$15.12	$14.40
[1]Non-affiliated investments, at cost	$641,761,386	$121,077,379	$80,847,189
[2]Includes market value of securities designated as collateral for swaps	$206,436,433	$85,461,161	$53,937,324
[3]Affiliated investments, at cost	$—	$89,392,130	$—

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Continued)
September 30, 2024
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund
Assets
Non-affiliated investments, at value[1,2]	$444,533,402	$33,595,048	$20,839,538
Affiliated investments, at value[3]	401,215,872	—	—
Swaps, at value(a)	160,673,593	—	—
Cash and cash equivalents	1,289,532	306,737	170,737
Due from broker	42,367,881	—	—
Receivables:
Investments sold	4,693,916	388,888	152,045
Capital shares sold	666,751	—	21,495
Dividends	398,980	48,187	16,084
Prepaid expenses and other assets	33,949	—	—
Total Assets	1,055,873,876	34,338,860	21,199,899
Liabilities
Obligation to return cash collateral on swap contracts (Note 1)	158,350,000	—	—
Due to broker	2,124	—	—
Payables:
Capital shares redeemed	2,275,061	—	1,502
Investments purchased	1,372,317	393,061	166,002
Investment adviser	469,357	961	5,838
Administration and accounting fees	64,007	6,875	—
Distribution fees (Investor Class Shares)	3,413	—	—
Distributions to shareholders	—	—	32
Accrued expenses	165,684	38,140	2,500
Total Liabilities	162,701,963	439,037	175,874
Contingencies and Commitments (Note 2)	—	N/A	N/A
Net Assets	$893,171,913	$33,899,823	$21,024,025
Net Assets Consisted of:
Capital stock, $0.01 par value	$318,607	$21,413	$10,841
Paid-in capital	585,035,804	26,578,355	13,921,693
Total distributable earnings	307,817,502	7,300,055	7,091,491
Net Assets	$893,171,913	$33,899,823	$21,024,025
Institutional Class Shares:
Net assets	$876,163,265	$33,899,823	$21,024,025
Shares outstanding	31,250,484	2,141,309	1,084,101
Net asset value, offering and redemption price per share	$28.04	$15.83	$19.39
Investor Class Shares:
Net assets	$17,008,648	N/A	N/A
Shares outstanding	610,216	N/A	N/A
Net asset value, offering and redemption price per share	$27.87	N/A	N/A
[1]Non-affiliated investments, at cost	$373,375,282	$28,052,193	$14,901,949
[2]Includes market value of securities designated as collateral for swaps	$351,383,482	$—	$—
[3]Affiliated investments, at cost	$322,519,946	$—	$—

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Concluded)
September 30, 2024
	Gotham Hedged Core Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund	Gotham Enhanced 500 Plus Fund
Assets
Non-affiliated investments, at value[1,2,3]	$8,549,882	$17,353,932	$—	$6,609,350
Affiliated investments, at value[4]	—	—	15,205,890	—
Swaps, at value(a)	—	3,378,680	—	—
Cash and cash equivalents	104,626	920,393	39,489	44,682
Due from broker	—	880,910	—	—
Deposits with brokers for securities sold short	12,294	—	—	83,592
Receivables:
Investments sold	57,908	76,829	—	57,944
Dividends	9,326	19,610	—	6,310
Investment adviser	—	—	9,774	9,110
Prepaid expenses and other assets	—	6,345	—	1,288
Total Assets	8,734,036	22,636,699	15,255,153	6,812,276
Liabilities
Securities sold short, at value[5]	2,459,119	—	—	1,904,461
Obligation to return cash collateral on swap contracts (Note 1)	—	4,200,000	—	—
Payables:
Investments purchased	62,425	120,338	—	59,737
Investment adviser	3,496	710	—	—
Dividends and fees on securities sold short	1,653	—	—	1,327
Capital shares redeemed	—	—	7	—
Administration and accounting fees	—	11,692	7,833	11,362
Accrued expenses	747	28,623	29,707	27,893
Total Liabilities	2,527,440	4,361,363	37,547	2,004,780
Contingencies and Commitments (Note 2)	—	N/A	—	—
Net Assets	$6,206,596	$18,275,336	$15,217,606	$4,807,496
Net Assets Consisted of:
Capital stock, $0.01 par value	$4,625	$9,790	$10,599	$3,108
Paid-in capital	4,231,819	12,293,022	10,690,574	3,272,768
Total distributable earnings	1,970,152	5,972,524	4,516,433	1,531,620
Net Assets	$6,206,596	$18,275,336	$15,217,606	$4,807,496
Institutional Class Shares:
Net assets	$6,206,596	$18,275,336	$15,217,606	$4,807,496
Shares outstanding	462,463	978,986	1,059,910	310,755
Net asset value, offering and redemption price per share	$13.42	$18.67	$14.36	$15.47
[1]Non-affiliated investments, at cost	$6,951,129	$14,368,933	$—	$5,086,158
[2]Includes market value of securities designated as collateral for swaps	$—	$7,430,712	$—	$—
[3]Includes market value of securities designated as collateral for shorts	$4,112,855	$—	$—	$3,012,822
[4]Affiliated investments, at cost	$—	$—	$11,964,862	$—
[5]Proceeds received, securities sold short	$2,471,429	$—	$—	$1,680,029

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations
For the Year Ended September 30, 2024
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment income
Dividends from non-affiliated investments	$9,034,330	$1,714,768	$1,064,662
Dividends from affiliated investments	—	1,216,848	—
Less: taxes withheld	(33,823)	(7,487)	(10,073)
Total investment income	9,000,507	2,924,129	1,054,589
Expenses
Advisory fees(Note 2)	9,619,458	2,861,457	1,141,065
Interest expense	1,898,071	1,775,712	287,805
Transfer agent fees(Note 2)	570,067	134,256	65,788
Administration and accounting fees(Note 2)	253,806	149,232	118,122
Trustees’ and officers’ fees(Note 2)	145,892	50,883	18,902
Legal fees	111,942	41,075	19,229
Audit fees	104,973	51,647	32,184
Custodian fees(Note 2)	81,513	29,479	10,150
Registration and filing fees	62,452	31,666	11,499
Shareholder reporting fees	46,439	27,570	25,914
Other expenses	51,676	25,019	20,699
Total expenses before waivers and/or reimbursements	12,946,289	5,177,996	1,751,357
Waivers and/or reimbursements(Note 2)	(1,428,760)	(540,828)	(322,487)
Net expenses after waivers and/or reimbursements	11,517,529	4,637,168	1,428,870
Net investment loss	(2,517,022)	(1,713,039)	(374,281)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	109,932,642	21,271,940	16,114,567
Net realized gain from affiliated investments	—	1,319,612	—
Net realized gain from swaps	17,344,868(a)	18,970,542(a)	1,596,640(a)
Net realized gain from foreign currency transactions	1,687	522	216
Net change in unrealized appreciation on non-affiliated investments	59,663,409	10,905,315	2,971,734
Net change in unrealized appreciation on affiliated investments	—	23,879,129	—
Net change in unrealized appreciation/(depreciation) on swaps	(10,447,402)(a)	7,360,997(a)	(4,198,890)(a)
Net change in unrealized depreciation on foreign currency translations	(1,228)	(443)	(129)
Net realized and unrealized gain on investments	176,493,976	83,707,614	16,484,138
Net increase in net assets resulting from operations	$173,976,954	$81,994,575	$16,109,857

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Continued)
For the Year Ended September 30, 2024
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund
Investment income
Dividends from non-affiliated investments	$6,227,256	$935,050	$318,005
Dividends from affiliated investments	2,905,961	—	—
Interest	—	8,276	3,341
Less: taxes withheld	(3,747)	—	(14)
Total investment income	9,129,470	943,326	321,332
Expenses
Interest expense	6,920,050	27,783	—
Advisory fees(Note 2)	5,172,617	290,979	98,554
Transfer agent fees(Note 2)	569,967	30,424	—
Administration and accounting fees(Note 2)	210,367	22,566	—
Trustees’ and officers’ fees(Note 2)	144,015	11,602	—
Registration and filing fees	127,423	27,901	—
Legal fees	109,680	14,172	—
Audit fees	106,564	26,150	—
Custodian fees(Note 2)	105,516	2,129	—
Shareholder reporting fees	42,373	23,084	—
Distribution fees (Investor Class Shares)(Note 2)	39,003	—	—
Support services fees	—	—	29,568
Other expenses	42,292	8,362	—
Total expenses before waivers and/or reimbursements	13,589,867	485,152	128,122
Waivers and/or reimbursements(Note 2)	(455,791)	(166,391)	(29,568)
Net expenses after waivers and/or reimbursements	13,134,076	318,761	98,554
Net investment income/(loss)	(4,004,606)	624,565	222,778
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	31,693,331	3,886,381	2,031,381
Net realized gain from affiliated investments	1,846,880	—	—
Net realized loss from swaps	(9,449,552)(a)	—	—
Net change in unrealized appreciation on non-affiliated investments	58,508,836	3,208,557	3,601,009
Net change in unrealized appreciation on affiliated investments	84,881,802	—	—
Net change in unrealized appreciation on swaps	45,038,345(a)	—	—
Net realized and unrealized gain on investments	212,519,642	7,094,938	5,632,390
Net increase in net assets resulting from operations	$208,515,036	$7,719,503	$5,855,168

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Concluded)
For the Year Ended September 30, 2024
	Gotham Hedged Core Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund	Gotham Enhanced 500 Plus Fund
Investment income
Dividends from non-affiliated investments	$158,020	$315,099	$—	$106,568
Dividends from affiliated investments	—	—	239,956	—
Interest	—	—	783	—
Less: taxes withheld	—	—	—	(4)
Total investment income	158,020	315,099	240,739	106,564
Expenses
Dividends and fees on securities sold short(Note 1)	52,585	—	—	36,736
Advisory fees(Note 2)	43,488	230,666	—	42,199
Support services fees	9,346	—	—	—
Administration and accounting fees(Note 2)	—	33,027	40,596	36,916
Custodian fees(Note 2)	—	3,182	10,005	388
Registration and filing fees	—	25,251	20,837	881
Legal fees	—	9,698	11,364	7,642
Audit fees	—	22,499	22,840	20,975
Transfer agent fees(Note 2)	—	5,443	9,065	5,001
Trustees’ and officers’ fees(Note 2)	—	6,293	6,843	3,097
Shareholder reporting fees	—	24,010	21,965	22,605
Interest expense	—	228,818	—	—
Other expenses	—	16,100	4,672	8,935
Total expenses before waivers and/or reimbursements	105,419	604,987	148,187	185,375
Waivers and/or reimbursements(Note 2)	(27)	(145,503)	(148,187)	(100,110)
Net expenses after waivers and/or reimbursements	105,392	459,484	—	85,265
Net investment income/(loss)	52,628	(144,385)	240,739	21,299
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	1,219,846	2,477,149	—	675,404
Net realized gain from affiliated investments	—	—	1,291,670	—
Net realized loss from securities sold short	(266,340)	—	—	(139,025)
Net realized gain from swaps	—	1,515,491(a)	—	—
Distributions of realized gains from affiliated investments	—	—	363,483	—
Net change in unrealized appreciation on non-affiliated investments	998,669	1,657,174	—	886,118
Net change in unrealized appreciation on affiliated investments	—	—	2,786,418	—
Net change in unrealized depreciation on securities sold short	(345,761)	—	—	(257,691)
Net change in unrealized depreciation on swaps	—	(1,117,804)(a)	—	—
Net realized and unrealized gain on investments	1,606,414	4,532,010	4,441,571	1,164,806
Net increase in net assets resulting from operations	$1,659,042	$4,387,625	$4,682,310	$1,186,105

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets
	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment loss	$(2,517,022)	$(1,946,384)	$(1,713,039)	$(1,957,422)
Net realized gains from investments, swaps and foreign currency transactions	127,279,197	44,375,380	41,562,616	28,616,102
Net change in unrealized appreciation on investments, swaps and foreign currency translations	49,214,779	55,932,160	42,144,998	18,226,603
Net increase in net assets resulting from operations	173,976,954	98,361,156	81,994,575	44,885,283
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(31,350,533)	—	(17,945,586)	(16,644,612)
Net decrease in net assets from dividends and distributions to shareholders	(31,350,533)	—	(17,945,586)	(16,644,612)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	18,373,330	(14,051,708)	25,839,911	(50,584,970)
Total increase/(decrease) in net assets	160,999,751	84,309,448	89,888,900	(22,344,299)
Net assets
Beginning of year	626,813,460	542,504,012	184,400,102	206,744,401
End of year	$787,813,211	$626,813,460	$274,289,002	$184,400,102
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Neutral Fund		Gotham Index Plus Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment loss	$(374,281)	$(409,748)	$(4,004,606)	$(1,583,104)
Net realized gains from investments, swaps and foreign currency transactions	17,711,423	4,687,454	24,090,659	23,677,652
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	(1,227,285)	3,768,703	188,428,983	80,291,278
Net increase in net assets resulting from operations	16,109,857	8,046,409	208,515,036	102,385,826
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	—	—	(22,393,506)	(7,642,982)
Investor Class Shares	N/A	N/A	(499,914)	(201,731)
Net decrease in net assets from dividends and distributions to shareholders	—	—	(22,893,420)	(7,844,713)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	12,840,844	(10,345,208)	245,356,925	(37,538,108)
Total increase/(decrease) in net assets	28,950,701	(2,298,799)	430,978,541	57,003,005
Net assets
Beginning of year	64,835,487	67,134,286	462,193,372	405,190,367
End of year	$93,786,188	$64,835,487	$893,171,913	$462,193,372
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Large Value Fund		Gotham Enhanced S&P 500 Index Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Net increase in net assets from operations:
Net investment income	$624,565	$682,202	$222,778	$229,090
Net realized gains from investments	3,886,381	3,885,626	2,031,381	159,086
Net change in unrealized appreciation on investments	3,208,557	1,653,630	3,601,009	2,622,884
Net increase in net assets resulting from operations	7,719,503	6,221,458	5,855,168	3,011,060
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(3,070,538)	(3,164,154)	(618,825)	(1,174,057)
Net decrease in net assets from dividends and distributions to shareholders	(3,070,538)	(3,164,154)	(618,825)	(1,174,057)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(3,573,353)	(10,678,403)	(2,338,822)	3,031,172
Total increase/(decrease) in net assets	1,075,612	(7,621,099)	2,897,521	4,868,175
Net assets
Beginning of year	32,824,211	40,445,310	18,126,504	13,258,329
End of year	$33,899,823	$32,824,211	$21,024,025	$18,126,504
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Hedged Core Fund		Gotham Defensive Long 500 Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$52,628	$57,058	$(144,385)	$(111,621)
Net realized gains from investments, securities sold short and swaps	953,506	300,362	3,992,640	2,390,768
Net change in unrealized appreciation on investments, securities sold short and swaps	652,908	594,309	539,370	737,984
Net increase in net assets resulting from operations	1,659,042	951,729	4,387,625	3,017,131
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(86,606)	(524,367)	—	(51,435)
Net decrease in net assets from dividends and distributions to shareholders	(86,606)	(524,367)	—	(51,435)
Decrease in net assets derived from capital share transactions (Note 4)	(2,039,650)	(199,529)	(2,511,653)	(3,218,447)
Total increase/(decrease) in net assets	(467,214)	227,833	1,875,972	(252,751)
Net assets
Beginning of year	6,673,810	6,445,977	16,399,364	16,652,115
End of year	$6,206,596	$6,673,810	$18,275,336	$16,399,364
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Concluded)
	Gotham Total Return Fund		Gotham Enhanced 500 Plus Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Net increase in net assets from operations:
Net investment income	$240,739	$156,274	$21,299	$25,959
Net realized gains from investments, securities sold short and capital gain distributions from affiliated investments	1,655,153	835,067	536,379	97,743
Net change in unrealized appreciation on investments and securities sold short	2,786,418	1,983,329	628,427	577,351
Net increase in net assets resulting from operations	4,682,310	2,974,670	1,186,105	701,053
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(1,448,501)	(1,753,492)	(193,783)	(436,510)
Investor Class Shares*	—	(254,381)	N/A	N/A
Net decrease in net assets from dividends and distributions to shareholders	(1,448,501)	(2,007,873)	(193,783)	(436,510)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(7,701,215)	(1,147,943)	204,150	240,305
Total increase/(decrease) in net assets	(4,467,406)	(181,146)	1,196,472	504,848
Net assets
Beginning of year	19,685,012	19,866,158	3,611,024	3,106,176
End of year	$15,217,606	$19,685,012	$4,807,496	$3,611,024

*	Investor Class Shares were converted to Institutional Class Shares on January 30, 2023 (See Note 4).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Cash Flow
September 30, 2024
	Gotham Hedged Core Fund	Gotham Enhanced 500 Plus Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,659,042	$1,186,105

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(15,842,756)	(9,823,562)
Proceeds from disposition of long-term portfolio investments	18,698,009	9,803,558
Purchases to cover securities sold short	(7,475,268)	(3,198,990)
Proceeds from securities sold short	6,689,637	3,229,749
Net realized gain on investments and investments sold short	(953,506)	(536,379)
Net change in unrealized appreciation/(depreciation) on investments and investments sold short	(652,908)	(628,427)
Decrease in receivable for investments sold	92,835	29,509
Increase/(decrease) in dividends receivable	1,534	(616)
Decrease in receivable from investment adviser	—	8,692
Increase in prepaid expenses and other assets	—	(866)
Decrease in payable for investments purchased	(87,959)	(27,612)
Decrease in administration and accounting fees payable	—	(965)
Decrease in payable for dividends and fees on securities sold short	(633)	(516)
Decrease in payable to investment adviser	(439)	—
Decrease in accrued expense payable	(91)	(5,410)
Net cash provided by operating activities	2,127,497	34,270
Cash flows from financing activities:
Proceeds from shares sold	70,256	13,137
Payment of shares redeemed	(2,196,512)	(2,770)
Net cash provided by (used in) financing activities	(2,126,256)	10,367
Net increase in cash and restricted cash	1,241	44,637
Cash and restricted cash:
Beginning of year	$115,679	$83,637
End of year	$116,920	$128,274
Reconciliation of restricted and unrestricted cash at the beginning of the year to the statements of assets and liabilities:
Unrestricted Cash	$16,132	$46,314
Restricted Cash	$99,547	$37,323
Reconciliation of restricted and unrestricted cash at the end of the year to the statements of assets and liabilities:
Unrestricted Cash	$104,626	$44,682
Restricted Cash	$12,294	$83,592

Supplemental disclosure of cash flow information:
Cash received during the year for financing charges	$15,095	$7,402
Reinvestment of dividends	$86,606	$193,783
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Absolute Return Fund Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$19.39	$16.37	$16.73	$14.39	$15.01
Net investment loss(1)	(0.08)	(0.06)	(0.04)	(0.06)	(0.06)
Net realized and unrealized gain/(loss) on investments	5.89	3.08	(0.32)	2.40	(0.56)
Total from investment operations	5.81	3.02	(0.36)	2.34	(0.62)
Dividends and distributions to shareholders from:
Net realized capital gains	(1.14)	—	—	—	—
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$24.06	$19.39	$16.37	$16.73	$14.39
Total investment return(3)	31.53%	18.45%	(2.15)%	16.26%	(4.13)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$787,813	$626,813	$542,504	$499,529	$505,989
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.80%(5)	1.79%(5)(6)	1.50%	1.50%	2.55%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)(8)	2.02%(5)	2.02%(5)(9)	1.74%	1.77%	2.65%(7)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.39)%	(0.33)%	(0.21)%	(0.39)%	(0.39)%
Portfolio turnover rate	270%	250%	284%	210%	259%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Revised for the year ended September 30, 2023. See Note 1 in the Notes to Financial Statements.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.50% and 1.50% for the years ended September 30, 2024 and 2023, respectively.
(6)	Previously 1.50%. See Note 1.
(7)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 2.05% for the year ended September 30, 2020.
(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(9)	Previously 1.73%. See Note 1.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced Return Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$11.53	$9.90	$12.92	$10.21	$14.51
Net investment loss(1)	(0.10)	(0.10)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain/(loss) on investments	4.82	2.54	(0.58)	2.77	(0.48)
Total from investment operations	4.72	2.44	(0.62)	2.73	(0.52)
Dividends and distributions to shareholders from:
Net investment income	—	—	—	(0.02)	—
Net realized capital gains	(1.13)	(0.81)	(2.40)	—	(3.78)
Total dividends and distributions to shareholders	(1.13)	(0.81)	(2.40)	(0.02)	(3.78)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$15.12	$11.53	$9.90	$12.92	$10.21
Total investment return(3)	44.53%	25.53%	(8.04)%	26.73%	(6.81)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$274,289	$184,400	$206,744	$227,319	$236,725
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	2.07%(5)	2.09%(5)(6)	1.50%	1.50%	2.12%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)(8)	2.32%(5)	2.36%(5)(9)	1.76%	1.79%	2.22%(7)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.77)%	(0.95)%	(0.38)%	(0.36)%	(0.37)%
Portfolio turnover rate	181%	222%	288%(10)	203%	213%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Revised for the year ended September 30, 2023. See Note 1 in the Notes to Financial Statements.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.28% and 1.27% for the years ended September 30, 2024 and 2023, respectively.
(6)	Previously 1.27%. See Note 1.
(7)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 2.06% for the year ended September 30, 2020.
(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(9)	Previously 1.55%. See Note 1.
(10)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Neutral Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$11.69	$10.34	$9.32	$9.19	$10.35
Net investment loss(1)	(0.06)	(0.07)	(0.02)	(0.05)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.77	1.42	1.04	0.18	(1.07)
Total from investment operations	2.71	1.35	1.02	0.13	(1.16)
Redemption fees	0.00(2)	—	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$14.40	$11.69	$10.34	$9.32	$9.19
Total investment return(3)	23.18%	13.06%	10.94%	1.42%	(11.21)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$93,786	$64,835	$67,134	$40,168	$55,675
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.88%(5)	2.00%(5)(6)	1.50%	1.50%	2.79%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)(8)	2.30%(5)	2.46%(5)(9)	1.94%	2.07%	2.90%(7)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.49)%	(0.61)%	(0.23)%	(0.53)%	(0.95)%
Portfolio turnover rate	427%	366%	408%	282%	356%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Revised for the year ended September 30, 2023. See Note 1 in the Notes to Financial Statements.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.50% and 1.50% for the years ended September 30, 2024 and 2023, respectively.
(6)	Previously 1.50%. See Note 1.
(7)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 2.09% for the year ended September 30, 2020.
(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(9)	Previously 1.96%. See Note 1.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$21.39	$17.33	$20.30	$16.19	$15.18
Net investment income/(loss)(1)	(0.15)	(0.07)	0.02	0.10	0.14
Net realized and unrealized gain/(loss) on investments	7.71	4.47	(1.84)	4.19	1.09
Total from investment operations	7.56	4.40	(1.82)	4.29	1.23
Dividends and distributions to shareholders from:
Net investment income	(0.14)	—	(0.10)	(0.18)	(0.22)
Net realized capital gains	(0.77)	(0.34)	(1.05)	—	—
Total dividends and distributions to shareholders	(0.91)	(0.34)	(1.15)	(0.18)	(0.22)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$28.04	$21.39	$17.33	$20.30	$16.19
Total investment return(3)	36.54%	25.62%	(9.97)%	26.76%	8.14%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$876,163	$450,304	$394,850	$444,756	$394,773
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.96%(5)	1.84%(5)(6)	0.96%	1.13%	1.17%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)(8)	2.03%(5)	1.94%(5)(9)	1.04%	1.22%	1.25%(7)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.59)%	(0.34)%	0.11%	0.55%	0.89%
Portfolio turnover rate	126%	125%	169%(10)	158%(10)	224%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Revised for the year ended September 30, 2023. See Note 1 in the Notes to Financial Statements.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.92% and 0.92% for the years ended September 30, 2024 and 2023, respectively.
(6)	Previously 0.92%. See Note 1.
(7)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund’s Institutional Class Shares would be 1.15% for the year ended September 30, 2020.
(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(9)	Previously 1.01%. See Note 1.
(10)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$21.27	$17.28	$20.23	$16.15	$15.13
Net investment income/(loss)(1)	(0.21)	(0.12)	(0.03)	0.06	0.10
Net realized and unrealized gain/(loss) on investments	7.66	4.45	(1.82)	4.16	1.10
Total from investment operations	7.45	4.33	(1.85)	4.22	1.20
Dividends and distributions to shareholders from:
Net investment income	(0.08)	—	(0.05)	(0.14)	(0.18)
Net realized capital gains	(0.77)	(0.34)	(1.05)	—	—
Total dividends and distributions to shareholders	(0.85)	(0.34)	(1.10)	(0.14)	(0.18)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$27.87	$21.27	$17.28	$20.23	$16.15
Total investment return(3)	36.14%	25.29%	(10.13)%	26.33%	7.94%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$17,009	$11,889	$10,340	$12,671	$10,278
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	2.20%(5)	2.09%(5)(6)	1.21%	1.38%	1.42%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)(8)	2.27%(5)	2.19%(5)(9)	1.30%	1.47%	1.50%(7)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.84)%	(0.59)%	(0.14)%	0.30%	0.64%
Portfolio turnover rate	126%	125%	169%(10)	158%(10)	224%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Revised for the year ended September 30, 2023. See Note 1 in the Notes to Financial Statements.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.17% and 1.17% for the years ended September 30, 2024 and 2023, respectively.
(6)	Previously 1.17%. See Note 1.
(7)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund’s Investor Class Shares would be 1.40% for the year ended September 30, 2020.
(8)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(9)	Previously 1.26%. See Note 1.
(10)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Large Value Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$13.81	$12.80	$16.71	$12.98	$13.29
Net investment income(1)	0.23	0.25	0.23	0.20	0.25
Net realized and unrealized gain/(loss) on investments	3.12	1.78	(1.27)	3.76	(0.22)
Total from investment operations	3.35	2.03	(1.04)	3.96	0.03
Dividends and distributions to shareholders from:
Net investment income	(0.22)	(0.14)	(0.25)	(0.23)	(0.23)
Net realized capital gains	(1.11)	(0.88)	(2.62)	—	(0.11)
Total dividends and distributions to shareholders	(1.33)	(1.02)	(2.87)	(0.23)	(0.34)
Redemption fees	0.00(2)	—	0.00(2)	—	0.00(2)
Net asset value, end of year	$15.83	$13.81	$12.80	$16.71	$12.98
Total investment return(3)	26.40%	15.96%	(8.83)%	30.83%	0.04%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$33,900	$32,824	$40,445	$65,351	$70,003
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.82%(4)	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.25%(4)	1.21%	1.09%	1.05%	1.03%
Ratio of net investment income to average net assets	1.61%	1.82%	1.50%	1.29%	1.95%
Portfolio turnover rate	330%	191%	290%	226%	406%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.75% for the year ended September 30, 2024.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced S&P 500 Index Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$14.90	$13.20	$16.07	$12.86	$11.93
Net investment income(1)	0.19	0.20	0.20	0.17	0.21
Net realized and unrealized gain/(loss) on investments	4.81	2.60	(1.96)	3.17	1.14
Total from investment operations	5.00	2.80	(1.76)	3.34	1.35
Dividends and distributions to shareholders from:
Net investment income	(0.23)	(0.11)	(0.17)	(0.13)	(0.15)
Net realized capital gains	(0.28)	(0.99)	(0.94)	—	(0.27)
Total dividends and distributions to shareholders	(0.51)	(1.10)	(1.11)	(0.13)	(0.42)
Redemption fees	—	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$19.39	$14.90	$13.20	$16.07	$12.86
Total investment return(3)	34.43%	22.11%	(12.25)%	26.17%	11.53%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$21,024	$18,127	$13,258	$15,569	$6,346
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	0.65%	0.65%	0.65%	1.12%	2.13%
Ratio of net investment income to average net assets	1.13%	1.39%	1.31%	1.14%	1.75%
Portfolio turnover rate	160%	152%	193%	178%	345%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Hedged Core Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$10.51	$9.84	$12.88	$11.33	$11.16
Net investment income(1)	0.10	0.09	0.09	0.13	0.13
Net realized and unrealized gain/(loss) on investments	2.96	1.38	(0.84)	1.51	0.70
Total from investment operations	3.06	1.47	(0.75)	1.64	0.83
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.07)	(0.17)	(0.07)	(0.17)
Net realized capital gains	(0.04)	(0.73)	(2.12)	(0.02)	(0.49)
Total dividends and distributions to shareholders	(0.15)	(0.80)	(2.29)	(0.09)	(0.66)
Redemption fees	0.00(2)	—	—	0.00(2)	—
Net asset value, end of year	$13.42	$10.51	$9.84	$12.88	$11.33
Total investment return(3)	29.45%	15.13%	(8.37)%	14.56%	7.59%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$6,207	$6,674	$6,446	$8,177	$8,804
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.70%	1.75%	1.71%	1.66%	1.52%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.70%(5)	1.75%	1.71%	2.10%(5)	3.47%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.85%	0.84%	0.78%	1.07%	1.20%
Portfolio turnover rate	211%	195%	218%	205%	267%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.85%, 0.85%, 0.85%, 0.85% and 0.85% for the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Defensive Long 500 Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$14.46	$12.35	$12.87	$11.98	$13.20
Net investment income/(loss)(1)	(0.14)	(0.08)	0.03	0.06	0.14
Net realized and unrealized gain/(loss) on investments	4.35	2.23	(0.46)	0.96	(1.17)
Total from investment operations	4.21	2.15	(0.43)	1.02	(1.03)
Dividends and distributions to shareholders from:
Net investment income	—	(0.04)	(0.09)	(0.13)	(0.08)
Net realized capital gains	—	—	—	—	(0.11)
Total dividends and distributions to shareholders	—	(0.04)	(0.09)	(0.13)	(0.19)
Redemption fees	0.00(2)	—	—	—	0.00(2)
Net asset value, end of year	$18.67	$14.46	$12.35	$12.87	$11.98
Total investment return(3)	29.11%	17.38%	(3.41)%	8.65%	(7.95)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$18,275	$16,399	$16,652	$35,037	$54,675
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	2.69%(5)	2.44%(5)(6)	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)(7)	3.54%(5)	3.18%(5)(8)	1.96%	1.78%	1.66%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.85)%	(0.56)%	0.23%	0.51%	1.11%
Portfolio turnover rate	182%	208%	227%	163%	294%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Revised for the year ended September 30, 2023. See Note 1 in the Notes to Financial Statements.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.35% and 1.35% for the years ended September 30, 2024 and 2023, respectively.
(6)	Previously 1.35%. See Note 1.
(7)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(8)	Previously 2.09%. See Note 1.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Total Return Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares*
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$12.06	$11.45	$13.03	$11.70	$13.28
Net investment income(1)	0.18	0.09	0.11	0.08	0.11
Net realized and unrealized gain/(loss) on investments	3.01	1.69	(1.04)	1.33	(0.91)
Total from investment operations	3.19	1.78	(0.93)	1.41	(0.80)
Dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.07)	(0.13)	(0.08)	(0.11)
Net realized capital gains	(0.72)	(1.10)	(0.52)	(0.00)(2)	(0.67)
Total dividends and distributions to shareholders	(0.89)	(1.17)	(0.65)	(0.08)	(0.78)
Redemption fees	—	0.00(3)	—	0.00(3)	0.00(3)
Net asset value, end of year	$14.36	$12.06	$11.45	$13.03	$11.70
Total investment return(4)	28.01%	15.86%	(7.87)%	12.17%	(6.54)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$15,218	$19,685	$17,280	$23,987	$25,967
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	0.85%	0.87%	0.72%	0.66%	0.59%
Ratio of net investment income to average net assets	1.38%	0.74%	0.87%	0.68%	0.94%
Portfolio turnover rate	5%	35%	9%	85%	55%

*	Investor Class Shares were converted to Institutional Class Shares on January 30, 2023 (See Note 4).
(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced 500 Plus Fund Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$12.27	$11.40	$13.91	$11.47	$11.86
Net investment income(1)	0.07	0.09	0.10	0.07	0.13
Net realized and unrealized gain/(loss) on investments	3.79	2.38	(1.00)	2.50	0.47
Total from investment operations	3.86	2.47	(0.90)	2.57	0.60
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.07)	(0.07)	(0.13)	(0.14)
Net realized capital gains	(0.55)	(1.53)	(1.54)	—	(0.85)
Total dividends and distributions to shareholders	(0.66)	(1.60)	(1.61)	(0.13)	(0.99)
Redemption fees	—	—	—	—	—
Net asset value, end of year	$15.47	$12.27	$11.40	$13.91	$11.47
Total investment return(2)	32.85%	23.21%	(8.30)%	22.56%	4.95%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$4,807	$3,611	$3,106	$3,556	$2,891
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any(3)	2.02%	2.15%	2.12%	2.06%	2.21%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(3)(4)	4.39%	5.23%	4.44%	4.70%	5.04%
Ratio of net investment income to average net assets	0.50%	0.76%	0.73%	0.50%	1.15%
Portfolio turnover rate	167%	162%	191%	140%	263%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.15%, 1.15%, 1.15%, 1.15% and 1.15% for the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Notes to Financial Statements
September 30, 2024
1. Organization and Significant Accounting Policies
The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Index Plus Fund, the Gotham Large Value Fund, the Gotham Enhanced S&P 500 Index Fund, the Gotham Hedged Core Fund, the Gotham Defensive Long 500 Fund, the Gotham Total Return Fund and the Gotham Enhanced 500 Plus Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class Shares. The Gotham Index Plus Fund offers two classes of shares, Institutional Class Shares and Investor Class Shares. The Funds’ commencement of operations are as follows:
Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013
Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Large Value Fund (“Large Value”)	December 31, 2015
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Hedged Core Fund (“Hedged Core”)	September 30, 2016
Gotham Defensive Long 500 Fund (“Defensive Long 500”)	September 30, 2016
Gotham Total Return Fund (“Total Return”) (operates as a “Fund of Funds”)	March 31, 2015
Gotham Enhanced 500 Plus Fund (“Enhanced 500 Plus”)	September 30, 2016
All the Funds, except for Large Value, Enhanced S&P 500 Index and Total Return, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. Total Return seeks to achieve its investment objective by primarily investing in other investment companies advised or sub-advised by Gotham.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by Gotham Asset Management, LLC (“Gotham” or “the Adviser”) as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
companies each business day. OTC investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0, $0, and $0 held by the Absolute Return, Enhanced Return and Neutral, respectively. These securities are considered Level 3 as of and for the year ended September 30, 2024. Also, total return swaps with an end of period unrealized appreciation of $61,485,738, $42,771,615, $7,554,190, $160,673,593 and $3,378,680 were held by Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500, respectively. These securities are considered Level 2 as of and for the year ended September 30, 2024.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the year ended September 30, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Cash, Cash Equivalents and Restricted Cash — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Certain Funds have restricted cash in the form of deposits at brokers for securities sold short positions.
Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statements of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, capitalized dividends on short sales, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to such Fund's shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
The SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act. The Derivatives Rule generally requires a fund to adopt a written derivatives risk management program with risk guidelines that must cover certain elements, but that will otherwise be tailored based on how a fund’s use of derivatives may affect its investment portfolio and overall risk profile. A fund’s derivatives risk management program must also include provisions for stress testing, backtesting, internal reporting and escalation, and program review elements.
The Derivatives Rule requires funds engaging in derivatives transactions to comply with an outer limit on fund leverage risk based on a fund’s value at risk (“VaR”). This outer limit is based on a relative VaR test that compares the fund’s VaR to the VaR of a designated reference portfolio for that fund, or, in the absence of an appropriate reference portfolio, to 20% of the value of the fund’s net assets.
The Derivatives Rule requires that a Fund’s Board of Directors approve the appointment of a person or persons to oversee the administration of a Fund’s derivatives risk management program (“Derivatives Risk Manager” or “DRM”). The Board has appointed a person or persons from the Fund’s investment adviser to serve as the DRM for the Program pursuant to Rule 18f-4. The DRM responsibilities include:
•       Regular communication with the Investment Adviser with respect to the implementation of the Program;
•       Completion and monitoring of a risk assessment for each Fund; and

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
•       Periodic reporting to the Board.
Short Sales — All Funds except for Large Value and Enhanced S&P 500 Index may sell securities short. Total Return indirectly invests in short sales through its underlying securities. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission (“SEC”) and other applicable regulatory bodies with respect to coverage of short sales.
As of September 30, 2024, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:
	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Hedged Core	$2,459,119	$4,112,855	$12,294
Enhanced 500 Plus	1,904,461	3,012,822	83,592
In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statements of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section on the Statements of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the year ended September 30, 2024:
	Dividends on Securities Sold Short	Rebate (Income)/Fees
Hedged Core	$37,491	$(125,644)
Enhanced 500 Plus	29,334	(86,443)
The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds' respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statements of Operations and are as follows for the year ended September 30, 2024:
	Short Sales (Deposits) Proceeds	Financing Charges
Hedged Core	$2,431,270	$140,738
Enhanced 500 Plus	1,808,363	93,845
Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.
Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend accruals or payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the year ended September 30, 2024, only Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 held total return swaps.
For the year ended September 30, 2024, the quarterly average notional value of the total return swaps for each Fund was as follows:
Notional Amount
Absolute Return	$(282,623,383)
Enhanced Return	(26,430,692)
Neutral	(59,758,607)
Index Plus	(98,595,149)
Defensive Long 500	(2,827,424)
Counterparty Risk — During the year ended September 30, 2024, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.
The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.
For both Hedged Core and Enhanced 500 Plus, the Funds may use prime brokers with respect to its shorting strategy, which involves counterparty risk, including the risk that a prime broker may default on its obligation or become insolvent and that the Funds may lose its collateral deposit or short sale proceeds.
Liquidity Risk — During the year ended September 30, 2024, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — During the year ended September 30, 2024, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to a Master Netting agreement. In order to define their contractual rights and to secure rights that will help mitigate their counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds' net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.
Collateral Requirements — During the year ended September 30, 2024, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. See interest expense on the Statements of Operations for related interest on collateral. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
				Gross Amount Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/(Received)*	Net Amount**
Absolute Return	$61,485,738	$—	$61,485,738	$—	$(30,495,700)	$30,990,038
Enhanced Return	42,771,615	—	42,771,615	—	(41,150,000)	1,621,615
Neutral	7,554,190	—	7,554,190	—	(5,000,000)	2,554,190
Index Plus	160,673,593	—	160,673,593	—	(158,350,000)	2,323,593
Defensive Long 500	3,378,680	—	3,378,680	—	(3,378,680)	—

*	Amount disclosed is limited to the amount of assets presented in each Statements of Assets and Liabilities. Actual collateral pledged/(received) may be more than the amount shown.
**	Net amount represents the net receivable from the counterparty in the event of a default.
Revisions to Certain Prior Year Information — Included in the Financial Highlights for each of the Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 (collectively, the “Impacted Funds”) are revisions to correct an error which understated the ratio of expenses to average net assets (gross and net) for the year ended September 30, 2023. This error was due to interest expense incurred on collateral received from the Impacted Funds’ OTC swap transaction counterparty being incorrectly netted against dividend income earned on the Impacted Funds’ common stock investments. These revisions did not impact net assets, results of operations or total distributions and are not material to the financial statements taken as a whole.
2. Transactions with Related Parties and Other Service Providers
Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:
Absolute Return(1)	1.50%
Enhanced Return(1)	1.50%
Neutral	1.50%
Index Plus(1)	1.00%
Large Value	0.75%
Enhanced S&P 500 Index(2)	0.50%
Hedged Core(2)	0.70%
Defensive Long 500	1.35%
Total Return(3)	—
Enhanced 500 Plus	1.00%

(1)	Gotham has contractually agreed to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and the amount of such reduction is calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in such underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the annual investment advisory fee paid by the Fund, as shown in the table.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
(2)	Enhanced S&P 500 Index and Hedged Core, respectively, entered into a Support, Service and Fee Assumption Agreement (“Agreement”) with Gotham, whereby Gotham will assume and undertake to pay substantially all Fund expenses, except investment advisory fees. Under the Agreement, Gotham is entitled to a fee, computed daily and payable monthly, equal to the lesser of (i) the annualized rate of 0.15% of the Fund’s average daily net assets, or (ii) the actual amount of Gotham’s payment obligation under the Agreement.
(3)	For Total Return (the “Fund”), Gotham is not entitled to receive an investment advisory fee on assets invested in investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.
For all Funds, except for Absolute Return, Enhanced Return, Index Plus and Enhanced S&P 500 Index, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). For Absolute Return, Enhanced Return, Index Plus and Enhanced S&P 500 Index, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Other Expense Limitation”). Both the Expense Limitation and the Other Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation and Other Expense Limitation amounts, respectively, as a percentage of average daily net assets, in effect during the year ended September 30, 2024.
	Institutional Class Shares	Investor Class Shares	Termination Date
Absolute Return	0.00%	N/A	January 31, 2026
Enhanced Return	0.00%	N/A	January 31, 2026
Neutral	1.50%	N/A	January 31, 2026
Index Plus	0.15%	0.15%	January 31, 2026
Large Value	0.75%	N/A	January 31, 2026
Enhanced S&P 500 Index	0.00%	N/A	January 31, 2026
Hedged Core	0.85%	N/A	January 31, 2026
Defensive Long 500	1.35%	N/A	January 31, 2026
Total Return(1)	0.00%	N/A	January 31, 2026
Enhanced 500 Plus	1.15%	N/A	January 31, 2026

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
For the year ended September 30, 2024, investment advisory fees accrued and waivers were as follows:
	Gross Advisory Fee	Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$9,619,458	$(1,428,760)	$8,190,698
Enhanced Return	2,861,457	(540,828)	2,320,629
Neutral	1,141,065	(322,487)	818,578
Index Plus	5,172,617	(455,791)	4,716,826
Large Value	290,979	(166,391)	124,588
Enhanced S&P 500 Index	98,554	(29,568)	68,986
Hedged Core	43,488	(27)	43,461
Defensive Long 500	230,666	(145,503)	85,163
Total Return	—	(148,187)	(148,187)
Enhanced 500 Plus	42,199	(100,110)	(57,911)
For all Funds, except for Absolute Return, Enhanced Return, Neutral, Large Value, Enhanced S&P 500 Index and Defensive Long 500, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of September 30, 2024, the amounts of potential reimbursement from the Funds to the Adviser are as follows:
	Expiration
	09/30/2025	09/30/2026	09/30/2027	Total
Index Plus
Institutional Class Shares	$402,809	$417,473	$445,431	$1,265,713
Investor Class Shares	10,996	10,888	10,360	32,244
Total Return	174,499	166,407	148,187	489,093
Enhanced 500 Plus	83,147	106,046	100,110	289,303
The Funds have not recorded a commitment or contingent liability at September 30, 2024.
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the average daily net assets of Index Plus's Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
Investment in Affiliated Funds
The following table lists each issuer owned by Enhanced Return, Index Plus and Total Return that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the year ended September 30, 2024:

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
Enhanced Return
Name of Issuer	Value at 09/30/23	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$40,905,876	$14,003,860	$10,961,912	$1,319,612	$9,063,617	$54,331,053	2,190,000	$719,171	$—
Gotham Enhanced 500 ETF	42,652,080	7,969,141	—	—	14,815,512	65,436,733	2,073,000	497,677	—
Total	$83,557,956	$21,973,001	$10,961,912	$1,319,612	$23,879,129	$119,767,786		$1,216,848	$—

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
Index Plus
Name of Issuer	Value at 09/30/23	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Dividend Income	Distributions of Realized Gains
Gotham Enhanced 500 ETF	$214,689,245	$125,413,825	$25,615,880	$1,846,880	$84,881,802	$401,215,872	12,710,300	$2,905,961	$—

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
Total Return
Name of Issuer	Value at 09/30/23	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$5,762,776	$35,631	$2,415,077	$393,108	$859,464	$4,635,902	186,866	$101,316	$—
Gotham Defensive Long 500 Fund	1,984,489	—	984,846	348,337	144,125	1,492,105	79,920	—	—
Gotham Enhanced S&P 500 Index Fund	3,169,848	107,307	1,755,488	386,064	380,669	2,288,400	118,020	48,441	58,865
Gotham Hedged Core Fund	2,913,476	42,189	1,388,833	183,803	498,608	2,249,243	167,604	30,851	11,338
Gotham Large Value Fund	3,654,418	636,764	1,769,012	(221,865)	721,738	3,022,043	190,906	59,348	293,280
Gotham Neutral Fund	1,998,012	20,664	884,516	202,223	181,814	1,518,197	105,430	—	—
Total	$19,483,019	$842,555	$9,197,772	$1,291,670	$2,786,418	$15,205,890		$239,956	$363,483

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
3. Investment in Securities
For the year ended September 30, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Absolute Return	$1,656,820,269	$1,670,738,569
Enhanced Return	412,846,510	385,080,590
Neutral	315,951,781	307,513,756
Index Plus	1,031,889,418	795,631,759
Large Value	121,707,960	127,684,326
Enhanced S&P 500 Index	31,106,764	33,837,834
Hedged Core	23,172,520	25,241,478
Defensive Long 500	29,548,926	31,875,864
Total Return	842,555	9,197,773
Enhanced 500 Plus	9,777,631	9,756,431
For the year ended September 30, 2024, the Funds had no purchases and sales of U.S. Government securities.
4. Capital Share Transactions
For years ended September 30, 2024 and 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class Shares
Sales	9,808,445	$209,198,858	8,477,602	$155,573,132
Reinvestments	653,973	12,458,179	—	—
Redemption Fees*	—	1,080	—	447
Redemptions	(10,045,853)	(203,284,787)	(9,293,665)	(169,625,287)
Net increase/(decrease)	416,565	$18,373,330	(816,063)	$(14,051,708)

Enhanced Return:
Institutional Class Shares
Sales	3,051,688	$40,257,718	3,547,437	$37,676,157
Reinvestments	1,481,304	16,398,034	1,517,004	15,822,357
Redemption Fees*	—	14,737	—	24
Redemptions	(2,389,058)	(30,830,578)	(9,962,634)	(104,083,508)
Net increase/(decrease)	2,143,934	$25,839,911	(4,898,193)	$(50,584,970)

Neutral:
Institutional Class Shares
Sales	1,839,500	$24,227,976	890,177	$9,661,525
Reinvestments	—	—	—	—
Redemption Fees*	—	2,514	—	—
Redemptions	(875,662)	(11,389,646)	(1,835,161)	(20,006,733)
Net increase/(decrease)	963,838	$12,840,844	(944,984)	$(10,345,208)

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value

Index Plus:
Institutional Class Shares
Sales	13,294,207	$322,771,758	3,228,802	$64,260,674
Reinvestments	595,463	13,016,824	274,450	5,192,591
Redemption Fees*	—	9,303	—	295
Redemptions	(3,688,808)	(91,359,122)	(5,233,799)	(106,179,078)
Net increase/(decrease)	10,200,862	$244,438,763	(1,730,547)	$(36,725,518)
Investor Class Shares
Sales	204,753	$4,922,033	29,396	$591,271
Reinvestments	22,532	490,529	10,495	197,825
Redemption Fees*	—	219	—	8
Redemptions	(176,075)	(4,494,619)	(79,384)	(1,601,694)
Net increase/(decrease)	51,210	$918,162	(39,493)	$(812,590)
Total net increase/(decrease)	10,252,072	$245,356,925	(1,770,040)	$(37,538,108)

Large Value:
Institutional Class Shares
Sales	2,326,239	$33,315,065	223,208	$3,069,441
Reinvestments	233,726	3,031,430	229,612	3,134,210
Redemption Fees*	—	393	—	—
Redemptions	(2,796,077)	(39,920,241)	(1,235,712)	(16,882,054)
Net decrease	(236,112)	$(3,573,353)	(782,892)	$(10,678,403)

Enhanced S&P 500 Index:
Institutional Class Shares
Sales	228,239	$3,887,217	349,659	$5,021,211
Reinvestments	40,464	618,689	87,143	1,173,810
Redemption Fees*	—	—	—	135
Redemptions	(401,174)	(6,844,728)	(224,572)	(3,163,984)
Net increase/(decrease)	(132,471)	$(2,338,822)	212,230	$3,031,172

Hedged Core:
Institutional Class Shares
Sales	6,222	$70,256	194	$1,941
Reinvestments	7,866	86,606	50,909	524,367
Redemption Fees*	—	67	—	—
Redemptions	(186,760)	(2,196,579)	(71,179)	(725,837)
Net decrease	(172,672)	$(2,039,650)	(20,076)	$(199,529)

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value

Defensive Long 500:
Institutional Class Shares
Sales	32,646	$537,181	238,867	$3,246,406
Reinvestments	—	—	3,676	51,435
Redemption Fees*	—	1,876	—	—
Redemptions	(187,743)	(3,050,710)	(456,322)	(6,516,288)
Net decrease	(155,097)	$(2,511,653)	(213,779)	$(3,218,447)

Total Return:
Institutional Class Shares+
Sales	1,089	$13,000	2,840	$33,377
Reinvestments	122,128	1,443,551	149,698	1,746,981
Redemption Fees*	—	—	—	18
Redemptions	(695,322)	(9,157,766)	(122,476)	(1,416,920)
Converted from Investor Class Shares	—	—	92,912	1,089,202
Net increase/(decrease)	(572,105)	$(7,701,215)	122,974	$1,452,658
Investor Class Shares+
Sales	—	$—	954	$11,950
Reinvestments	—	—	21,817	254,381
Redemption Fees*	—	—	—	1
Redemptions	—	—	(156,265)	(1,777,724)
Converted to Institutional Class Shares	—	—	(92,993)	(1,089,209)
Net decrease	—	$—	(226,487)	$(2,600,601)
Total net decrease	(572,105)	$(7,701,215)	(103,513)	$(1,147,943)

Enhanced 500 Plus:
Institutional Class Shares
Sales	904	$13,137	862	$9,500
Reinvestments	15,806	193,783	39,432	436,510
Redemption Fees*	—	—	—	—
Redemptions	(190)	(2,770)	(18,556)	(205,705)
Net increase	16,520	$204,150	21,738	$240,305

+	Investor Class Shares were converted to Institutional Class Shares on January 30, 2023.
*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
Significant Shareholders
As of September 30, 2024, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
Neutral
Affiliated Fund	2%

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
Large Value
Affiliated Fund	9%
Non-affiliated Shareholder	10%
Enhanced S&P 500 Index
Affiliated Fund	11%
Non-affiliated Shareholder	10%
Hedged Core
Affiliated Fund	36%
Non-affiliated Shareholder	58%
Defensive Long 500
Affiliated Fund	8%
Non-affiliated Shareholder	76%
Total Return
Affiliated Shareholders	22%
Non-affiliated Shareholder	52%
Enhanced 500 Plus
Non-affiliated Shareholder	96%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net assets were not affected by these adjustments. Permanent differences as of September 30, 2024, were primarily attributed to capitalized dividends on short sales, net operating loss write-off, non-deductible excise taxes paid, PFICs sold, redesignation of dividends paid and equalization utilized which were reclassified among the following accounts:
	Total Distributable Earnings	Paid-in-Capital
Enhanced Return	$503,255	$(503,255)
Neutral	409,210	(409,210)
Index Plus	(158,853)	158,853
Large Value	(1,496,121)	1,496,121
Enhanced S&P 500 Index	(195,704)	195,704
Hedged Core	(44,978)	44,978
Defensive Long 500	118,453	(118,453)

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2024
The tax character of distributions paid by the Funds during the year ended September 30, 2024, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Absolute Return	$—	$31,350,533	$—
Enhanced Return	—	17,945,586	—
Index Plus	—	22,893,420	—
Large Value	516,778	2,553,760	—
Enhanced S&P 500 Index	315,423	303,402	—
Hedged Core	63,331	23,275	—
Total Return	279,950	1,168,551	—
Enhanced 500 Plus	33,366	160,417	—
The tax character of distributions paid by the Funds during the year ended September 30, 2023, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Enhanced Return	$—	$16,644,612	$—
Index Plus	—	7,844,713	—
Large Value	465,370	2,698,784	—
Enhanced S&P 500 Index	120,259	1,053,798	—
Hedged Core	59,308	465,059	—
Defensive Long 500	51,435	—	—
Total Return	110,266	1,897,607	—
Enhanced 500 Plus	18,308	418,202	—
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Absolute Return	$—	$—	$121,844,820	$144,550,655	$(17,453,491)
Enhanced Return	—	—	51,229,637	88,562,137	(13,287,323)
Neutral	(53,482,993)	—	—	12,473,894	(282,472)
Index Plus	—	—	18,676,514	294,785,361	(5,644,373)
Large Value	—	258,820	2,282,484	4,758,751	—
Enhanced S&P 500 Index	—	267,238	1,458,445	5,365,840	—
Hedged Core	—	33,869	808,359	1,127,924	—
Defensive Long 500	—	—	190,966	5,897,506	(115,948)
Total Return	—	27,150	1,308,164	3,181,119	—
Enhanced 500 Plus	—	15,047	492,098	1,024,475	—
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2024, were primarily attributed to wash sales, capital loss carryforward not yet utilized, deferral of loss on unsettled short sale transactions and amortization of organizational costs. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of September 30, 2024, the federal tax cost, aggregated gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

GOTHAM FUNDS
Notes to Financial Statements (Concluded)
September 30, 2024
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Absolute Return	$664,974,849	$195,949,994	$(112,884,730)	$83,065,264
Enhanced Return	214,480,586	105,820,031	(60,029,401)	45,790,630
Neutral	83,197,326	20,108,786	(15,189,041)	4,919,745
Index Plus	711,637,506	362,144,854	(228,033,086)	134,111,768
Large Value	28,836,297	5,773,780	(1,015,029)	4,758,751
Enhanced S&P 500 Index	15,473,698	6,007,262	(641,422)	5,365,840
Hedged Core	7,434,268	1,785,834	(670,220)	1,115,614
Defensive Long 500	14,835,106	7,454,058	(4,935,232)	2,518,826
Total Return	12,024,771	3,241,028	(59,909)	3,181,119
Enhanced 500 Plus	5,360,443	1,603,786	(354,879)	1,248,907
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2024, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2024. For the year ended September 30, 2024, the Funds deferred to October 1, 2024 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute Return	$1,745,552	$15,707,939	$—
Enhanced Return	2,288,938	10,998,385	—
Neutral	282,472	—	—
Index Plus	5,644,373	—	—
Defensive Long 500	115,948	—	—
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2024, the following Funds had total capital loss carryforwards in the following amounts:
	Capital Loss Carryforward
	Short-Term	Long-Term
Neutral	$53,482,993	$—
For the year ended September 30, 2024, the following Funds utilized capital losses as follows:
Capital Losses Utilized
Neutral	$17,624,041
Defensive Long 500	3,510,812
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Hedged Core Fund, Gotham Defensive Long 500 Fund, Gotham Total Return Fund and Gotham Enhanced 500 Plus Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds indicated in the table below (ten of the funds constituting FundVantage Trust, hereafter collectively referred to as the "Funds") as of September 30, 2024, and the related statements of operations, changes in net assets, and cash flows for Gotham Hedged Core Fund and Gotham Enhanced 500 Plus Fund for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations, the changes in each of their net assets, the cash flows for Gotham Hedged Core Fund and Gotham Enhanced 500 Plus Fund, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Gotham Absolute Return Fund (1)
Gotham Enhanced Return Fund (1)
Gotham Neutral Fund (1)
Gotham Index Plus Fund (1)
Gotham Large Value Fund (1)
Gotham Enhanced S&P 500 Index Fund (1)
Gotham Hedged Core Fund (2)
Gotham Defensive Long 500 Fund (1)
Gotham Total Return Fund (1)
Gotham Enhanced 500 Plus Fund (2)

(1) Statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024 and financial highlights for each of the five years in the period ended September 30, 2024.
(2) Statements of operations and cash flows for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024 and financial highlights for each of the five years in the period ended September 30, 2024.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our

GOTHAM FUNDS
Report of Independent Registered Public Accounting Firm (Concluded)
procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodians, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 9, 2024
We have served as the auditor of one or more investment companies in Gotham Asset Management LLC since 2011.

GOTHAM FUNDS
Shareholder Tax Information
(Unaudited)
Certain tax information regarding each Fund is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended September 30, 2024. The information and distributions reported here in may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2023. During the fiscal year ended September 30, 2024 the following dividends and distributions were paid by each of the Funds:
	Ordinary Income	Long-Term Capital Gain
Absolute Return	$—	$31,350,533
Enhanced Return	—	17,945,586
Index Plus	—	22,893,420
Large Value	516,778	2,553,760
Enhanced S&P 500 Index	315,423	303,402
Hedged Core	63,331	23,275
Total Return	279,950	1,168,551
Enhanced 500 Plus	33,366	160,417
Where appropriate, all designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2024 were designated as “qualified dividend income”, as defined in the Act, and are subject to reduced tax rates:
Large Value	100.00%
Enhanced S&P 500 Index	91.72%
Hedged Core	100.00%
Total Return	96.09%
Enhanced 500 Plus	100.00%
The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:
Large Value	100.00%
Enhanced S&P 500 Index	91.73%
Hedged Core	100.00%
Total Return	93.90%
Enhanced 500 Plus	100.00%
The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:
Large Value	0.76%
Enhanced S&P 500 Index	0.97%
Total Return	0.90%
Enhanced 500 Plus	0.49%
The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:
Enhanced S&P 500 Index	100.00%
Total Return	100.00%
Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2023. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.

GOTHAM FUNDS
Shareholder Tax Information (Continued)
(Unaudited)
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

GOTHAM FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

GOTHAM FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Fund and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Fund and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.
If you have questions or comments about our privacy practices, please call us at (877) 974-6852.

Investment Adviser
Gotham Asset Management, LLC
825 Third Avenue, 17th Floor
New York, NY 10022
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
GOTI-0924

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on June 17-18, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Gotham Absolute Return Fund, Gotham Defensive Long 500 Fund, Gotham Enhanced 500 Plus Fund, Gotham Enhanced Return Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Hedged Core Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Neutral Fund and Gotham Total Return Fund (collectively, the “Gotham Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Gotham Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Gotham in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Gotham 15(c) Response”) regarding (i) the services performed and to be performed by Gotham for the Gotham Funds, (ii) the composition and qualifications of Gotham’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Gotham Funds, (iv) investment performance, (v) the financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Gotham Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material effect on Gotham’s ability to service the Gotham Funds, and (x) compliance with the Gotham Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Gotham 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Gotham Fund compared against its Lipper Index and its benchmark; compliance with the Gotham Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as the Gotham Funds’ Valuation Designee appointed by the Board.

The Board considered additional information provided by representatives from Gotham invited to participate in the Meeting regarding Gotham’s history, performance, investment strategy, and compliance program. Representatives of Gotham responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Gotham Funds and Gotham, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Gotham 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Gotham are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Gotham Funds are likely to benefit from the provision of those services, (iv) Gotham has sufficient personnel, with the appropriate skills and experience, to serve the Gotham Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Gotham Funds is likely to continue under the Agreement.

The Trustees considered the investment performance for the Gotham Funds (as applicable) and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Gotham Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2024, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

Gotham Absolute Return Fund. The Trustees noted that the Gotham Absolute Return Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2024. They further noted that the Gotham Absolute Return Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date and three-year periods ended March 31, 2024, and underperformed for the one-year, five-year and ten-year periods ended March 31, 2024. The Trustees further noted that the Gotham Absolute Return Fund’s Institutional Class shares outperformed the Refinitiv Absolute Return Funds Median for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2024.

Gotham Defensive Long 500 Fund. The Trustees noted that the Gotham Defensive Long 500 Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2024. They further noted that the Gotham Defensive Long 500 Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date and three-year periods ended March 31, 2024, and underperformed for the one-year, five-year and ten-year periods ended March 31, 2024. The Trustees further noted that the Gotham Defensive Long 500 Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the year-to-date, one-year, three-year and ten-year periods ended March 31, 2024, and performed similarly for the five-year period ended March 31, 2024.

Gotham Enhanced 500 Plus Fund. The Trustees noted that the Gotham Enhanced 500 Plus Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, one-year and three-year periods ended March 31, 2024, and underperformed for the five-year and since inception periods ended March 31, 2024. They further noted that the Gotham Enhanced 500 Plus Fund’s Institutional Class shares outperformed the S&P 500 Value Index for the year-to-date, one-year, three-year and since inception periods ended March 31, 2024, and underperformed for the five-year period ended March 31, 2024. The Trustees further noted that the Gotham Enhanced 500 Plus Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024.

Gotham Enhanced Return Fund. The Trustees noted that the Gotham Enhanced Return Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, one-year and three-year periods ended March 31, 2024, and underperformed for the five-year and since inception periods ended March 31, 2024. They further noted that the Gotham Enhanced Return Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024.

Gotham Enhanced S&P 500 Index Fund. The Trustees noted that the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares outperformed the S&P 500 Index for the three-year and since inception periods ended March 31, 2024, and underperformed for the year-to-date, one-year and five-year periods ended March 31, 2024. They further noted that the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares outperformed the S&P 500 Value Index for the year-to-date, one-year, five-year and since inception periods ended March 31, 2024, and performed similarly for the three-year period ended March 31, 2024. The Trustees further noted that the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares outperformed the Refinitiv Large-Cap Core Funds Median for the three-year, five-year and since inception periods ended March 31, 2024, and underperformed for the year-to-date and one-year periods ended March 31, 2024.

Gotham Hedged Core Fund. The Trustees noted that the Gotham Hedged Core Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024. They further noted that the Gotham Hedged Core Fund’s Institutional Class shares underperformed the S&P 500 Index for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024. The Trustees further noted that the Gotham Hedged Core Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024.

Gotham Index Plus Fund. The Trustees noted that the Gotham Index Plus Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024. They further noted that the Gotham Index Plus Fund’s Institutional Class shares outperformed the Refinitiv Multi-Cap Core Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024.

Gotham Large Value Fund. The Trustees noted that the Gotham Large Value Fund’s Institutional Class shares underperformed the S&P 500 Index for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024. They further noted that the Gotham Large Value Fund’s Institutional Class shares outperformed the S&P 500 Value Index for the year-to-date and since inception periods ended March 31, 2024, and underperformed for the one-year, three-year and five-year periods ended March 31, 2024. The Trustees further noted that the Gotham Large Value Fund’s Institutional Class shares outperformed the Refinitiv Multi-Cap Value Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024.

Gotham Neutral Fund. The Trustees noted that the Gotham Neutral Fund’s Institutional Class shares outperformed the ICE BofA U.S. 3-Month T-Bill Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2024. They further noted that the Gotham Neutral Fund’s Institutional Class shares outperformed the Refinitiv Alternative Equity Market Neutral Funds Median for the year-to-date, one-year, three-year and five-year periods ended March 31, 2024, and underperformed for the since inception period ended March 31, 2024.

Gotham Total Return Fund. The Trustees noted that the Gotham Total Return Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024. They further noted that the Gotham Total Return Fund’s Institutional Class shares underperformed the S&P 500 Index for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2024. The Trustees further noted that the Gotham Total Return Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the year-to-date, one-year, three-year and since inception periods ended March 31, 2024, and underperformed for the five-year period ended March 31, 2024.

The Trustees concluded that the performance of each of the Gotham Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Gotham Funds and any other ancillary benefit resulting from Gotham’s relationship with the Gotham Funds. The Trustees also reviewed information regarding the fees Gotham charges to certain other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Gotham Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Gotham Funds versus those funds in the Gotham Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Gotham Funds as measured by the information provided by Gotham. The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Gotham Funds:

Gotham Absolute Return Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Absolute Return Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Gotham Defensive Long 500 Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Defensive Long 500 Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Gotham Enhanced 500 Plus Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Enhanced 500 Plus Fund’s Institutional Class shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Gotham Enhanced Return Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Enhanced Return Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Gotham Enhanced S&P 500 Index Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares were similar to and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Gotham Hedged Core Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Hedged Core Fund’s Institutional Class shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Gotham Index Plus Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Index Plus Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Gotham Large Value Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Large Value Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Gotham Neutral Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Neutral Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Gotham Total Return Fund. The Trustees noted that the Gotham Total Return Fund is a “fund of funds,” and that there is no advisory fee in respect of assets invested in other funds advised by Gotham. The Trustees noted that the Gotham Total Return Fund does not collect an advisory fee because it invests only in other series of the Trust advised by Gotham.

The Trustees also discussed the limitations of the comparative expense information provided with respect to each Gotham Fund’s Peer Group, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in each of the Peer Groups. Based upon their review, the Trustees concluded that the respective advisory fees for the Gotham Funds were reasonable in light of the high quality of services received by the Funds from Gotham.

The Trustees considered the costs of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Gotham Funds, its profitability and certain additional information related to Gotham’s financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Gotham.

The Trustees considered the extent to which economies of scale may be realized relative to the fee levels as the Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Gotham has contractually agreed to waive fees and/or reimburse certain expenses of the Funds for the benefit of shareholders.

After consideration of all the factors, taking into consideration the information presented at the Meeting, the entire Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date December 9, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date December 9, 2024

*	Print the name and title of each signing officer under his or her signature.